Summary Section

Baird Ultra Short Bond Fund

Investment Objective
The investment objective of the Baird Ultra Short Bond Fund (the “Fund”) is to seek current income consistent with preservation of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%
Fee Waiver(1)	-0.15%	-0.15%
Total Annual Fund Operating Expenses After Fee Waiver	0.40%	0.15%
(1)Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of the average daily net assets for the Fund until April 30, 2026. The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors of Baird Funds, Inc.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one‑year numbers below are based on the Fund’s net expenses resulting from the fee waiver agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$41	$161	$292	$675
Institutional Class Shares	$15	$81	$154	$366

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•Obligations of U.S. government and other public‑sector entities
•Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•Corporate debt of U.S. and foreign issuers
•Money market instruments

The Fund invests primarily in investment‑grade debt obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 10% of its net assets in non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated debt obligations that are determined by Robert W. Baird & Co., Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Short‑Term U.S. Government/Corporate Index. The duration of the Fund’s benchmark as of March 31, 2025 was 0.56 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than three months but less than eighteen months during normal market conditions.

Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund invests primarily in short-term bonds along with variable and floating rate instruments, whose prices are less sensitive to interest rate changes than are prices of long-term bonds. Variable and floating rate instruments generally have lower interest rate sensitivity because their coupon rate periodically resets based on an index rate that changes with the general level of interest rates. The Fund may invest in foreign debt obligations. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk, discussed below. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Debt obligations, including mortgage‑ and asset‑backed debt obligations, may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.

Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	4th quarter 2023	1.76%
Worst quarter:	1st quarter 2020	-0.50%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	10 Years	Since Inception (12/31/13)
Institutional Class
Return Before Taxes	5.65%	2.81%	2.22%	2.13%
Return After Taxes on Distributions	3.39%	1.69%	1.33%	1.28%
Return After Taxes on Distributions and Sale of Fund Shares	3.31%	1.67%	1.31%	1.26%
Investor Class
Return Before Taxes	5.47%	2.61%	2.00%	1.90%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%	1.76%
Bloomberg Short‑Term U.S. Government/Corporate Index (reflects no deduction for fees, expenses or taxes)	5.31%	2.50%	1.92%	1.76%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2013	Chief Investment Officer Emeritus for Baird Advisors, a department of the Advisor, and Managing Director of the Advisor
Warren D. Pierson, CFA	2013	Co-Chief Investment Officer for Baird Advisors and Managing Director of the Advisor
Jay E. Schwister, CFA	2019	Co-Chief Investment Officer / Director of Research for Baird Advisors and Managing Director of the Advisor
Charles B. Groeschell	2013	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
M. Sharon deGuzman	2013	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Meghan H. Dean, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Jeffrey L. Schrom, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Patrick W. Brown, CFA	2021	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Andrew J. O’Connell, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor
Abhishek Pulakanti, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 83.

Baird Short‑Term Bond Fund

Investment Objective
The investment objective of the Baird Short‑Term Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg 1‑3 Year U.S. Government/Credit Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•Obligations of U.S. government and other public‑sector entities
•Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•Corporate debt of U.S. and foreign issuers

The Fund only invests in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Fund invests primarily in short-term bonds, whose prices are less sensitive to interest rate changes than the prices of long-term bonds. The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg 1‑3 Year U.S. Government/Credit Index. The duration of the Fund’s benchmark as of March 31, 2025 was 1.87 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than one year but less than three years during normal market conditions. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations and money market instruments. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk, discussed below. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Debt obligations, including mortgage‑ and asset‑backed debt obligations, may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.

Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2020	3.43%
Worst quarter:	1st quarter 2022	-2.64%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	10 Years	Since Inception (8/31/04)	Since Inception (9/19/12)
Institutional Class(1)
Return Before Taxes	4.99%	2.10%	2.13%	2.62%	N/A
Return After Taxes on Distributions	3.15%	0.99%	1.16%	1.53%	N/A

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	10 Years	Since Inception (8/31/04)	Since Inception (9/19/12)
Return After Taxes on Distributions and Sale of Fund Shares	2.93%	1.14%	1.21%	1.58%	N/A
Investor Class(2)
Return Before Taxes	4.73%	1.84%	1.87%	N/A	1.77%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%	3.03%	1.46%
Bloomberg 1‑3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	4.36%	1.58%	1.63%	2.20%	1.46%

(1)The inception date of the Institutional Class shares of the Short-Term Bond Fund was August 31, 2004.
(2)The inception date of the Investor Class shares of the Short‑Term Bond Fund was September 19, 2012.

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2004	Chief Investment Officer Emeritus for Baird Advisors, a department of the Advisor, and Managing Director of the Advisor
Warren D. Pierson, CFA	2004	Co-Chief Investment Officer for Baird Advisors and Managing Director of the Advisor
Jay E. Schwister, CFA	2019	Co-Chief Investment Officer / Director of Research for Baird Advisors and Managing Director of the Advisor
Charles B. Groeschell	2004	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
M. Sharon deGuzman	2004	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Meghan H. Dean, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Jeffrey L. Schrom, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Patrick W. Brown, CFA	2021	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Andrew J. O’Connell, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor
Abhishek Pulakanti, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 83.

Baird Intermediate Bond Fund

Investment Objective
The investment objective of the Baird Intermediate Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Intermediate U.S. Government/Credit Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•    Obligations of U.S. government and other public‑sector entities
•    Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•    Corporate debt of U.S. and foreign issuers

The Fund only invests in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Intermediate U.S. Government/Credit Index. The duration of the Fund’s benchmark as of March 31, 2025 was 3.76 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than three years but less than six years during normal market conditions. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations as well as money market instruments. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk, discussed below. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Debt obligations, including mortgage‑ and asset‑backed debt obligations, may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.

Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	4th quarter 2023	4.64%
Worst quarter:	1st quarter 2022	-4.72%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	10 Years	Since Inception (9/29/00)
Institutional Class
Return Before Taxes	3.45%	1.15%	1.98%	4.00%
Return After Taxes on Distributions	1.83%	-0.03%	0.86%	2.55%
Return After Taxes on Distributions and Sale of Fund Shares	2.03%	0.41%	1.05%	2.56%
Investor Class
Return Before Taxes	3.21%	0.90%	1.73%	3.75%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%	3.77%
Bloomberg Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	3.00%	0.86%	1.71%	3.61%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2000	Chief Investment Officer Emeritus for Baird Advisors, a department of the Advisor, and Managing Director of the Advisor
Warren D. Pierson, CFA	2000	Co-Chief Investment Officer for Baird Advisors and Managing Director of the Advisor
Jay E. Schwister, CFA	2019	Co-Chief Investment Officer / Director of Research for Baird Advisors and Managing Director of the Advisor
Charles B. Groeschell	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
M. Sharon deGuzman	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Meghan H. Dean, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Jeffrey L. Schrom, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Patrick W. Brown, CFA	2021	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Andrew J. O’Connell, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor
Abhishek Pulakanti, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 83.

Baird Aggregate Bond Fund

Investment Objective
The investment objective of the Baird Aggregate Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Aggregate Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•Obligations of U.S. government and other public-sector entities
•Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•Corporate debt of U.S. and foreign issuers

The Fund only invests in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg U.S. Aggregate Index. The duration of the Fund’s benchmark as of March 31, 2025 was 6.09 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than five years but less than 10 years during normal market conditions. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations as well as money market instruments. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk, discussed below. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Debt obligations, including mortgage‑ and asset‑backed debt obligations, may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.

Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	4th quarter 2023	7.20%
Worst quarter:	1st quarter 2022	-6.33%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	10 Years	Since Inception (9/29/00)
Institutional Class
Return Before Taxes	1.85%	0.11%	1.76%	4.24%
Return After Taxes on Distributions	0.22%	-1.13%	0.57%	2.61%
Return After Taxes on Distributions and Sale of Fund Shares	1.09%	-0.41%	0.84%	2.68%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	10 Years	Since Inception (9/29/00)
Investor Class
Return Before Taxes	1.63%	-0.13%	1.50%	3.99%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%	3.77%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2000	Chief Investment Officer Emeritus for Baird Advisors, a department of the Advisor, and Managing Director of the Advisor
Warren D. Pierson, CFA	2000	Co-Chief Investment Officer for Baird Advisors and Managing Director of the Advisor
Jay E. Schwister, CFA	2019	Co-Chief Investment Officer / Director of Research for Baird Advisors and Managing Director of the Advisor

Name	Portfolio Manager of the Fund Since	Title
Charles B. Groeschell	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
M. Sharon deGuzman	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Meghan H. Dean, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Jeffrey L. Schrom, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Patrick W. Brown, CFA	2021	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Andrew J. O’Connell, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor
Abhishek Pulakanti, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 83.

Baird Core Plus Bond Fund

Investment Objective
The investment objective of the Baird Core Plus Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Universal Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

•Obligations of U.S. government and other public‑sector entities
•Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•Corporate debt of U.S. and foreign issuers

The Fund invests primarily in investment-grade debt obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 20% of its net assets in non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated debt obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg U.S. Universal Index. The duration of the Fund’s benchmark as of March 31, 2025 was 5.86 years. The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than five years but less than 10 years during normal market conditions. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Fund may invest in debt obligations of all maturities. The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•Yield curve positioning: The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations as well as money market instruments. The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating or a high yield (“junk bond”) rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk, discussed below. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Debt obligations, including mortgage‑ and asset‑backed debt obligations, may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent a Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest. The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.

Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	4th quarter 2023	7.12%
Worst quarter:	1st quarter 2022	-6.14%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	10 Years	Since Inception (9/29/00)
Institutional Class
Return Before Taxes	2.54%	0.56%	2.15%	4.70%
Return After Taxes on Distributions	0.84%	-0.80%	0.82%	2.96%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	10 Years	Since Inception (9/29/00)
Return After Taxes on Distributions and Sale of Fund Shares	1.49%	-0.11%	1.08%	2.98%
Investor Class
Return Before Taxes	2.25%	0.32%	1.89%	4.44%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)	2.04%	0.06%	1.73%	4.06%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2000	Chief Investment Officer Emeritus for Baird Advisors, a department of the Advisor, and Managing Director of the Advisor
Warren D. Pierson, CFA	2000	Co-Chief Investment Officer for Baird Advisors and Managing Director of the Advisor

Name	Portfolio Manager of the Fund Since	Title
Jay E. Schwister, CFA	2019	Co-Chief Investment Officer / Director of Research for Baird Advisors and Managing Director of the Advisor
Charles B. Groeschell	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
M. Sharon deGuzman	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Meghan H. Dean, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Jeffrey L. Schrom, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Patrick W. Brown, CFA	2021	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Andrew J. O’Connell, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor
Abhishek Pulakanti, CFA	2022	Senior Investment Analyst for Baird Advisors and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 83.

Baird Short‑Term Municipal Bond Fund

Investment Objective
The investment objective of the Baird Short‑Term Municipal Bond Fund (the “Fund”) is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).

The Fund invests in a broadly diversified portfolio of federally tax‑exempt municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre‑refunded bonds, general obligation bonds, revenue bonds and municipal lease participations. The Fund may also invest in zero coupon bonds which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when‑issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 10% of its net assets in non‑investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg 1-5 Year Short Municipal Index. The duration of the Fund’s benchmark as of March 31, 2025 was 2.33 years. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar‑weighted average effective maturity is generally expected to be more than three months but less than three years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.

The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). The Fund invests primarily in short-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds. Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.

Extension Risk
Debt obligations may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.

The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.

Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligation’s delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	4th quarter 2023	3.71%
Worst quarter:	1st quarter 2022	-3.31%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	Since Inception (8/31/15)
Institutional Class
Return Before Taxes	3.23%	1.50%	1.89%
Return After Taxes on Distributions	3.20%	1.49%	1.87%
Return After Taxes on Distributions and Sale of Fund Shares	3.20%	1.61%	1.88%
Investor Class
Return Before Taxes	2.98%	1.23%	1.62%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	Since Inception (8/31/15)
Bloomberg Municipal Index (reflects no deduction for fees, expenses or taxes)	1.05%	0.99%	2.30%
Bloomberg 1-5 Year Short Municipal Index (reflects no deduction for fees, expenses or taxes)	2.07%	1.10%	1.39%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Duane A. McAllister, CFA	2015	Senior Portfolio Manager for Baird Advisors a department of the Advisor, and Managing Director of the Advisor
Lyle J. Fitterer, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Erik R. Schleicher, CFA	2015	Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Joseph J. Czechowicz, CFA	2015	Portfolio Manager for Baird Advisors and Managing Director of the Advisor

Name	Portfolio Manager of the Fund Since	Title
Gabe G. Diederich, CFA	2022	Portfolio Manager for Baird Advisors and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 83.

Baird Strategic Municipal Bond Fund

Investment Objective
The investment objective of the Baird Strategic Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).

The Fund invests in a broadly diversified portfolio of municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre-refunded bonds, general obligation bonds, revenue bonds and municipal lease participations. The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 30% of its net assets in non-investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default. The Fund may also invest in U.S. Treasury futures contracts for duration and yield curve management or to manage market and interest rate risk.

The Fund may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds but which produce income that is taxable for federal income tax purposes.

The Advisor attempts to keep the duration of the Fund’s portfolio within ±2 years of its benchmark, the Bloomberg 1-10 Year Municipal Blend Index. The duration of the Fund’s benchmark as of March 31, 2025 was 4.13 years. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar-weighted average effective maturity is generally expected to be between three months and 10 years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.

The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Extension Risk
Debt obligations may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Non-Investment Grade Quality Risks
Non-investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment-grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher-rated categories.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.

The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.

Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligation’s delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

U.S. Treasury Futures Contracts Risk
A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	4th quarter 2023	5.96%
Worst quarter:	1st quarter 2022	-3.98%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	Since Inception (11/15/19)
Institutional Class
Return Before Taxes	3.17%	2.94%	3.05%
Return After Taxes on Distributions	3.10%	2.78%	2.89%
Return After Taxes on Distributions and Sale of Fund Shares	3.26%	2.71%	2.79%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	Since Inception (11/15/19)
Investor Class
Return Before Taxes	2.92%	2.69%	2.80%
Bloomberg Municipal Index (reflects no deduction for fees, expenses or taxes)	1.05%	0.99%	1.13%
Bloomberg 1-10 Year Municipal Blend Index (reflects no deduction for fees, expenses or taxes)	0.91%	1.03%	1.13%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after-tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Lyle J. Fitterer, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Duane A. McAllister, CFA	2019	Senior Portfolio Manager for Baird Advisors, a department of the Advisor and Managing Director of the Advisor
Erik R. Schleicher, CFA	2019	Portfolio Manager for Baird Advisors and Managing Director of the Advisor

Name	Portfolio Manager of the Fund Since	Title
Joseph J. Czechowicz, CFA	2019	Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Gabe G. Diederich, CFA	2022	Portfolio Manager for Baird Advisors and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 83.

Baird Quality Intermediate Municipal Bond Fund

Investment Objective
The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund (the “Fund”) is to seek current income that is substantially exempt from federal income tax. A secondary objective is to seek total return with relatively low volatility of principal.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).

The Fund invests in a broadly diversified portfolio of municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre-refunded bonds, general obligation bonds, revenue bonds, municipal lease participations and tax-exempt commercial paper. The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

The Fund invests in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency. The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Quality Intermediate Municipal Index. The

duration of the Fund’s benchmark as of March 31, 2025 was 4.43 years. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar‑weighted average portfolio effective maturity is expected to be more than three years but less than eight years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date. The Fund may invest in debt obligations of all maturities.

The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.

The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations.

Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Extension Risk
Debt obligations may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.

The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.

Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligation’s delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	4th quarter 2023	5.28%
Worst quarter:	1st quarter 2022	-4.66%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	10 Years	Since Inception (3/30/01)
Institutional Class
Return Before Taxes	1.58%	0.90%	1.60%	3.31%
Return After Taxes on Distributions	1.56%	0.88%	1.60%	3.29%
Return After Taxes on Distributions and Sale of Fund Shares	2.08%	1.19%	1.75%	3.26%
Investor Class
Return Before Taxes	1.37%	0.66%	1.35%	3.05%
Bloomberg Municipal Index (reflects no deduction for fees, expenses or taxes)	1.05%	0.99%	2.25%	3.86%
Bloomberg Quality Intermediate Municipal Index (reflects no deduction for fees, expenses or taxes)	0.62%	0.94%	1.82%	3.37%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Duane A. McAllister, CFA	2019	Senior Portfolio Manager for Baird Advisors, a department of the Advisor and Managing Director of the Advisor
Lyle J. Fitterer, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Erik R. Schleicher, CFA	2019	Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Joseph J. Czechowicz, CFA	2019	Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Gabe G. Diederich, CFA	2022	Portfolio Manager for Baird Advisors and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 83.

Baird Core Intermediate Municipal Bond Fund

Investment Objective
The investment objective of the Baird Core Intermediate Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).

The Fund invests in a broadly diversified portfolio of federally tax‑exempt municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre‑refunded bonds, general obligation bonds, revenue bonds and municipal lease participations. The Fund may also invest in zero coupon bonds which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when‑issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 10% of its net assets in non‑investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg 1-15 Year Municipal Index. The duration of the Fund’s benchmark as of March 31, 2025 was 4.90 years. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar‑weighted average effective maturity is generally expected to be between three and ten years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.

The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Extension Risk
Debt obligations may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.

The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated

maturities.

Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligation’s delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	4th quarter 2023	5.89%
Worst quarter:	1st quarter 2022	-4.53%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	Since Inception (8/31/15)
Institutional Class
Return Before Taxes	2.41%	1.66%	2.63%
Return After Taxes on Distributions	2.37%	1.62%	2.57%
Return After Taxes on Distributions and Sale of Fund Shares	2.77%	1.79%	2.52%
Investor Class
Return Before Taxes	2.26%	1.43%	2.39%
Bloomberg Municipal Index (reflects no deduction for fees, expenses or taxes)	1.05%	0.99%	2.30%
Bloomberg 1-15 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	0.88%	1.08%	2.08%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after-tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Duane A. McAllister, CFA	2015	Senior Portfolio Manager for Baird Advisors, a department of the Advisor and Managing Director of the Advisor
Lyle J. Fitterer, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Erik R. Schleicher, CFA	2015	Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Joseph J. Czechowicz, CFA	2015	Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Gabe G. Diederich, CFA	2022	Portfolio Manager for Baird Advisors and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 83.

Baird Municipal Bond Fund

Investment Objective
The investment objective of the Baird Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)). These municipal obligations may include debt obligations of states, territories, and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).

The Fund invests in a broadly diversified portfolio of federally tax-exempt municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre-refunded bonds, general obligation bonds, revenue bonds and municipal lease participations. The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 15% of its net assets in non-investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Municipal Index. The duration of the Fund’s benchmark as of March 31, 2025 was 6.51 years. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar-weighted average effective maturity is generally expected to be between five years and twelve years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.

The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objectives.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to the Fund and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Extension Risk
Debt obligations may be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Non-Investment Grade Quality Risks
Non-investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment-grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher-rated categories.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.

The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated

maturities.

Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligation’s delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Valuation Risks
The debt obligations held by the Fund are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. The prices used by the Fund may be different from the prices used by other mutual funds or from the prices at which the Fund’s debt obligations are actually bought and sold. The prices of the Fund’s debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll‑free) at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	4th quarter 2023	7.35%
Worst quarter:	1st quarter 2022	-5.50%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	Since Inception (11/15/19)
Institutional Class
Return Before Taxes	2.73%	2.93%	3.09%
Return After Taxes on Distributions	2.68%	2.67%	2.84%
Return After Taxes on Distributions and Sale of Fund Shares	3.09%	2.76%	2.89%
Investor Class
Return Before Taxes	2.69%	2.68%	2.84%
Bloomberg Municipal Index (reflects no deduction for fees, expenses or taxes)	1.05%	0.99%	1.13%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after-tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Lyle J. Fitterer, CFA	2019	Senior Portfolio Manager for Baird Advisors, a department of the Advisor and Managing Director of the Advisor
Duane A. McAllister, CFA	2019	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Erik R. Schleicher, CFA	2019	Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Joseph J. Czechowicz, CFA	2019	Portfolio Manager for Baird Advisors and Managing Director of the Advisor
Gabe G. Diederich, CFA	2022	Portfolio Manager for Baird Advisors and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 83.

Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Funds on any day the New York Stock Exchange (the “NYSE”) is open by written request via mail (Baird Funds, Inc. c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121) or overnight delivery (Baird Funds, Inc. c/o U.S. Bank Global Fund Services, 801 Pennsylvania Avenue, Suite 219252, Kansas City, MO 64105), by wire transfer, by telephone at 1 ‑ 866 ‑ 442 ‑ 2473, or through a financial intermediary. Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

The minimum initial and subsequent investment amounts are shown below, although the Funds may reduce or waive them in some cases in their discretion.

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs)	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$10,000 – All Account Types	No minimum

Tax Information
Each Fund’s distributions may be subject to federal income tax and may be taxed as ordinary income or long‑term capital gains unless you are investing through a tax-deferred or other tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. You may be taxed later upon the withdrawal of monies from such tax-deferred arrangements or other tax-advantaged arrangements. The Short-Term Municipal Bond Fund, Strategic Municipal Bond Fund, Quality Intermediate Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund intend to make distributions that are primarily exempt from federal income tax. However, a portion of the Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Quality Intermediate Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund’s distributions may be taxed as ordinary income or long‑term capital gains.

Payments to Broker‑Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker‑dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Funds over another investment. In addition, some broker-dealers may regard Institutional Class shares of the Funds as “clean” shares and will charge you a commission on the purchase of such shares. Ask your salesperson or visit your financial intermediary’s website for more information.

Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

This Prospectus describes the Baird Ultra Short Bond Fund (“Ultra Short Bond Fund”), Baird Short‑Term Bond Fund (“Short‑Term Bond Fund”), Baird Intermediate Bond Fund (“Intermediate Bond Fund”), Baird Aggregate Bond Fund (“Aggregate Bond Fund”), Baird Core Plus Bond Fund (“Core Plus Bond Fund”), Baird Short‑Term Municipal Bond Fund (“Short-Term Municipal Bond Fund”), Baird Strategic Municipal Bond Fund (“Strategic Municipal Bond Fund”), Baird Quality Intermediate Municipal Bond Fund (“Quality Intermediate Municipal Bond Fund”), Baird Core Intermediate Municipal Bond Fund (“Core Intermediate Municipal Bond Fund”) and Baird Municipal Bond Fund (“Municipal Bond Fund”) (each, a “Fund” and collectively, the “Funds”), ten mutual funds offered by Baird Funds, Inc. (“Baird Funds” or the “Company”).

Investment Objectives

Ultra Short Bond Fund
The investment objective of the Ultra Short Bond Fund is to seek current income consistent with preservation of capital.

Short‑Term Bond Fund
The investment objective of the Short‑Term Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg 1‑3 Year U.S. Government/Credit Index. The Bloomberg 1‑3 Year U.S. Government/Credit Index is an unmanaged, market value weighted index of investment grade, fixed‑rate debt including government and corporate debt obligations with maturities between one and three years.

Intermediate Bond Fund
The investment objective of the Intermediate Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Intermediate U.S. Government/Credit Index. The Bloomberg Intermediate U.S. Government/Credit Index is an unmanaged, market value weighted index of investment grade, fixed‑rate debt including government and corporate debt obligations with maturities between one and ten years.

Aggregate Bond Fund
The investment objective of the Aggregate Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the

Bloomberg U.S. Aggregate Index. The Bloomberg U.S. Aggregate Index is an unmanaged, market value weighted index of investment grade, fixed‑rate debt issues, including government, corporate, asset‑backed, and mortgage‑backed debt obligations, with maturities of at least one year.

Core Plus Bond Fund
The investment objective of the Core Plus Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Universal Index. The Bloomberg U.S. Universal Index is an unmanaged, market value weighted index of fixed income debt obligations issued in U.S. dollars, including U.S. government and investment grade debt, non‑investment grade, asset‑backed and mortgage‑backed debt obligations, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

Short‑Term Municipal Bond Fund
The investment objective of the Short‑Term Municipal Bond Fund is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.

Strategic Municipal Bond Fund
The investment objective of the Strategic Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.

Quality Intermediate Municipal Bond Fund
The primary investment objective of the Quality Intermediate Municipal Bond Fund is to seek current income that is substantially exempt from federal income tax. A secondary objective is to seek total return with relatively low volatility of principal.

Core Intermediate Municipal Bond Fund
The investment objective of the Core Intermediate Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.

Municipal Bond Fund
The investment objective of the Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.

The Funds’ investment objectives are fundamental and may not be changed without shareholder approval.

Principal Investment Strategies

To achieve each Fund’s investment objective(s), the Advisor attempts to keep the duration of each Fund’s portfolio substantially equal to that of its benchmark. This does not apply to the Strategic Municipal Bond Fund, in which the Advisor attempts to keep the duration of that Fund’s portfolio within ±2 years of its benchmark.
The Advisor seeks to control credit quality risk by purchasing only investment grade, U.S. dollar‑denominated debt obligations for the Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Quality Intermediate Municipal Bond Fund. Although the Ultra Short Bond Fund, Core Plus Bond Fund, Short-Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund invest primarily in investment grade debt obligations, they may also invest in non‑investment grade debt obligations. The Funds may invest in debt obligations of all maturities.

Duration: a measure of a fixed income security’s average life that reflects the present value of the security’s cash flow, and accordingly is a measure of price sensitivity to interest rate changes. A fund’s duration correlates to the duration of the securities in which it invests. In other words, the longer a fund’s duration, the more sensitive its market value will be to changes in interest rates. For example, if interest rates decline by 1%, the market value of a portfolio with a duration of five years would rise by approximately 5%. Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 5%. For variable and floating rate instruments, the duration calculation incorporates the time to the next coupon reset date.

While each Fund may invest in debt obligations of all maturities, during normal market circumstances the dollar weighted average portfolio effective maturity for each Fund is expected to be as follows:

Fund	Dollar-Weighted Average Portfolio Effective Maturity
Ultra Short Bond Fund	More than 3 months but less than 18 months
Short‑Term Bond Fund	More than 1 year but less than 3 years
Intermediate Bond Fund	More than 3 years but less than 6 years
Aggregate Bond Fund	More than 5 years but less than 10 years
Core Plus Bond Fund	More than 5 years but less than 10 years
Short‑Term Municipal Bond Fund	More than 3 months but less than 3 years
Strategic Municipal Bond Fund	More than 3 months but less than 10 years
Quality Intermediate Municipal Bond Fund	More than 3 years but less than 8 years
Core Intermediate Municipal Bond Fund	More than 3 years but less than 10 years
Municipal Bond Fund	More than 5 years but less than 12 years

Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor. Some types of bonds may also have an “effective maturity” that is shorter than the stated maturity due to prepayment or call provisions. Debt obligations without prepayment or call provisions generally have an effective maturity equal to their expected maturity. Dollar‑weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

The Advisor generally will sell a security when, on a relative basis and in the Advisor’s opinion, it will no longer help a Fund attain its objective(s). This could include, but is not limited to, changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

The Advisor attempts to achieve each Fund’s investment objective(s) over a full market cycle. Each of the Ultra Short Bond, Short‑Term Bond, Intermediate Bond, Aggregate Bond, Core Plus Bond, Short-Term Municipal Bond and Core Intermediate Municipal Bond Fund’s investments are based on, although do not replicate, the securities composition of the respective Fund’s benchmark index. Consequently, each Fund’s portfolio composition and risks will differ from those of the index. For example, the Core Plus Bond Fund may invest up to 20% of its net assets in non‑investment grade debt obligations (high yield bonds). Because it does not purchase non‑investment grade debt obligations, the Aggregate Bond Fund is expected to perform more closely to the overall investment grade bond market than the Core Plus Bond Fund is expected to perform.
Investment Grade Securities are: Securities rated in one of the four highest categories by Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”) or another nationally recognized statistical rating organization.

Implementation of Investment Objective - Taxable Bond Funds

In determining which debt obligations to buy for the Ultra Short Bond Fund, Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Core Plus

Bond Fund (collectively, the “Taxable Bond Funds”), the Advisor attempts to achieve each Fund’s investment objective(s) primarily in three ways:

Yield curve positioning: The yield curve is a graphic representation of the actual or projected yields of debt obligations in relation to their maturities and durations. The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective(s), while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark. The debt obligations in the Fund, though, will not be identical to the debt obligations in the benchmark. Because the yield curve is constantly changing, the Advisor regularly adjusts the Fund’s portfolio to purchase debt obligations that it believes will best assist the Fund in achieving its objective(s).

Sector allocation: The Advisor next evaluates the return potential of each sector (including: asset‑backed debt obligations, mortgage‑backed debt obligations, government and other public‑sector bonds, and corporate bonds for the Taxable Bond Funds and general obligation bonds, revenue bonds, pre-funded bonds, and insured bonds for the Quality Intermediate Municipal Bond Fund. The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving each of the Funds’ objectives. The Advisor regularly adjusts the portfolio in order to address changes in yields and underlying risks in various sectors.

Security selection: The Advisor then focuses on selecting individual debt obligations. The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

From time to time, each Fund may have a significant portion of its assets invested in corporate bonds issued by companies in one or more market sectors, diversified across a range of industries within those market sectors. Each Fund will provide its shareholders with at least a 60‑day notice of any change in such Fund’s policy to invest at least 80% of its assets in the types of debt obligations suggested by its name. “Assets” is defined as net assets plus any borrowings for investment purposes. For all Funds, the percentage limitations set forth under “Principal Investment Strategies” are measured at the time of investment.

Debt Obligations
The Taxable Bond Funds each have a policy of investing at least 80% of its net assets in debt obligations, including the following types of U.S. dollar‑denominated debt obligations that are fixed, variable or floating rate instruments:

•    Obligations of U.S. government and other public‑sector entities

•    Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•    Corporate debt of U.S. and foreign issuers
•    Money market instruments (Ultra Short Bond Fund only)

These Funds primarily invest in debt obligations with fixed rates of interest, but may also invest in floating or variable rate debt obligations. Other public‑sector entities include, but are not limited to, U.S., state and local (municipal) governments and their agencies and authorities, foreign government entities, and non‑governmental organizations. The types of municipal obligations in which the Funds may invest include, but are not limited to, taxable and, to some extent, tax‑exempt general obligation and revenue bonds, as well as advance refunded and escrowed‑to‑maturity bonds. Asset‑backed obligations in which the Funds may invest are backed with underlying assets such as credit card receivables, auto receivables, student loans, utilities, reimbursement/rate increase allowances and certain residential home loans. Money market instruments in which the Funds may invest include, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes, corporate bonds with remaining maturities of 13 months or less, certificates of deposit and money market funds. The Funds may invest in Rule 144A securities, which are not registered under the federal securities laws and cannot be sold to the U.S. public because of SEC regulations (known as “restricted securities”). Rule 144A securities may be resold in transactions exempt from registration to qualified institutional buyers and are generally classified as liquid unless the Advisor determines otherwise. Each Fund may also invest in other investment companies that principally invest in the types of instruments allowed by the investment strategies of the Fund.

Municipal Obligations
Municipal obligations, including municipal bonds and notes, are fixed income securities issued by states, counties, cities, and other political subdivisions and authorities. Municipal notes are short‑term securities, the interest from which is generally tax-exempt. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities also may issue notes to fund capital projects prior to issuing long‑term bonds. Issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues, or proceeds from newly issued notes or bonds. Municipal obligations also may be issued by industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities, and other public agencies. The market categorizes tax‑exempt securities by their source of repayment. Although many municipal obligations are exempt from federal income tax, municipalities also may issue taxable securities in which the Funds may invest.

Municipal Obligations are: dollar-denominated debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, agencies, instrumentalities and political subdivisions.

Implementation of Investment Objective - Municipal Bond Funds

Each of the Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Quality Intermediate Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund (collectively, the “Municipal Bond Funds”) invests at least 80% of its net assets in the following municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal AMT):

•Municipal securities including debt obligations of states, territories and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT); and

•Municipal securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Advisor to be of comparable quality) at the time of purchase.

Municipal obligations in which the Municipal Bond Funds invest may include fixed, variable or floating rate instruments. The Municipal Bond Funds may purchase municipal obligations on a when‑issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

It is possible that 25% or more of each Municipal Bond Fund’s assets could be invested in municipal obligations that would tend to respond similarly to particular economic or political developments or the interest on which is based on revenues or otherwise related to similar types of projects. Examples include securities of issuers whose revenues are paid from similar types of projects, such as education, housing or transportation, or securities of issuers within the same state or economic sector. For each Fund, the percentage limitations set forth under “Principal Investment Strategies” are measured at the time of investment.

In pursuing each Municipal Bond Fund’s objective(s), the Advisor uses a value‑oriented strategy and looks for undervalued municipal securities that offer above‑average return characteristics. The Advisor considers many market factors when selecting investments for such Funds. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.

The Municipal Bond Funds may invest in all types of municipal obligations, including pre‑refunded bonds, general obligation bonds, revenue bonds, municipal lease participations and municipal housing bonds. Each Municipal Bond Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature.

The Advisor seeks to control credit quality risk by investing primarily in investment grade, U.S. dollar-denominated municipal obligations for the Quality Intermediate Municipal Bond Fund. Although the Short-Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund invest primarily in investment grade municipal obligations, they may also invest in non-investment grade municipal obligations (sometimes referred to as “high-yield” or “junk” bonds).

Each Municipal Bond Fund may also invest in unrated municipal obligations that are determined by the Advisor to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by each Municipal Bond Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. Each Municipal Bond Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.

Other Principal Investment Strategies (All Funds)

The Advisor attempts to diversify each Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

Investment Grade Debt Obligations
Debt obligations acquired by the Short‑Term Bond Fund, Aggregate Bond Fund and Quality Intermediate Municipal Bond Fund will be “investment grade” at the time of purchase, as rated by at least one nationally recognized rating agency. The Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund will invest primarily in “investment grade” bonds, but may also invest in non‑investment grade debt obligations, as described below.

Unrated Debt Obligations
The Advisor may purchase unrated obligations for each Fund that are determined by the Advisor to be comparable in quality to the rated obligations. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by a Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Funds may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

Non‑Investment Grade Debt Obligations (High-Yield Bonds)
The Ultra Short Bond Fund, Short‑Term Municipal Bond Fund, Core Intermediate Municipal Bond Fund may each invest up to 10%, the Municipal Bond Fund may invest up to 15%, the Core Plus Bond Fund may invest up to 20%, and the Strategic Municipal Bond Fund may invest up to 30% of its net assets in non‑investment grade debt obligations (sometimes referred to as “high-yield” bonds), which are debt obligations that are not rated in one of the four highest rating categories of S&P, Moody’s, Fitch or another nationally recognized rating agency. The Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund will generally purchase non‑investment grade debt obligations that are rated at least “B” or higher by S&P or Moody’s or have an equivalent rating by another nationally recognized rating agency at time of purchase, but may purchase debt obligations below this rating if the Advisor believes the issuer’s credit fundamentals or future prospects suggest a higher rating. In addition, in limited circumstances the Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund may invest in debt obligations in default.

Foreign Securities
Each Fund, excluding the Municipal Bond Funds, may invest in U.S. dollar-denominated debt obligations of foreign issuers. Foreign debt obligations are generally determined based on the ultimate parent country of risk which consists of the following four factors: management location, country of primary listing, country of revenue and reporting currency of the issuer. Debt obligations issued by a foreign entity that are subject to a guarantee of a U.S. corporate parent or other U.S. entity are generally not regarded as foreign securities.

Zero Coupon Bonds
As a principal investment strategy, the Municipal Bond Funds may invest in zero coupon bonds and, as a non-principal investment strategy, the Ultra Short Bond Fund, Short-Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Core Plus Bond Fund may invest in zero coupon bonds. Zero coupon bonds have greater price volatility than coupon bonds of the same maturity and will not result in the payment of interest until maturity, provided that a Fund will purchase such zero coupon bonds only if the likely relative greater price volatility of such zero coupon bonds is not inconsistent with the Fund’s investment objective. Although zero coupon bonds pay no cash income to holders prior to maturity, accrued interest on these bonds must be reported as income to a Fund and distributed to its shareholders on an annual basis. Accordingly, a Fund may be required to dispose of its portfolio investments under disadvantageous circumstances in order to satisfy the distribution requirements applicable to regulated investment companies under federal income tax law. Additional income producing securities may not be able to be purchased with cash used to make such distributions and its current income ultimately may be reduced as a result.

U.S. Treasury Futures Contracts – Strategic Municipal Bond Fund
The Strategic Municipal Bond Fund may invest in U.S. Treasury futures contracts for duration and yield curve management or to manage market and interest rate risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risks of investing in derivatives.

When-Issued, Delayed Delivery and Forward Commitments Risks
The Funds may purchase debt obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

Futures instruments and certain when-issued or delayed delivery securities are types of derivatives instruments. Each Fund qualifies as a “limited derivatives user” under the SEC’s derivatives rule (Rule 18f-4).

Cash or Similar Investments; Temporary Strategies
The Ultra Short Bond Fund invests in cash and money market instruments, including money market funds, as part of its principal investment strategy. Under normal market conditions, each Fund other than the Ultra Short Bond Fund may invest up to 20% of its net assets in cash or similar short‑term, investment grade debt obligations (such as U.S. government securities, money market funds, repurchase agreements, commercial paper, money market instruments or certificates of deposit). Each of the Short‑Term

Bond, Intermediate Bond, Aggregate Bond, Core Plus Bond, Short‑Term Municipal Bond, Strategic Municipal Bond Fund, Quality Intermediate Municipal Bond, Core Intermediate Municipal Bond, and Municipal Bond Fund may invest up to 100% of its total assets in cash or the similar investments set forth above as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances. To the extent a Fund engages in any temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective(s). To the extent a Fund invests in money market funds, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s management fees and operational expenses.

Environmental, Social and Governance Considerations
The Advisor believes that environmental, social and governance (ESG) factors can affect investment returns. The Advisor integrates material ESG factors into its fundamental risk assessment and research, with the goal of enhancing long-term risk adjusted performance. The Advisor believes that incorporating traditional financial metrics alongside material ESG factors contributes to thoroughly vetted, well-informed decisions. The Advisor seeks to minimize negative outcomes by understanding pertinent ESG topics that are relevant to individual issuers that are being considered for investment in a Fund. Examples include, but are not limited to, management structure, board independence, environmental risks, cybersecurity, data privacy, and labor practices. There are no universally accepted ESG factors and the Advisor will consider them at its discretion.

Note Regarding Percentage Limitations
Whenever an investment objective, policy or strategy of a Fund set forth in this Prospectus or the Funds’ SAI states a maximum (or minimum) percentage of a Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment, except with respect to percentage limitations on temporary borrowing and illiquid investments. Accordingly, any later increase or decrease resulting from a change in the market value of a security or in a Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation. As a result, due to market fluctuations, cash inflows or outflows or other factors, a Fund may exceed such percentage limitations from time to time.

Principal Risks

The main risks of investing in each of the Funds are substantially similar. However, certain risks are enhanced for each Fund. Specifically, certain Funds generally maintain longer maturities compared to other Funds, thus providing a comparatively greater potential for return, with a comparatively increased level of risk. In addition, although certain Funds’ maturities are similar, their portfolio composition and the resulting risks are different. For example, certain Funds may purchase debt obligations that are rated below investment grade. Those Funds are exposed to greater credit risk, including risk of default, and other risks associated with non-investment grade debt obligations compared to Funds with the same maturities that do not invest in non-investment grade debt obligations. Additionally, the Strategic Municipal Bond Fund is subject to derivatives risk through its use of U.S. Treasury futures contracts.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return to a Fund and a loss to you. Because each Fund holds fewer debt obligations than its benchmark index, material events affecting a holding in a Fund’s portfolio (for example, an issuer’s decline in credit quality) may influence the performance of the Fund to a greater degree than such events will influence its benchmark index and may prevent the Fund from attaining its investment objective(s) for a particular period.

Bond Market Risks
The major risks of each Fund are those of investing in the bond market. A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest rate risk”). Generally, the longer a bond’s maturity, the greater the interest rate risk and the higher its yield. Conversely, the shorter a bond’s maturity, the lower the interest rate risk and the lower its yield (“maturity risk”). Variable and floating rate instruments generally have lower interest rate sensitivity because their coupon rate periodically resets based on an index rate that changes with the general level of interest rates. A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit quality risk”). Because bond values may fluctuate, a Fund’s share price may fluctuate.

Call Risks
If the securities in which the Funds invest are redeemed by the issuer before maturity (or “called”), the Funds may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Funds’ yield. This will most likely happen when interest rates are declining.

Credit Quality Risks
Individual issues of debt obligations may be subject to the credit risk of the issuer. Therefore, the underlying issuer may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations in particular may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments.) Debt obligations receiving a lower rating compared to higher rated debt obligations may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings agencies such as Moody’s, Fitch and S&P provide ratings on debt obligations based on their analyses of information they deem relevant. Ratings are essentially opinions or judgments of the credit quality of an issuer and may prove to be inaccurate. In addition, there may be a delay between events or circumstances adversely affecting the ability of an issuer to pay interest and/or repay principal and an agency’s decision to downgrade a debt obligation.

Non‑Investment Grade Quality Risks — applies to the Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund
Non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds), while generally offering higher yields than investment grade debt obligations with similar maturities, involve greater risk, including the possibility of default or bankruptcy. Non‑investment grade debt obligations tend to be more sensitive to economic conditions than higher‑rated debt. As a result, they generally are more sensitive to credit risk and are considered more speculative than debt obligations in the higher‑rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of non‑investment grade debt obligations may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these debt obligations is significantly greater than issuers of higher‑rated debt obligations because such debt obligations are generally unsecured and are often subordinated to other creditors. The Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund may have difficulty disposing of certain non‑investment grade debt obligations because there may be a thin trading market for such debt obligations. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher‑rated debt obligations. Periods of economic uncertainty generally result in increased volatility in the market prices of these debt obligations and will also increase the volatility of the Ultra Short Bond, Core Plus Bond, Short‑Term Municipal Bond, Strategic Municipal Bond, Core Intermediate Municipal Bond and Municipal Bond Funds’ net asset values.

Mortgage‑ and Asset‑Backed Debt Obligations Risks – applies to all Funds except the Municipal Bond Funds
Mortgage‑ and asset‑backed debt obligations are more sensitive to interest rate risk than other types of debt obligations. Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations. When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor. If that happens, a Fund may have to replace the debt obligation by investing the proceeds in a debt obligation with a lower yield. This could reduce the share price and income distributions of the Ultra Short Bond, Short‑Term Bond, Intermediate Bond, Aggregate Bond and Core Plus Bond Funds, which invest in mortgage‑ and asset‑backed debt obligations. When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk, discussed below. Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets. Weakening real estate markets may cause default rates to rise, which would result in a decline in the value of mortgage‑backed debt obligations.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Each Municipal Bond Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on each Municipal Bond Fund’s share price.

The repayment of principal and interest on some of the municipal obligations in which the Municipal Bond Funds may invest may be guaranteed or insured by a monoline insurance company. The monoline guarantee or insurance will generally enhance the credit rating and lower the interest rate payable on the obligation. Certain monoline insurers have suffered losses from insuring structured products and other obligations backed by residential mortgages. If a company insuring municipal obligations in which a Fund invests experiences financial difficulties, the credit rating and price of the obligation may deteriorate.

Municipal Housing Bonds Risks – applies to the Municipal Bond Funds
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions within the applicable state or municipality. Certain factors, including changes in national and state policies relating to payments such as unemployment insurance and welfare, and adverse economic developments, particularly those affecting less skilled and low income workers, may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.

Municipal Lease Obligations Risks – applies to the Municipal Bond Funds
The Municipal Bond Funds may purchase participation interests in municipal leases. These are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of non-appropriation, and a Fund might not recover the full principal amount of the obligation.

Extension Risk
Debt obligations, including mortgage‑ and asset‑backed debt obligations, may be paid off more slowly than originally anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes. For example, rising interest rates could cause property owners to pay their mortgages more slowly than expected, resulting in slower payments of mortgage‑backed debt obligations. This could lengthen the duration of the debt obligation, making its price more sensitive to interest rate changes.

Government Obligations Risks – applies to all Funds except the Municipal Bond Funds
The Funds may invest in debt obligations issued, sponsored or guaranteed by the U.S. government, its agencies and instrumentalities. For instance, debt obligations issued by the Government National Mortgage Association (“Ginnie Mae”) are supported by the full faith and credit of the United States. However, no assurance can be given that the U.S. government will provide financial support to U.S. government‑sponsored agencies or instrumentalities where it is not specifically obligated to do so by law.

The total public debt of the United States as a percentage of gross domestic product (GDP) has grown rapidly in recent years and is projected to increase in the coming years. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. Uncertainty regarding future statutory debt limit negotiations may negatively impact the U.S. long‑term sovereign credit rating and contribute to market volatility. A high federal deficit may contribute to higher interest rates and negatively impact economic growth.

Zero Coupon Bonds Risk — applies to the Municipal Bond Funds
As interest on zero coupon bonds is not paid on a current basis, the values of the bonds are subject to greater fluctuations than are the value of bonds that distribute income regularly and may be more speculative than such bonds. Accordingly, the values of zero coupon bonds may be highly volatile as interest rates rise or fall. In addition, while zero coupon bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

When‑Issued, Delayed Delivery and Forward Commitments Risks — applies to the Municipal Bond Funds
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligation’s delivery takes place. Failure of the other party to consummate the trade may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell debt obligations it has committed to purchase before those debt obligations are delivered to the Fund on the settlement date. In these cases, a Fund may realize capital gains or losses.

U.S. Treasury Futures Contracts Risk – Strategic Municipal Bond Fund
Futures contracts are subject to changes in the value of the underlying investments on which such instruments are based. Futures contracts are subject to the risk of loss caused by unanticipated market movements. Unanticipated price movements in a futures contract may result in a loss substantially greater than the Fund’s initial investment in such a contract. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. If the Advisor incorrectly forecasts the value of investments in using a futures contract, a Fund might have been in a better position if the Fund had not entered into the contract. The Fund’s use of treasury futures also involves counterparty risk relating to the other party to the derivative contract, operational risk and the risk that there may not be a liquid secondary market for certain futures contracts. The Fund may be unable to buy, terminate or sell a futures contract at the desired time or price.

Tax Risks — applies to the Municipal Bond Funds
Municipal obligations may decrease in value during times when federal income tax rates are falling. Since interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Municipal Bond Funds’ ability to acquire and dispose of municipal obligations at desirable yield and price levels. In addition, interest earned on certain municipal obligations may be a preference item subject to the federal AMT for non-corporate shareholders.

Investment in federally tax‑exempt securities poses additional risks. In many cases, the Internal Revenue Service (“IRS”) has not ruled on whether the interest received on a particular obligation is tax‑exempt, and accordingly, purchases of these obligations are based on the opinion of bond counsel to the issuers at the time of issuance. The Municipal Bond Funds and the Advisor rely on these opinions and will not review the basis for them.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Funds. The liquidity of a particular debt obligation depends on the strength of demand for the debt obligation, which is generally related to the willingness of broker‑dealers to make a market for the debt obligation as well as the interest of other investors to buy the debt obligation. During significant economic and market downturns and periods in which financial services firms are unable to commit capital to make a market in, or otherwise buy, certain debt obligations, the Funds may experience challenges in selling such debt obligations at optimal prices.

Foreign Securities Risks – applies to all Funds except the Municipal Bond Funds
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards and less regulated securities markets. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investments in those countries.

Valuation Risks
The debt obligations held by the Funds are generally valued using prices provided by approved pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies. Pricing service prices for debt obligations are based on various market inputs such as benchmark yields, reported trades, broker‑dealer quotes, issuer spreads, comparable securities, bids, offers and reference data, as well as market indicators, and material issuer, industry and economic events. The prices used by the Funds may be different from the prices used by other mutual funds or from the prices at which the Funds’ securities are actually bought and sold. The prices of the Funds’ debt obligations may be subject to frequent and significant change and will vary depending on the information that is available to the party providing the price.

Sector Risks
From time to time, based on market or economic conditions, a Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Funds or their service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the risk of human errors and the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. As a result, the Funds and their shareholders could be negatively impacted by a cyber incident.

Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

The Funds cannot guarantee that they will achieve their respective investment objectives.

Portfolio Holdings Disclosure Policy

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information (“SAI”) and on the Company’s website at www.bairdfunds.com.

Who May Want to Invest in the Funds

The Funds may be appropriate for investors who:

•Want to earn income on investments generally considered more stable than stocks;
•    Are looking for a fixed‑income component to their portfolio; and
•    Are willing to assume the risk of investing in fixed‑income debt obligations.

The Funds, other than the Ultra Short Bond Fund, may be appropriate for investors who:

•    Wish to invest for the long‑term; and
•    Have long‑term goals such as planning for retirement.

The Municipal Bond Funds may be appropriate for investors who are looking for income that is exempt from federal income tax. The Municipal Bond Funds are not appropriate investments for tax‑deferred retirement accounts, such as 401(k) plans and individual retirement accounts (“IRAs”), because their returns before taxes are generally lower than those of taxable funds.

Before investing in a Fund, you should carefully consider:

•Your investment goals;
•The amount of time you are willing to leave your money invested; and

•The amount of risk you are willing to take.

Management of the Funds

The Advisor

Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”), subject to the general supervision of the Company’s Board of Directors (the “Board”), serves as each Fund’s investment advisor and administers the Company’s business affairs. The Advisor is responsible for the day‑to‑day management of the Funds in accordance with each Fund’s respective investment objective and policies. This includes making investment decisions and buying and selling securities. Pursuant to an Investment Advisory Agreement between the Company and the Advisor, for its services the Advisor receives an annual fee of 0.25% of each Fund’s average daily net assets. The advisory fee is accrued daily and paid monthly. For the fiscal year ended December 31, 2024, the Advisor was paid a net annual fee equal to 0.25% of the average daily net assets of each Fund other than the Ultra Short Bond Fund.

The Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of the average daily net assets for the Ultra Short Bond Fund until April 30, 2026. The agreement may only be terminated prior to the end of this term by or with the consent of the Board. As a result of the contractual waiver, for the fiscal year ended December 31, 2024, the Advisor was paid a net annual advisory fee equal to 0.10% of the Ultra Short Bond Fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Funds is available in the Funds’ 2024 annual report filed on Form N-CSR.

Under a separate Administration Agreement with the Advisor, each Fund pays the Advisor a fee at an annual rate of 0.05% of its average daily net assets to serve as administrator. As administrator, the Advisor assumes and pays all third party service provider fees, director fees and most other expenses of each Fund, excluding management fees, Rule 12b-1 fees and other excluded expenses, such as borrowing costs, transaction fees and extraordinary expenses.

The Advisor was founded in 1919 and has its main office at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans. As of December 31, 2024, the Advisor had approximately $250.3 billion in assets under discretionary management.

The Investment Management Team

Mary Ellen Stanek, Warren D. Pierson, Jay E. Schwister, Charles B. Groeschell, M. Sharon deGuzman, Meghan H. Dean, Jeffrey L. Schrom, Patrick W. Brown, Andrew J. O’Connell and Abhishek Pulakanti are the members of the Advisor’s investment management team who manage the Ultra Short Bond Fund, Short-Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Core Plus Bond Fund’s investments. Duane A. McAllister, Lyle J. Fitterer, Erik R. Schleicher, Joseph J. Czechowicz and Gabe G. Diederich are the members of the Advisor’s investment management team who manage the Short-Term Municipal Bond Fund, Strategic Municipal Bond Fund, Quality Intermediate Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund’s investments. All team members are equally responsible for the day‑to‑day management of the Funds and work together to develop investment strategies and select securities for the Funds. The investment management team is supported by a staff of research analysts, traders and other investment professionals.

The Funds’ SAI provides additional information about the members of the investment management team, including other accounts they manage, their ownership of Fund shares and their compensation.

Mary Ellen Stanek, CFA
Mary Ellen is a Managing Director and a member of the Board of Directors and Executive Committee of the Advisor. She also serves as Chief Investment Officer Emeritus of Baird Advisors, a department of the Advisor. Mary Ellen oversees the entire Baird Advisors investment management team. She has over 46 years of investment experience managing various types of fixed income portfolios. Mary Ellen joined Baird Advisors in March 2000 and previously served as sole Chief Investment Officer until October 2021. Prior to joining Baird Advisors, Mary Ellen was employed by Firstar Investment Research & Management Company, LLC (“FIRMCO”) where she served as President and CEO from November 1998 to February 2000, and Chief Operating Officer and President from March 1994 to November 1998. Mary Ellen also served as President of Firstar Funds, Inc. from December 1998 to March 2000. Mary Ellen obtained her undergraduate degree from Marquette University and M.B.A. from the University of Wisconsin‑Milwaukee. She earned the Chartered Financial Analyst designation in 1983. Mary Ellen is a member of the CFA Institute and the CFA Society Milwaukee.

Warren D. Pierson, CFA
Warren is a Managing Director of the Advisor and Co-Chief Investment Officer of Baird Advisors. He has over 39 years of investment experience managing taxable and tax‑exempt fixed income portfolios. Warren joined Baird Advisors in February 2000.

Prior to joining Baird Advisors, Warren was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from May 1993 to June 1997. Warren managed municipal bond portfolios and intermediate taxable bond portfolios while at FIRMCO. Warren received his undergraduate degree from Lawrence University. He earned the Chartered Financial Analyst designation in 1990. Warren is a member of the CFA Institute and is a member and past President of the CFA Society Milwaukee.

Jay E. Schwister, CFA
Jay is a Managing Director of the Advisor and Co-Chief Investment Officer / Director of Research of Baird Advisors. He has over 41 years of investment experience managing a broad range of fixed income portfolios. Jay joined Baird Advisors in December 2004. Prior to joining Baird Advisors, Jay was a Senior Vice President and Senior Portfolio Manager with Putnam Investments in Boston responsible for strategy formulation and portfolio construction across a wide variety of multi-sector fixed income mandates. Jay obtained his undergraduate degree from Marquette University and earned the Chartered Financial Analyst designation in 1987. He is currently a member of the CFA Institute and the CFA Society Milwaukee.

Charles B. Groeschell
Charlie is a Managing Director of the Advisor and Senior Portfolio Manager of Baird Advisors. He has over 46 years of investment experience managing various types of fixed income portfolios. Charlie joined Baird Advisors in February 2000. Prior to joining Baird Advisors, Charlie was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he played a lead role in the overall management of major fixed income client relationships. Charlie received his B.A. from Texas Christian University and his M.B.A. from the University of Wisconsin‑Milwaukee.

M. Sharon deGuzman
Sharon is a Managing Director of the Advisor and Senior Portfolio Manager of Baird Advisors. She has over 34 years of investment experience managing taxable and tax‑exempt fixed income portfolios. Sharon joined Baird Advisors in February 2000. Prior to joining Baird Advisors, Sharon was employed by FIRMCO where she served as an Assistant Vice President and Portfolio Manager from November 1998 to February 2000, a Portfolio Manager from November 1996 to November 1998, and a Fixed Income Analyst from November 1995 to November 1996. Sharon performed quantitative fixed income analysis and portfolio management while at FIRMCO. She received her undergraduate degree from Eastern Illinois University. She is a member of the CFA Institute and the CFA Society Milwaukee.

Jeffrey L. Schrom, CFA
Jeff is a Managing Director of the Advisor and Senior Portfolio Manager of Baird Advisors. He has over 31 years of investment experience managing a broad range of fixed income portfolios. Jeff joined Baird Advisors in January 2002. Prior to joining Baird Advisors, he was the Director of Corporate Bonds at Clarica Life Insurance and began his career as an auditor at the Chicago Board of Trade. He plays a lead role in overseeing credit research as well as developing and implementing investment strategies in the credit sector. Jeff obtained his undergraduate degree from Carroll University and his M.S. in Finance from the University of Wisconsin-Madison. He earned the Chartered Financial Analyst designation in 1998. He is currently a member of the CFA Institute and the CFA Society Milwaukee.

Meghan H. Dean, CFA
Meg is a Managing Director of the Advisor and Senior Portfolio Manager of Baird Advisors. She has over 25 years of investment experience managing a broad range of fixed income portfolios. Meg joined Baird Advisors in February 2000 from FIRMCO. Prior to rejoining Baird Advisors in 2007, she was a Vice President and Portfolio Manager with Deerfield Capital Management in Chicago where she was a member of the asset-backed securities team. She plays a lead role in research and strategy development in the mortgage and asset-backed sectors. Meg obtained her undergraduate degree from Boston College, and earned the Chartered Financial Analyst designation in 2005. She is currently a member of the CFA Institute and the CFA Society Milwaukee.

Patrick W. Brown, CFA
Pat is a Managing Director of the Advisor and Senior Portfolio Manager of Baird Advisors. He has over 22 years of experience and co-leads research and strategy development in the mortgage and asset-backed sectors. Pat obtained his undergraduate degree in Finance and his MS in Applied Economics from Marquette University. He earned the Chartered Financial Analyst designation in 2006 and is a member of the CFA Institute and the CFA Society of Milwaukee. Pat joined Baird Advisors in October 2014. Prior to joining Baird Advisors, Pat was a Senior Vice President at Citigroup Global Markets Inc. covering institutional fixed income accounts, where he focused on research and relative value analysis within securitized products and investment grade credit.

Andrew J. O'Connell, CFA
Andy is a Managing Director of the Advisor and Senior Investment Analyst of Baird Advisors. He has 18 years of experience. He focuses on research and analysis in investment-grade and high-yield corporate credits. Andy obtained his undergraduate degree from Marquette University, where he was a graduate of the Applied Investment Management program. He earned the Chartered Financial Analyst designation in 2012 and is a member of the CFA Institute and the CFA Society of Milwaukee. Prior to joining Baird Advisors in 2011, Andy performed credit research at M&I Investment Management.

Abhishek Pulakanti, CFA
Abhi is a Managing Director of the Advisor and Senior Investment Analyst of Baird Advisors. He has 17 years of experience. He focuses on research and analysis in investment-grade and high-yield corporate credits. Abhi obtained his undergraduate degree in Computer Science from Vasavi College of Engineering and his Master’s in Computer Science and MBA in Finance from Sam Houston State University. He earned the Financial Risk Manager (FRM) designation in 2010 and the Chartered Financial Analyst designation in 2014. Abhi is a member of the CFA Institute and the CFA Society of Milwaukee. Prior to joining Baird Advisors in 2013, he was an Assistant Vice President and Fixed Income Analyst at BMO Global Asset Management.

Duane A. McAllister, CFA
Duane is a Managing Director of the Advisor and Senior Portfolio Manager of Baird Advisors. He has over 38 years of investment experience managing fixed income portfolios, with a primary focus on the municipal market. He plays a co-lead role in the formulation and implementation of investment strategy with a major portion of his time allocated to municipal portfolio management and credit research. Duane received his undergraduate degree from Northern Illinois University and was awarded the Chartered Financial Analyst designation in 1991. Duane is currently a member of the CFA Institute and is an active member of the CFA Society Milwaukee. Prior to joining Baird Advisors in 2015, Duane was a Managing Director and Senior Portfolio Manager at BMO Global Asset Management where he was the lead portfolio manager for tax-free fixed income strategies.

Lyle J. Fitterer, CFA
Lyle is a Managing Director of the Advisor and Senior Portfolio Manager of Baird Advisors. He has over 36 years of investment experience managing fixed income portfolios, with a primary focus on the municipal market. He plays a co-lead role in the formulation and implementation of investment strategy with a major portion of his time allocated to municipal portfolio management and credit research. Prior to joining Baird Advisors in August 2019, Lyle served as the co-head of Global Fixed Income and the head of the Municipal Fixed Income team at Wells Fargo Asset Management (“WFAM”) from September 2017 to June 2019. From May 1989 to August 2017, Lyle held various roles at WFAM and its predecessor firm, Strong Capital Management, including Head of the Municipal Fixed Income team, Senior Portfolio Manager and Research Analyst with the Strong Taxable Fixed Income team and Managing Director of Strong’s Institutional Client Services team. Lyle is currently a member of the CFA Institute and the CFA Society Milwaukee.

Erik R. Schleicher, CFA
Erik is a Managing Director of the Advisor and Portfolio Manager of Baird Advisors. He has over 21 years of investment experience. His responsibilities include portfolio management, credit research and strategy development in the municipal sector. Erik received his undergraduate degree from the University of Wisconsin-Oshkosh and his

MBA from the University of Wisconsin-Milwaukee. Erik received the Chartered Financial Analyst designation in 2017 and is currently a member of the CFA Institute and is a member of the CFA Society Milwaukee. Prior to joining Baird Advisors in 2015, Erik was a portfolio manager with BMO Global Asset Management where he was responsible for managing tax-free fixed income strategies and credit research.

Joseph J. Czechowicz, CFA
Joe is a Managing Director of the Advisor and Portfolio Manager of Baird Advisors. He has over 18 years of investment experience. His responsibilities include portfolio management, credit research and strategy development in the municipal sector. Joe received his undergraduate degree from the University of Wisconsin-Parkside and his MBA with a concentration in applied security analysis from the University of Wisconsin-Madison. Joe received the Chartered Financial Analyst designation in 2017 and is currently a member of the CFA Institute and is a member of the CFA Society Milwaukee. Prior to joining Baird Advisors in 2015, Joe was a portfolio manager with BMO Global Asset Management where he was responsible for managing tax-free fixed income strategies and credit research.

Gabe G. Diederich, CFA
Gabe is a Managing Director of the Advisor and Portfolio Manager of Baird Advisors. He has 22 years of experience. His responsibilities include helping to set and implement investment strategy with a major portion of his time allocated to municipal portfolio management and credit research. Gabe received his bachelor’s degree with distinction from the University of Wisconsin at Madison School of Business and his MBA from Marquette University magna cum laude. He earned the Chartered Financial Analyst designation in 2012 and is active in the CFA Society of Milwaukee. Gabe is a member of the National Federation of Municipal Analysts (“NFMA”) and the Chicago Municipal Analysts Society. Prior to joining Baird Advisors in 2020, Gabe spent 17 years at WFAM and its predecessor firm, Strong Capital Management. At WFAM, Gabe was a municipal portfolio manager working on over $40 billion in client municipal assets including mutual funds and institutional separate accounts.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years, as indicated in the tables below. Certain information reflects financial results for a single Fund share. The total returns presented in the table represent the rate that an investor would have earned or lost on an investment in the Fund for the stated periods (assuming reinvestment of all distributions). This information has been audited by Cohen & Company, Ltd., the independent registered public accounting firm of the Funds, whose report, along with each Fund’s financial statements, is included in the Funds’ Core Financial Statements and Other Information (filed as part of the Funds’ Certified Shareholder Report on Form N-CSR), which is available upon request and on the Funds’ website.

Baird Ultra Short Bond Fund – Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021		2020
Per Share Data:
Net asset value, beginning of year	$10.08	$9.99	$10.05	$10.08		$10.06
Income from investment operations:
Net investment income(1)	0.54	0.47	0.13	0.04		0.12
Net realized and unrealized gains (losses) on investments	0.02	0.09	(0.03)	(0.02)		0.05	(2)
Total from investment operations	0.56	0.56	0.10	0.02		0.17
Less distributions:
Distributions from net investment income	(0.54)	(0.47)	(0.16)	(0.05)		(0.14)
Distributions from net realized gains	—	—	—	(0.00)	(3)	(0.01)
Total distributions	(0.54)	(0.47)	(0.16)	(0.05)		(0.15)
Net asset value, end of year	$10.10	$10.08	$9.99	$10.05		$10.08
Total return	5.65%	5.71%	0.96%	0.20%		1.66%
Supplemental data and ratios:
Net assets, end of year (millions)	$7,713.8	$6,159.0	$5,515.0	$6,889.5		$4,456.4
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%		0.15%
Ratio of expenses to average net assets (before waivers)	0.30%	0.30%	0.30%	0.30%		0.30%
Ratio of net investment income to average net assets	5.36%	4.67%	1.34%	0.38%		1.24%
Ratio of net investment income to average net assets (before waivers)	5.21%	4.52%	1.19%	0.23%		1.09%
Portfolio turnover rate(4)	90%	105%	104%	96%		92%
(1)Calculated using average shares outstanding during the year.
(2)Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations for the fiscal year ended December 31, 2020.
(3)Amount is less than $0.005.
(4)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Ultra Short Bond Fund – Investor Class

	Year Ended December 31,
	2024	2023	2022	2021		2020
Per Share Data:
Net asset value, beginning of year	$10.10	$10.01	$10.07	$10.10		$10.05
Income from investment operations:
Net investment income(1)	0.52	0.45	0.11	0.01		0.10
Net realized and unrealized gains (losses) on investments	0.02	0.08	(0.04)	(0.01)		0.07	(2)
Total from investment operations	0.54	0.53	0.07	—		0.17
Less distributions:
Distributions from net investment income	(0.51)	(0.44)	(0.13)	(0.03)		(0.11)
Distributions from net realized gains	—	—	—	(0.00)	(3)	(0.01)
Total distributions	(0.51)	(0.44)	(0.13)	(0.03)		(0.12)
Net asset value, end of year	$10.13	$10.10	$10.01	$10.07		$10.10
Total return	5.47%	5.43%	0.70%	(0.05)%		1.66%
Supplemental data and ratios:
Net assets, end of year (millions)	$60.7	$77.6	$92.7	$164.2		$122.7
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.40%		0.40%
Ratio of expenses to average net assets (before waivers)	0.55%	0.55%	0.55%	0.55%		0.55%
Ratio of net investment income to average net assets	5.11%	4.42%	1.09%	0.13%		0.99%
Ratio of net investment income (loss) to average net assets (before waivers)	4.96%	4.27%	0.94%	(0.02)%		0.84%
Portfolio turnover rate(4)	90%	105%	104%	96%		92%
(1)Calculated using average shares outstanding during the year.
(2)Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations for the fiscal year ended December 31, 2020.
(3)Amount is less than $0.005.
(4)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Short-Term Bond Fund – Institutional Class

	Year Ended December 31,
	2024	2023	2022		2021	2020
Per Share Data:
Net asset value, beginning of year	$9.41	$9.22	$9.74		$9.92	$9.77
Income from investment operations:
Net investment income(1)	0.41	0.32	0.16		0.10	0.18
Net realized and unrealized gains (losses) on investments	0.05	0.19	(0.51)		(0.14)	0.23
Total from investment operations	0.46	0.51	(0.35)		(0.04)	0.41
Less distributions:
Distributions from net investment income	(0.41)	(0.32)	(0.17)		(0.11)	(0.19)
Distributions from net realized gains	—	—	(0.00)	(2)	(0.03)	(0.07)
Total distributions	(0.41)	(0.32)	(0.17)		(0.14)	(0.26)
Net asset value, end of year	$9.46	$9.41	$9.22		$9.74	$9.92
Total return	4.99%	5.65%	(3.64)%		(0.42)%	4.23%
Supplemental data and ratios:
Net assets, end of year (millions)	$11,179.3	$9,334.5	$8,747.4		$10,486.4	$8,790.5
Ratio of expenses to average net assets	0.30%	0.30%	0.30%		0.30%	0.30%
Ratio of net investment income to average net assets	4.32%	3.48%	1.67%		1.05%	1.87%
Portfolio turnover rate(3)	96%	87%	77%		67%	64%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Short-Term Bond Fund – Investor Class

	Year Ended December 31,
	2024	2023	2022		2021	2020
Per Share Data:
Net asset value, beginning of year	$9.41	$9.22	$9.74		$9.91	$9.77
Income from investment operations:
Net investment income(1)	0.38	0.30	0.13		0.08	0.16
Net realized and unrealized gains (losses) on investments	0.06	0.19	(0.51)		(0.13)	0.21
Total from investment operations	0.44	0.49	(0.38)		(0.05)	0.37
Less distributions:
Distributions from net investment income	(0.39)	(0.30)	(0.14)		(0.09)	(0.16)
Distributions from net realized gains	—	—	(0.00)	(2)	(0.03)	(0.07)
Total distributions	(0.39)	(0.30)	(0.14)		(0.12)	(0.23)
Net asset value, end of year	$9.46	$9.41	$9.22		$9.74	$9.91
Total return	4.73%	5.39%	(3.88)%		(0.57)%	3.86%
Supplemental data and ratios:
Net assets, end of year (millions)	$125.2	$149.3	$216.9		$252.5	$192.7
Ratio of expenses to average net assets	0.55%	0.55%	0.55%		0.55%	0.55%
Ratio of net investment income to average net assets	4.07%	3.23%	1.42%		0.80%	1.62%
Portfolio turnover rate(3)	96%	87%	77%		67%	64%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Intermediate Bond Fund – Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$10.32	$10.08	$11.27	$11.69	$11.27
Income from investment operations:
Net investment income(1)	0.40	0.33	0.22	0.18	0.25
Net realized and unrealized gains (losses) on investments	(0.05)	0.24	(1.19)	(0.34)	0.58
Total from investment operations	0.35	0.57	(0.97)	(0.16)	0.83
Less distributions:
Distributions from net investment income	(0.40)	(0.33)	(0.22)	(0.18)	(0.25)
Distributions from net realized gains	—	—	—	(0.08)	(0.16)
Total distributions	(0.40)	(0.33)	(0.22)	(0.26)	(0.41)
Net asset value, end of year	$10.27	$10.32	$10.08	$11.27	$11.69
Total return	3.45%	5.78%	(8.64)%	(1.41)%	7.42%
Supplemental data and ratios:
Net assets, end of year (millions)	$10,335.7	$8,238.6	$6,980.6	$6,639.0	$5,264.4
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.91%	3.28%	2.11%	1.54%	2.17%
Portfolio turnover rate(2)	44%	45%	47%	51%	37%
(1)Calculated using average shares outstanding during the year.
(2)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Intermediate Bond Fund – Investor Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$10.86	$10.59	$11.83	$12.26	$11.80
Income from investment operations:
Net investment income(1)	0.40	0.32	0.20	0.16	0.23
Net realized and unrealized gains (losses) on investments	(0.06)	0.26	(1.25)	(0.36)	0.61
Total from investment operations	0.34	0.58	(1.05)	(0.20)	0.84
Less distributions:
Distributions from net investment income	(0.37)	(0.31)	(0.19)	(0.15)	(0.22)
Distributions from net realized gains	—	—	—	(0.08)	(0.16)
Total distributions	(0.37)	(0.31)	(0.19)	(0.23)	(0.38)
Net asset value, end of year	$10.83	$10.86	$10.59	$11.83	$12.26
Total return	3.21%	5.53%	(8.88)%	(1.68)%	7.16%
Supplemental data and ratios:
Net assets, end of year (millions)	$130.9	$87.8	$59.3	$42.2	$55.2
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.66%	3.03%	1.86%	1.29%	1.92%
Portfolio turnover rate(2)	44%	45%	47%	51%	37%
(1)Calculated using average shares outstanding during the year.
(2)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Aggregate Bond Fund – Institutional Class

	Year Ended December 31,
	2024		2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$9.86		$9.60	$11.37	$11.77	$11.21
Income from investment operations:
Net investment income(1)	0.39		0.34	0.25	0.19	0.25
Net realized and unrealized gains (losses) on investments	(0.21)		0.26	(1.76)	(0.36)	0.71
Total from investment operations	0.18		0.60	(1.51)	(0.17)	0.96
Less distributions:
Distributions from net investment income	(0.39)		(0.34)	(0.26)	(0.22)	(0.27)
Distributions from net realized gains	—		—	—	(0.01)	(0.13)
Distributions from return of capital	(0.00)	(2)	—	—	—	—
Total distributions	(0.39)		(0.34)	(0.26)	(0.23)	(0.40)
Net asset value, end of year	$9.65		$9.86	$9.60	$11.37	$11.77
Total return	1.85%		6.43%	(13.35)%	(1.46)%	8.63%
Supplemental data and ratios:
Net assets, end of year (millions)	$49,781.0		$41,933.7	$34,102.5	$39,050.1	$31,874.6
Ratio of expenses to average net assets	0.30%		0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.98%		3.55%	2.46%	1.66%	2.13%
Portfolio turnover rate(3)	34%		38%	43%	39%	35%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Aggregate Bond Fund – Investor Class

	Year Ended December 31,
	2024		2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$10.25		$9.97	$11.79	$12.20	$11.60
Income from investment operations:
Net investment income(1)	0.38		0.33	0.23	0.17	0.23
Net realized and unrealized gains (losses) on investments	(0.22)		0.27	(1.82)	(0.38)	0.74
Total from investment operations	0.16		0.60	(1.59)	(0.21)	0.97
Less distributions:
Distributions from net investment income	(0.36)		(0.32)	(0.23)	(0.19)	(0.24)
Distributions from net realized gains	—		—	—	(0.01)	(0.13)
Distributions from return of capital	(0.00)	(2)	—	—	—	—
Total distributions	(0.36)		(0.32)	(0.23)	(0.20)	(0.37)
Net asset value, end of year	$10.05		$10.25	$9.97	$11.79	$12.20
Total return	1.63%		6.13%	(13.52)%	(1.74)%	8.42%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,069.4		$971.8	$681.1	$904.3	$1,029.0
Ratio of expenses to average net assets	0.55%		0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.73%		3.30%	2.21%	1.41%	1.88%
Portfolio turnover rate(3)	34%		38%	43%	39%	35%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Core Plus Bond Fund – Institutional Class

	Year Ended December 31,
	2024		2023	2022		2021	2020
Per Share Data:
Net asset value, beginning of year	$10.17		$9.87	$11.67		$12.14	$11.56
Income from investment operations:
Net investment income(1)	0.41		0.36	0.29		0.26	0.29
Net realized and unrealized gains (losses) on investments	(0.16)		0.30	(1.79)		(0.38)	0.72
Total from investment operations	0.25		0.66	(1.50)		(0.12)	1.01
Less distributions:
Distributions from net investment income	(0.41)		(0.36)	(0.30)		(0.28)	(0.31)
Distributions from net realized gains	—		—	(0.00)	(2)	(0.07)	(0.12)
Distributions from return of capital	(0.00)	(2)	—	—		—	—
Total distributions	(0.41)		(0.36)	(0.30)		(0.35)	(0.43)
Net asset value, end of year	$10.01		$10.17	$9.87		$11.67	$12.14
Total return	2.54%		6.89%	(12.87)%		(1.02)%	8.80%
Supplemental data and ratios:
Net assets, end of year (millions)	$35,177.0		$26,783.0	$21,288.5		$27,654.9	$26,805.5
Ratio of expenses to average net assets	0.30%		0.30%	0.30%		0.30%	0.30%
Ratio of net investment income to average net assets	4.10%		3.67%	2.82%		2.16%	2.46%
Portfolio turnover rate(3)	38%		35%	29%		45%	33%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Core Plus Bond Fund – Investor Class

	Year Ended December 31,
	2024		2023	2022		2021	2020
Per Share Data:
Net asset value, beginning of year	$10.67		$10.34	$12.21		$12.68	$12.05
Income from investment operations:
Net investment income(1)	0.41		0.36	0.28		0.24	0.28
Net realized and unrealized gains (losses) on investments	(0.17)		0.31	(1.87)		(0.39)	0.74
Total from investment operations	0.24		0.67	(1.59)		(0.15)	1.02
Less distributions:
Distributions from net investment income	(0.39)		(0.34)	(0.28)		(0.25)	(0.28)
Distributions from net realized gains	—		—	(0.00)	(2)	(0.07)	(0.11)
Distributions from return of capital	(0.00)	(2)	—	—		—	—
Total distributions	(0.39)		(0.34)	(0.28)		(0.32)	(0.39)
Net asset value, end of year	$10.52		$10.67	$10.34		$12.21	$12.68
Total return	2.25%		6.60%	(13.09)%		(1.23)%	8.58%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,144.2		$1,098.0	$1,045.0		$1,612.2	$2,684.3
Ratio of expenses to average net assets	0.55%		0.55%	0.55%		0.55%	0.55%
Ratio of net investment income to average net assets	3.85%		3.42%	2.57%		1.91%	2.21%
Portfolio turnover rate(3)	38%		35%	29%		45%	33%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Short-Term Municipal Bond Fund – Institutional Class

	Year Ended December 31,
	2024		2023	2022	2021		2020
Per Share Data:
Net asset value, beginning of year	$9.98		$9.85	$10.39	$10.43		$10.26
Income from investment operations:
Net investment income(1)	0.32		0.27	0.16	0.12		0.17
Net realized and unrealized gains (losses) on investments	(0.00)	(2)	0.13	(0.54)	(0.04)		0.16
Total from investment operations	0.32		0.40	(0.38)	0.08		0.33
Less distributions:
Distributions from net investment income	(0.32)		(0.27)	(0.16)	(0.12)		(0.16)
Distributions from net realized gains	—		—	—	(0.00)	(2)	—
Total distributions	(0.32)		(0.27)	(0.16)	(0.12)		(0.16)
Net asset value, end of year	$9.98		$9.98	$9.85	$10.39		$10.43
Total return	3.23%		4.15%	(3.66)%	0.74%		3.25%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,391.3		$1,525.3	$1,695.5	$2,190.2		$1,520.0
Ratio of expenses to average net assets	0.30%		0.30%	0.30%	0.30%		0.30%
Ratio of net investment income to average net assets	3.20%		2.73%	1.56%	1.10%		1.61%
Portfolio turnover rate(3)	42%		40%	64%	44%		32%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Short-Term Municipal Bond Fund – Investor Class

	Year Ended December 31,
	2024		2023	2022	2021		2020
Per Share Data:
Net asset value, beginning of year	$9.96		$9.83	$10.38	$10.41		$10.25
Income from investment operations:
Net investment income(1)	0.29		0.24	0.13	0.09		0.14
Net realized and unrealized gains (losses) on investments	(0.00)	(2)	0.14	(0.55)	(0.03)		0.15
Total from investment operations	0.29		0.38	(0.42)	0.06		0.29
Less distributions:
Distributions from net investment income	(0.29)		(0.25)	(0.13)	(0.09)		(0.13)
Distributions from net realized gains	—		—	—	(0.00)	(2)	—
Total distributions	(0.29)		(0.25)	(0.13)	(0.09)		(0.13)
Net asset value, end of year	$9.96		$9.96	$9.83	$10.38		$10.41
Total return	2.98%		3.90%	(4.01)%	0.59%		2.90%
Supplemental data and ratios:
Net assets, end of year (millions)	$68.9		$78.4	$71.7	$110.4		$92.2
Ratio of expenses to average net assets	0.55%		0.55%	0.55%	0.55%		0.55%
Ratio of net investment income to average net assets	2.95%		2.48%	1.31%	0.85%		1.36%
Portfolio turnover rate(3)	42%		40%	64%	44%		32%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Strategic Municipal Bond Fund – Institutional Class

	Year Ended December 31,
	2024	2023	2022		2021	2020
Per Share Data:
Net asset value, beginning of year	$10.29	$9.96	$10.74		$10.67	$10.07
Income from investment operations:
Net investment income(1)	0.37	0.34	0.22		0.11	0.18
Net realized and unrealized gains (losses) on investments	(0.05)	0.32	(0.79)		0.14	0.66
Total from investment operations	0.32	0.66	(0.57)		0.25	0.84
Less distributions:
Distributions from net investment income	(0.36)	(0.33)	(0.21)		(0.12)	(0.17)
Distributions from net realized gains	—	—	(0.00)	(2)	(0.06)	(0.07)
Total distributions	(0.36)	(0.33)	(0.21)		(0.18)	(0.24)
Net asset value, end of year	$10.25	$10.29	$9.96		$10.74	$10.67
Total return	3.17%	6.78%	(5.31)%		2.26%	8.39%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,451.4	$881.5	$470.8		$345.0	$164.3
Ratio of expenses to average net assets	0.30%	0.30%	0.30%		0.30%	0.30%
Ratio of net investment income to average net assets	3.62%	3.42%	2.18%		1.07%	1.72%
Portfolio turnover rate(3)	34%	50%	89%		55%	119%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Strategic Municipal Bond Fund – Investor Class

	Year Ended December 31,
	2024	2023	2022		2021	2020
Per Share Data:
Net asset value, beginning of year	$10.29	$9.96	$10.74		$10.67	$10.07
Income from investment operations:
Net investment income(1)	0.35	0.32	0.19		0.09	0.15
Net realized and unrealized gains (losses) on investments	(0.05)	0.32	(0.79)		0.13	0.67
Total from investment operations	0.30	0.64	(0.60)		0.22	0.82
Less distributions:
Distributions from net investment income	(0.34)	(0.31)	(0.18)		(0.09)	(0.15)
Distributions from net realized gains	—	—	(0.00)	(2)	(0.06)	(0.07)
Total distributions	(0.34)	(0.31)	(0.18)		(0.15)	(0.22)
Net asset value, end of year	$10.25	$10.29	$9.96		$10.74	$10.67
Total return	2.92%	6.53%	(5.55)%		2.00%	8.13%
Supplemental data and ratios:
Net assets, end of year (thousands)	$95,707.7	$38,577.3	$10,660.1		$8,262.3	$6,976.1
Ratio of expenses to average net assets	0.55%	0.55%	0.55%		0.55%	0.55%
Ratio of net investment income to average net assets	3.37%	3.17%	1.93%		0.82%	1.47%
Portfolio turnover rate(3)	34%	50%	89%		55%	119%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Quality Intermediate Municipal Bond Fund – Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$11.13	$10.95	$11.85	$12.03	$11.75
Income from investment operations:
Net investment income(1)	0.32	0.28	0.22	0.21	0.24
Net realized and unrealized gains (losses) on investments	(0.15)	0.18	(0.90)	(0.17)	0.28
Total from investment operations	0.17	0.46	(0.68)	0.04	0.52
Less distributions:
Distributions from net investment income	(0.31)	(0.28)	(0.22)	(0.22)	(0.24)
Total distributions	(0.31)	(0.28)	(0.22)	(0.22)	(0.24)
Net asset value, end of year	$10.99	$11.13	$10.95	$11.85	$12.03
Total return	1.58%	4.29%	(5.74)%	0.27%	4.43%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,004.6	$1,051.9	$1,083.0	$1,526.2	$1,449.2
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.85%	2.55%	1.94%	1.75%	2.03%
Portfolio turnover rate(2)	20%	33%	33%	18%	15%
(1)Calculated using average shares outstanding during the year.
(2)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Quality Intermediate Municipal Bond Fund – Investor Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$11.43	$11.24	$12.16	$12.34	$12.04
Income from investment operations:
Net investment income(1)	0.30	0.26	0.19	0.18	0.22
Net realized and unrealized gains (losses) on investments	(0.15)	0.18	(0.92)	(0.18)	0.29
Total from investment operations	0.15	0.44	(0.73)	—	0.51
Less distributions:
Distributions from net investment income	(0.28)	(0.25)	(0.19)	(0.18)	(0.21)
Total distributions	(0.28)	(0.25)	(0.19)	(0.18)	(0.21)
Net asset value, end of year	$11.30	$11.43	$11.24	$12.16	$12.34
Total return	1.37%	4.01%	(5.99)%	0.02%	4.23%
Supplemental data and ratios:
Net assets, end of year (millions)	$60.7	$51.0	$30.6	$59.2	$52.4
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.60%	2.30%	1.69%	1.50%	1.78%
Portfolio turnover rate(2)	20%	33%	33%	18%	15%
(1)Calculated using average shares outstanding during the year.
(2)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Core Intermediate Municipal Bond Fund – Institutional Class

	Year Ended December 31,
	2024	2023	2022		2021		2020
Per Share Data:
Net asset value, beginning of year	$10.34	$10.10	$10.96		$10.96		$10.65
Income from investment operations:
Net investment income(1)	0.35	0.31	0.21		0.16		0.23
Net realized and unrealized gains (losses) on investments	(0.10)	0.24	(0.88)		0.02	(2)	0.33
Total from investment operations	0.25	0.55	(0.67)		0.18		0.56
Less distributions:
Distributions from net investment income	(0.35)	(0.31)	(0.19)		(0.17)		(0.22)
Distributions from net realized gains	—	—	(0.00)	(3)	(0.01)		(0.03)
Total distributions	(0.35)	(0.31)	(0.19)		(0.18)		(0.25)
Net asset value, end of year	$10.24	$10.34	$10.10		$10.96		$10.96
Total return	2.41%	5.54%	(6.07)%		1.60%		5.26%
Supplemental data and ratios:
Net assets, end of year (millions)	$3,911.3	$2,942.7	$2,449.7		$1,531.2		$842.2
Ratio of expenses to average net assets	0.30%	0.30%	0.30%		0.30%		0.30%
Ratio of net investment income to average net assets	3.43%	3.08%	2.01%		1.47%		2.09%
Portfolio turnover rate(4)	25%	32%	59%		31%		35%
(1)Calculated using average shares outstanding during the year.
(2)Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations for the fiscal year ended December 31, 2021.
(3)Amount is less than $0.005.
(4)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Core Intermediate Municipal Bond Fund – Investor Class

	Year Ended December 31,
	2024	2023	2022		2021		2020
Per Share Data:
Net asset value, beginning of year	$10.33	$10.09	$10.96		$10.95		$10.64
Income from investment operations:
Net investment income(1)	0.33	0.29	0.18		0.13		0.20
Net realized and unrealized gains (losses) on investments	(0.10)	0.23	(0.88)		0.03	(2)	0.33
Total from investment operations	0.23	0.52	(0.70)		0.16		0.53
Less distributions:
Distributions from net investment income	(0.32)	(0.28)	(0.17)		(0.14)		(0.19)
Distributions from net realized gains	—	—	(0.00)	(3)	(0.01)		(0.03)
Total distributions	(0.32)	(0.28)	(0.17)		(0.15)		(0.22)
Net asset value, end of year	$10.24	$10.33	$10.09		$10.96		$10.95
Total return	2.26%	5.28%	(6.40)%		1.44%		5.01%
Supplemental data and ratios:
Net assets, end of year (millions)	$35.2	$36.5	$38.8		$42.5		$22.3
Ratio of expenses to average net assets	0.55%	0.55%	0.55%		0.55%		0.55%
Ratio of net investment income to average net assets	3.18%	2.83%	1.76%		1.22%		1.84%
Portfolio turnover rate(4)	25%	32%	59%		31%		35%
(1)Calculated using average shares outstanding during the year.
(2)Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations for the fiscal year ended December 31, 2021.
(3)Amount is less than $0.005.
(4)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Municipal Bond Fund – Institutional Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$10.01	$9.68	$10.76	$10.67	$10.10
Income from investment operations:
Net investment income(1)	0.38	0.37	0.26	0.20	0.23
Net realized and unrealized gains (losses) on investments	(0.11)	0.31	(1.09)	0.17	0.76
Total from investment operations	0.27	0.68	(0.83)	0.37	0.99
Less distributions:
Distributions from net investment income	(0.37)	(0.35)	(0.25)	(0.20)	(0.21)
Distributions from net realized gains	—	—	—	(0.08)	(0.21)
Total distributions	(0.37)	(0.35)	(0.25)	(0.28)	(0.42)
Net asset value, end of year	$9.91	$10.01	$9.68	$10.76	$10.67
Total return	2.73%	7.14%	(7.73)%	3.46%	9.95%
Supplemental data and ratios:
Net assets, end of year (millions)	$276.0	$180.4	$55.7	$34.5	$20.3
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	3.79%	3.77%	2.63%	1.83%	2.20%
Portfolio turnover rate(2)	47%	58%	76%	38%	124%
(1)Calculated using average shares outstanding during the year.
(2)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Baird Municipal Bond Fund – Investor Class

	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$9.99	$9.68	$10.74	$10.66	$10.10
Income from investment operations:
Net investment income(1)	0.35	0.34	0.24	0.17	0.21
Net realized and unrealized gains (losses) on investments	(0.09)	0.29	(1.08)	0.16	0.75
Total from investment operations	0.26	0.63	(0.84)	0.33	0.96
Less distributions:
Distributions from net investment income	(0.34)	(0.32)	(0.22)	(0.17)	(0.19)
Distributions from net realized gains	—	—	—	(0.08)	(0.21)
Total distributions	(0.34)	(0.32)	(0.22)	(0.25)	(0.40)
Net asset value, end of year	$9.91	$9.99	$9.68	$10.74	$10.66
Total return	2.69%	6.67%	(7.78)%	3.12%	9.58%
Supplemental data and ratios:
Net assets, end of year (thousands)	$11,728.7	$7,549.4	$4,055.6	$3,193.3	$1,624.8
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	3.54%	3.52%	2.38%	1.58%	1.95%
Portfolio turnover rate(2)	47%	58%	76%	38%	124%
(1)Calculated using average shares outstanding during the year.
(2)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

Your Account

Distribution of Shares

Distributor
The Advisor, Robert W. Baird & Co. Incorporated, is also the distributor (the “Distributor”) of shares of the Funds and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Rule 12b‑1 Plan
The Funds have adopted a distribution and shareholder service plan on behalf of Investor Class shares and pursuant to Rule 12b‑1 under the 1940 Act (the “Rule 12b‑1 Plan”). Under the Rule 12b‑1 Plan, Investor Class shares of the Funds pay the Distributor a fee at an annual rate of 0.25% of their respective average daily net asset value. The Distributor may use this fee to finance activities that promote the sale of Investor Class shares and for services provided to shareholders. Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, and printing and mailing sales literature and advertising. Because 12b‑1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Referral Program
The Distributor has established a referral program pursuant to which it may pay cash compensation to its sales personnel for sales of Institutional Class shares of the Funds. Compensation paid to participants in this program for sales of Institutional Class shares of the Funds may be more or less than compensation they receive for sales of shares of other investment companies. These payments may influence the Distributor’s sales personnel to recommend the Institutional Class shares of the Funds over another investment. These payments are only made for sales to non-ERISA institutional accounts. The Distributor will pay compensation under the referral program out of its own resources. Accordingly, the referral program will not affect the price an investor will pay for Institutional Class shares of the Funds. Please see “Fees and Expenses of the Funds” for information about the Funds’ fees and expenses.

Fund Purchases Through a Financial Intermediary
Financial intermediaries, such as banks, fiduciaries, custodians, investment advisers, and broker-dealers, hold shares of the Funds for their clients through omnibus or networked accounts. The Funds, and/or the Distributor, on behalf of the Funds, retain financial intermediaries, as agents, to provide sub-transfer agency, administrative or related shareholder services to their clients for the Funds. The Advisor or the Distributor pays certain financial intermediaries for performing such services. All such payments are made from the Advisor’s or the Distributor’s own resources and will not increase costs to the Funds. The Advisor and the Distributor also retain financial intermediaries to provide sales, marketing support, or related services to their clients who beneficially own Fund shares. From time to time, the Advisor or the Distributor pay those financial intermediaries for the provision of those services. Any such payments will be made from the Advisor’s or the Distributor’s own resources and will not increase costs to the Funds. These payments, sometimes referred to as marketing support or revenue sharing payments, are in addition to or in lieu of any amounts payable to the financial intermediary under the Funds’ Rule 12b-1 Plan for the provision of distribution and shareholder services provided by financial intermediaries on behalf of Investor Class shares.

The payments made to these financial intermediaries vary based on a number of factors, including the types of services provided and amount of their clients’ assets invested in the Funds and, with respect to marketing support payments, the level of sales activity. These payments may influence the financial intermediary to recommend the Funds, or a particular class of Fund shares, over another investment.

Description of Classes

Each Fund offers two classes of shares ‑ Investor Class and Institutional Class. The classes differ with respect to their minimum investments and expenses. Investor Class shares impose a Rule 12b‑1 fee that is assessed against the assets of a Fund attributable to that class. Accordingly, the performance information for the Investor Class shares would be lower than the performance information shown for the Institutional Class shares above under “Performance” in the “Summary Section” for each Fund.

The Distributor retains financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker‑dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Investor Class shares. Financial institutions will receive Rule 12b‑1 fees from the Distributor based upon shares owned by their clients or customers. The Distributor will determine the schedule of such fees and the basis upon which such fees will be paid.

Share Price

Shares of each class in a Fund are sold at their net asset value (“NAV”). Shares may be purchased or redeemed on days the New York Stock Exchange (the “NYSE”) is open. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King Jr.

Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The NAV for each class of shares of a Fund is determined as of the close of regular trading on the NYSE (normally, 3:00 p.m., Central time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes early, the Fund will calculate the NAV at the NYSE closing time on that day. If an emergency exists, as permitted by the SEC, NAV may be calculated at a different time.

The NAV for a class of shares is determined by adding the value of each Fund’s investments, cash and other assets attributable to a particular share class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding in the class.

The Board has adopted Pricing and Valuation Committee Procedures (“Pricing Procedures”), which specify how a Fund’s investments are to be valued when calculating the Fund’s NAV. The Funds’ accounting agent calculates the daily NAV for each Fund.

Each Fund’s portfolio investments are generally valued using pricing information provided by a primary independent pricing service. If pricing information is not readily available from the primary pricing service, pricing information from an approved secondary independent pricing service or another source set forth in the Pricing Procedures may be used. Should pricing information not be readily available from a primary or secondary pricing service or another permitted source, or if the Advisor deems the price received to not represent fair value, the investment will be priced at its “fair value” as determined by the Advisor as the valuation designee of the Board, subject to oversight by the Board. The Advisor has designated its Valuation Committee to be responsible for fair value determinations.

Debt obligations are generally valued using evaluated bid prices provided by the primary pricing service. If the primary pricing service does not price a particular debt obligation, or if the primary pricing service does not provide a fully evaluated price, a Fund may use an evaluated price provided by a secondary pricing service. If a secondary pricing service does not price a particular debt obligation, the Advisor may obtain and use a valuation from a dealer who was the underwriter for the issuance or who makes a market in that debt obligation or similar debt obligations. If the Advisor cannot obtain a price provided by such a dealer, the debt obligation may be priced using a pre-approved valuation methodology for the specific situation or at fair value by the Valuation Committee. Debt obligations purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the debt obligation, the debt obligation will be priced at fair value by the Valuation Committee.

Shares of mutual funds are generally valued at their last calculated NAV and the prospectuses for mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.

If market quotations are not readily available for a security, the security will be priced at fair value by the Advisor. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. The price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. In addition, during periods of market volatility or illiquidity, the prices determined for any individual investment on any given day may vary significantly from the amount that can be obtained in an actual sale of that investment, and the Funds’ respective NAVs may fluctuate significantly from day to day or from period to period.

Buying Shares

Minimum Investments

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs)	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$10,000 – All Account Types	No minimum

Minimum Investment Reductions – Institutional Class Shares
The minimum initial investment amount for Institutional Class shares is waived for all employees, directors and officers of the Advisor or the Company and members of their families (including parents, grandparents, siblings, spouses, children and in‑laws of such employees, directors and officers). It is also waived for clients of the Advisor who acquire shares of a Fund made available through a mutual fund asset allocation program offered by the Advisor.

Minimum Investment Reductions – Investor and Institutional Class Shares
The investment minimums noted above are waived for investments in Investor and Institutional Class shares by 401(k) and other employer-sponsored retirement plans (excluding IRAs and other one person retirement plans). Also, the minimum initial investment amount for Institutional Class and Investor Class shares may be waived or reduced at the discretion of the Distributor, including waivers or reductions for purchases by health savings plans or made through certain registered investment advisers and qualified third‑party platforms.

In-Kind Payments
Payment for shares of the Funds may, in the discretion of the Funds, be made in the form of securities that are permissible investments for the Funds as described in this Prospectus. For further information about this form of payment, contact the Funds (toll-free) at 1-866-442-2473. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000. You may realize a taxable gain or loss on the contributed securities at the time of the in-kind securities payment.

Timing of Requests

Shares may only be purchased on days when the NYSE is open for business. Your price per share will be the NAV next computed after your request is received in good order by the Fund or its agents. All requests received in good order before the close of regular trading on the NYSE (normally, 3:00 p.m., Central time) will be executed at the NAV computed on that day. Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.
When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•The name of the Fund and share class;
•The dollar amount of shares to be purchased;
•Purchase application or investment stub; and
•Check payable to Baird Funds or, if paying by wire, receipt of Federal Funds.

Receipt of Orders
The Funds may authorize one or more broker‑dealers to accept on their behalf purchase and redemption orders that are in good order. In addition, these broker‑dealers may designate other financial intermediaries to accept purchase and redemption orders on a Fund’s behalf. Contracts with these agents require the agents to track the time that purchase and redemption orders are received. Purchase and redemption orders must be received by the Funds or their authorized intermediaries before the close of regular trading on the NYSE (normally, 3:00 p.m., Central time) to receive that day’s share price.

Customer Identification Procedures
The Company, on behalf of each Fund, is required to comply with various anti‑money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”), please note that U.S. Bancorp Fund Services, LLC, the Company’s transfer agent (the “Transfer Agent”), will verify certain information on your account application as part of the Funds’ Anti‑Money Laundering Program. As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. If you require assistance when completing your application, please call (toll-free) 1-866-442-2473.

If the Company or the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the initial purchase will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify the shareholder’s identity, the Fund reserves the right to redeem the shareholder’s account at the current day’s NAV. The shareholder will be notified of a rejected purchase order or account closure within five business days. Any delay in processing a shareholder’s order will affect the purchase price the shareholder receives for its shares. The Company, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing. If at any time the Company or the Transfer Agent detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Company or the Transfer Agent may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report and/or may take other action.

The Funds may not be sold to investors residing outside the U.S. and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

The Company has appointed an anti‑money laundering compliance officer to oversee the implementation of the Company’s Anti‑Money Laundering Program.

Market Timing Policy
Depending on various factors (including the size of the Fund, the amount of assets the Advisor typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades), short‑term or excessive trading into and out of the Funds, generally known as market timing, may harm all shareholders by: disrupting investment strategies; increasing brokerage, administrative and other expenses; decreasing tax efficiency; diluting the value of shares held by long‑term shareholders; and impacting Fund performance. The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of market timing (the “Market Timing Policy”). Pursuant to the Market Timing Policy, the Funds may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Advisor’s sole discretion, has a pattern of short‑term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, the Advisor may consider an investor’s trading history in the Funds or other Baird Funds. The Funds, the Advisor and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Company monitors and enforces its market timing policy through:

•Regular reports to the Board by the Funds’ Chief Compliance Officer regarding any instances of suspected market timing;

•Monitoring of trade activity; and

•Restrictions and prohibitions on purchases and/or exchanges by persons believed to engage in frequent trading activity.

In addition, if market timing is detected in an omnibus account held by a financial intermediary, the Funds may request that the intermediary restrict or prohibit further purchases or exchanges of Fund shares by any shareholder that has been identified as having violated the Market Timing Policy. The Funds may also request that the intermediary provide identifying information, such as social security numbers, and trading information about the underlying shareholders in the account in order to review any unusual patterns of trading activity discovered in the omnibus account.

While the Funds seek to take action that will detect and deter market timing, the risks of market timing cannot be completely eliminated. For example, the Funds may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, or redemption orders to the Funds on behalf of their customers who are the beneficial owners. More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Funds may not be able to determine whether the purchase or sale is connected with a market timing transaction. In certain cases, the Company may rely on the market timing policies of financial intermediaries, even if those policies are different from the policy of the Company, when the Advisor believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Funds. Additionally, there can be no assurance that the systems and procedures of the Funds, Advisor or Distributor will be able to monitor all trading activity in a manner that would detect market timing. However, the Funds, the Advisor and the Distributor will attempt to detect and deter market timing in transactions by all Fund investors, whether directly through the Transfer Agent or through financial intermediaries.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, proxy statements and other regulatory mailings you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call the Funds (toll‑free) at 1-866-442-2473 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Methods of Buying

To Open an Account	To Add to an Account
By Telephone	You may not use the telephone purchase option for your initial purchase of a Fund’s shares. However, you may call the Funds (toll‑free) at 1-866-442-2473 to open a new account by requesting an exchange into another Baird Fund. See “Exchanging Shares.”	After your account has been open for seven business days, you may call the Funds (toll‑free) at 1-866-442-2473 to place your order for Fund shares. Money will then be moved from your bank account to your Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. The minimum telephone purchase is $100.

	To Open an Account	To Add to an Account
By Mail
Make your check payable to “Baird Funds.” All checks must be in U.S. dollars drawn on a U.S. financial institution. Forward the check and your application to the address below. To prevent fraud, the Funds will not accept cash, money orders, third party checks, traveler’s checks, credit card checks, starter checks or U.S. Treasury checks for the purchase of shares. If your check is returned for any reason, a $25 fee will be assessed against your account and you will be responsible for any loss incurred by the Fund(s). The Funds are unable to accept post‑dated checks or any conditional order or payment.

Fill out the Invest by Mail form from your confirmation statement, or indicate the Fund name, your name, address, account number on a separate piece of paper along with your check. Make your check payable to “Baird Funds.” Forward the check and Invest by Mail form or separate letter of instruction to the address below.
By Federal Funds Wire	Forward your application to Baird Funds at the address below. Call (toll‑free) 1-866-442-2473 to obtain an account number. Wire funds using the instructions to the right.
Notify the Funds of an incoming wire by calling (toll‑free) 1-866-442-2473. Use the following instructions:

U.S. Bank National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA#: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112‑952‑137
Further Credit:
(name of Fund, share class)
(name/title on the account)
(account #)

Wired funds must be received prior to 3:00 pm Central time to be eligible for same day pricing. The Funds, the Advisor and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

	To Open an Account	To Add to an Account
Automatic Investment Plan	Open a Fund account with one of the other methods. If by mail, be sure to include your bank account number on the appropriate section of your application and enclose a voided check or deposit slip with your initial purchase application.
Call the Funds (toll‑free) at 1-866-442-2473 for instructions on how to set up an Automatic Investment Plan if you did not select the option on your original application. Regular automatic investments (minimum of $100) will be taken from your checking or savings account on a monthly basis. If you do not have sufficient funds in your account or if your account is closed at the time of the automatic transaction, you will be assessed a $25 fee. Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent 5 days prior to effective date.

Through Shareholder Service Organizations	To purchase shares for another investor, call the Funds (toll‑free) at 1-866-442-2473.	To purchase shares for another investor, call the Funds (toll‑free) at 1-866-442-2473.
By Exchange	Call the Funds (toll‑free) at 1-866-442-2473 to obtain exchange information. See “Exchanging Shares.”	Call the Funds (toll‑free) at 1-866-442-2473 to obtain exchange information. See “Exchanging Shares.”

You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail Baird Funds, Inc. c/o U.S. Bank Global Fund Services P.O. Box 219252 Kansas City, MO 64121-9252	By Overnight Delivery Baird Funds, Inc. c/o U.S. Bank Global Fund Services 801 Pennsylvania Avenue, Suite 219252 Kansas City, MO 64105-1307

NOTE: The Funds and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents. Only actual physical receipt by the Transfer Agent of purchase orders or redemption requests (e.g., retrieving mail from the post office box or accepting delivery from a delivery service) constitutes receipt by the Transfer Agent. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the

Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Selling Shares

Methods of Selling

To Sell Some or All of Your Shares
By Telephone	If you did not decline telephone redemption options, call the Funds (toll‑free) at 1-866-442-2473 to place the order. (Note: for security reasons, requests by telephone will be recorded.) Telephone redemptions involving $50,000 or more of Investor Class shares are not permitted.

By Mail
Send a letter to the Funds that indicates the dollar amount or number of shares you wish to redeem. The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all shareholders sign the letter and, if necessary, have the signature guaranteed. For IRAs, requests submitted without an election regarding tax withholding will be subject to tax withholding.

Systematic Withdrawal Plan	The Funds offer shareholders a Systematic Withdrawal Plan. Call the Funds (toll‑free) at 1-866-442-2473 to obtain information on how to arrange for regular monthly or quarterly fixed withdrawal payments. In order to participate in the Plan, your account balance must be at least $5,000 and the minimum payment you may receive is $50 per period. If you elect this method of redemption, the Fund will send a check to your address of record or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Plan at any time by contacting the Transfer Agent at least five days prior to the next scheduled withdrawal.

Note that this Plan may deplete your investment and affect your income or yield.

To Sell Some or All of Your Shares
By a Financial Intermediary	Consult your account agreement for information on redeeming shares.
By Exchange	Call the Funds (toll‑free) at 1-866-442-2473 to obtain exchange information. See “Exchanging Shares” for further information.

Payment of Redemption Proceeds

You may request redemption of your shares at any time. Shares may be redeemed on days the NYSE is open. The NYSE is closed on most national holidays. Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by a Fund or its agents. All requests received in good order before the close of regular trading on the NYSE (normally, 3:00 p.m., Central time) will be executed at the NAV computed on that day. Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV. Payment of redemption proceeds for all methods of payment will be made promptly, typically within one to two days, and in any event not later than seven days after the receipt of a redemption request in proper form as discussed in this Prospectus. You may receive the proceeds in one of three ways:
When making a redemption request, make sure your request is in good order. “Good order” means your letter of instruction includes:

•The name of the Fund;
•The number of shares or the dollar amount of shares to be redeemed;
•Signatures of all registered shareholders exactly as the shares are registered and, if necessary, with a signature guarantee; and
•The account number.

•A check mailed to your account’s address. Your proceeds will typically be sent on the business day following the day on which the Fund or its agent receives your request in good order. Checks will not be forwarded by the U.S. Postal Service, so please notify us if your address has changed prior to a redemption request. A redemption request made within 15 days of an address change will require a signature guarantee. Proceeds will be sent to you in this way, unless you request one of the alternatives described below.

•The proceeds transmitted by Electronic Funds Transfer (“EFT”) to a properly pre‑authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption.

•The proceeds transmitted by wire to a pre‑authorized bank account for a $15 fee. This fee will be deducted from your redemption proceeds for complete and share-specific redemptions. In the case of a partial redemption, the fee will be deducted from the remaining account balance. The fee is paid to the

Transfer Agent to cover costs associated with the transfer. The Advisor reserves the right to waive the wire fee in limited circumstances. The proceeds usually will arrive at your bank the first banking day after we process your redemption. Be sure to have all necessary information from your bank. Your bank may charge a fee to receive wired funds.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, there may be a delay in sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date. This procedure is intended to protect the Funds and their shareholders from loss. This delay will not apply if you purchased your shares via wire payment.

The Funds typically expect they will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds. The Funds may also meet redemption requests through the use of a line of credit. The Funds may also make redemptions in kind (i.e., payments in portfolio securities rather than cash) to meet redemption requests. These redemption methods will be used regularly and may also be used in stressed market conditions.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Signature Guarantees
The Transfer Agent may require a signature guarantee for certain redemption requests. A signature guarantee ensures that your signature is genuine and protects you from unauthorized account redemptions. A signature guarantee, from either a Medallion program member or a non‑Medallion program member, or other acceptable signature verification of each owner is required in the following situations:

•If you are requesting a change in ownership on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days;
•For all redemptions of Investor Class shares totaling $50,000 or more from any shareholder account.

The Funds reserve the right to waive any signature requirement at their discretion.

Non‑financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution.

Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker‑dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees.

The Funds and/or the Transfer Agent may also require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Funds (toll‑free) at 1-866-442-2473 before making the redemption request to determine what additional documents are required.

Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Funds (toll‑free) at 1-866-442-2473 before making your request to determine what additional documents are required.

Exchanging Shares

You may exchange all or a portion of your investment from the same class of one Baird Fund to an identically registered account in another Baird Fund. You may also convert Investor Class shares of a Baird Fund to Institutional Class shares of the same Baird Fund if you meet the minimum investment requirements for Institutional Class shares at the time of conversion. Any new account established through an exchange or conversion will be subject to the minimum investment requirements applicable to the shares acquired. Exchanges and conversions will be executed on the basis of the relative NAV of the shares exchanged or converted, as applicable. The exchange and conversion privileges may be exercised only in those states where the class of shares of the Fund being acquired legally may be sold.

To obtain more information about share class conversions, or to place conversion orders, contact the Transfer Agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. Your financial intermediary may impose conditions on such transactions in addition to those disclosed in this Prospectus, or may not permit share class conversions.

An exchange from one Baird Fund to another Baird Fund is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable capital gain or loss unless you are a tax-exempt investor or hold your shares through a tax-deferred or other tax-advantaged account such as a 401(k) plan or an IRA. A conversion from Investor Class shares to Institutional Class shares within the same Baird Fund is generally not a taxable transaction for federal income tax purposes.

Call the Funds (toll‑free) at 1-866-442-2473 to learn more about exchanges, conversions and other Baird Funds.

More Information about Exchange and Conversion Privileges
The Funds are intended as long‑term investment vehicles and not to provide a means of speculating on short‑term market movements. In addition, excessive trading can hurt a Fund’s performance and shareholders. Therefore, each Fund may terminate, without notice, the exchange privilege of any shareholder who uses the exchange privilege excessively. See “Your Account—Buying Shares—Market Timing Policy.” Each Fund also reserves the right to terminate the conversion privilege. The Funds may also change or temporarily suspend the exchange and conversion privileges during unusual market conditions.

General Transaction Policies

The Funds reserve the right to:

•Vary or waive any minimum investment requirement.

•Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

•Reject any purchase or the purchase side of an exchange request for any reason. Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or a shareholder’s history of excessive trading).

•Reinvest a distribution check in your account at a Fund’s then‑current NAV and reinvest all subsequent distributions if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a distribution check remains uncashed for six months. You may change the distribution option on your account at any time by writing or calling the Transfer Agent. Any request for change should be submitted five days prior to the next distribution.

•Redeem all shares in your account if your balance falls below a Fund’s minimum initial purchase amount for the applicable class of shares. If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•Delay paying redemption proceeds for up to seven days after receiving a request in proper form as described in this Prospectus.

•Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

•Modify or terminate the exchange privilege after a 60‑day written notice to shareholders.

•Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets in any 90-day period. In such cases, you may incur brokerage costs in converting these securities to cash. The Funds expect that any redemptions in kind will be made with readily marketable securities. However, shareholders who receive a redemption in kind will bear market risk until they sell the securities. For federal income tax purposes, redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash. The redeeming shareholder will generally receive a pro rata share of each security and cash position held by the distributing Fund (e.g., rounding such security positions to the nearest 100 shares or other appropriate rounding lot method), with adjustments for restricted securities, odd lots or fractional shares, or such other method of redemption that addresses any potential for overreaching or other concerns that underlie Section 17 of the Investment Company Act if applicable. The distributing Fund will distribute cash in lieu of securities held in the Fund not amounting to round lots or other securities not distributed pursuant to the adjustments described above.

•Reject any purchase or redemption request that does not contain all required documentation.

If you did not decline telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (normally, 3:00 p.m. Central time).

Telephone trades must be received by or prior to the close of regular trading on the NYSE (normally, 3:00 p.m. Central time). During periods of significant economic or market change, shareholders may encounter higher than usual call waits and telephone transactions may be difficult to complete. Please allow sufficient time to place your telephone transaction. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under “Buying Shares.”

Your broker‑dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker‑dealer or other financial organization for details.

Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent (toll-free) at 1-877-677-9414 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Distributions and Taxes

Distributions

Each Fund makes distributions to its shareholders from the Fund’s net investment income and any realized net capital gain.

Distributions from a Fund’s net investment income are declared and paid monthly. Net capital gain, if any, is generally distributed annually. It is expected that each Fund’s distributions will be primarily distributions of net investment income.

Each share class determines its net investment income and net capital gain distributions in the same manner. However, because Investor Class shares pay Rule 12b‑1 fees, distributions of net investment income paid to Investor Class shareholders will be lower per share than those paid to Institutional Class shareholders.

All of your distributions from a Fund’s net investment income and net capital gain will be reinvested in additional shares of the same class of that Fund unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund.

Taxation

Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. Please consult your tax adviser before investing.

Tax‑Exempt Distributions
The Municipal Bond Funds intend to make distributions of interest earned on qualifying municipal obligations that generate interest that is exempt from the regular federal income tax and the federal AMT. However, each Municipal Bond Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax or the federal AMT for non-corporate shareholders. Income exempt from federal income tax may be subject to state and local income tax. You may also be subject to tax on distributions of any net capital gain made by the Funds. The federal income tax status of all distributions made by a Fund for the preceding year will be reported annually to shareholders.

Taxable Distributions
Taxable distributions from interest earned on securities held by the Funds and distributions of net capital gain are taxable regardless of whether the distributions are received in cash or reinvested in Fund shares, unless you are a tax‑exempt investor or hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or IRA. Distributions of a Fund’s investment company taxable income (which includes dividends, taxable interest, net short‑term capital gain and net gain from foreign currency transactions), if any, generally are taxable to a Fund’s shareholders as ordinary income. Distributions from these Funds may not be subject to federal income tax if you are a tax‑exempt investor or are investing through a tax‑deferred or other tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case you may be subject to federal income tax upon withdrawal of money from such tax‑deferred or other tax-advantaged arrangements. A Fund may be required to withhold federal income tax at a rate set under Section 3406 of the Internal Revenue Code of 1986, as amended (backup withholding) from dividend payments, distributions, and redemption proceeds if you fail to furnish the Fund with your correct Social Security or other applicable taxpayer identification number. You must certify that the number is correct and that you are not subject to backup withholding. The certification is included as part of the share purchase application form.

For a non‑corporate shareholder, distributions of a Fund’s net capital gain (the excess of net long‑term capital gain over net short‑term capital loss) will generally be taxable as long‑term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time that a shareholder has owned Fund shares.

Any distribution declared by a Fund in October, November or December, but paid during January of the following year, is taxable as if received on December 31 of the year such distribution was declared.

If the value of shares is reduced below a shareholder’s cost basis as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a distribution of a Fund’s investment company taxable income or net capital gain should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such distribution may nevertheless be taxable to them.

Certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8% (in addition to regular income tax). The NII tax is imposed on the lesser of (i) a taxpayer’s investment income (which excludes tax‑exempt distributions from the Municipal Bond Funds), net of deductions properly allocable to such income or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions (except for tax‑exempt distributions made by the Municipal Bond Funds) are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in the shareholder’s investment income for purposes of this NII tax.

The federal income tax status of all distributions made by each Fund for the preceding year will be reported to shareholders annually. Distributions made by the Funds (including the Municipal Bond Funds) may also be subject to state and local taxes. Please note that distributions of both investment company taxable income and net capital gain are taxable even if reinvested in additional Fund shares.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption. The amount of the gain or loss and the rate of federal income tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and the length of time that the shares were held by a shareholder. Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as a long‑term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as a short‑term capital gain or loss. Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long‑term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. For shareholders of the Municipal Bond Funds, any loss arising from the sale, exchange or redemption of shares held for six months or less will be disallowed to the extent of any tax‑exempt distributions received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming shares of the same Fund at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly acquired shares to preserve the loss until a future sale, exchange or redemption.

Each Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012, when such shareholders subsequently sell, exchange or redeem those Fund shares. The Funds will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS‑approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

Additional tax information may be found in the SAI. Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

Taxable Investments
Each of the Municipal Bond Funds may invest in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds. These bonds produce income that is taxable for federal income tax purposes, unlike municipal bonds which generally provide income exempt from federal income tax.

If You Are Subject to the Alternative Minimum Tax
Each of the Municipal Bond Funds may invest up to 20% of its net assets in municipal obligations the interest from which is a tax preference item for purposes of the federal AMT for a non-corporate shareholder. If you are subject to the federal AMT, a portion of the Municipal Bond Funds’ distributions to you may not be exempt from federal income tax. If this is the case, the Municipal Bond Funds’ net after‑tax return to you may be lower.

For More Information

You can find more information about the Funds in the following documents:

Statement of Additional Information ("SAI")

The SAI contains details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

The Funds' annual and semi-annual reports and Form N-CSR provide information regarding the Funds' financial reports and portfolio holdings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the Funds' last fiscal year. In Form N-CSR, you will find the Funds' annual and semi-annual financial statements.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-866-442-2473 or by writing to:

The Funds' Prospectus, SAI and the annual and semi-annual reports are also available, free of charge, on the Funds' website at www.bairdfunds.com.

You may write to the SEC's Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC's Public Reference Room and review and copy documents while you are there. For more information about the operation of the SEC's Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
100 F Street
Washington, D.C. 20549-1520
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Funds, such as the Funds' financial statements, are also available on the EDGAR database on the SEC's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

1940 Act File No. 811-09997

BAIRD FUNDS, INC.
Statement of Additional Information

Taxable Bond Funds
Baird Ultra Short Bond Fund	(Institutional Class: BUBIX) (Investor Class: BUBSX)
Baird Short‑Term Bond Fund	(Institutional Class: BSBIX) (Investor Class: BSBSX)
Baird Intermediate Bond Fund	(Institutional Class: BIMIX) (Investor Class: BIMSX)
Baird Aggregate Bond Fund	(Institutional Class: BAGIX) (Investor Class: BAGSX)
Baird Core Plus Bond Fund	(Institutional Class: BCOIX) (Investor Class: BCOSX)
Municipal Bond Funds
Baird Short‑Term Municipal Bond Fund	(Institutional Class: BTMIX) (Investor Class: BTMSX)
Baird Strategic Municipal Bond Fund	(Institutional Class: BSNIX) (Investor Class: BSNSX)
Baird Quality Intermediate Municipal Bond Fund	(Institutional Class: BMBIX) (Investor Class: BMBSX)
Baird Core Intermediate Municipal Bond Fund	(Institutional Class: BMNIX) (Investor Class: BMNSX)
Baird Municipal Bond Fund	(Institutional Class: BMQIX) (Investor Class: BMQSX)

May 1, 2025

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 2025, of the Baird Ultra Short Bond Fund (the “Ultra Short Bond Fund”), the Baird Short‑Term Bond Fund (the “Short‑Term Bond Fund”), the Baird Intermediate Bond Fund (the “Intermediate Bond Fund”), the Baird Aggregate Bond Fund (the “Aggregate Bond Fund”), the Baird Core Plus Bond Fund (the “Core Plus Bond Fund”), the Baird Short‑Term Municipal Bond Fund (the “Short‑Term Municipal Bond Fund”), the Baird Strategic Municipal Bond Fund (the “Strategic Municipal Bond Fund”), the Baird Quality Intermediate Municipal Bond Fund (the “Quality Intermediate Municipal Bond Fund”), the Baird Core Intermediate Municipal Bond Fund (the “Core Intermediate Municipal Bond Fund”) and the Baird Municipal Bond Fund (the “Municipal Bond Fund”) (each a “Fund” and collectively the “Funds”). Each Fund is a series of Baird Funds, Inc. (the “Company”). This SAI contains additional information about principal strategies and risks already described in the Prospectus, as well as descriptions of non‑principal strategies not described in the Prospectus. Copies of the Funds’ Prospectus may be obtained, free of charge by written request via mail (Baird Funds, Inc. c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252), overnight delivery (Baird Funds, Inc. c/o U.S. Bank Global Fund Services, 801 Pennsylvania Avenue, Suite 219252, Kansas City, MO 64105-1307), by calling (toll-free) 1-866-442-2473, or on the Funds’ website at www.bairdfunds.com. You should read this SAI together with the Prospectus and retain it for further reference.

The audited financial statements for the Funds for the year ended December 31, 2024 are incorporated herein by reference to the Funds’ 2024 Annual Report to Shareholders on Form N-CSR. A copy of the Annual Report may be obtained without charge by calling the Funds (toll‑free) at 1‑866‑442-2473.

BAIRD FUNDS, INC.

The Company is an open‑end, diversified management investment company. Each Fund is a series of common stock of the Company, a Wisconsin corporation that was incorporated on June 9, 2000. The Company is authorized to issue shares of common stock in series and classes. Each series of the Company is currently divided into two classes, an Investor Class and an Institutional Class. The Ultra Short Bond Fund, the Short‑Term Bond Fund, the Intermediate Bond Fund, the Aggregate Bond Fund and the Core Plus Bond Fund are collectively referred to herein as the “Taxable Bond Funds.” The Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, the Quality Intermediate Municipal Bond Fund, the Core Intermediate Municipal Bond Fund and the Municipal Bond Fund are collectively referred to herein as the “Municipal Bond Funds.” The Company also offers five equity funds that are described in a separate Prospectus and SAI.

INVESTMENT STRATEGIES AND RISKS

Note on Percentage Limitations. Whenever an investment objective, policy or strategy of a Fund set forth in the Fund’s Prospectus or this SAI states a maximum (or minimum) percentage of the Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment, except with respect to percentage limitations on borrowing and illiquid investments. Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation. As a result, due to market fluctuations, cash inflows or outflows or other factors, a Fund may exceed such percentage limitations from time to time.

Ratings. The ratings of Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”) and other nationally recognized statistical rating organizations represent their opinions as to the quality of debt obligations. Investment grade debt obligations are obligations that are of medium to high quality and are rated in any of the four highest long term rating categories by at least one nationally recognized statistical rating organization (“NRSRO”) (e.g., BBB- or above by S&P, BBB- or above by Fitch or Baa3 or above by Moody’s). It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt obligations with the same maturity, interest rate and rating may have different yields while debt obligations of the same maturity and interest rate with different ratings may have the same yield.

The payment of principal and interest on most debt obligations purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its debt obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt obligations may be materially adversely affected by litigation or other conditions.

Subsequent to its purchase by a Fund, a rated debt obligation may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Robert W. Baird & Co. Incorporated (the “Advisor”) will consider such an event in determining whether a Fund should continue to hold the debt obligation.

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Money Market Instruments. As a non-principal investment strategy (with the exception of the Ultra Short Bond Fund which may invest in money market instruments as part of its principal investment strategy), the Funds may invest from time to time in “money market instruments,” a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes, corporate bonds with remaining maturities of 13 months or less and money market funds.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although a Fund will invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by a Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 20% of the Fund’s net assets at the time of purchase. Each Fund may also make interest bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its net assets.

Investments by a Fund in commercial paper will consist of issues rated at the time A-2 by S&P, Prime-2 by Moody’s or a similar short-term credit rating by another nationally recognized statistical rating organization. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund as previously described.

Each Fund may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. A Fund will invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risk.

Repurchase Agreements. As a non‑principal investment strategy, each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). During the term of the repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the repurchase agreement at not less than 102% of the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. The securities held subject to a repurchase agreement may have stated maturities exceeding one year, provided the repurchase agreement itself matures in less than one year.

The repurchase price under the repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short‑term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held
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by the Funds’ custodian or in the Federal Reserve/Treasury book‑entry system or other authorized securities depository. Repurchase agreements are considered to be loans under the Investment Company Act of 1940, as amended (the “1940 Act”).

Investment Companies and ETFs. As a non-principal investment strategy, each Fund may invest in securities issued by other investment companies, including mutual funds, exchange-traded funds (“ETFs”), closed-end funds, and other affiliated Baird Funds, to the extent permitted by the 1940 Act and the rules and regulations thereunder. Under the 1940 Act, a fund generally may not acquire (1) more than 3% of the voting stock of any one investment company, (2) securities of an investment company with a value in excess of 5% of the fund’s total assets or (3) securities of all investment companies with a value in excess of 10% of the fund’s total assets. A Fund may purchase shares of unaffiliated money market funds, ETFs and other mutual funds, as well as affiliated Baird Funds, in excess of these limits as permitted by the 1940 Act and the “fund of funds” rules promulgated thereunder, including Rule 12d1-4. A Fund may acquire ETFs and other investment companies in excess of these limitations as a means of investing cash temporarily in instruments consistent with the Fund’s investment objective. These other investment companies will generally consist of money market mutual funds as well as mutual funds and ETFs that primarily invest in fixed income securities or are related to a bond related index. Other unaffiliated investment companies may also invest in a Fund in excess of the 3%/5%/10% limits as permitted by the “fund of fund” rules under the 1940 Act, including Rule 12d1-4.  The Company has entered into participation agreements with unaffiliated fund companies, which permit the fund companies to invest in one or more of the Funds in excess of the limits set forth above, subject to various conditions designed to prevent undue influence by the investing fund company and layering of fees in compliance with Rule 12d1-4.

As a shareholder of another investment company, a Fund would bear, along with other shareholders, a pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. To the extent that a Fund invests in other Baird Funds, the Advisor will waive its advisory fee in an amount equal to the advisory fee paid to the Advisor by the other Baird Fund in respect of Fund assets so invested.

ETFs are investment companies that are bought and sold on a securities exchange. Each share of an ETF represents an undivided ownership interest in the portfolio of securities held by the ETF. Index-based ETFs acquire and hold either: (i) shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself; or (ii) shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index. An investment in an ETF generally presents the same primary risks as an investment in a mutual fund, and will have costs and expenses that will be passed on to a Fund, thereby increasing the Fund’s expenses. ETFs are also subject to additional risks including: (i) the market price of an ETF’s shares may trade at a discount to net asset value, causing the ETF to experience greater price volatility; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) the exchange on which an ETF’s shares are listed may deem it appropriate to halt the trading of such shares; (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF shares; (v) there may be legal limitations and other conditions imposed by the SEC on the amount of ETF shares that a Fund may acquire or redeem; and (vi) an ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

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U.S. Government Obligations. As a principal investment strategy, the Taxable Bond Funds, and as a non-principal investment strategy, the Municipal Bond Funds may invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance. The Funds may also invest in other securities issued, sponsored or guaranteed by the U.S. government, its agencies and instrumentalities, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), commonly referred to as “Fannie Mae,” General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation (“FHLMC”), commonly referred to as “Freddie Mac,” Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. For instance, securities issued by GNMA are supported by the full faith and credit of the United States, while securities issued by FNMA and FHLMC are supported only by the discretionary authority of the U.S. government. FNMA and FHLMC were placed into a conservatorship in 2008 at the direction of the Federal Housing Finance Agency, an independent regulator, and remain under conservatorship as of the date of this SAI. See “Mortgage-Backed and Asset-Backed Debt Obligations” below.

Bank Obligations. For purposes of the Funds’ investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. A Fund’s investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest of such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

Illiquid and Restricted Obligations. As a non-principal investment strategy, each Fund may invest up to 15% of its net assets in securities that are illiquid. “Illiquid security” is defined as a security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. These holdings may present a high degree of liquidity risk, which can result in substantial losses if the Fund is forced to sell the illiquid security quickly. A Fund may have difficulty valuing these holdings and may be unable to sell these holdings at the time or price desired. In the event a Fund’s holdings in illiquid securities should exceed 15% of its net assets, the Fund will not purchase additional illiquid securities and will take other appropriate steps under its liquidity risk management program to reduce the percentage of illiquid securities, such as disposing of illiquid assets, and will make notices as required by SEC rules.

Each Fund may also invest in restricted securities. Restricted securities may include Rule 144A securities as well as Section 4(a)(2) commercial paper. Rule 144A securities are restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) commercial paper is a short-term debt instrument issued by a corporation to institutional and other accredited investors in a transaction or series of transactions exempt from registration pursuant
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to Section 4(a)(2) of the 1933 Act. A Fund may treat a Rule 144A security or Section 4(a)(2) commercial paper as liquid if so classified under the Funds’ liquidity risk management program.

Borrowings and Reverse Repurchase Agreements. As a non-principal investment strategy, each Fund may borrow money to the extent allowed (as described below) to meet shareholder redemptions from banks or through reverse repurchase agreements. Any borrowing by a Fund may not remain outstanding for more than 15 business days and may not be made for leveraging purposes. If the securities held by a Fund should decline in value while borrowings are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value suffered by the Fund’s securities. As a result, a Fund’s net asset value may be subject to greater fluctuation until the borrowing is paid off. The Funds have established a line of credit with U.S. Bank, their custodian bank, by which each Fund may borrow money for temporary or emergency purposes. Each Fund may pledge assets to secure bank borrowings, which are limited to 33⅓% of the Fund’s total assets. An unsecured line of credit is available to the Funds for any period during which U.S. Bank is an affiliate of the Funds.

In accordance with Rule 18f-4, the Funds have determined to treat reverse repurchase agreements as borrowings under the 1940 Act and, accordingly will maintain asset coverage for such transactions in accordance with Section 18 of the 1940 Act. At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio debt obligations and agrees to repurchase them at an agreed upon date and price), the Fund may cover the transactions with an offsetting position, or may segregate or “earmark” on the Fund’s records U.S. government debt obligations or other liquid debt obligations having a value equal to or greater than the repurchase price (including accrued interest). The cover must be at least equal to the Fund’s potential exposure from the transaction. Reverse repurchase agreements involve the risks that the interest income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the debt obligations sold by the Fund may decline below the price of the debt obligations it is obligated to repurchase and that the debt obligations may not be returned to the Fund. Reverse repurchase agreements are a form of leverage, which also may increase the volatility of a Fund’s investments.

Defaulted Debt Obligations. As a non‑principal investment strategy, each Fund may hold debt obligations that are in partial or full default. Defaulted debt obligations are considered speculative and are subject to greater risk of loss of income and principal than higher rated securities. A Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. The repayment of defaulted debt obligations is subject to significant uncertainties and, in some cases there may be no recovery of repayment. In any reorganization or liquidation proceeding relating to a defaulted debt obligation, a Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Defaulted debt obligations and any securities received in exchange for defaulted debt obligations may be subject to restrictions on resale.

Equity Securities. As a non‑principal investment strategy, each Fund, other than the Municipal Bond Funds, may invest up to 5% of its net assets in equity securities, including common stocks, preferred stocks, depositary receipts, warrants to purchase common and preferred stocks and securities convertible or exchangeable into common or preferred stocks. Equity securities are susceptible to general stock market fluctuations and volatile changes in value due to market and company-specific factors.

Preferred Stocks. As a non‑principal investment strategy, each Fund, other than the Municipal Bond Funds, may invest in preferred stocks. Each Fund will limit its investments in preferred stock to no more than 5% of its respective net assets. Preferred stocks are securities that represent an ownership interest
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providing the holder with claims on the issuer’s earnings and assets before common stock but after bond owners. Unlike debt obligations, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non‑compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non‑compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

When-Issued Purchases, Delayed Delivery and Forward Commitments. As a principal investment strategy of the Municipal Bond Funds and as a non‑principal investment strategy of the Funds other than the Municipal Bond Funds, the Funds may purchase or sell particular debt obligations with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the debt obligations delivery takes place. When‑issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place. Certain when-issued and forward commitment transactions are treated as derivatives transactions and, as discussed below, are included in the 10% limit on derivatives exposure for purposes of each Fund’s status as a limited derivatives user.

Each Fund will make commitments to purchase debt obligations on a when‑issued basis or to purchase or sell debt obligations on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the debt obligations. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell debt obligations it has committed to purchase before those debt obligations are delivered to the Fund on the settlement date. In these cases, a Fund may realize capital gains or losses.

When a Fund engages in when‑issued, delayed delivery and forward commitment transactions, the Fund relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the debt obligations underlying a when‑issued purchase or a forward commitment to purchase debt obligations, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the debt obligations. A Fund does not earn interest on the debt obligations the Fund has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell debt obligations it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying debt obligations are not reflected in a Fund’s net asset value as long as the commitment remains in effect.

Mortgage-Backed and Asset-Backed Debt Obligations. As a principal investment strategy of the Ultra Short Bond Fund, Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund, Core Plus Bond Fund, and as a non-principal investment strategy of the Municipal Bond Funds, the Funds may purchase residential and commercial mortgage‑backed as well as other asset‑backed debt obligations (collectively called “asset‑backed debt obligations”) that are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as
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GNMA, FNMA, FHLMC, commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These debt obligations represent interests in pools of assets in which periodic payments of interest and/or principal on the debt obligations are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the debt obligations, net of any fees paid to the issuer or guarantor of the debt obligations.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage‑backed debt obligations and among the debt obligations that they issue. Mortgage‑backed debt obligations guaranteed by GNMA, “Ginnie Mae,” include GNMA Mortgage Pass‑Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Maes also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage‑backed debt obligations issued by FNMA, “Fannie Mae,” include FNMA Guaranteed Mortgage Pass‑Through Certificates (also known as “Fannie Maes”) which are guaranteed as to timely payment of principal and interest by Fannie Mae. Mortgage‑backed debt obligations issued by the FHLMC, “Freddie Mac,” include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac entitles the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Macs generally do not entitle the holder to timely payments of principal.

Mortgage-backed debt obligations issued by Fannie Mae and Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, and are not backed by or entitled to the full faith and credit of the U.S. government; rather, these agencies are supported by the right of the issuer to borrow money from the U.S. Treasury.

In 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. As of the date of this SAI, Fannie Mae and Freddie Mac remain under conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that the U.S. government will support these or other government-sponsored agencies in the future and therefore, these U.S. government-sponsored agencies may not have enough funds to meet their payment obligations. While these agencies remain under the conservatorship of the FHFA as of the date of this SAI, long-term, continued operation in government-run conservatorship may not be sustainable.

The average life of a mortgage‑backed instrument may be substantially less than the original maturity of the mortgages underlying the debt obligations as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the debt obligation, will be a function of current market rates and current conditions in the relevant housing and commercial markets. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high‑yielding mortgage‑related debt obligations less potential for growth in value than non‑callable bonds with comparable maturities. In calculating the average weighted maturity of a Fund, the maturity of mortgage‑backed debt obligations will be based on estimates of average life. There can be no assurance that these estimates will be exact.
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Each Fund may purchase mortgage‑backed debt obligations such as collateralized mortgage obligations (“CMOs”). CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage‑backed debt obligations. CMOs are issued in multiple classes and their relative payment rights may be structured in many ways. In many cases, however, payments of principal are applied to the CMO classes in order of their respective sequential expected maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier expected maturity date are paid in full. The classes may include accrual certificates (also known as “Z‑Bonds”), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest‑paying debt obligations. They may also include planned amortization classes (“PACs”) which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes. Prepayments on mortgage‑backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.

The yield characteristics of asset‑backed debt obligations differ from traditional debt obligations. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset‑backed debt obligation is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset‑backed debt obligation is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. Moreover, asset‑backed debt obligations may involve certain risks that are not presented by mortgage‑backed debt obligations arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages).

Asset‑backed debt obligations may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset‑backed debt obligations is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of debt obligations, which could result in a Fund experiencing difficulty in liquidating such debt obligations.

In general, the collateral supporting non‑mortgage asset‑backed debt obligations is of shorter maturity than mortgage loans. Like other fixed‑income debt obligations, when interest rates rise the value of an asset‑backed debt obligation generally will decline; however, when interest rates decline, the value of an asset‑backed debt obligation with prepayment features may not increase as much as that of other fixed‑income debt obligations.

Non‑mortgage asset‑backed debt obligations do not have the benefit of the same debt obligation in the collateral as mortgage‑backed debt obligations. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Most issuers of automobile receivables permit the servicers to retain possession of the underlying receivables. If the servicer were to sell these receivables to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective debt obligation interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the
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receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these debt obligations.

Bank Loans. As part of its non‑principal investment strategies, the Ultra Short Bond Fund may invest in secured and unsecured participations in bank loans (“bank loans”). The Ultra Short Bond Fund’s investments in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which banks or other financial intermediaries make to borrowers, the Ultra Short Bond Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Ultra Short Bond Fund does not receive scheduled interest or principal payments on such indebtedness, its share price could be adversely affected. The Ultra Short Bond Fund may invest in loan participations that are rated by a NRSRO or are unrated, and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which the Ultra Short Bond Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.

Variable Rate Medium Term Notes. As a non‑principal investment strategy, each of the Ultra Short Bond Fund, Short-Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Core Plus Bond Fund may purchase variable rate medium term notes that provide for periodic adjustments in the interest rates. The adjustments in interest rates reflect changes in an index or an applicable money rate. Each of the Municipal Bond Funds may also invest in variable rate instruments as discussed under “Municipal Obligations and Related Investments.”

Stripped Securities. As a non‑principal investment strategy, the Funds, other than the Municipal Bond Funds, may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations. These participations are issued at a discount to their “face value,” and may (particularly in the case of stripped mortgage‑backed securities) exhibit greater price volatility than ordinary debt obligations because of the manner in which their principal and interest are returned to investors.

Bond Index. In an effort to make a Fund’s duration and return comparable to those of its respective bond index, the Advisor will monitor the Fund’s portfolio and market changes. The calculation of a Fund’s duration and average portfolio maturity will be based on certain estimates relating to the duration and maturity of the debt obligations held by the Fund. There can be no assurance that these estimates will be accurate or that the duration or average portfolio maturity of a Fund will always remain within the maximum limits disclosed on its Prospectus. The value of a Fund’s portfolio, as is generally the case with each bond index, can be expected to vary inversely from changes in prevailing interest rates.

Derivatives. The following discussion of options and futures contracts relates to the Funds’ use of derivatives. Rule 18f-4 under the 1940 Act permits mutual funds such as the Funds to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. As of the date of this SAI, each Fund either does not engage in derivatives transactions or qualifies as a “limited derivatives user.” A Fund is considered a “limited derivatives user” if it limits the Fund’s derivatives exposure to no more than 10% of its net assets, calculated in accordance with Rule 18f-4, and adopts written policies and procedures reasonably designed to manage the Fund’s derivatives risks. If a Fund invests in derivatives and does not qualify as a “limited derivatives user,” the Fund must adopt a written derivatives risk management program, adhere to an outer limit on leverage based on value-at-risk (“VaR”) and designate a “derivatives risk manager” who would report directly to the Company’s Board of Directors.
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Options on Securities and Indices. As a non-principal investment strategy, the Funds (other than the Municipal Bond Funds) may purchase and sell put options and call options on securities and indices for speculative purposes. A Fund will purchase and sell (write) options in standardized contracts listed on securities exchanges. A Fund may also purchase and sell (write) over-the-counter (“OTC”) put options and call options.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Purchasing Put and Call Options. Each Fund, other than the Municipal Bond Funds, may purchase put options on portfolio securities or indices. By buying a put, a Fund limits the risk of loss from a decline in the market value of the security or index until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security or index, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by a Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. A call option may also be purchased to increase a Fund’s return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security or index. Prior to its expiration, a purchased put or call option may be sold in a “closing sale transaction” (a sale by a Fund, prior to the exercise of the option that the Fund has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

The aggregate premiums paid for option purchases by a Fund will not exceed 5% of the Fund’s total assets.

Writing Put and Call Options. Each Fund, other than the Municipal Bond Funds, may sell put and call options on securities or indices. Writing options may permit the Funds to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.

A Fund’s obligations under a call option written by the Fund may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or index, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security
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or to permit the writing of a new option containing different terms. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A call option writer, unable to effect a closing purchase transaction, will not be able to sell an underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline during such period.

By writing a call option on a security, a Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. Except to the extent that a written call option on an index is covered by an option on the same index purchased by a Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding.

If a call option on a security is exercised, a Fund may deliver the underlying security held by the Fund or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, a Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

When a Fund writes (sells) options, the Fund is generally required to post collateral with its custodian under an escrow or tri-party agreement for the benefit of its counterparty.

As discussed above, to the extent a Fund invests in options, it will limit its derivatives exposure, including the exposure for written or sold options, to 10% of the Fund’s net assets in accordance with the “limited derivatives user” exception under Rule 18f-4.

Other Risks Associated with Investing in Options. Options may be more volatile than the underlying securities or indices, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. Investing in options is a highly specialized activity that entails greater than ordinary investment risks, including the complete loss of the amount paid as premiums to the writer of the option. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date.

Other risks include (i) an imperfect correlation between the change in market value of the securities or indices a Fund holds and the prices of options relating to the securities or indices purchased or sold by the
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Fund; and (ii) the possible lack of a liquid secondary market for an option. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and a transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The Funds will engage in unlisted OTC options only with broker-dealers deemed creditworthy by the Advisor. Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction. A Fund bears the risk that the broker-dealer will fail to meet its obligations. There is no assurance that a liquid secondary trading market will exist for closing out an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.

Derivatives - Futures Contracts and Related Options. As a principal investment strategy for the Strategic Municipal Bond Fund and as a non-principal investment strategy for the other Funds, each Fund may invest in U.S. Treasury futures contracts. As a non-principal investment strategy, each Fund may purchase or sell futures contracts, or options thereon, including interest rate futures contracts, to manage the portfolio’s duration or interest rate risk, to manage changes resulting from market conditions in the value of the securities held by the Fund, or of securities which the Fund intends to purchase to maintain liquidity, to have fuller exposure to price movements in the respective bond index or to reduce transaction costs. For example, a Fund may enter into transactions involving a bond or stock index futures contract, which is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the securities included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying bonds or stocks in the index is made. A Fund may also purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified fixed income securities.

A bond or stock index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities included. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission (the “CFTC”). Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Each Fund may sell index futures contracts. A Fund may do so either to hedge the value of its portfolio, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, each Fund may purchase index futures contracts. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, each Fund may utilize index futures contracts in anticipation of changes in the composition of their portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings, it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any
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particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio holdings to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge.

Successful use of futures by the Funds is also subject to the Advisor’s ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because the Fund will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

Unlike when the Funds purchase or sell a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, in accordance with the terms of the exchange on which such futures contract is traded, a Fund may be required to deposit with a futures commission merchant (FCM) an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the FCM, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

Risks associated with the use of futures contracts and options on futures include (a) imperfect correlation between the change in market values of the securities held by a Fund and the prices of related futures contracts and options on futures purchased or sold by the Fund; and (b) the possible lack of a liquid secondary market for futures contracts (or related options) and the resulting inability of the Fund to close open futures positions, which could have an adverse impact on the Fund’s ability to hedge.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and
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therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Utilization of futures transactions by a Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The regulation of futures and options in the U.S. is a rapidly changing area of law and is subject to change by governmental or regulatory action. Each Fund’s investments in futures contracts and written or sold options on futures, as discussed above, are subject to a limit on each Fund’s derivatives exposure, which is 10% of its net assets, calculated in accordance with Rule 18f-4.

Each Fund’s commodities transactions, which include futures contracts and related options, must be made for bona fide hedging purposes as defined by the CFTC. In addition, a Fund may invest in commodity interests for other than bona fide hedging purposes if it meets either the 5% trading de minimis test (the “5% Test”) or a test based on the net notional value of the Fund’s commodities transactions (the “Notional Test”). Under the 5% Test, the aggregate initial margin and premiums required to establish positions in commodity futures, commodity options or swaps may not exceed 5% of a Fund’s net asset value. Under the Notional Test, the aggregate net notional value of commodity futures, commodity options or swaps not used solely for bona fide hedging purposes may not exceed 100% of a Fund’s net asset value. The Advisor on behalf of each Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA. Each Fund intends to limit its transactions in futures contracts and related options so that it complies with the 5% Test.

Foreign Securities. As part of their principal investment strategy, the Funds, other than the Municipal Bond Funds, may invest in dollar‑denominated securities of foreign corporations and governments. Such securities may be subject to greater fluctuations in price than securities of domestic corporations and may be subject to foreign withholding taxes. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

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Zero-Coupon Bonds. As a principal investment strategy of the Municipal Bond Funds and as a non‑principal investment strategy of the Funds other than the Municipal Bond Funds, the Funds may invest in zero‑coupon debt obligations. Zero‑coupon obligations have greater price volatility than coupon obligations of the same maturity and will not result in the payment of interest until maturity, provided that a Fund will purchase such zero‑coupon obligations only if the likely relative greater price volatility of such zero‑coupon obligations is not inconsistent with the Fund’s investment objective. Although zero‑coupon securities pay no cash income to holders prior to maturity, accrued interest on these securities must be reported as income to a Fund and distributed to its shareholders on an annual basis. Accordingly, a Fund may be required to dispose of its portfolio investments under disadvantageous circumstances in order to satisfy the distribution requirements applicable to regulated investment companies under the federal tax law. Additional income producing securities may not be able to be purchased with cash used to make such distributions and its current income ultimately may be reduced as a result.

Guaranteed Investment Contracts. As a non‑principal investment strategy, the Funds, except the Municipal Bond Funds, may make limited investments in guaranteed investment contracts (“GICs”) issued by highly rated U.S. insurance companies. A GIC is usually a general account obligation of the issuing insurance company. A Fund will only purchase GICs from issuers which, at the time of purchase, are rated A or higher by Moody’s or S&P, have assets of $1 billion or more and meet quality and credit standards established by the Advisor. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs are considered by the Fund to be subject to the 15% limitation on illiquid investments. Generally, a GIC allows a purchaser to buy an annuity with the money accumulated under the contract; however, a Fund will not purchase any such annuities. Investments in GICs are subject to the risks associated with debt instruments generally, and are specifically subject to the credit risk associated with an investment in the issuing insurance company.

Small Capitalization Companies and Unseasoned Issuers. As a non‑principal investment strategy, the Funds other than the Municipal Bond Funds may invest in small companies. Small companies in which the Funds may invest may have limited product lines, markets, or financial resources, or may be dependent upon a small management group, and their securities may be subject to more abrupt or erratic market movements than larger, more established companies, both because their securities are typically traded in lower volume and because the issuers are typically subject to a greater degree of change in their earnings and prospects.

Cash or Similar Investments; Temporary Strategies. As a non-principal investment strategy, under normal market conditions, each Fund, other than the Ultra Short Bond Fund, may invest up to 20% of its net assets in cash or similar short‑term, investment grade debt obligations such as U.S. government securities, money market funds, repurchase agreements, commercial paper, money market instruments or certificates of deposit. The Ultra Short Bond Fund invests in cash and money market instruments, including money market funds, as part of its principal investment strategy. In limited circumstances, to retain the flexibility to respond promptly to changes in market, economic or political conditions or in the case of unusually large cash inflows or redemptions, the Advisor may invest up to 100% of the total assets of each of the Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Quality Intermediate Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund in cash or similar investments set forth above.

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From time to time, on a temporary defensive basis due to market conditions, the Municipal Bond Funds may hold without any limitation uninvested cash reserves and invest without any limitations in high quality, short-term taxable money market obligations in such proportions as in the opinion of the Advisor, prevailing market or economic conditions warrant. Uninvested cash reserves will not earn income. Under normal market conditions, short-term taxable obligations acquired by a Municipal Bond Fund will not exceed 20% of the Fund’s net assets at the time of purchase.

When a Fund takes a temporary position, the Fund may not achieve its investment objective.

Put Bonds. As a non-principal investment strategy, each of the Municipal Bond Funds may invest in long-term variable and floating rate bonds that may be redeemed or sold back (“put”) to the issuer of the security or a third party prior to their stated maturity (“put bonds”). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. The option to “put” the bond back to the issuer before the stated final maturity can cushion the price decline of the bond in a rising interest rate environment. However, the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security.

Municipal Obligations and Related Investments. Each Fund may invest in municipal obligations and related investments, as described below. A Fund’s cash balances may be invested in short‑term municipal notes and tax‑exempt commercial paper or variable rate demand obligations, as well as municipal bonds with remaining maturities of thirteen months or less and securities issued by other investment companies which invest in high quality, short‑term municipal debt obligations. The value of each Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates.

Municipal obligations which may be acquired by each Fund include debt obligations issued by states, possessions and territories of the U.S., including political subdivisions (such as counties, cities, towns and school and other districts), agencies and authorities thereof. Municipal obligations are issued by such governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities, not-for-profit organizations, businesses and developers. The Funds may invest in municipal obligations that are subject to federal and state income tax. Types of municipal obligations in which a Fund may invest include, but are not limited to, the following:

General Obligation Bonds. General obligation bonds are supported by the issuer’s full faith and credit and taxing authority. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, in some cases the issuer’s authority to levy additional taxes may be limited by its charter or state law.

Revenue Bonds. Revenue bonds are payable solely from specific income or revenues received by the issuer, often from its operation of a governmental enterprise or authority such as an electric or water utility, sewer system, parks, hospitals or other health authority, bus, train, subway, highway, airport or other transportation system, or housing authority. Some revenue bonds may be issued for other public purposes, such as financing the development of an industrial park or commercial district or construction of a new stadium or parking structure. The revenues may consist of specific taxes, assessments, tolls, fees, or other types of municipal revenues. Although issued by municipal authorities, revenue bonds are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by users of the services or owners and operators of the facility financed with the proceeds of the bonds. Bonds or other obligations of housing financing authorities may have various forms of
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security, such as reserve funds, insured or subsidized mortgages and net revenues from projects, but they are not backed by a pledge of the issuer’s credit. The credit quality of revenue bonds is usually related to the credit standing of the enterprise being financed but can, if applicable, be tied to the credit worthiness of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Private Activity Bonds. Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy or to enable a college or university, not-for-profit organization or hospital to construct new or expanded facilities. The municipality would lend the proceeds to the company or other entity, and the company or other entity would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the borrower’s loan payments, and not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The interest on many types of private activity bonds is subject to the federal alternative minimum tax (“AMT”) for a non-corporate shareholder. The Funds may invest in bonds subject to the federal AMT. Each Municipal Bond Fund is limited by its fundamental investment limitation in the amount it can invest in securities that may be subject to federal AMT (see “Investment Objectives and Limitations”).

Anticipation Notes. Anticipation notes are securities issued in anticipation of the receipt of taxes, grants, bond proceeds, or other municipal revenues. These may be in the form of bond anticipation notes, tax anticipation notes, and revenue anticipation notes. For example, many municipalities collect property taxes once a year. Such municipalities may issue tax anticipation notes to fund their operations prior to collecting these taxes. The issuers then repay the tax anticipation notes at the end of their fiscal year, either with collected taxes or proceeds from newly issued notes or bonds. Bond anticipation notes are intended to be refinanced through a subsequent offering of longer term bonds.

Tax Increment Financing Bonds. Tax increment financing bonds are payable from increases in taxes or other revenues attributable to higher valuations on the businesses benefitting from improvements made to a particular area or district financed by the bonds. For example, a municipality may issue these bonds to redevelop a commercial area. The tax increment financing bonds would be payable solely from any increase in sales taxes collected from merchants in the area or in property taxes collected from property owners. The bonds could default if merchants’ sales or owners’ property valuations, and related tax collections, failed to increase as anticipated.

Municipal obligations also include municipal commercial paper and other short-term notes, variable rate demand obligations, industrial revenue bonds, pre-refunded or advance refunding bonds, municipal lease obligations, construction loan notes insured by the Federal Housing Administration and financed by FNMA or GNMA, and participation, trust and partnership interests in any of the foregoing.

Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions. There can be no assurance that the Internal Revenue Service (“IRS”) will agree with a bond counsel’s opinion concluding that interest on a particular obligation is exempt from federal income tax.

Certain of the municipal obligations held by a Fund may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on
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interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors, including credit downgrades, supply, and demand. Each Municipal Bond Fund may, from time to time, invest more than 25% of its assets in municipal obligations covered by insurance policies.

The payment of principal and interest on most debt obligations purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Municipal obligations may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments.) An issuer’s obligations under its municipal obligations are also subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal obligations may be materially adversely affected by litigation or other conditions.

Certain types of municipal obligations (private activity bonds) have been or are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued on behalf of privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Municipal obligations purchased by a Fund may be backed by letters of credit issued by foreign and domestic banks and other financial institutions. Such letters of credit are not necessarily subject to federal deposit insurance and adverse developments in the banking industry could have a negative effect on the credit quality of the Fund’s portfolio debt obligations and its ability to maintain a stable net asset value and share price. Letters of credit issued by foreign banks, like other obligations of foreign banks, may involve certain risks in addition to those of domestic obligations.

Each Fund may purchase put options on municipal obligations. A put gives a Fund the right to sell a municipal obligation at a specified price at any time before a specified date. A put will be sold, transferred or assigned only with the related municipal obligation. A Fund will acquire puts only to enhance liquidity, shorten the maturity of the related municipal debt obligation or permit the Fund to invest its assets at more favorable rates. The aggregate price of a debt obligation subject to a put may be higher than the price which otherwise would be paid for the debt obligation without such an option, thereby increasing the debt obligation’s cost and reducing its yield.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under the Internal Revenue Code of 1986, as amended (the “Code”), interest on certain private activity bonds must be included in a non-corporate investor’s alternative minimum taxable income. The Company cannot, of course, predict what legislation, if any, may be proposed in the future as regards the income tax status of interest on municipal obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations for investment by the Municipal Bond Funds and the liquidity and value of their portfolios. In
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such an event, the Company would reevaluate the Municipal Bond Funds’ investment objectives and policies and consider possible changes in their structure or possible dissolution.

Municipal Lease Obligations. Each Fund may acquire municipal lease obligations that are issued by a state or local government authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality’s credit, and their interest may become taxable if the lease is assigned. If the funds are not appropriated for the following year’s lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to a Fund. Certificates of participation in municipal lease obligations or installment sale contracts entitle the holder to a proportionate interest in the lease‑purchase payments made. The Advisor determines and monitors the liquidity of municipal lease obligations (including certificates of participation) under the Funds’ liquidity risk management program. The Advisor will evaluate the credit quality of such obligations and consider the nature of and the Funds’ trading experience in the municipal lease market. Municipal lease obligations that are not readily marketable and transferable will be treated as illiquid. In making a determination that a municipal lease obligation is liquid, the Advisor may consider, among other things, whether the lease can be canceled, the likelihood that the assets represented by the lease can be sold, the strength of the lessee’s general credit, the likelihood that the municipality will discontinue appropriating funds for the leased property because the property is no longer deemed essential to the operations of the municipality and availability of legal recourse in the event of failure to appropriate.

Stand‑By Commitments. A Fund may acquire “stand‑by commitments” with respect to municipal obligations held in its portfolio. Under a “stand‑by commitment” a dealer agrees to buy from a Fund, at the Fund’s option, specified municipal obligations at a specified price. A “stand‑by commitment” acquired by a Fund may also be referred to in this SAI as a “put” option.

The amount payable to a Fund upon its exercise of a “stand‑by commitment” is normally (i) the Fund’s acquisition cost of the municipal obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the debt obligations; plus (ii) all interest accrued on the debt obligations since the last interest payment date during that period. A stand‑by commitment may be sold, transferred or assigned by the Funds only with the instrument involved.

The Funds expect that “stand‑by commitments” will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a “stand‑by commitment” either separately in cash or by paying a higher price for the portfolio debt obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same debt obligations). The total amount paid in either manner for outstanding “stand‑by commitments” held by a Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after each “stand‑by commitment” is acquired.

Each Fund intends to enter into “stand‑by commitments” only with dealers, banks and broker‑dealers which, in the Advisor’s opinion, present minimal credit risks. A Fund’s reliance upon the credit of these dealers, banks and broker‑dealers is secured by the value of the underlying municipal obligations that are subject to a commitment.

A Fund would acquire “stand‑by commitments” solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a “stand‑by commitment” would not affect the valuation or assumed maturity of the underlying municipal debt obligations, which would
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continue to be valued in accordance with the ordinary method of valuation employed by the Funds. “Stand‑by commitments” acquired by the Funds would be valued at zero in determining net asset value. Where a Fund paid any consideration directly or indirectly for a “stand‑by commitment” its cost would be reflected as unrealized depreciation for the period during which the commitment was held by a Fund.

Variable and Floating Rate Instruments. Municipal obligations purchased by each Fund may include variable and floating rate instruments issued by industrial development authorities and other governmental entities.

With respect to the variable and floating rate instruments that may be acquired by a Fund, the Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument. Variable U.S. government obligations held by a Fund, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

Operational Error Risks. The Funds are subject to operational error risks relating to the services that the Advisor and other third-party service providers provide to the Funds. Examples of operational error risks include, without limitation, communication errors, failures in systems, technologies, processes or controls, or other human errors. The Funds and the Advisor seek to reduce the risk of an operational error through controls and procedures. However, since there are risks that the controls and procedures may not always be followed and that they may be inadequately designed, operational errors can still occur. In addition, the controls and procedures will not prevent operational errors occurring due to unknown or unforeseen circumstances or events.

Other Investment Considerations — Principal Investment Strategies — Ultra Short Bond Fund, Core Plus Bond Fund, Short-Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund

Non-Investment Grade Debt Obligations (High Yield or Junk Bonds). The Ultra Short Bond Fund, Short-Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund may invest up to 10% of their net assets at the time of purchase in non‑investment grade debt obligations, the Municipal Bond Fund may invest up to 15% of its net assets at the time of purchase in non‑investment grade debt obligations, the Core Plus Bond Fund may invest up to 20% of its net assets at the time of purchase in non‑investment grade debt obligations and the Strategic Municipal Bond Fund may invest up to 30% of its net assets at the time of purchase in non‑investment grade debt obligations. While generally offering higher yields than investment grade debt with similar maturities, non‑investment grade debt obligations involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these debt obligations are discussed below.

Effect of Interest Rates and Economic Changes. All interest‑bearing debt obligations typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of non‑investment grade debt obligations tend to reflect individual corporate developments to a greater extent than do higher‑rated debt obligations, which react primarily to fluctuations in the general level of interest rates. Non‑investment grade debt obligations also tend to be more sensitive to economic conditions than are higher‑rated obligations. As a result, they generally involve more credit risks than debt obligations in the higher‑rated categories. During an economic downturn or a sustained period of
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rising interest rates, highly leveraged issuers of non‑investment grade debt obligations may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these debt obligations is significantly greater than issuers of higher‑rated debt obligations because such debt obligations are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a non‑investment grade debt obligation defaulted, the Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these debt obligations and thus in the Funds’ NAV.

Payment Expectations. Non‑investment grade debt obligations typically contain redemption, call or prepayment provisions which permit the issuer of such obligations containing such provisions to redeem the obligations at its discretion. During periods of falling interest rates, issuers of these obligations are likely to redeem or prepay the obligations and refinance them with debt obligations with a lower interest rate. To the extent an issuer is able to refinance the obligations, or otherwise redeem them, the Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund may have to replace the debt obligations with a lower yielding debt obligation, which could result in a lower return for the Funds.

Credit Ratings. Credit ratings issued by credit‑rating agencies evaluate the safety of principal and interest payments of rated debt obligations. They do not, however, evaluate the market value risk of non‑investment grade debt obligations and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the debt obligation. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non‑investment grade debt obligations will be more dependent on the Advisor’s credit analysis than would be the case with investments in investment grade debt obligations. The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. The Advisor continually monitors the Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund’s investments and carefully evaluates whether to dispose of or to retain non‑investment grade debt obligations whose credit ratings or credit quality may have changed.

Liquidity and Valuation. The Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund may have difficulty disposing of certain non‑investment grade debt obligations because there may be a thin trading market for such debt obligations. Because not all dealers maintain markets in all non‑investment grade debt obligations there is no established retail secondary market for many of these debt obligations. The Funds anticipate that such debt obligations could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher‑rated debt obligations. The lack of a liquid secondary market may have an adverse impact on the market price of the debt obligation. The lack of a liquid secondary market for certain debt obligations may also make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing the Funds. Market quotations are generally available on many non‑investment grade debt obligations issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity
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and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of non‑investment grade debt obligations, especially in a thinly traded market.

Portfolio Turnover. The portfolio turnover rate for a Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. The calculation also excludes in-kind transactions, where applicable. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Funds may engage in short-term trading to achieve their respective investment objectives.

Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with attaining the investment objective of a Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short‑term capital gains are realized, distributions attributable to such gains will be taxed to Fund shareholders at ordinary income rates for federal income tax purposes. The table below shows the portfolio turnover rate for each Fund for the last two fiscal years.

Portfolio Turnover Rate During Fiscal Years Ended December 31,
	2024	2023
Ultra Short Bond Fund	90%	105%
Short‑Term Bond Fund	96%	87%
Intermediate Bond Fund	44%	45%
Aggregate Bond Fund	34%	38%
Core Plus Bond Fund	38%	35%
Short‑Term Municipal Bond Fund	42%	40%
Strategic Municipal Bond Fund	34%	50%
Quality Intermediate Municipal Bond Fund	20%	33%
Core Intermediate Municipal Bond Fund	25%	32%
Municipal Bond Fund	47%	58%

INVESTMENT OBJECTIVES AND LIMITATIONS

Investment Objectives

The investment objective of a Fund cannot be changed without shareholder approval, which requires the approval of a “majority of the Fund’s outstanding voting securities,” as defined below.

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Fundamental Investment Limitations

The Funds are subject to the fundamental investment limitations enumerated in this subsection, which may be changed only by a vote of the holders of a majority of the Fund’s outstanding voting securities. A “majority of the outstanding voting securities” of a Fund means the lesser of (1) 67% or more of the shares of common stock of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund.

Each Fund:

1.May not, with respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.May (i) borrow from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments); and (ii) make other investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33⅓% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings). If the amount borrowed at any time exceeds 33⅓% of the Fund’s total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33⅓% of the Fund’s total assets. The Fund may also borrow money from other persons to the extent permitted by applicable laws.

3.May not issue senior securities, except as permitted under the 1940 Act.

4.May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, in connection with the purchase and sale of portfolio securities.

5.May not purchase or sell physical commodities unless acquired as a result of ownership of other securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.May not make loans if, as a result, more than 33⅓% of the Fund’s total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments; or (ii) engaging in repurchase agreements.

7.May not purchase the securities of any issuer if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry; provided, however, that with regard to the Municipal Bond Funds, there is no limitation with respect to instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments.

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8.May not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9.With respect to the Municipal Bond Funds, may not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, except during defensive periods or during unusual market conditions. For purposes of this fundamental policy, municipal obligations that are subject to federal alternative minimum tax are considered taxable.

With respect to Fundamental Investment Limitation No. 2, “any longer permissible period” means any longer period authorized by the SEC in accordance with Section 18(f)(1) of the 1940 Act and “applicable laws” means the 1940 Act, any rule, regulation or exemptive order thereunder or SEC staff interpretation thereof.

Under the 1940 Act, in addition to borrowing from banks, the Funds may borrow from other persons an additional amount not exceeding 5% of its total assets for temporary purposes. The Funds do not intend to borrow from parties other than banks.

With respect to Fundamental Investment Limitation No. 7, the Advisor determines industry classifications for the Funds in accordance with the Global Industry Classification Standards, an industry classification system developed by Morgan Stanley Capital International in collaboration with S&P Dow Jones Indices, or other classification sources maintained and developed by third parties. In the absence of such classification, or if the Advisor determines in good faith based on its own analysis that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Advisor may classify an issuer accordingly. Thus, the composition of an industry may change from time to time. Each Fund may be concentrated in a sector but will not be concentrated in any industry. For purposes of Fundamental Investment Limitation No. 7, investment companies are not considered to be part of any industry and, to the extent a Fund invests its assets in underlying investment companies, 25% or more of the Fund’s total assets may be indirectly exposed to a particular industry or group of industries through its investment in one or more underlying investment companies. With regard to the Municipal Bond Funds, there is no limitation with respect to instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions even though the proceeds from the sale of those instruments by such governmental authorities may be used to fund projects in particular industries.

With respect to Fundamental Investment Limitation No. 8, as it relates to the Municipal Bond Funds, real estate shall include real estate mortgages.

Although the foregoing investment limitations would permit the Municipal Bond Funds to engage in securities lending, the Municipal Bond Funds do not currently intend to lend portfolio securities. Prior to engaging in any such transactions, the Municipal Bond Funds will provide their shareholders with notice and add any additional disclosure to the Prospectus and this SAI as may be required.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund’s assets will not constitute a violation of that restriction. This does not, however, apply to the borrowing policy set forth above.

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Non-Fundamental Investment Limitations

The following are the Funds’ non‑fundamental operating policies, which may be changed by the Company’s Board of Directors (the “Board”) without shareholder approval.

Each Fund may not:

1.Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless the short sale is otherwise conducted in accordance with the current rules of the SEC, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

2.Purchase securities on margin, except that the Fund may obtain such short‑term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3.Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

4.Make any loans, other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) repurchase agreements.

5.Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls.

6.With respect to each of the Ultra Short Bond Fund, Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and the Core Plus Bond Fund, make any change in the Fund’s investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least a 60‑day written notice.

Each Fund’s non‑fundamental investment policies listed above may be changed with the approval of the Board. Unless noted otherwise, if a percentage restriction set forth in a Fund’s Prospectus or this SAI is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or a Fund’s assets will not constitute a violation of that restriction. This does not, however, apply to the borrowing policy set forth above.

For purposes of each Fund’s policy to invest a minimum percentage of its assets in investments suggested by the Fund’s name, “assets” is defined as net assets plus borrowings for investment purposes.

NET ASSET VALUE

Shares of the Funds are sold on a continual basis at the NAV next computed following receipt of an order in proper form by a dealer, the Funds’ distributor, Robert W. Baird & Co. Incorporated (the “Distributor”), or U.S. Bancorp Fund Services, LLC (the “Transfer Agent”). Shares of the Funds may be purchased or redeemed only on days the New York Stock Exchange (“NYSE”) is open.

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The NAV per share for each class of shares of a Fund is determined as of the close of regular trading on the NYSE (normally, 3:00 p.m., Central time), Monday through Friday, except on days the NYSE is not open. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Consistent with industry practice, the NAV per share of a Fund is calculated separately for the Investor Class shares and Institutional Class shares by adding the value of all portfolio securities and other assets per class (including interest or dividends accrued, but not yet collected), subtracting the liabilities, and dividing the result by the number of outstanding shares of that class. The result, rounded to the nearest cent (two decimal places), is the NAV per share. As is the case for all mutual funds, rounding the NAV to the nearest cent (two decimal places) may impact each share Class’s NAV. The results of rounding, including performance results, may be more pronounced when there are large purchases or redemptions from either share Class. When determining NAV, expenses are accrued and applied daily.

The Board has adopted Pricing and Valuation Committee Procedures (“Pricing Procedures”), which specify how a Fund’s investments are to be valued when calculating the Fund’s NAV. Each Fund’s portfolio investments are generally valued at current market value using pricing information provided by a pricing service if the investments have readily available market quotations. The Board has designated the Advisor as the Board’s valuation designee with respect to determining the fair value of Fund investments for which market quotations are not readily available, and for performing other prescribed functions under Rule 2a-5 under the 1940 Act, subject to oversight by the Board. The Advisor has designated its Valuation Committee to be responsible for the implementation of the obligations of the valuation designee under Rule 2a-5 and the Pricing Procedures.

Debt obligations are generally valued using evaluated bid prices provided by a pricing service. To calculate an evaluated price, a pricing service uses various market inputs such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, comparable securities, bids, offers and reference data, as well as market indicators, and issuer, industry and economic events. If a price provided by a pricing service is identified as not being fully evaluated, the price from such pricing service will not be used to value the debt security. Debt obligations purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the debt obligation, the debt obligation is priced at fair value by the Valuation Committee. In prescribed circumstances, such as for new issues of debt obligations or when a pricing service ceases pricing a debt obligation, the Advisor may use other methods to value Fund investments, such as obtaining a valuation from an underwriter or dealer.

Equity securities, including ETFs and closed-end funds, that are listed on a securities exchange or market (except NASDAQ) are generally valued at the last sale price at the close of the primary exchange or market (foreign or domestic). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If, on a particular day, an exchange-listed security does not trade, then the security will be valued at the average of the most recent bid and asked prices. Over-the-counter equity securities for which reliable quotations are available are valued at the last quoted sale price or at the average of the most recent bid and asked prices.

Shares of mutual funds are generally valued at their last calculated NAV. Futures contracts are valued using the primary exchange’s daily quoted closing (settlement) prices. Exchange-traded options are valued at the last reported sale price on the exchange on which the option is primarily traded. Other securities or assets held by a Fund are generally valued using prices quoted by the exchange on which they are traded or using other applicable market quotations.
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If pricing information is not readily available from a pricing service or another permitted source, or if the Advisor deems the pricing information to not represent “fair value” of the investment, the investment will be priced at its “fair value” as determined by the Valuation Committee, subject to the oversight of the Board. In determining fair value of a Fund’s investment, the Valuation Committee applies valuation methods established by the Advisor and takes into account relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. In addition, during periods of market volatility or illiquidity, the prices determined for any individual investment on any given day may vary significantly from the amount that can be obtained in an actual sale of that investment, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

To calculate their NAVs, the Funds typically use evaluated bid prices for debt securities held by the Funds determined as of the same time their respective benchmark indices calculate performance for a given day, generally, 4:00 p.m., Eastern time or, on the day before certain holidays, 1:00 p.m., Eastern time. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE (normally, 4:00 p.m. Eastern time), and at other times, may not be reflected in the calculation of NAV of the Funds.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Fees for Certain Shareholder Services. Broker‑dealers and other financial intermediaries may be paid by the Advisor or the Distributor for advertising, distribution, administrative, sub‑transfer agency or other shareholder services. These payments may be in addition to any amounts paid by the Funds under the distribution and shareholder servicing plan adopted by the Board (see “Distribution Plan,” below). Depending on the terms of the particular account, broker‑dealers and other financial intermediaries also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. The intermediaries are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

Suspension of Redemption Right. Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.

Redemption in Kind. The Company has filed an election pursuant to Rule 18f‑1 under the 1940 Act which provides that, with respect to redemptions which the Company has the right to satisfy in assets other than cash, each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the NAV of the class of shares of the Fund being redeemed, whichever is less, for any one shareholder within a 90‑day period. Any redemption beyond this amount may be made in assets other than cash. If so requested by a redeeming shareholder and subject to the Fund’s approval, redemptions in‑kind may be
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made entirely in securities. For federal income tax purposes, redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash.

Involuntary Redemptions. In addition to the situations described in the Funds’ Prospectus under “General Transaction Policies,” a Fund may redeem shares involuntarily when appropriate under the 1940 Act, such as to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Funds’ Prospectus.

Exchange and Conversion Privileges. By use of the exchange or conversion privileges, shareholders authorize the Transfer Agent to act on exchange or conversion instructions received in writing or by telephone from any person representing himself to be the shareholder, or, in some cases, the shareholder’s registered representative or account representative of record, and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding. The exchange or conversion privileges may be modified or terminated at any time upon notice to shareholders.

With respect to exchanges, shares in the Baird Fund from which the shareholder is withdrawing an investment will be redeemed at the NAV per share next determined on the date of receipt and such redemption will result in a taxable capital gain or loss for federal income tax purposes unless the shares are held by a tax‑exempt investor or are held in a tax‑deferred or other tax-advantaged arrangement such as a 401(k) plan or IRA. Shares of the new Baird Fund into which the shareholder is investing will be purchased at the NAV per share next determined after acceptance of the request by the Fund’s Transfer Agent in accordance with the policies for accepting investments. Conversions will be executed on the basis of the relative NAV of the shares converted. A conversion from shares of one class to shares of a different class within the same Baird Fund is generally not a taxable transaction for federal income tax purposes. Exchanges and conversions of shares will be available only in states where they may legally be made.

Automatic Investment Plan. The Investor Class and Institutional Class shares of each Fund offer an Automatic Investment Plan whereby a shareholder may automatically make purchases of shares of a Fund on a regular, monthly basis ($100 minimum per transaction). Under the Automatic Investment Plan, a shareholder’s designated bank or other financial institution debits a preauthorized amount from the shareholder’s account each month and applies the amount to the purchase of Fund shares. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. No service fee is currently charged by a Fund for participation in the Automatic Investment Plan.

The Automatic Investment Plan permits an investor to use “Dollar Cost Averaging” in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more Fund shares to be purchased during periods of lower Fund share prices and fewer Fund shares to be purchased during periods of higher Fund share prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that Fund shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his Fund shares at a price that is lower than their purchase price.

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Systematic Withdrawal Plan. The Investor Class and Institutional Class of each Fund offer shareholders a Systematic Withdrawal Plan, which allows a shareholder who owns shares of a Fund worth at least $5,000 at current NAV at the time the shareholder initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareholder or as otherwise directed at regular intervals.

In-Kind Payments. Payment for shares of a Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus. For further information about this form of payment, contact the Funds (toll‑free) at 1‑866‑442-2473. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000. You may realize a taxable capital gain or loss on the contributed securities at the time of the in‑kind securities payment.

Individual Retirement Accounts. The Company has a plan (the “Traditional IRA”) available for use by individuals with earned income who wish to use shares of a Fund as a funding medium for individual retirement saving. For contributions made for tax years beginning after December 31, 2019, the Setting Every Community Up for Retirement Enhancement (“SECURE”) Act of 2019 repeals the prohibition on contributions to a traditional IRA by an individual who has attained age 70 ½.

The Company also has available a Roth Individual Retirement Account (the “Roth IRA”) for retirement saving for use by individuals with earned income. For 2025, a single individual with modified adjusted gross income of less than $150,000 may make the full permitted contribution to a Roth IRA (for married couples filing jointly, the 2025 modified adjusted gross income limit for full Roth IRA contributions is $236,000), and contributions may be made even after the Roth IRA owner has attained age 70 ½, as long as the account owner has earned income.

The Company permits certain employers (including self‑employed individuals) to make contributions to employees’ Traditional IRAs if the employer establishes a Simplified Employee Pension (“SEP”) plan.

Savings Incentive Match Plan for Employees of Small Employers (Investor Class Only). The Company also has available a simplified tax‑favored retirement plan for employees of small employers (a “SIMPLE IRA Plan”). If an employer establishes a SIMPLE IRA Plan, contributions under the SIMPLE IRA Plan are made to eligible employees’ SIMPLE Individual Retirement Accounts (“SIMPLE IRAs”). Each eligible employee may choose to defer a percentage of his or her pre‑tax compensation to the employee’s SIMPLE IRA. The employer must generally make an annual matching contribution to the SIMPLE IRA of each eligible employee equal to the employee’s salary reduction contributions, up to a limit of 3% of the employee’s eligible compensation. Alternatively, the employer may make an annual non‑discretionary contribution to the SIMPLE IRA of each eligible employee equal to 2% of each employee’s eligible compensation.

In the SIMPLE IRA Plan and in Traditional and Roth IRAs, distributions of net investment income and net capital gains will be automatically reinvested.

The foregoing brief descriptions are not complete or definitive explanations of the SIMPLE IRA Plan, the Traditional IRA, or the Roth IRA available for investment in the Funds. Any person who wishes to
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establish a retirement plan account may do so by contacting the Funds (toll‑free) at 1‑866‑442-2473. The complete plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation. The Company recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

DESCRIPTION OF SHARES

The Company’s Articles of Incorporation authorize the Board to issue an indefinite number of shares of common stock, $.01 par value per share, which is classified into a total of sixteen series (ten of which are listed below) (each, a “series” or “Fund”). Each series is divided into two classes designated as Investor Class shares and Institutional Class shares (each, a “Class”) and consists of the number of shares set forth next to its Fund name in the table below:

Class of Common Stock	Fund in which Stock Represents Interest	Number of Authorized Shares in Each Series

Investor Class	Ultra Short Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Short‑Term Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Intermediate Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Aggregate Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Core Plus Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Short‑Term Municipal Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Strategic Municipal Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Quality Intermediate Municipal Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Core Intermediate Municipal Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Municipal Bond Fund	Indefinite
Institutional Class		Indefinite

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The remaining series of common stock representing currently outstanding interests in six other investment portfolios of the Company are described in separate SAIs. One of these investment portfolios, the Baird Long-Term Credit Bond Fund, is not currently being offered for sale. The Board may classify or reclassify any particular class of shares into one or more additional series or classes. Each share of common stock of each class is entitled to one vote, and each share is entitled to participate equally in distributions of net investment income and net capital gains by the respective class of shares and in the residual assets of the respective class in the event of liquidation. However, each class of shares bears its own expenses, and the Investor Class has exclusive voting rights on matters pertaining to the distribution and shareholder servicing plan (see “Distribution Plan,” below).

ADDITIONAL INFORMATION CONCERNING TAXES

Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. Please consult your tax adviser before investing.

Each Fund intends to qualify as a regulated investment company under Section 851 of the Code and to distribute its income to shareholders each year so that the Fund itself generally will be relieved of federal income and excise taxes. However, if a Fund were to fail to qualify as a regulated investment company and were unable to obtain relief from such failure: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received dividends from a regular corporation, although corporate shareholders could be eligible for the dividends‑received deduction and non‑corporate shareholders could be eligible for qualified dividend income treatment if available. This double taxation would increase the cost of investing in a Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund.

The Municipal Bond Funds intend to invest substantially all of their assets in qualifying municipal debt obligations, the interest on which is generally exempt from the regular federal income tax and the federal AMT. For a Fund to pay tax-exempt distributions for any taxable year, at least 50% of the aggregate value of its assets at the close of each quarter of its taxable year must consist of municipal obligations that qualify under Section 103(a) of the Code. All or a portion of a tax-exempt distribution declared by the Municipal Bond Funds may consist of income attributable to certain private activity bonds which are treated as preference items and must be taken into account in calculating a non-corporate shareholder’s AMT. Tax-exempt distributions may also be subject to state or local income taxes.

The Municipal Bond Funds are designed to provide investors with current tax‑exempt interest income. The Municipal Bond Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax‑exempt income irrespective of fluctuations in principal. Shares of the Municipal Bond Funds may not be suitable for tax‑exempt institutions, or for retirement plans qualified under Section 401 of the Code, H.R. 10 (Keogh) plans and individual retirement accounts (“IRAs”) because such plans and accounts are generally tax‑exempt or tax‑deferred and, therefore, would gain no additional benefit from the Municipal Bond Funds’ distributions being tax‑exempt, and such distributions ultimately would be taxable to the beneficiaries when distributed to them. In addition, the Municipal Bond Funds may not be an appropriate investment for entities that are “substantial users” of facilities financed by private activity bonds or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non‑exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with
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respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities, or for whom such facilities, or a part thereof, were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale, exchange or redemption of Fund shares paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the entity’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to a Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale, exchange or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Each Fund is required to report to certain shareholders and the IRS the cost basis of shares acquired by such shareholders on or after January 1, 2012 (“covered shares”) when the shareholders sell, exchange or redeem such shares. These requirements do not apply to shares held through a tax‑deferred or other tax-advantaged arrangement, such as a 401(k) plan or an IRA, or to shares held by tax‑exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies. Shares acquired before January 1, 2012 (“non‑covered shares”) are treated as if held in a separate account from covered shares. The Funds are not required to determine or report a shareholder’s cost basis in non‑covered shares and are not responsible for the accuracy or reliability of any information provided for non‑covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions. Cost basis is used to determine whether the sale, exchange or redemption of a share results in a gain or loss. If you sell, exchange or redeem covered shares of a Fund during any year, then the Fund will report the gain/loss, cost basis, and holding period of such shares to the IRS and you on Form 1099.

A cost basis method is the method by which a Fund determines which specific covered shares are deemed to be sold, exchanged or redeemed when a shareholder sells, exchanges or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing net asset values. If a shareholder does not affirmatively elect a cost basis method, a Fund will use the average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold, exchanged or redeemed are deemed to be those with the longest holding period first. Each
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shareholder may elect in writing (and not over the telephone) any alternate IRS‑approved cost basis method to calculate the cost basis in its covered shares. The default cost basis method applied by a Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.

If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Capital Loss Carryovers

To the extent that a Fund realizes future net capital gains, those gains can be offset by any unused capital loss carryovers, to the extent permitted under the Code, which may in turn decrease the amount of taxable distributions made by the Fund. At December 31, 2024, accumulated net realized capital loss carryovers without expiration were:

	Capital Loss Carryover		Year of Expiration
Fund	Short-Term	Long-Term	Short-Term	Long-Term
Ultra Short Bond Fund	$16,970,530	$—	Indefinitely	N/A
Short-Term Bond Fund	190,567,723	188,029,841	Indefinitely	Indefinitely
Intermediate Bond Fund	76,825,218	307,083,742	Indefinitely	Indefinitely
Aggregate Bond Fund	463,720,291	1,568,497,208	Indefinitely	Indefinitely
Core Plus Bond Fund	195,957,966	866,375,714	Indefinitely	Indefinitely
Short-Term Municipal Bond Fund	24,878,322	47,798,542	Indefinitely	Indefinitely
Strategic Municipal Bond Fund	291,240	6,416,423	Indefinitely	Indefinitely
Quality Intermediate Municipal Bond Fund	11,509,416	42,980,420	Indefinitely	Indefinitely
Core Intermediate Municipal Bond Fund	20,330,585	44,712,935	Indefinitely	Indefinitely
Municipal Bond Fund	—	1,021,989	N/A	Indefinitely

If a Fund incurs net capital losses in future taxable years, those losses will be carried forward to one or more subsequent taxable years without expiration until used in their entirety, and the losses will retain their character as either short‑term or long‑term.

MANAGEMENT OF THE COMPANY

Under the laws of the State of Wisconsin, the business and affairs of the Company (including the Funds) are managed under the direction of the Board. The Board is responsible for acting on behalf of the shareholders.

The Company does not normally hold shareholders’ meetings except when required by the 1940 Act or the Wisconsin Business Corporation Law (WBCL). Under the 1940 Act, shareholder meetings are required to vote on director nominees, to approve an investment advisory agreement and to change
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fundamental investment policies. Under the Company’s By‑Laws, the Company is not required to hold an annual meeting in any year in which the 1940 Act does not require a shareholder vote to elect directors, approve the Company’s investment advisory agreement, ratify the independent auditors or approve the Company’s distribution agreement.

Board Leadership Structure

The Board is comprised of five Independent Directors – Darren R. Jackson, Leonard R. (Randy) Johnson, David J. Lubar, Cory L. Nettles, and Marlyn J. Spear, and one Interested Director – Mary Ellen Stanek. Ms. Spear serves as Chair of the Board. The Board has established two standing committees – the Audit Committee and the Nominating Committee. Mr. Jackson, an Independent Director, serves as the Chair of the Audit Committee. Mr. Nettles, an Independent Director, serves as the Chair of the Nominating Committee. The Audit Committee and the Nominating Committee are each comprised entirely of Independent Directors. In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Directors on the Nominating Committee select and nominate all candidates for Independent Director positions.

Each Director was appointed to serve on the Board because of his or her experience, qualifications, attributes and/or skills as set forth in the subsection “Director Qualifications,” below. The Board reviews its leadership structure regularly. The Board believes that its leadership structure is appropriate and effective in light of the size of the Company, the nature of its business and industry practices.

The Board’s role is one of oversight rather than management. The Board’s committee structure assists with this oversight function. The Board’s oversight extends to the Funds’ risk management processes. Those processes are overseen by Fund officers, including the President, Treasurer, Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board on a variety of matters at Board meetings.

The Advisor reports to the Board, on a regular and as‑needed basis, on actual and possible risks affecting the Funds and the Company as a whole. The Advisor reports to the Board on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Funds.

The Board has appointed the CCO who meets quarterly in executive session with the Directors and participates in the Board’s regular meetings. In addition, the CCO presents an annual report to the Board regarding the operation of the Funds’ compliance policies and procedures and those of the Funds’ principal service providers. The CCO, together with the other Fund officers, regularly discusses risk issues affecting the Company during Board meetings. The CCO also provides updates to the Board on the operation of the Funds’ compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or representatives of the Advisor report to the Board in the event any significant risk issues arise in between Board meetings.

Directors and Officers

Directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown in the following table. Each Officer and Director holds the same positions with the Company and each Fund. The following table presents information about each Director of the Company.

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Name, Address and Age (as of 1/1/25)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Independent Directors
Marlyn J. Spear, CFA c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 71	Chair of the Board and Independent Director	Indefinite; Since January 2008	Retired.	15	N/A
Darren R. Jackson c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 60	Independent Director	Indefinite; Since November 2018	Retired.	15	Director of Wolfspeed, Inc., a semiconductor company, since 2016; Director of Fastenal Company, a tool and supply distributor (2012-2020).
Leonard R. (Randy) Johnson c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 65	Independent Director	Indefinite; Since May 2024	Senior Vice President of Investments, Texas Mutual Insurance Company (1995-present).	15	N/A
David J. Lubar 833 E. Michigan Street Suite 1500 Milwaukee, WI 53202 Age: 70	Independent Director	Indefinite; Since November 2021	President and CEO, Lubar & Co. Incorporated, a private investment firm (1983-present).	15	Director of Hallador Energy Company, since 2018.
Cory L. Nettles Generation Growth Capital, Inc. 111 East Kilbourn Ave. Suite 2800 Milwaukee, WI 53202 Age: 54	Independent Director	Indefinite; Since January 2008	Managing Director, Generation Growth Capital, Inc., a private equity fund, since March 2007.	15	Director of Weyco Group, Inc., a men’s footwear distributor, since 2007; Director of Associated Banc‑Corp, since 2013.
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Name, Address and Age (as of 1/1/25)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Interested Director and Officer
Mary Ellen Stanek* c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 68	Interested Director President	Indefinite; Since May 2025 Re-elected by Board annually; Since September 2000.	Chief Investment Officer Emeritus, Baird Advisors, a department of the Advisor (since January 2025); Co-Chief Investment Officer, Baird Advisors (October 2021-January 2025); Chief Investment Officer, Baird Advisors (March 2000-October 2021); Managing Director, the Advisor since March 2000.	15	Director of WEC Energy Group, Inc., an electric generation and distribution and natural gas delivery holding company, since 2012.
*    Ms. Stanek was appointed as an Interested Director effective May 1, 2025. Ms. Stanek is deemed to be an “interested person” of the Company as defined by the 1940 Act due to her positions as a member of the Executive Committee and Board of Directors of the Advisor.

Name, Address and Age (as of 1/1/25)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Charles B. Groeschell 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 71	Vice President	Re‑elected by Board annually; Since January 2010.	Managing Director, the Advisor, and Senior Portfolio Manager, Baird Advisors, a department of the Advisor, since February 2000.
Angela M. Palmer 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 52	Chief Compliance Officer and AML Compliance Officer	Re‑elected by Board annually; Since March 2014.	Chief Compliance Officer, the Advisor, since March 2014; Anti‑Money Laundering Compliance Officer since May 2015; Managing Director, the Advisor, since January 2022; Director, the Advisor (July 2014-December 2021).

Dustin J. Hutter 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 48	Treasurer	Re‑elected by Board annually; Since April 2021.	Senior Business Analyst, the Advisor, since September 2017; Managing Director, the Advisor, since January 2020.
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Name, Address and Age (as of 1/1/25)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Charles M. Weber 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 61	Secretary	Re‑elected by Board annually; Since September 2005.	Deputy General Counsel, the Advisor, since January 2022; Managing Director, the Advisor, since January 2009; Senior Associate General Counsel, the Advisor (January 2013 to December 2021).
Peter J. Hammond 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 61	Vice President	Re‑elected by Board annually; Since August 2012.	Managing Director, the Advisor, since January 2016.
Mandy L. Hess 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 54	Assistant Treasurer	Re-elected by Board annually; Since April 2021.	Senior Vice President, the Advisor, since November 2019.
Andrew D. Ketter 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 50	Assistant Secretary	Re‑elected by Board annually; Since February 2011.	Managing Director, the Advisor, since January 2022; Associate General Counsel, the Advisor, since September 2010; Director, the Advisor (July 2014-December 2021).

Director Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a Director of the Company.

Marlyn J. Spear, CFA. Ms. Spear has served as a Director of the Company since January 2008 and is Chair of the Board. She previously served as Chair of the Audit Committee from 2014 to 2018. Ms. Spear has been designated as an “audit committee financial expert.” She served as Management Trustee of AFL-CIO Housing Investment Trust, a mutual fund complex with one portfolio, from 1995 to 2018 and served as Chief Investment Officer of the Building Trades United Pension Trust Fund from 1989 to 2017. She served as Investment Officer of Northwestern Mutual Financial Network from 1988 to 1989, as Assistant Vice President of Firstar Trust Company from 1978 to 1987 and as Financial Analyst of Harco Holdings, Inc. from 1976 to 1978. Ms. Spear has earned the Chartered Financial Analyst designation. Through her experience as a director and trustee of mutual funds and her business experience, Ms. Spear is experienced with financial, accounting, regulatory and investment matters.

Darren R. Jackson. Mr. Jackson has served as a Director of the Company since November 2018. Mr. Jackson has been designated as an “audit committee financial expert.” Mr. Jackson served as a director and CEO of Advance Auto Parts, Inc. from 2008 to 2016. Prior to that, he served as the Executive Vice President and Chief Financial Officer of Best Buy Co., Inc. and held various senior positions with Nordstrom Full Line Department Stores, Inc. and Carson Pirie Scott & Company. Mr. Jackson began his career at KPMG LLP. Mr. Jackson has previous and current public company directorship experience and also currently serves on the boards of one private company as well as several non-profit organizations. Through his board, accounting and business experience, Mr. Jackson is experienced with audit, financial reporting and business matters.

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Leonard R. (Randy) Johnson. Mr. Johnson has served as a Director of the Company since May 2024. Mr. Johnson qualifies as an “audit committee financial expert.” Mr. Johnson joined Texas Mutual Insurance Company (“TMIC”) in 1995 as the Senior Vice President of Investments. Mr. Johnson’s Investments team is responsible for managing TMIC’s diversified investment portfolio. Mr. Johnson chairs TMIC’s Investment Committee and is a member of its Executive Council. Mr. Johnson has over 40 years of senior level investment, financial and management experience. Prior to joining TMIC, Mr. Johnson was Executive Vice President and Chief Investment Officer at a bank where he was responsible for the Capital Markets division and overall balance sheet management. Mr. Johnson began his career at KPMG LLP. Mr. Johnson is a Certified Public Accountant and a member of the Texas Society of CPAs. Through his investment, financial and management experience, Mr. Johnson is experienced with financial, accounting, and investment matters.

David J. Lubar. Mr. Lubar has served as a Director of the Company since November 2021 and previously served as a Director of the Company in 2018. Mr. Lubar has been designated as an “audit committee financial expert.” He serves as President, CEO and Director of Lubar & Co., a private investment firm. He began his career in 1977 at Norwest Bank (n/k/a Wells Fargo Bank), where he spent six years in commercial and correspondent banking. Mr. Lubar joined Lubar & Co. in 1983. He serves on the board of directors of Hallador Energy Company and Ixonia Bancshares as well as the Milwaukee Brewers and several other private companies. He also serves in many community leadership positions throughout the Milwaukee area. Through his board, investment and business experience, Mr. Lubar is experienced with financial, accounting, regulatory and investment matters.

Cory L. Nettles. Mr. Nettles has served as a Director of the Company since January 2008. He serves as an independent director of Weyco Group, Inc., a men’s footwear distributor, and Associated Banc-Corp. He also serves on the board of directors of American Family Insurance Mutual Holding Company. He previously served as a director of The PrivateBank, a financial institution, from January 2007 to October 2010. Mr. Nettles has served as Managing Director of Generation Growth Capital, Inc., a private equity fund, since 2007. He was Of Counsel at Quarles & Brady LLP, a law firm, from 2005 to 2016. Mr. Nettles served as Secretary of the Wisconsin Department of Commerce from 2003 to 2005. Through his experience with investment funds and public companies, his employment experience and his legal training and practice, Mr. Nettles is experienced with financial, accounting, legal, regulatory and investment matters.

Mary Ellen Stanek. Ms. Stanek has served as a Director of the Company since May 2025. She has more than 46 years of investment management experience. Ms. Stanek is a Managing Director and a member of the Board of Directors and Executive Committee of the Advisor. She was a founder of Baird Advisors, a department of the Advisor, and serves as Baird Advisors’ Chief Investment Officer Emeritus. She previously served as Co-Chief Investment Officer and Chief Investment Officer of Baird Advisors. Additionally, she previously served as President and CEO of Firstar Investment Research & Management Company. Ms. Stanek received her undergraduate degree from Marquette University (Magna Cum Laude, Phi Beta Kappa) and her graduate degree from the University of Wisconsin, Milwaukee. She earned the Chartered Financial Analyst designation in 1983 and is currently a member of the CFA Institute and the CFA Society of Milwaukee. Ms. Stanek brings significant investment industry, portfolio management and business experience to the Board, as well as institutional knowledge about the Company and the Advisor.

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Board Committees

The Board has two standing committees — an Audit Committee and a Nominating Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Company and meets at least semi‑annually. During the fiscal year ended December 31, 2024, the Audit Committee met two times. Darren R. Jackson (Chair), Leonard R. (Randy) Johnson, David J. Lubar, Cory L. Nettles, and Marlyn J. Spear, all of whom are Independent Directors, comprise the Audit Committee.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees to serve as Directors of the Company and meets as often as it deems necessary. During the fiscal year ended December 31, 2024, the Nominating Committee met once. Darren R. Jackson, Leonard R. (Randy) Johnson, David J. Lubar, Cory L. Nettles (Chair), and Marlyn J. Spear, each of whom is an Independent Director, comprise the Nominating Committee. The Nominating Committee will consider properly qualified candidates for the Board submitted by shareholders. Shareholders who wish to recommend a Director nominee may do so by submitting, in writing, the appropriate biographical information about the candidate to the Company’s Secretary or the Chairperson of the Nominating Committee.

Board Compensation

Each Independent Director receives an annual retainer of $200,000, plus $12,000 per Board meeting attended ($6,000 per meeting attended by telephone or other electronic means). In addition, each Director is reimbursed by the Company for travel and other expenses incurred in connection with attendance at such meetings. Committee members do not receive additional compensation for committee meetings attended. Ms. Spear receives an additional $15,000 in annual compensation in recognition of her service as Chair of the Board. Officers of the Funds receive no compensation or expense reimbursement from the Company or the Advisor for serving in such capacity, except that the Advisor pays compensation to Angela M. Palmer for her services as Chief Compliance Officer of the Funds. Neither the Company nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Company or Fund expenses. Pursuant to the Administration Agreement discussed under “Investment Advisory and Other Services” in this SAI, the Advisor assumes and pays all compensation payable to the Directors for overseeing the Funds. For the fiscal year ended December 31, 2024, each Independent Director received an annual retainer of $200,000, plus $12,000 per Board meeting attended, and the Directors received the following compensation from the Funds and other series of the Company:

Name of Director	Aggregate Compensation from Each Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors(1)
Independent Directors
John W. Feldt(2)	$0	$0	$0	$124,000
Darren R. Jackson	$0	$0	$0	$260,000
Leonard R. Johnson(3)	$0	$0	$0	$204,000
David J. Lubar	$0	$0	$0	$260,000
Cory L. Nettles	$0	$0	$0	$260,000
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Name of Director	Aggregate Compensation from Each Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors(1)
Marlyn J. Spear	$0	$0	$0	$275,000
Frederick P. Stratton, Jr.(2)	$0	$0	$0	$124,000
(1)During fiscal 2024, compensation received by the Directors for overseeing the ten Funds discussed in this SAI totaled $183,330 for Marlyn J. Spear, $82,670 each for John W. Feldt and Frederick P. Stratton Jr., $173,330 each for Darren R. Jackson, Cory L. Nettles, and David J. Lubar and $136,000 for Leonard R. Johnson.
(2)Mr. Feldt and Mr. Stratton retired from the Board effective April 30, 2024.
(3)    Mr. Johnson became a Director of the Company on May 1, 2024.

Board Ownership of the Funds

As of December 31, 2024, none of the Independent Directors of the Funds owned securities beneficially or of record in the Advisor, the Distributor or any of their affiliates. As of December 31, 2024, Ms. Stanek was not a Director of the Company and is therefore not listed in the table below. As of December 31, 2024, the Directors beneficially owned the following amounts (by dollar range) in the Fund Complex (Note: the Directors only own Institutional Class shares):

Name of Fund	Darren R. Jackson	Leonard R. Johnson	David J. Lubar	Cory L. Nettles	Marlyn J. Spear

Ultra Short Bond Fund	Over $100,000	Over $100,000	Over $100,000	None	Over $100,000

Short-Term Bond Fund	None	None	Over $100,000	None	Over $100,000

Intermediate Bond Fund	None	Over $100,000	Over $100,000	None	None

Aggregate Bond Fund	None	None	Over $100,000	None	None

Core Plus Bond Fund	None	None	None	None	Over $100,000

Short‑Term Municipal Bond Fund	None	None	Over $100,000	None	Over $100,000

Strategic Municipal Bond Fund	Over $100,000	None	None	None	None

Quality Intermediate Municipal Bond Fund	None	None	None	None	None
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Name of Fund	Darren R. Jackson	Leonard R. Johnson	David J. Lubar	Cory L. Nettles	Marlyn J. Spear

Core Intermediate Municipal Bond Fund	Over $100,000	Over $100,000	Over $100,000	None	None

Municipal Bond Fund	None	None	None	None	None

Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Director in Family of Investment Companies:

	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A control person is one who owns, beneficially or through controlled companies, more than 25% of the voting securities of a Fund or who acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of the management of a Fund. A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a class of a Fund. As of April 1, 2025, the following shareholders are known by the Funds to own of record or to beneficially own 5% or more of the outstanding shares of a class of a Fund:

Ultra Short Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Institutional	46.94%	Record	Fidelity Global Brokerage Group, Inc.	DE
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	Institutional	12.28%	Record	N/A	N/A
JPMorgan Securities LLC For the Exclusive Benefit of Customers Attn: 3rd Floor Mutual Fund Dept. 4 Chase Metrotech Center Brooklyn, NY 11245-0003	Institutional	11.90%	Record	N/A	N/A
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	41.98%	Record	The Charles Schwab Corporation	DE
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Ultra Short Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Investor	39.43%	Record	Fidelity Global Brokerage Group, Inc.	DE
Raymond James Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, FL 33716-1100	Investor	9.13%	Record	N/A	N/A

Short-Term Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Institutional	26.93%	Record	Fidelity Global Brokerage Group, Inc.	DE
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Institutional	12.12%	Record	N/A	N/A
Texas Treasury Safekeeping Trust Company Testif 208 East. 10th Street, Fourth Floor Austin, TX 78701-3014	Institutional	6.87%	Record	N/A	N/A
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Investor	44.71%	Record	Fidelity Global Brokerage Group, Inc.	DE
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	21.83%	Record	N/A	N/A
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Short-Term Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
TIAA Trust, N.A. as CUST/TTEE of Retirement Plans Record kept by TIAA Attn: Fund Operations 8500 Andrew Carnegie Boulevard Charlotte, NC 28262-8500	Investor	11.12%	Record	N/A	N/A
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	Investor	5.22%	Record	N/A	N/A

Intermediate Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Institutional	33.60%	Record	Fidelity Global Brokerage Group, Inc.	DE
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Institutional	15.83%	Record	N/A	N/A
Mac & Co Attn: Mutual Fund Operations 500 Grant Street, Room 151-1010 Pittsburgh, PA 15219-2502	Institutional	6.24%	Record	N/A	N/A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	Institutional	5.76%	Record	N/A	N/A
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	Institutional	5.75%	Record	N/A	N/A
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Investor	57.95%	Record	Fidelity Global Brokerage Group, Inc.	DE
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	26.43%	Record	The Charles Schwab Corporation	DE
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Intermediate Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	Investor	6.29%	Record	N/A	N/A
Ascensus Trust Company P.O. Box 10757 Fargo, ND 58106-0758	Investor	5.02%	Record	N/A	N/A

Aggregate Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Institutional	31.26%	Record	Fidelity Global Brokerage Group, Inc.	DE
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Institutional	20.19%	Record	N/A	N/A
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	Institutional	9.54%	Record	N/A	N/A
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	40.67%	Record	The Charles Schwab Corporation	DE
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Investor	37.31%	Record	Fidelity Global Brokerage Group, Inc.	DE
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	Investor	5.39%	Record	N/A	N/A
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Core Plus Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Institutional	22.90%	Record	N/A	N/A
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Institutional	20.68%	Record	N/A	N/A
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	Institutional	10.39%	Record	N/A	N/A
SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456-9989	Institutional	6.87%	Record	N/A	N/A
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Investor	54.22%	Record	Fidelity Global Brokerage Group, Inc.	DE
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	33.36%	Record	The Charles Schwab Corporation	DE

Short-Term Municipal Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Institutional	37.82%	Record	Fidelity Global Brokerage Group, Inc.	DE
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Institutional	26.12%	Record	The Charles Schwab Corporation	DE
SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456-9989	Institutional	6.63%	Record	N/A	N/A
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Short-Term Municipal Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	Institutional	5.60%	Record	N/A	N/A
Band & Co C/O U.S. Bank NA P.O. Box 1787 Milwaukee, WI 53201-1787	Institutional	5.14%	Record	N/A	N/A
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Investor	24.10%	Record	N/A	N/A
David L. Hatcher & Claudia J. Hatcher c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	19.68%	Beneficial	N/A	N/A
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	16.21%	Record	N/A	N/A
Kevin J. Cassin & Denise M. Cassin TTEES Kevin & Denise Cassin 1999 Rev Trust U/A DTD 12/07/99 c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	10.70%	Beneficial	N/A	N/A

Strategic Municipal Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Institutional	38.55%	Record	The Charles Schwab Corporation	DE
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Institutional	25.97%	Record	Fidelity Global Brokerage Group, Inc.	DE
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Strategic Municipal Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Raymond James Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, FL 33716-1100	Institutional	8.58%	Record	N/A	N/A
Reliance Trust Co P.O. Box 570788 Atlanta, GA 30357-3114	Institutional	5.31%	Record	N/A	N/A
LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations 4707 Executive Drive San Diego, CA 92121-3091	Institutional	5.24%	Record	N/A	N/A
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Investor	72.78%	Record	Fidelity Global Brokerage Group, Inc.	DE
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	16.59%	Record	N/A	N/A

Quality Intermediate Municipal Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Wells Fargo Clearing Services Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street St. Louis, MO 63103-2523	Institutional	30.09%	Record	Wells Fargo Advisors, LLC	DE
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Institutional	22.90%	Record	N/A	N/A
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Institutional	19.24%	Record	N/A	N/A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	Institutional	8.76%	Record	N/A	N/A
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Quality Intermediate Municipal Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	73.31%	Record	The Charles Schwab Corporation	DE
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Investor	19.21%	Record	N/A	N/A

Core Intermediate Municipal Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Institutional	30.52%	Record	The Charles Schwab Corporation	DE
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Institutional	29.75%	Record	Fidelity Global Brokerage Group, Inc.	DE
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	Institutional	8.56%	Record	N/A	N/A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	Institutional	5.92%	Record	N/A	N/A
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Investor	49.47%	Record	Fidelity Global Brokerage Group, Inc.	DE
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	26.36%	Record	The Charles Schwab Corporation	DE
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	Investor	16.82%	Record	N/A	N/A

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Municipal Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Institutional	32.55%	Record	Fidelity Global Brokerage Group, Inc.	DE
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Institutional	31.78%	Record	The Charles Schwab Corporation	DE
LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations 4707 Executive Drive San Diego, CA 92121-3091	Institutional	6.24%	Record	N/A	N/A
Tim Bolton & Dianna K. Bolton JT TEN WROS c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	44.52%	Beneficial	N/A	N/A
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	28.80%	Record	The Charles Schwab Corporation	DE
Douglas Johnson & Christin C. Johnson JT TEN WROS c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	12.17%	Beneficial	N/A	N/A
Janet D. Barland TTEE Janet D. Barland Rev Trust U/A DTD 01/16/13 c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	5.34%	Beneficial	N/A	N/A

As of March 31, 2025, the officers and Directors of the Company did not own any Investor Class shares of any Fund and beneficially owned (as the term is defined in Section 13(d) under the Securities and Exchange Act of 1934, as amended) less than 1% of the outstanding Institutional Class shares of the Ultra Short Bond Fund, Short-Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund, Core Plus Bond Fund, Strategic Municipal Bond Fund, Quality Intermediate Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund and owned 1.28% of the outstanding Institutional Class shares of the Short-Term Municipal Bond Fund.
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PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Fund.

Debt obligations purchased and sold by the Funds are generally traded in the over‑the‑counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of debt obligations purchased from underwriters includes an underwriting commission or concession, and the prices at which debt obligations are purchased from and sold to dealers include a dealer’s mark‑up or mark‑down.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio debt obligations directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be in the Fund’s interests. The Funds may also participate in exchange offers directly with the issuers of securities pursuant to which a Fund will receive new securities and, if applicable, additional compensation in exchange for eligible securities held by the Funds.  For example, the Funds may participate in exchange offers sponsored by Freddie Mac with respect to mortgage-backed securities held by the Funds.  Issuer exchange offers may be subject to risks of settlement delays and counterparty risks, among other risks applicable to the particular security being acquired.

Equity securities are generally bought and sold in brokerage transactions placed on U.S. stock exchanges or in the over‑the‑counter market in exchange for negotiated brokerage commissions. Accordingly, the cost of transactions may vary among different brokers. With respect to over‑the‑counter transactions, the Advisor will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.

The investment advisory agreement between the Company and the Advisor provides that, in executing portfolio transactions and selecting brokers or dealers, the Advisor will seek to obtain the most favorable prices and at reasonable commission rates. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Agreement authorizes the Advisor to cause the Funds to pay commissions for brokerage and research services, a practice commonly referred to as “soft dollars.” The Advisor has adopted a soft dollar policy requiring it to undertake a three‑step analysis to determine whether a research product or service falls within the Section 28(e) safe harbor. First, the Advisor must determine whether the product or service constitutes eligible research services under Section 28(e). Second, the Advisor must determine whether the product or service actually provides lawful and appropriate assistance in the performance of the Advisor’s investment decision‑making responsibilities. Third, the Advisor must make a good faith determination that the amount of the commissions paid by the Funds and other clients of the Advisor is reasonable in light of the value of the research and brokerage products and services provided by the broker‑dealer effecting the transaction.

The types of research services that generally are considered eligible under Section 28(e) and that provide lawful and appropriate assistance to the Advisor in performing its investment decision‑making
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responsibilities may consist of advice, either directly or through publications or writings, as to the value of securities or the advisability of purchasing or selling securities; or analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, as well as political factors and other topics related to securities and financial markets. Typical items that qualify as eligible research include: research reports analyzing the historical or prospective performance of a particular company or stock; discussions with research analysts regarding the advisability of investing in securities; meetings with corporate executives arranged by a broker‑dealer to obtain oral reports on the performance of a company; seminars and conferences to the extent they provide substantive content relating to issuers, industries or securities; portfolio analysis software, financial, trade, industry and investment‑related publications marketed to a narrow audience; and market, economic, political, company‑specific and other data providing substantive content. The research services may be proprietary research offered by the broker or dealer executing a trade or research offered by third parties through the executing broker or dealer. The Advisor does not currently use soft dollars for the Funds. There are no directed brokerage arrangements involving the use of commissions for the Funds in exchange for research services. In considering dealers through which the Advisor will buy or sell fixed income securities for the Funds, the Advisor will select the dealers that provide the best price and execution. However, the Advisor may place a trade for a fixed income debt obligation with a dealer that provides research services to the Advisor so long as the price to be paid by the dealer is not worse than prices provided by other dealers for the same debt obligation.

Supplementary research information so received from broker-dealers or research providers is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to it by the Funds. The Board will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. Research services furnished by firms through which a Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account(s).

Brokerage may not be allocated based on the sale of Fund shares. The Board, including a majority of the Independent Directors, has adopted policies and procedures designed to ensure that the selection of brokers is not influenced by considerations about the sale of Fund shares.

Portfolio debt obligations will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Advisor, or an affiliated person of the Advisor (as such term is defined in the 1940 Act), acting as principal. However, pursuant to SEC rules, the Funds may engage the Advisor or an affiliate of the Advisor to act as broker in connection with purchases or sales of portfolio securities effected on an agency basis. To date, the Funds have not done so. The Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor or an affiliated person is a member, except to the extent permitted by the SEC. The Funds may purchase securities through underwritings in which the Advisor or an affiliate is a participant in accordance with the Funds’ affiliated underwriting procedures, which generally require that the Advisor or the participating affiliate be carved out from any compensation related to an affiliated Fund participation in the offering.

The Advisor manages numerous accounts in addition to the Funds and many of those accounts hold and invest in the same securities as the Funds. The Advisor allocates investment opportunities across the
51

Funds and its other similarly managed accounts so that all such accounts receive fair and equitable treatment over time. In making investment allocations, the Advisor considers the clients’ investment goals and restrictions, uninvested cash, sector and issuer diversification, anticipated cash flows, risk tolerances, portfolio size and other relevant factors.

The Advisor will, when appropriate, aggregate purchases or sales of securities and allocate such trades among multiple client accounts, including the Funds. The Advisor will aggregate orders when it believes it will be advantageous to do so, such as the possibility of obtaining more favorable execution and prices. However, in some instances, bunching an order for a Fund with orders for other client accounts may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund because the Fund’s order is being shared with other accounts. Aggregated orders that can only be partially filled will typically be allocated based on the needs of the clients participating in the aggregated order. Each account participating in an aggregated order will receive the same execution price. The Advisor may conduct a series of transactions in debt obligations with similar characteristics to meet the needs of clients not receiving an allocation in a block transaction.

For the fiscal years ended December 31, 2024, 2023 and 2022, excluding undisclosed dealer commissions or mark‑up/downs, the Funds did not pay any brokerage commissions. If such undisclosed dealer commissions or mark‑up/downs were included, the Funds’ brokerage commissions would be higher.

During the fiscal year ended December 31, 2024, the Funds listed below acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act). Funds not listed did not acquire securities of their regular brokers or dealers during the fiscal year.

Fund	Regular Broker or Dealer (or Parent) Issuer	Value of Securities Owned (as of 12/31/24)*

Ultra Short Bond Fund	JP Morgan Securities LLC	$132,443,569
	Morgan Stanley & Co. LLC	108,142,060
	Barclays Capital Inc.	107,464,418
	Bank of America Securities Inc.	88,125,609
	Nomura Securities International Inc.	53,883,444
	SG Americas Securities LLC	53,559,391
	Deutsche Bank Securities Inc.	52,986,744
	Santander Investment Securities Inc.	51,660,860
	HSBC Securities (USA) Inc.	50,701,470
	Citigroup Global Markets Inc.	49,456,803

Short‑Term Bond Fund	JP Morgan Securities LLC	$175,266,139
	Morgan Stanley & Co. LLC	105,454,738
	Citigroup Global Markets Inc.	81,286,026
	Wells Fargo Securities LLC	76,516,432
	UBS Securities LLC	66,635,508
	SMBC Nikko Securities America Inc.	56,936,958
	SG Americas Securities LLC	56,386,628
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Fund	Regular Broker or Dealer (or Parent) Issuer	Value of Securities Owned (as of 12/31/24)*

Short-Term Bond Fund (continued)	HSBC Securities (USA) Inc.	55,444,437
	Santander Investment Securities Inc.	53,926,174
	Barclays Capital Inc.	53,392,346

Intermediate Bond Fund	JP Morgan Securities LLC	$220,457,987
	Morgan Stanley & Co. LLC	119,569,627
	Citigroup Global Markets Inc.	68,868,107
	Bank of America Securities Inc.	65,049,542
	Goldman Sachs & Co. LLC	59,232,085
	Wells Fargo Securities LLC	51,913,317
	Deutsche Bank Securities Inc.	50,058,101
	UBS Securities LLC	49,990,959
	Santander Investment Securities Inc.	49,283,097
	HSBC Securities (USA) Inc.	47,837,858

Aggregate Bond Fund	JP Morgan Securities LLC	$934,849,771
	Citigroup Global Markets Inc.	421,009,183
	Morgan Stanley & Co. LLC	351,822,011
	UBS Securities LLC	342,121,351
	Goldman Sachs & Co. LLC	291,002,729
	Natwest Markets Securities Inc.	247,804,724
	Deutsche Bank Securities Inc.	245,001,505
	BNP Paribas Securities Corp.	232,357,380
	Santander Investment Securities Inc.	232,235,481
	Wells Fargo Securities LLC	231,376,617

Core Plus Bond Fund	JP Morgan Securities LLC	$635,283,644
	Citigroup Global Markets Inc.	247,066,829
	Benchmark Securities LLC	224,324,399
	Deutsche Bank Securities Inc.	206,670,975
	UBS Securities LLC	202,635,546
	Morgan Stanley & Co. LLC	177,373,814
	Santander Investment Securities Inc.	169,668,768
	Goldman Sachs & Co. LLC	160,249,580
	SMBC Nikko Securities America Inc.	151,845,200
	Barclays Capital Inc.	150,951,078

*All of the securities represent corporate debt obligations of the regular broker-dealer or its affiliate.

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INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Services

Pursuant to an investment advisory agreement, as amended (the “Advisory Agreement”), Robert W. Baird & Co. Incorporated (“Baird”), 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, furnishes continuous investment advisory services and management to the Funds. The Advisor is an investment advisory and brokerage firm formed in the State of Wisconsin on December 29, 1919.

Baird is owned indirectly by its employees through several holding companies. Baird is owned directly by Baird Financial Corporation (“BFC”). BFC is, in turn, owned by Baird Financial Group, Inc. (“BFG”), which is the ultimate parent company of Baird. Employees of Baird own substantially all of the outstanding stock of BFG.

The Advisory Agreement continues in effect from year-to-year, subject to the annual approval by (a) a majority of the Independent Directors, and (b) either by the full Board or by the Fund’s shareholders. The Advisory Agreement terminates in the event of assignment and generally may be terminated by either party if certain conditions are met, without penalty, on a 60‑day notice. Under the terms of the Advisory Agreement, the Advisor supervises the management of the Funds’ investments and business affairs, subject to the supervision of the Board. The Advisor has agreed to pay all expenses incurred by it in connection with its advisory activities. These expenses do not include the cost of securities and other investments purchased or sold for a Fund and do not include brokerage commissions and any other transaction charges. Brokerage commissions and other transaction charges are included in the cost basis of the securities and other investments.

As compensation for its advisory services, the Funds pay to the Advisor a monthly management fee at the annual rate of 0.25% of the average daily NAV of the applicable Fund. The Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of the average daily net assets for the Ultra Short Bond Fund until April 30, 2026. The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors. From time to time, the Advisor may voluntarily waive all or a portion of its management fee for a Fund. For the fiscal years ended December 31, 2024, 2023 and 2022, the Funds paid the following management fees to the Advisor under the Advisory Agreement:

Fiscal Period Ended	Management Fee	Waiver	Management Fee after Waiver

Ultra Short Bond Fund
December 31, 2024	$16,688,997	$(10,013,398)	$6,675,599
December 31, 2023	$14,781,092	$(8,868,655)	$5,912,437
December 31, 2022	$15,231,181	$(9,138,708)	$6,092,473

Short-Term Bond Fund
December 31, 2024	$25,820,871	$0	$25,820,871
December 31, 2023	$22,997,153	$0	$22,997,153
December 31, 2022	$24,967,856	$0	$24,967,856

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Fiscal Period Ended	Management Fee	Waiver	Management Fee after Waiver
Intermediate Bond Fund
December 31, 2024	$24,235,059	$0	$24,235,059
December 31, 2023	$18,761,999	$0	$18,761,999
December 31, 2022	$17,224,963	$0	$17,224,963

Aggregate Bond Fund
December 31, 2024	$117,105,615	$0	$117,105,615
December 31, 2023	$96,884,633	$0	$96,884,633
December 31, 2022	$90,109,491	$0	$90,109,491

Core Plus Bond Fund
December 31, 2024	$78,765,606	$0	$78,765,606
December 31, 2023	$60,844,986	$0	$60,844,986
December 31, 2022	$61,094,787	$0	$61,094,787

Short‑Term Municipal Bond Fund
December 31, 2024	$3,794,472	$0	$3,794,472
December 31, 2023	$4,118,924	$0	$4,118,924
December 31, 2022	$5,186,566	$0	$5,186,566

Strategic Municipal Bond Fund
December 31, 2024	$3,134,492	$0	$3,134,492
December 31, 2023	$1,592,564	$0	$1,592,564
December 31, 2022	$992,440	$0	$992,440

Quality Intermediate Municipal Bond Fund
December 31, 2024	$2,689,735	$0	$2,689,735
December 31, 2023	$2,780,715	$0	$2,780,715
December 31, 2022	$3,328,184	$0	$3,328,184

Core Intermediate Municipal Bond Fund
December 31, 2024	$8,736,098	$0	$8,736,098
December 31, 2023	$6,597,808	$0	$6,597,808
December 31, 2022	$4,999,421	$0	$4,999,421

Municipal Bond Fund
December 31, 2024	$601,833	$0	$601,833
December 31, 2023	$315,073	$0	$315,073
December 31, 2022	$125,520	$0	$125,520

In addition to the Advisory Agreement, the Company, on behalf of the Funds, has entered into an administration agreement (the “Administration Agreement”) with the Advisor. Under the Administration Agreement, the Advisor renders administrative and supervisory services to the Funds. The Advisor
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oversees the maintenance of all books and records with respect to the Funds’ securities transactions. The Advisor also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a‑1 under the 1940 Act. The Advisor is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations. The Company has retained U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) to perform administrative services to the Funds. The Advisor is responsible for paying all fees and expenses of Fund Services. Under the Administration Agreement, the Advisor assumes and pays all expenses of each Fund, excluding management fees, borrowing costs, commissions and other costs directly related to portfolio securities transactions, interest expense and fees and expenses incurred with respect to investments in other investment companies (to the extent such expenses, in the aggregate, do not exceed 0.0049% of a Fund’s net assets) and extraordinary or non‑recurring expenses. Each Fund also pays expenses which it is authorized to pay pursuant to Rule 12b‑1 under the 1940 Act.

Pursuant to the Administration Agreement, the Advisor receives a fee that is paid monthly at an annual rate of 0.05% of the applicable Fund’s average daily net assets. For the fiscal years ended December 31, 2024, 2023 and 2022, the Funds paid the following administration fees to the Advisor under the Administration Agreement:

Administration Fees Paid During Fiscal Periods Ended December 31,
	2024	2023	2022
Ultra Short Bond Fund	$3,337,799	$2,956,218	$3,046,236
Short‑Term Bond Fund	$5,164,174	$4,599,431	$4,993,571
Intermediate Bond Fund	$4,847,012	$3,752,400	$3,444,992
Aggregate Bond Fund	$23,421,123	$19,376,927	$18,021,898
Core Plus Bond Fund	$15,753,121	$12,168,997	$12,218,957
Short‑Term Municipal Bond Fund	$758,894	$823,784	$1,037,313
Strategic Municipal Bond Fund	$626,898	$318,513	$198,488
Quality Intermediate Municipal Bond Fund	$537,947	$556,143	$665,637
Core Intermediate Municipal Bond Fund	$1,747,220	$1,319,562	$999,884
Municipal Bond Fund	$120,367	$63,014	$25,104

The Advisor may act as an investment adviser and administrator to other persons, firms, or corporations (including investment companies), and may have numerous advisory clients in addition to the Funds.

Proxy Voting Policies

The Funds generally do not vote proxies because they invest in bonds and other fixed income debt obligations which are not entitled to vote. In the event a Fund invests in voting securities, the Board has adopted proxy voting policies and procedures that delegate the authority to vote proxies to the Advisor, subject to the supervision of the Board. The Board has authorized the Advisor to retain a third party proxy voting service, such as Institutional Shareholder Services, Inc. (“ISS”), to provide recommendations on proxy votes. The Board has approved the proxy voting policies and procedures of the Advisor for the Funds it manages. The Board monitors the implementation of these policies and procedures to ensure that the Advisor’s voting decisions:

•are consistent with the Advisor’s fiduciary duty to the Funds and their shareholders;
•seek to maximize shareholder return and the value of Fund investments;
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•promote sound corporate governance; and
•are consistent with each Fund’s investment objective and policies.

Each Fund’s proxy voting record for the most recent 12‑month period ended June 30, if applicable, is available without charge, either upon request, by calling toll-free, 1‑866‑442-2473, by accessing the Funds’ website at www.bairdfunds.com, and by accessing the SEC’s website at http://www.sec.gov.

Proxy Voting Policies – Advisor
The Advisor’s proxy voting policies and procedures provide that the Advisor will typically vote proxies in accordance with the recommendations made by the independent proxy voting service, and in the best interest of clients and Fund shareholders. However, because the independent proxy voting service’s guidelines are not exhaustive, do not address all potential voting issues and do not necessarily correspond with the opinions of the portfolio managers, there may be instances where the Advisor may not vote strictly according to the ISS’ guidelines. In such a case, the Advisor submits the matter to its proxy voting committee.

In situations where there is a potential conflict of interest and the independent proxy voting service does not provide a recommendation or there is a proxy challenge, Baird’s Proxy Voting Committee will determine the nature and materiality of the conflict.

•If the conflict is determined to not be material, the Committee will vote the proxy in a manner the Committee believes is in the best interests of the client and without consideration of any benefit to Baird or its affiliates.
•If the potential conflict is determined to be material, Baird’s Proxy Voting Committee will take one of the following steps to address the potential conflict:
(1)cast the vote in accordance with the recommendations of an independent third party, such as ISS;
(2)refer the proxy to the client or to a fiduciary of the client for voting purposes;
(3)suggest that the client engage another party to determine how the proxy should be voted;
(4)if the matter is not addressed by the independent proxy voting service, vote in accordance with management’s recommendation; or
(5)abstain from voting.

Code of Ethics

The Company, the Advisor and the Distributor have adopted a joint written Code of Ethics under Rule 17j‑1 of the 1940 Act. The Code of Ethics governs the personal securities transactions of directors, officers and employees who may have access to current trading information of the Funds. The Code of Ethics permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds, subject to certain restrictions. The Code of Ethics includes pre‑clearance, reporting and other procedures to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Funds.

The Code of Ethics also includes confidentiality and fiduciary provisions applicable to the Directors and officers of the Company. From time to time, Directors of the Company may serve on the board of directors of public companies in which the Funds invest. The Code of Ethics provides that Directors are
57

required to notify the Funds’ CCO before they accept a directorship of a public company, and Directors are required to refrain from discussing such company or sharing any non-public information learned in the Director’s capacity as a director of another company with any personnel of the Company.

Administration

Pursuant to an administration agreement between Fund Services, the Advisor and the Company (the “U.S. Bancorp Administration Agreement”), Fund Services provides administrative personnel and services (including blue‑sky services) to the Company and the Funds. Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as is necessary or beneficial to provide compliance services to the Funds and the Company. All fees and expenses due to Fund Services under the U.S. Bancorp Administration Agreement are paid by the Advisor, not the Funds, pursuant to the Administration Agreement discussed above.

Custodian

U.S. Bank, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian of the Funds’ assets. From time to time, U.S. Bank may be considered an “affiliated person” of the Company for purposes of the 1940 Act as a result of certain of U.S. Bank’s fiduciary accounts for which it has investment authority and/or voting authority collectively acquiring 5% or more of the shares of one or more series of the Company. Under the custody agreement between U.S. Bank and the Funds (the “Custody Agreement”), U.S. Bank has agreed to (i) maintain separate accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of a Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties; and (v) make periodic reports to the Company concerning the Funds’ operations. U.S. Bank may, at its own expense, open and maintain a custody account or accounts on behalf of the Funds with other banks or trust companies, provided that U.S. Bank shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation. U.S. Bank and Fund Services are affiliates. U.S. Bank and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest. All fees and expenses due to U.S. Bank under the Custody Agreement are paid by the Advisor, not the Funds.

Transfer Agent

U.S. Bancorp Fund Services, LLC (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for the Funds under a transfer agent servicing agreement (the “Transfer Agent Servicing Agreement”). As transfer and dividend disbursing agent, Fund Services has agreed to (i) issue and redeem shares of the Funds; (ii) make dividend payments and other distributions to shareholders of the Funds; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds. All fees and expenses due to Fund Services under the Transfer Agent Servicing Agreement are paid by the Advisor, not the Funds.

Fund Accounting

In addition, the Funds have entered into a fund accounting servicing agreement (the “Accounting Agreement”) with Fund Services pursuant to which Fund Services has agreed to maintain the financial
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accounts and records of the Funds in compliance with the 1940 Act and to provide other accounting services to the Funds. For the fiscal years ended December 31, 2024, 2023 and 2022, Fund Services did not receive any fees from the Funds under the Accounting Agreement because Fund Services was paid for its services by the Advisor pursuant to the Administration Agreement between Fund Services and the Advisor, as described under “Fund Administration,” above.

Financial Intermediaries

From time to time, the Advisor or Distributor pay, directly or indirectly, amounts to financial intermediaries that provide transfer agent-type and/or other administrative services relating to the Funds, to their customers, or other persons who beneficially own interests in the Funds (collectively, sub-transfer agent services”) whose shares are held of record in omnibus, networked or other group accounts or accounts traded through registered securities clearing agents. Sub-transfer agent services may include, among other things, sub‑accounting services, transfer agent‑type services, recordkeeping, answering inquiries relating to the Funds, transmitting, on behalf of the Funds, proxy statements, annual reports, updated prospectuses and other communications regarding the Funds, and related services as the Funds or the intermediaries’ customers or such other persons may reasonably request.

PORTFOLIO MANAGERS

Other Accounts Managed by the Portfolio Managers of the Funds

As described in the Prospectus under “The Investment Management Team,” Mary Ellen Stanek, Charles B. Groeschell, Warren D. Pierson, M. Sharon deGuzman, Meghan H. Dean, Jeffrey L. Schrom, Jay E. Schwister, Patrick W. Brown, Andrew J. O’Connell and Abhishek Pulakanti are jointly responsible for the day‑to‑day management of the Ultra Short Bond Fund, Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Core Plus Bond Fund. Duane A. McAllister, Erik R. Schleicher, Lyle J. Fitterer, Joseph J. Czechowicz and Gabe G. Diederich are jointly responsible for the day‑to‑day management of the Short‑Term Municipal Bond Fund, Strategic Municipal Bond Fund, Quality Intermediate Municipal Bond Fund, Core Intermediate Municipal Bond Fund and Municipal Bond Fund. Each Portfolio Manager is jointly responsible for the day‑to‑day management of the other accounts set forth in the following table.

The following provides information regarding other accounts managed by the portfolio managers as of December 31, 2024.

Other Accounts Managed by the Portfolio Managers

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Mary Ellen Stanek
Other Registered Investment Companies	2	$5,626,873	—	$0
Other Pooled Investment Vehicles	—	$0	—	$0
Other Accounts	141	$26,689,309,000	1	$1,313,401,000
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Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Charles B. Groeschell
Other Registered Investment Companies	2	$5,626,873	—	$0
Other Pooled Investment Vehicles	—	$0	—	$0
Other Accounts	141	$26,689,309,000	1	$1,313,401,000

Warren D. Pierson
Other Registered Investment Companies	2	$5,626,873	—	$0
Other Pooled Investment Vehicles	—	$0	—	$0
Other Accounts	141	$26,689,309,000	1	$1,313,401,000

Lyle J. Fitterer
Other Registered Investment Companies	2	$5,626,873	—	$0
Other Pooled Investment Vehicles	—	$0	—	$0
Other Accounts	141	$26,689,309,000	1	$1,313,401,000

M. Sharon deGuzman
Other Registered Investment Companies	2	$5,626,873	—	$0
Other Pooled Investment Vehicles	—	$0	—	$0
Other Accounts	141	$26,689,309,000	1	$1,313,401,000

Duane A. McAllister
Other Registered Investment Companies	2	$5,626,873	—	$0
Other Pooled Investment Vehicles	—	$0	—	$0
Other Accounts	141	$26,689,309,000	1	$1,313,401,000

Erik R. Schleicher
Other Registered Investment Companies	2	$5,626,873	—	$0
Other Pooled Investment Vehicles	—	$0	—	$0
Other Accounts	141	$26,689,309,000	1	$1,313,401,000

Joseph J. Czechowicz
Other Registered Investment Companies	2	$5,626,873	—	$0
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Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Pooled Investment Vehicles	—	$0	—	$0
Other Accounts	141	$26,689,309,000	1	$1,313,401,000

Meghan H. Dean
Other Registered Investment Companies	2	$5,626,873	—	$0
Other Pooled Investment Vehicles	—	$0	—	$0
Other Accounts	141	$26,689,309,000	1	$1,313,401,000

Jeffrey L. Schrom
Other Registered Investment Companies	2	$5,626,873	—	$0
Other Pooled Investment Vehicles	—	$0	—	$0
Other Accounts	141	$26,689,309,000	1	$1,313,401,000

Jay E. Schwister
Other Registered Investment Companies	2	$5,626,873	—	$0
Other Pooled Investment Vehicles	—	$0	—	$0
Other Accounts	141	$26,689,309,000	1	$1,313,401,000

Patrick W. Brown
Other Registered Investment Companies	2	$5,626,873	—	$0
Other Pooled Investment Vehicles	—	$0	—	$0
Other Accounts	141	$26,689,309,000	1	$1,313,401,000

Andy J. O’Connell
Other Registered Investment Companies	2	$5,626,873	—	$0
Other Pooled Investment Vehicles	—	$0	—	$0
Other Accounts	141	$26,689,309,000	1	$1,313,401,000

Abhishek Pulakanti
Other Registered Investment Companies	2	$5,626,873	—	$0
Other Pooled Investment Vehicles	—	$0	—	$0
Other Accounts	141	$26,689,309,000	1	$1,313,401,000

Gabe G. Diederich
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Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$5,626,873	—	$0
Other Pooled Investment Vehicles	—	$0	—	$0
Other Accounts	141	$26,689,309,000	1	$1,313,401,000

The Advisor and its individual portfolio managers advise multiple accounts for numerous clients. In addition to the Funds, these accounts include other mutual funds managed on a subadvisory basis, separate accounts, collective trusts, and a portion of a state 529 education savings plan portfolio. The Advisor manages potential conflicts of interest between a Fund and other types of accounts through trade allocation policies and oversight by the Advisor’s investment management departments and compliance department. Allocation policies are designed to address potential conflicts of interest in situations where two or more Funds and/or other accounts participate in investment transactions involving the same securities.

Compensation of Portfolio Managers

The following is a description of the Advisor’s portfolio manager compensation as of December 31, 2024. The Advisor compensates portfolio managers with a base salary and an annual incentive bonus. A portfolio manager’s base salary is generally a fixed amount based on level of experience and responsibilities. A portfolio manager’s annual incentive bonus is based primarily on the pre‑tax investment performance of the accounts managed by the portfolio manager, including the Funds, and the revenues and overall profitability of the Advisor. A Fund’s performance is measured relative to the performance of the benchmark index listed in the Funds’ prospectus and is measured on a one‑three‑five‑year basis (or such shorter time as the portfolio manager has managed a Fund), as applicable, with greater weight given to long‑term performance.

Portfolio managers may own and may be offered an opportunity to purchase or sell common stock in BFG. Portfolio managers may also own and may be offered an opportunity to purchase or sell shares in private equity offerings sponsored by the Advisor.

Ownership of Fund Shares by Portfolio Managers

As of December 31, 2024, the portfolio managers beneficially owned the following amounts (by dollar range) in the Funds:

Portfolio Manager	Dollar Range of Equity Securities in the:

Ultra Short Bond Fund
Mary Ellen Stanek	Over $1,000,000
Warren D. Pierson	Over $1,000,000
Charles B. Groeschell	$100,001 - $500,000
Jay E. Schwister	Over $1,000,000
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Portfolio Manager	Dollar Range of Equity Securities in the:

Ultra Short Bond Fund
M. Sharon deGuzman	$100,001 - $500,000
Jeffrey L. Schrom	Over $1,000,000
Meghan H. Dean	$100,001 - $500,000
Patrick W. Brown	Over $1,000,000
Andrew J. O’Connell	$100,001 - $500,000
Abhishek Pulakanti	$500,001 - $1,000,000

Portfolio Manager	Dollar Range of Equity Securities in the:

Short-Term Bond Fund
Mary Ellen Stanek	Over $1,000,000
Warren D. Pierson	Over $1,000,000
Charles B. Groeschell	Over $1,000,000
Jay E. Schwister	Over $1,000,000
M. Sharon deGuzman	$100,001 - $500,000
Jeffrey L. Schrom	Over $1,000,000
Meghan H. Dean	$500,001 - $1,000,000
Patrick W. Brown	$100,001 - $500,000
Andrew J. O’Connell	$100,001 - $500,000
Abhishek Pulakanti	$500,001 - $1,000,000

Portfolio Manager	Dollar Range of Equity Securities in the:

Intermediate Bond Fund
Mary Ellen Stanek	Over $1,000,000
Warren D. Pierson	Over $1,000,000
Charles B. Groeschell	Over $1,000,000
Jay E. Schwister	Over $1,000,000
M. Sharon deGuzman	$500,001 - $1,000,000
Jeffrey L. Schrom	$100,001 - $500,000
Meghan H. Dean	$100,001 - $500,000
Patrick W. Brown	$100,001 - $500,000
Andrew J. O’Connell	$50,001 - $100,000
Abhishek Pulakanti	$10,001 - $50,000

Portfolio Manager	Dollar Range of Equity Securities in the:

Aggregate Bond Fund
Mary Ellen Stanek	Over $1,000,000
Warren D. Pierson	Over $1,000,000
Charles B. Groeschell	$100,001 - $500,000
Jay E. Schwister	Over $1,000,000
M. Sharon deGuzman	$500,001 - $1,000,000
Jeffrey L. Schrom	$100,001 - $500,000
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Portfolio Manager	Dollar Range of Equity Securities in the:

Aggregate Bond Fund
Meghan H. Dean	Over $1,000,000
Patrick W. Brown	$500,001 - $1,000,000
Andrew J. O’Connell	$100,001 - $500,000
Abhishek Pulakanti	$50,001 - $100,000

Portfolio Manager	Dollar Range of Equity Securities in the:

Core Plus Bond Fund
Mary Ellen Stanek	Over $1,000,000
Warren D. Pierson	Over $1,000,000
Charles B. Groeschell	Over $1,000,000
Jay E. Schwister	Over $1,000,000
M. Sharon deGuzman	$500,001 - $1,000,000
Jeffrey L. Schrom	Over $1,000,000
Meghan H. Dean	Over $1,000,000
Patrick W. Brown	$100,001 - $500,000
Andrew J. O’Connell	$100,001 - $500,000
Abhishek Pulakanti	$100,001 - $500,000

Portfolio Manager	Dollar Range of Equity Securities in the:

Short-Term Municipal Bond Fund
Duane A. McAllister	Over $1,000,000
Lyle J. Fitterer	Over $1,000,000
Erik R. Schleicher	$100,001 - $500,000
Joseph J. Czechowicz	$100,001 - $500,000
Gabe G. Diederich	$100,001 - $500,000

Portfolio Manager	Dollar Range of Equity Securities in the:

Strategic Municipal Bond Fund
Duane A. McAllister	Over $1,000,000
Lyle J. Fitterer	Over $1,000,000
Erik R. Schleicher	$100,001 - $500,000
Joseph J. Czechowicz	$100,001 - $500,000
Gabe G. Diederich	$500,001 - $1,000,000

Portfolio Manager	Dollar Range of Equity Securities in the:

Quality Intermediate Municipal Bond Fund
Duane A. McAllister	$100,001 - $500,000
Lyle J. Fitterer	$100,001 - $500,000
Erik R. Schleicher	$10,001 - $50,000
Joseph J. Czechowicz	$10,001 - $50,000
Gabe G. Diederich	$10,001 - $50,000
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Portfolio Manager	Dollar Range of Equity Securities in the:

Core Intermediate Municipal Bond Fund
Duane A. McAllister	Over $1,000,000
Lyle J. Fitterer	Over $1,000,000
Erik R. Schleicher	$10,001 - $50,000
Joseph J. Czechowicz	$100,001 - $500,000
Gabe G. Diederich	$500,001 - $1,000,000

Portfolio Manager	Dollar Range of Equity Securities in the:

Municipal Bond Fund
Duane A. McAllister	Over $1,000,000
Lyle J. Fitterer	Over $1,000,000
Erik R. Schleicher	$100,001 - $500,000
Joseph J. Czechowicz	$100,001 - $500,000
Gabe G. Diederich	Over $1,000,000

DISTRIBUTOR

Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, also serves as the principal underwriter and distributor for shares of the Funds pursuant to a Distribution Agreement with the Company dated September 26, 2000, as amended (the “Distribution Agreement”). The Distributor is registered as a broker‑dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”). The offering of the Funds’ shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares. As compensation for its services under the Distribution and Shareholder Servicing Plan (the “Plan”), discussed below, the Distributor may retain all or a portion of the Rule 12b‑1 fees payable under the Plan.

During each of the fiscal years ended December 31, 2024, 2023 and 2022, the Distributor did not receive any net underwriting discounts or commissions on the sale of Fund shares, any compensation on the redemptions or repurchases of Fund shares, or any brokerage commissions from the Funds. The Distributor retained a portion of the Rule 12b‑1 fees, as described below.

DISTRIBUTION PLAN

The Board, including a majority of the Independent Directors, adopted the Plan for the Investor Class shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by a Fund in connection with the distribution of Investor Class shares at an annual rate of 0.25% of the Fund’s average daily NAV attributable to the Investor Class. Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of Investor Class shares of the Fund, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials. To the extent any activity is one which a Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. The
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Plan is a “compensation plan” which means that payments under the Plan are based upon a percentage of average daily net assets attributable to the Investor Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases the Investor Class’s expenses from what they would otherwise be. A Fund may engage in joint distribution activities with other Baird Funds and to the extent the expenses are not allocated to a specific Baird Fund, expenses will be allocated based on the Fund’s net assets.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, and that the Plan may be continued from year‑to‑year only if the Board, including a majority of the Independent Directors, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Amounts Expensed Under the Plan

For the fiscal year ended December 31, 2024, the following amounts were paid by the Funds pursuant to the Plan:

Fund	12b‑1 Payments Paid
Ultra Short Bond Fund	$171,406
Short‑Term Bond Fund	$336,613
Intermediate Bond Fund	$282,322
Aggregate Bond Fund	$2,511,131
Core Plus Bond Fund	$2,895,385
Short‑Term Municipal Bond Fund	$186,576
Strategic Municipal Bond Fund	$170,684
Quality Intermediate Municipal Bond Fund	$141,300
Core Intermediate Municipal Bond Fund	$96,947
Municipal Bond Fund	$24,639

Of the amounts paid, payments were made for the following activities:

Actual Rule 12b‑1 Expenditures Incurred by the Funds During the Fiscal Year Ended December 31, 2024
Fund	Advertising/Marketing	Printing/Postage	Payment to distributor	Payment to dealers(1)	Compensation to sales personnel	Other	Total

Ultra Short Bond Fund	$0	$0	$0	$171,406	$0	$0	$171,406

Short‑Term Bond Fund	$0	$0	$0	$336,613	$0	$0	$336,613

Intermediate Bond Fund	$0	$0	$0	$282,322	$0	$0	$282,322

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Actual Rule 12b‑1 Expenditures Incurred by the Funds During the Fiscal Year Ended December 31, 2024
Fund	Advertising/Marketing	Printing/Postage	Payment to distributor	Payment to dealers(1)	Compensation to sales personnel	Other	Total
Aggregate Bond Fund	$0	$0	$0	$2,511,131	$0	$0	$2,511,131

Core Plus Bond Fund	$0	$0	$0	$2,895,385	$0	$0	$2,895,385

Short‑Term Municipal Bond Fund	$0	$0	$0	$186,576	$0	$0	$186,576

Strategic Municipal Bond Fund	$0	$0	$0	$170,684	$0	$0	$170,684

Quality Intermediate Municipal Bond Fund	$0	$0	$0	$141,300	$0	$0	$141,300

Core Intermediate Municipal Bond Fund	$0	$0	$0	$96,947	$0	$0	$96,947

Municipal Bond Fund	$0	$0	$0	$24,639	$0	$0	$24,639

(1)Includes payments to Baird as a dealer.

Interests of Certain Persons

With the exception of the Advisor, in its capacity as the Funds’ investment advisor and principal underwriter of Fund shares, no “interested person” of a Fund, as defined in the 1940 Act, and no Independent Director of the Company has or had a direct or indirect financial interest in the Plan or any related agreement.

Anticipated Benefits to the Funds

The Plan will continue in effect only if such continuance is approved annually by the Board, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Funds and have no direct or indirect financial interest in the Plan or any related agreements. The Board has determined that the Plan is likely to benefit Investor Class shares by providing an incentive for brokers, dealers and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to Investor Class shareholders. The Board also determined that the Plan is expected to enhance the Funds’ ability to sell Investor Class shares and access important distribution channels.

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Shareholder Servicing and Revenue Sharing Payments

The Advisor or Distributor, out of their own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to broker‑dealers and other financial intermediaries who market and sell shares of the Funds and/or who provide various administrative, sub‑accounting and shareholder services. These payments are in addition to the 12b‑1 fees payable out of Fund assets to firms that sell Investor Class shares. The payments may specifically be made in connection with the inclusion of the Funds in certain programs offered by broker‑dealers or other financial intermediaries, invitations to conferences and seminars held or sponsored by those firms, access to branch offices and sales representatives of those firms and opportunities to make presentations and provide information to them. Payments may be structured as a flat fee, a percentage of net sales or net assets (or a combination thereof) or a fee based on the number of underlying client accounts. The Distributor currently has agreements with the following firms, under which the Advisor or Distributor makes ongoing payments in lieu of, or in addition to, the 12b‑1 fee: American Enterprise Investment Services, Benefit Plans Administrative Services, Benefit Trust Company, Charles Schwab, Edward Jones, Fidelity (National Financial), J.P. Morgan, John Hancock, LPL Financial, Merrill Lynch (Financial Data Services), Morgan Stanley, MSCS Financial Services, National Rural Electric Cooperative, Pershing, PNC, Raymond James, Reliance Trust, T. Rowe, TIAA-CREF, UBS, Vanguard, Voya, and Wells Fargo.

The Advisor may also pay cash or non‑cash compensation to sales representatives of broker‑dealers and other financial intermediaries in the form of occasional gift, meals and entertainment, and pay for exhibit space or sponsorships at regional or national events of broker‑dealers and other financial intermediaries.

Referral Program

As indicated in the Prospectus, the Distributor has a referral program under which it may pay compensation to registered representatives of the Distributor for their efforts in selling Institutional Class shares of the Funds. Such compensation will not exceed 0.0625% per year of the value of the Institutional Class share accounts for which the registered representative is responsible. Such compensation is only paid for referrals of non-ERISA institutional accounts and generally over a five-year period. In addition, registered representatives of the Distributor may receive payments under the Plan with respect to distribution and shareholder services for Investor Class shares of the Funds.

The prospect of receiving, or the receipt of additional payments or other compensation as described above may provide the Distributor’s registered representatives with an incentive to favor sales of shares of the Funds and other mutual funds whose affiliates offer similar compensation over the sale of shares of mutual funds that do not make such payments.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds do not provide or permit others to provide information about the Funds’ portfolio holdings to any third party on a selective basis, except as permitted by the Company’s policy regarding disclosure of portfolio holdings (the “Disclosure Policy”). Pursuant to the Disclosure Policy, the Company or the Advisor may disclose information about the Funds’ portfolio holdings only in the following circumstances:

•Each Fund publicly discloses its portfolio holdings in its semi-annual and annual reports to shareholders, which are filed with the SEC on a semi-annual basis on Form N-CSR and mailed to shareholders approximately two months after the end of the fiscal year and six-month period.
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•The Funds also file a complete schedule of portfolio holdings with the SEC for the first and third quarters of the Funds’ fiscal year on Part F of Form N-PORT. Portfolio holdings included in Part F of Form N-PORT become publicly available on the SEC’s website within 60 days after the end of that fiscal quarter.

•The Funds’ full portfolio holdings as of month-end are posted on the Company’s website within fifteen (15) calendar days after month-end.

•The Funds may also provide portfolio holdings information to various ratings agencies, consultants, broker-dealers, investment advisers, financial intermediaries, investors and others, upon request, so long as such information, at the time it is provided, is posted on the Company’s website or otherwise publicly available.

A Fund may elect to not post its portfolio holdings on the Company’s website as described above if the Fund has a valid business reason for doing so. If a Fund makes such an election, the Fund’s portfolio holdings cannot be selectively disclosed to any person until such information is filed with the SEC or posted to the Company’s website.

In limited circumstances, for the business purposes described below, the Funds’ portfolio holdings may be disclosed to, or known by, certain third parties in advance of being filed with the SEC or their publication on the Company’s website.

•The Advisor may disclose Fund portfolio holdings to the Funds’ service providers (administrator, fund accountant, custodian, transfer agent and independent pricing service) in connection with the fulfillment of their duties to the Funds. These service providers are required by contract with the Funds to keep such information confidential and not use it for any purpose other than the purpose for which the information was disclosed.

•The Advisor may disclose Fund portfolio holdings to its vendors (including, without limitation, portfolio accounting system, proxy voting services, pricing services, attribution and analytics systems) in connection with the fulfillment of its duties to the Funds. These service providers are required by contract with the Advisor to keep such information confidential and not use it for any purpose other than the purpose for which the information was disclosed.

•The Advisor may disclose Fund portfolio holdings to persons who owe a fiduciary duty or other duty of trust or confidence to the Funds, such as the Funds’ legal counsel and independent registered public accounting firm.

•Disclosure of portfolio holdings as of a particular date may be made in response to inquiries from consultants, prospective clients or other persons, provided that the recipient signs a confidentiality agreement prohibiting disclosure and misuse of the holdings information.

The Company is prohibited from entering into any other arrangements with third parties to disclose information regarding the Funds’ portfolio securities without (1) prior approval of the Advisor’s legal and compliance departments; and (2) the execution of a confidentiality agreement by the third parties. No
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compensation or other consideration may be received by the Funds or the Advisor in connection with the disclosure of portfolio holdings in accordance with this policy.

The Board has delegated to the CCO the responsibility to monitor the foregoing policy and to address any violations thereof. The CCO reports to the Board and the Board reviews any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of Fund shareholders and those of the Advisor or any other Fund affiliate.

ANTI‑MONEY LAUNDERING PROGRAM

The Company has established an Anti‑Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”). In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, the designation of an anti‑money laundering compliance officer, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti‑money laundering procedures that require the reporting of suspicious and/or fraudulent activity, verifying the identity and beneficial owners, if applicable, of the new shareholders, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and undertaking a complete and thorough review of all new account applications. The Company will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified.

Pursuant to the USA PATRIOT Act and the Program, a Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or a Fund may be required to transfer the account or proceeds of the account to a governmental agency.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Cohen & Company, Ltd. (“Cohen & Co”), 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, has been selected as independent registered public accounting firm of the Funds. Cohen & Co audits and reports on the Funds' annual financial statements, reviews certain regulatory reports, and performs other auditing services for the Funds when engaged to do so. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., reviews the Fund's federal income tax returns and performs other tax services for the Funds when engaged to do so.

The audited financial statements for the Funds for the fiscal year ended December 31, 2024, together with the report of Cohen & Co, independent registered public accounting firm, that appear in the Funds’ Annual Report to Shareholders on Form N-CSR for the fiscal year ended December 31, 2024 are incorporated herein by reference.

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COUNSEL

Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as legal counsel to the Company and to the Independent Directors, and has passed upon the legality of the shares offered by the Funds.

PERFORMANCE

From time to time, the yield and total return of Investor Class shares and Institutional Class shares of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders. Performance information is generally available by calling the Funds (toll‑free) at 1‑866‑442-2473.
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APPENDIX A - RATINGS DEFINITIONS

S&P Global Ratings Issue Credit Rating Definitions

An S&P Global Ratings (“S&P”) issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. A long-term issue credit rating is typically assigned to an obligation with an original maturity of greater than 365 days. However, the ratings assigned to certain instruments may diverge from these guidelines based on market practices.

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. S&P may also assign qualifiers to ratings when appropriate. These qualifiers limit the scope of a rating. A qualifier appears as a suffix and is part of the rating.

S&P’s Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D
A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed debt restructuring.

S&P’s Municipal Short-Term Note Ratings

An S&P U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

•Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P’s municipal short-term note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

D
‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

S&P’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

•Likelihood of payment - the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;
•Nature and provisions of the financial obligation and the promise S&P imputes; and
•Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D
An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

NR	This indicates that a rating has not been assigned or is no longer assigned.

*The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc.’s (“Moody’s”) Credit Rating Definitions

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s Short-Term Obligation Ratings

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

Prime Scale
P-1	Ratings of Prime-1 reflect a superior ability to repay short-term obligations.
P-2	Ratings of Prime-2 reflect a strong ability to repay short-term obligations.
P-3	Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.
NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

The global short-term Prime rating scale (the “Prime Scale”), immediately above, is used for commercial paper issued by U.S. Municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity. For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below.

Moody’s U.S. Municipal Short-Term Obligation Ratings

The MIG scale is used for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Demand Obligation Ratings

For variable rate demand obligations (VRDOs), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

For VRDOs, Moody’s typically assigns a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR.”

VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.
SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

Moody’s Long-Term Obligation Ratings

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are judged to be of upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Fitch’s National Credit Ratings

National scale ratings express creditworthiness across the full range of the credit rating scale, using similar symbols to those used for international ratings. However, to assure differentiation between the two scales, a two- or three-letter suffix (the ISO international country code) is appended to the national rating to reflect the specific nature of the national scale to the country concerned. For ease of reference, Fitch uses the suffix of (xxx) to indicate a national rating.

Fitch’s National Short-Term Credit Ratings

F1(xxx)*
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country or monetary union. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)	Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
B(xxx)	Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
C(xxx)	Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
RD(xxx)	Restricted default: Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
D(xxx)	Indicates a broad-based default event for an entity, or the default of a short-term obligation.

*Note: A “+” may be appended to the ‘F1(xxx)’ Short-Term National Rating category to denote relative status within the category.

Fitch’s National Long-Term Credit Ratings*

AAA(xxx)
Denotes the highest rating assigned by the agency in its National Ratings scale for that country. This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country or monetary union.

AA(xxx)
Denotes expectations of a very low level of default risk relative to other issuers or obligations in the same country or monetary union. The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)	Denotes expectations of a low level of default risk relative to other issuers or obligations in the same country or monetary union.

BBB(xxx)	Denotes a moderate level of default risk relative to other issuers or obligations in the same country or monetary union.
BB(xxx)	Denotes an elevated default risk relative to other issuers or obligations in the same country or monetary union.
B(xxx)	Denotes a significantly elevated level of default risk relative to other issuers or obligations in the same country or monetary union.
CCC(xxx)	Denotes a very high level of default risk relative to other issuers or obligations in the same country or monetary union.
CC(xxx)	Denotes the level of default risk is among the highest relative to other issuers or obligations in the same country or monetary union.
C(xxx)	A default or default-like process has begun.
RD(xxx)
Restricted default: ‘RD’ ratings indicate an issuer that, in Fitch Ratings’ opinion, has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.

D(xxx)	Denotes an issuer that has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

*Note: “+” or “-” may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category or to categories below ‘CCC(xxx).’

Prospectus – Baird Funds

May 1, 2025

Baird Mid Cap Growth Fund
(Investor Class: BMDSX)
(Institutional Class: BMDIX)

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
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Summary Section

Baird Mid Cap Growth Fund

Investment Objective
The investment objective of the Baird Mid Cap Growth Fund (the “Fund”) is to provide long-term growth of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	1.06%	0.81%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
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	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$108	$337	$585	$1,294
Institutional Class Shares	$83	$259	$450	$1,002

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of U.S. and foreign mid-capitalization companies, principally common stocks and American Depositary Receipts (“ADRs”) that are traded on major U.S. exchanges. Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies. The Fund defines mid-capitalization companies as those companies with a market capitalization within the range of companies in the Russell Midcap® Growth Index at the time of investment.

When analyzing equity securities to be purchased by the Fund, Robert W. Baird & Co. Incorporated (the “Advisor”) emphasizes a company’s growth prospects. The Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return while controlling risk.

The Fund seeks a portfolio comprised of companies which reflect “PRIME” growth factors. These factors are analyzed as part of the Advisor’s investment process and are represented in the following ways:

•Durable Profitability. Companies with advantaged competitive positions have greater potential to generate attractive and increasing margins, and high returns.

•Sustainable Revenue Growth. Solid barriers to entry, favorable pricing power and an effective strategy can support top-line prospects, and superior earnings growth.

•Favorable Industry dynamics. The Advisor leverages their intellectual capital by identifying favorable end market demand, making investment across sectors.
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•Strong Management. A critical element of a high-quality company. The Advisor seeks governance practices promoting integrity, accountability, and shareholder alignment. Growth, profitability, and balance sheet strength provide insight into effective management.

•Market Expectations. Important in assessing risk/return opportunities and portfolio capital allocation. Strengthening fundamental trends can expand valuation potential.

The Advisor believes an analysis of these PRIME factors yields insights to the competitive strength of a business model.

The Advisor applies the following strategies when purchasing securities for the Fund’s portfolio:

•Typically holding the securities of fewer than 60 companies with exposure to at least 20 industries.

•Seeking securities whose growth prospects, in the Advisor’s opinion, are not reflected in their current stock prices.

•Limiting the size of any one new position. No security will represent more than 5% of the Fund’s total assets at the time of purchase.

The Advisor may sell a security due to achievement of valuation targets, significant change in the initial investment premise or fundamental deterioration.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.

Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style. Growth stocks are often characterized by high
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price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Mid-Capitalization Risks
Mid-capitalization stocks are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Economic Sector Risks
The Fund may invest a higher percentage of its total assets in one or more economic sectors, which may involve being overweight in those sectors relative to the Fund’s benchmark index. Adverse conditions impacting those sectors may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight or not invested in certain sectors relative to the Fund’s benchmark index. Should those sectors experience outperformance, the Fund may underperform relative to the benchmark index.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and
4

ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Russell Midcap® Growth Index, the Fund’s benchmark, and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll-free) at 1-866-442-2473.

5

Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2020	29.44%
Worst quarter:	1st quarter 2020	-19.30%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	10 Years	Since Inception 12/29/00
Institutional Class
Return Before Taxes	-0.90%	7.32%	9.43%	8.02%
Return After Taxes on Distributions	-1.78%	5.66%	8.17%	7.14%
Return After Taxes on Distributions and Sale of Fund Shares	0.17%	5.72%	7.60%	6.72%
Investor Class
Return Before Taxes	-1.17%	7.02%	9.14%	7.76%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	8.53%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	22.10%	11.47%	11.54%	8.45%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

6

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Charles F. Severson, CFA	2000	Senior Portfolio Manager for Baird Equity Asset Management, a department of the Advisor, and Managing Director of the Advisor
Kenneth M. Hemauer, CFA	2010	Senior Portfolio Manager for Baird Equity Asset Management and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 39.
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Baird Small/Mid Cap Growth Fund

Investment Objective
The investment objective of the Baird Small/Mid Cap Growth Fund (the “Fund”) is to provide long-term growth of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.18%	0.18%
Total Annual Fund Operating Expenses	1.18%	0.93%
Less: Fee Waiver/Expense Reimbursement(1)	-0.08%	-0.08%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.10%	0.85%
(1)Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.10% of average daily net assets for the Investor Class shares and 0.85% of average daily net assets for the Institutional Class shares. The Advisor’s expense reimbursement agreement includes fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies (to the extent, in the aggregate, such expenses exceed 0.0049% of the Fund’s average daily net assets) and interest expense, but excludes taxes, brokerage commissions and extraordinary expenses. If such excluded expenses were incurred, Fund expenses would be higher. The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred, provided that the aggregate amount actually paid by the Fund toward the operating expenses in any month (taking into account the recoupment) will not cause the Fund to exceed the lesser of: (1) the expense cap in place at the time of the fee waiver and/or expense reimbursement; or (2) the expense cap in place at the time of the recoupment. The agreement will continue in effect at least through April 30, 2026 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.

8

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the fee waiver/expense reimbursement arrangement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$112	$367	$641	$1,425
Institutional Class Shares	$87	$288	$507	$1,136

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of U.S. and foreign small- and mid-capitalization companies, principally common stocks and American Depositary Receipts (“ADRs”) that are traded on major U.S. exchanges. Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies. The Fund defines small- and mid-capitalization companies as those companies with a market capitalization within the range of companies in the Russell 2500® Growth Index at the time of investment.

When analyzing equity securities to be purchased by the Fund, the Advisor emphasizes a company’s growth prospects. The Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return while controlling risk.

9

The Fund seeks a portfolio comprised of companies which reflect “PRIME” growth factors. These factors are analyzed as part of the Advisor’s investment process and are represented in the following ways:

•Durable Profitability. Companies with advantaged competitive positions have greater potential to generate attractive and increasing margins, and high returns.

•Sustainable Revenue Growth. Solid barriers to entry, favorable pricing power and an effective strategy can support top-line prospects, and superior earnings growth.

•Favorable Industry dynamics. The Advisor leverages their intellectual capital by identifying favorable end market demand, making investment across sectors.

•Strong Management. A critical element of a high-quality company. The Advisor seeks governance practices promoting integrity, accountability, and shareholder alignment. Growth, profitability, and balance sheet strength provide insight into effective management.

•Market Expectations. Important in assessing risk/return opportunities and portfolio capital allocation. Strengthening fundamental trends can expand valuation potential.

The Advisor believes an analysis of these PRIME factors yields insights into the competitive strength of a business model.

The Advisor applies the following strategies when purchasing securities for the Fund’s portfolio:

•Typically holding the securities of fewer than 70 companies with exposure to approximately 20 industries.

•Seeking securities whose growth prospects, in the Advisor’s opinion, are not reflected in their current stock prices.

•Limiting the size of any one new position. No security will represent more than 5% of the Fund’s total assets at the time of purchase.

The Advisor may sell a security when the price meets or exceeds the Advisor’s targeted valuation or price range for the security, when a significant change occurs that adversely affects the Advisor’s premise or reasons for investing in the security or when the company experiences a fundamental deterioration in its business, financial condition or results, or growth prospects.
10

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.

Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Small- and Mid-Capitalization Risks
Small- and mid-capitalization stocks are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of small- and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of small- and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, small- and mid-size
11

companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure. Small- and mid-size companies in which the Fund may invest may be in the early stages of development and may not yet be profitable. These risks may be more pronounced for small-capitalization companies than for mid-capitalization companies.

Economic Sector Risks
The Fund may invest a higher percentage of its total assets in one or more economic sectors, which may involve being overweight in those sectors relative to the Fund’s benchmark index. Adverse conditions impacting those sectors may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight or not invested in certain sectors relative to the Fund’s benchmark index. Should those sectors experience outperformance, the Fund may underperform relative to the benchmark index.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically,
12

stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the Russell 2500® Growth Index, the Fund’s benchmark, and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll-free) at 1-866-442-2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2020	33.43%
Worst quarter:	1st quarter 2020	-18.52%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	Since Inception 10/31/18
Institutional Class
Return Before Taxes	7.88%	8.33%	10.29%
Return After Taxes on Distributions	7.88%	8.00%	10.01%
Return After Taxes on Distributions and Sale of Fund Shares	4.66%	6.54%	8.24%

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Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	Since Inception 10/31/18
Investor Class
Return Before Taxes	7.56%	8.01%	9.96%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	14.62%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	13.90%	8.08%	9.77%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) is the Fund’s investment advisor.

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Jonathan Good	2018	Senior Portfolio Manager for Baird Equity Asset Management, a department of the Advisor, and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 39.
14

Baird Equity Opportunity Fund

Investment Objective
The investment objective of the Baird Equity Opportunity Fund (the “Fund”) is to provide long-term capital appreciation.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.48%	0.48%
Total Annual Fund Operating Expenses	1.98%	1.73%
Less: Fee Waiver/Expense Reimbursement(1)	-0.48%	-0.48%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.50%	1.25%
(1)Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.25% and 1.50% of average daily net assets for the Institutional Class and Investor Class shares, respectively. The Advisor’s expense reimbursement agreement includes the fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies (to the extent, in the aggregate, such expenses exceed 0.0049% of the Fund’s average daily net assets) and interest expense, but excludes taxes, brokerage commissions and extraordinary expenses. If such excluded expenses were incurred, Fund expenses would be higher. The agreement will continue in effect through at least April 30, 2026 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors. The Advisor is not entitled to recoup any fees waived and/or expenses reimbursed under the agreement.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the fee waiver/expense reimbursement arrangement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$153	$575	$1,023	$2,268
Institutional Class Shares	$127	$498	$894	$2,001

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. However, the Fund will not borrow for investment purposes.

The Fund invests primarily in a select portfolio of equity securities of companies with small- to medium-market capitalizations (those with market capitalizations, at the time of purchase, of less than $20 billion). Although the Fund invests principally in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities of foreign companies.

Equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts (“ADRs”) or other depositary shares or receipts, rights, warrants, exchange-traded funds (“ETFs”), and options whose reference asset is an equity security or equity securities index. In addition to equity ETFs, the Fund may also invest in ETFs generally. The Fund may also purchase and sell (or write) options to hedge its portfolio or enhance returns.

The Fund will normally hold a limited number (typically 25 to 50) of companies. However, the Fund may hold fewer or more companies from time to time and invest in companies with larger market capitalizations when Greenhouse Funds LLLP (the “Subadvisor”), the Fund’s sub-advisor, believes doing so will help efforts to achieve the Fund’s investment objective. The Fund will hold a mix of both value and growth stocks as part of the Subadvisor’s opportunistic approach to investing.
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The Fund is “non-diversified,” meaning that it may invest a greater percentage of its total assets in a smaller number of companies than a diversified mutual fund. Given the Subadvisor’s opportunistic investment strategy, the Fund will generally be overweight in certain sectors and underweight in other sectors, as compared to the sector weightings of the Russell 2000® Index (the Fund’s benchmark index), based on the Subadvisor’s judgment of the sectors’ relative attractiveness and its individual securities selection. The Fund may have little or no exposure to certain sectors. The Fund’s sector exposures will likely change over time, as macroeconomic, market, sector and company-specific conditions change.

In selecting investments for the Fund, the Subadvisor employs bottom-up research and fundamental analyses with a focus on companies that the Subadvisor believes possess a favorable risk/return profile. The Subadvisor seeks attractive opportunities for the Fund by evaluating industry dynamics and competitive forces as well as a company’s business model, earnings quality, profitability, cash flows, management acumen and demonstrated capital stewardship. Extensive financial modeling and valuation assessments are then used to calculate the expected risk and return, after which the Subadvisor exercises its experience and judgment to determine timing and position sizing.

The Subadvisor seeks companies with the following key attributes:

•Large addressable market with a well-structured competitive landscape;
•Attractive business model with a sustainable competitive advantage;
•Stable or expanding profit margins and return on capital;
•Positive and growing free cash flow;
•Disciplined management team practicing intelligent capital deployment; and
•The presence or prediction of meaningful change including business model, product set, management, capital allocation strategy and valuation.

The Subadvisor considers the following factors, among others, in deciding to sell positions: when the price objective has been reached with no change to underlying fundamentals, when a significant negative event changes the Subadvisor’s view of the company’s prospects, when target catalysts are realized or when an investment loses its attractiveness relative to other potential opportunities. The Subadvisor will also trim or sell securities to manage the Fund’s risk related to position sizing.

Although the Subadvisor’s target investment horizon is generally measured in years, the Subadvisor may from time to time engage in short-term trading for the Fund to take advantage of potential opportunities, which may increase portfolio turnover.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

17

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.

Management Risks
The Subadvisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.

Non-Diversified Fund Risks
As a non-diversified fund, the Fund may invest a larger percentage of its total assets in a smaller number of companies compared to a diversified fund. As a result, a decline in value of one or a few securities held by the Fund will more adversely impact the Fund’s performance than if the Fund’s total assets were more evenly invested in a larger number of companies. The Fund’s share price can be expected to fluctuate more than that of a similar fund that is diversified.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Smaller Market Capitalization Risks
Stocks of companies with small- and medium-market capitalizations involve a higher degree of risk than investments in the broad-based equities market. Small- to mid-capitalization stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions. In addition, small- to mid-capitalization companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Economic Sector Risks
The Fund may invest a higher percentage of its total assets in one or more economic sectors, which may involve being overweight in those sectors relative to the Fund’s
18

benchmark index. Adverse conditions impacting those sectors may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight or not invested in certain sectors relative to the Fund’s benchmark index. Should those sectors experience outperformance, the Fund may underperform relative to the benchmark index.

Options Risks
The Fund may purchase and sell (or write) call and put options. Options are subject to various types of risks, including market risk, liquidity risk, volatility risk, counterparty risk, legal risk and operations risk. With options purchased by the Fund, the risk is limited to the premium paid for the option if the underlying stock price moves in the opposite direction from desired and the option expires worthless. For options sold or written by the Fund, the primary risk is that the underlying stock price may move directionally away from the exercise price resulting in the option holder exercising the option and requiring the Fund to either deliver the securities (in the case of a call option) or pay for the securities (in the case of a put option) and recognize a significant loss.

ETF Risks
ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the underlying assets or index they track. You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF. The market price of ETF shares may trade at a discount to their net asset value (“NAV”) or an active trading market for ETF shares may not develop or be maintained.

Portfolio Turnover Risks
The Fund may from time to time buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various economic sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.
19

Small Fund Risk
There can be no assurance that the Fund will grow to or maintain an economically viable size.

Shareholder Concentration Risk
A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Advisor and Subadvisor. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs and could increase the Fund’s ongoing operating expenses, which would negatively impact the remaining shareholders of the Fund.

Valuation Risks
When the Fund values foreign equity portfolio securities that are traded in a local foreign market, an evaluated adjustment factor supplied by the Fund’s fair value pricing service will generally be used. The prices of the Fund’s securities, as modified by the evaluated adjustment factor, may be different from the prices used by other mutual funds or from the prices at which the Fund’s securities are actually bought or sold.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

20

Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception periods compare with those of the Russell 2000® Index, the Fund’s benchmark, and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. As of December 12, 2021, the Subadvisor became the Fund’s sub-advisor, the Fund’s name changed to the Baird Equity Opportunity Fund, and the Fund became classified as non-diversified for purposes of the Investment Company Act of 1940. Prior to December 12, 2021, the Fund was known as the Baird SmallCap Value Fund and was managed by the Advisor without the use of a sub-advisor and with a different investment strategy. The performance results shown in the bar chart and table below for periods prior to December 12, 2021 reflect periods during which the Fund was managed by the Advisor prior to the retention of the Subadvisor and when the Fund was managed as a diversified portfolio for purposes of the Investment Company Act of 1940. The performance record for periods prior to December 12, 2021 does not illustrate the performance of the Subadvisor or the Fund’s investment strategy in effect as of the date of this prospectus. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll-free) at 1‑866-442-2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	4th quarter 2020	27.62%
Worst quarter:	1st quarter 2020	-27.11%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	10 Years	Since Inception 5/1/12
Institutional Class
Return Before Taxes	24.01%	8.91%	6.93%	8.59%
Return After Taxes on Distributions	23.67%	7.00%	5.74%	7.54%
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Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	10 Years	Since Inception 5/1/12
Return After Taxes on Distributions and Sale of Fund Shares	14.44%	6.61%	5.31%	6.87%
Investor Class
Return Before Taxes	23.72%	8.66%	6.68%	8.33%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	13.70%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	11.54%	7.40%	7.82%	9.74%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) is the Fund’s investment advisor.

Investment Subadvisor
Greenhouse Funds LLLP is the Fund’s sub-advisor.

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Joseph Milano, CFA	December 2021	Founder and Chief Investment Officer of the Subadvisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 39.
22

Baird Chautauqua International Growth Fund

Investment Objective
The investment objective of the Baird Chautauqua International Growth Fund (the “Fund”) is to provide long‑term capital appreciation.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	1.09%	0.84%
Less: Fee Waiver/Expense Reimbursement(1)	-0.04%	-0.04%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.05%	0.80%
(1)Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.05% of average daily net assets for the Investor Class shares and 0.80% of average daily net assets for the Institutional Class shares. The Advisor’s expense reimbursement agreement includes the fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies (to the extent, in the aggregate, such expenses exceed 0.0049% of the Fund’s average daily net assets) and interest expense, but excludes taxes, brokerage commissions and extraordinary expenses. If such excluded expenses were incurred, Fund expenses would be higher. The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three‑year period from the time the expenses were incurred provided that the aggregate amount actually paid by the Fund toward the operating expenses in any month (taking into account the recoupment) will not cause the Fund to exceed the lesser of: (1) the expense cap in place at the time of the fee waiver and/or expense reimbursement; or (2) the expense cap in place at the time of the recoupment. The agreement will continue in effect at least through April 30, 2026 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.

23

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the fee waiver/expense reimbursement arrangement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$107	$343	$597	$1,325
Institutional Class Shares	$82	$264	$462	$1,033

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of non‑U.S. companies with medium to large market capitalizations (i.e., those typically with market capitalizations in excess of U.S. $5 billion at the time of purchase). Equity securities in which the Fund may invest include common stocks, preferred stocks, depositary shares and receipts, rights, warrants and exchange-traded funds (“ETFs”). Under normal market conditions, the Fund will invest at least 65% of its total assets at the time of purchase in non‑U.S. companies. The Fund will normally be diversified among at least three countries other than the U.S. The Fund invests in developed markets and emerging markets. In evaluating potential investments, the Advisor considers companies with growth characteristics that the Advisor believes are likely to benefit from current macro‑economic and global trends and possess sustainable competitive advantages. The Fund will normally hold the securities of a limited number (generally 25 to 35) of companies. While the Fund may invest in U.S. companies as a part of its investment strategy, the Fund may invest up to 100% of its total assets in non-U.S. companies and may at times have little or no investment in U.S. companies.

24

In determining whether a company is a U.S. or non-U.S. company, the Advisor considers a number of factors, including the company’s jurisdiction of incorporation or organization, the location of the company’s corporate or operational headquarters or principal place of business, the location of the principal trading market for the company’s common stock, the location(s) of a majority of the company’s assets or production of its goods and services, and the locations of the primary sources of the company’s revenues or profits.

The Fund may invest in ETFs as part of the Fund’s investments in equity securities. In addition, the Fund may invest cash temporarily in ETFs until individual securities are identified for purchase or until the Fund is able to purchase securities in a particular country or region.

The Advisor will typically sell or reduce a position to mitigate a specific risk, to take advantage of better opportunities, to avoid country risks, when the Advisor believes that valuations are high relative to changes in the company’s fundamentals, or when operational performance does not meet the Advisor’s expectations.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.

Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Limited Holdings Risks
Although it is diversified, the Fund may invest a relatively high percentage of total assets in a focused number of issuers, which may result in increased volatility.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.
25

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Currency Risks
The value of foreign investments held by the Fund may be significantly affected by changes in foreign currency exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. The foreign currency exchange market can be highly volatile for a variety of reasons. For example, changes in monetary policy, macro-economic factors, currency conversion expenses, restrictions, exchange control regulation, devaluation and political developments may have a significant impact on the value of any investments denominated in that currency.

Medium and Large Capitalization Risks
Stocks of companies with a certain market capitalization may perform differently from the equities markets generally. At times, medium and large capitalization stocks may underperform as compared to small capitalization stocks. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Moreover, medium capitalization stocks may perform differently from large capitalization stocks, as medium capitalization stocks may be less liquid and more volatile than large capitalization stocks.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.

26

Emerging Market Risks
Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties, including interruptions in trading. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Region, Country, Sector Risks
The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets as compared to its benchmark index, which may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight in certain countries, regions or sectors relative to the Fund’s benchmark index. Should those countries, regions or sectors experience outperformance, the Fund may underperform relative to the benchmark index.

◦Information Technology Sector Risk. To the extent the Fund invests a significant portion of its assets in the information technology sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

ETF Risks
ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the underlying assets or index they track. You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF. The market price of ETF shares may trade at a discount to their net asset value (“NAV”) or an active trading market for ETF shares may not develop or be maintained.

Valuation Risks
When the Fund values foreign equity portfolio securities that are traded in a local foreign market, an evaluated adjustment factor supplied by the Fund’s fair value pricing service will generally be used. The prices of the Fund’s securities, as modified by the evaluated adjustment factor, may be different from the prices used by other mutual funds or from the prices at which the Fund’s securities are actually bought or sold.

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Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the MSCI ACWI ex USA Index, the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll-free) at 1-866-442-2473.

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Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2020	25.57%
Worst quarter:	4th quarter 2018	-16.88%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	Since Inception 4/15/16
Institutional Class
Return Before Taxes	11.59%	9.03%	8.96%
Return After Taxes on Distributions	11.59%	8.98%	8.64%
Return After Taxes on Distributions and Sale of Fund Shares	7.14%	7.23%	7.22%
Investor Class
Return Before Taxes	11.30%	8.74%	8.69%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)	5.53%	4.10%	6.07%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) is the Fund’s investment advisor.
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Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Jesse A. Flores, CFA	2020	Portfolio Manager of the Fund, Partner of the Advisor’s Chautauqua Capital Management Division, and Managing Director of the Advisor
Haicheng Li, CFA	2020	Portfolio Manager of the Fund, Managing Partner of the Advisor’s Chautauqua Capital Management Division, and Managing Director of the Advisor
Nathaniel R. Velarde	2020	Portfolio Manager of the Fund, Partner of the Advisor’s Chautauqua Capital Management Division, and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 39.
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Baird Chautauqua Global Growth Fund

Investment Objective
The investment objective of the Baird Chautauqua Global Growth Fund (the “Fund”) is to provide long‑term capital appreciation.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	1.11%	0.86%
Less: Fee Waiver/Expense Reimbursement(1)	-0.06%	-0.06%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.05%	0.80%
(1)Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.05% of average daily net assets for the Investor Class shares and 0.80% of average daily net assets for the Institutional Class shares. The Advisor’s expense reimbursement agreement includes the fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies (to the extent, in the aggregate, such expenses exceed 0.0049% of the Fund’s average daily net assets) and interest expense, but excludes taxes, brokerage commissions and extraordinary expenses. If such excluded expenses were incurred, Fund expenses would be higher. The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three‑year period from the time the expenses were incurred; provided that the aggregate amount actually paid by the Fund toward the operating expenses in any month (taking into account the recoupment) will not cause the Fund to exceed the lesser of: (1) the expense cap in place at the time of the fee waiver and/or expense reimbursement or (2) the expense cap in place at the time of the recoupment. The agreement will continue in effect at least through April 30, 2026 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.

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Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the fee waiver/expense reimbursement arrangement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$107	$347	$606	$1,346
Institutional Class Shares	$82	$268	$471	$1,055

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of both U.S. and non‑U.S. companies with medium to large market capitalizations (i.e., those typically with market capitalizations in excess of U.S. $5 billion at the time of purchase). Equity securities in which the Fund may invest include common stocks, preferred stocks, depositary shares and receipts, rights, warrants and exchange-traded funds (“ETFs”). Under normal market conditions, the Fund will invest at least 40% of its total assets at the time of purchase in non‑U.S. companies. The Fund will normally be diversified among at least three different countries, including the United States. The Fund invests in developed markets and emerging markets. In evaluating potential investments, the Advisor considers companies with growth characteristics that the Advisor believes are likely to benefit from current macro‑economic and global trends and possess sustainable competitive advantages. The Fund will normally hold a limited number (generally 35 to 45) of companies.

In determining whether a company is a U.S. or non-U.S. company, the Advisor considers a number of factors, including the company’s jurisdiction of incorporation or organization, the location of the company’s corporate or operational headquarters or
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principal place of business, the location of the principal trading market for the company’s common stock, the location(s) of a majority of the company’s assets or production of its goods and services, and the locations of the primary sources of the company’s revenues or profits.

The Fund may invest in ETFs as part of the Fund’s investments in equity securities. In addition, the Fund may invest cash temporarily in ETFs until individual securities are identified for purchase or until the Fund is able to purchase securities in a particular country or region.

The Advisor will typically sell or reduce a position to mitigate a specific risk, to take advantage of better opportunities, to avoid country risks, when the Advisor believes that valuations are high relative to the changes in the company’s fundamentals, or when operational performance does not meet the Advisor’s expectations.

Principal Risks
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. Continuing market volatility may have adverse effects on the Fund.

Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Limited Holdings Risks
Although it is diversified, the Fund may invest a relatively high percentage of total assets in a focused number of issuers, which may result in increased volatility.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to the Fund and a loss to you.

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Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Currency Risks
The value of foreign investments held by the Fund may be significantly affected by changes in foreign currency exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. The foreign currency exchange market can be highly volatile for a variety of reasons. For example, changes in monetary policy, macro-economic factors, currency conversion expenses, restrictions, exchange control regulation, devaluation and political developments may have a significant impact on the value of any investments denominated in that currency.

Medium to Large Capitalization Risks
Stocks of companies with a certain market capitalization may perform differently from the equities markets generally. At times, medium capitalization and large capitalization stocks may underperform as compared to small capitalization stocks. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Moreover, medium capitalization stocks may perform differently from large capitalization stocks, as medium capitalization stocks may be less liquid and more volatile than large capitalization stocks.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, withholding of foreign taxes, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are subject to different auditing and financial reporting standards than those applicable to domestic companies.

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Emerging Market Risks
Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties, including interruptions in trading. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Region, Country, Sector Risks
The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets as compared to its benchmark index, which may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight in certain countries, regions or sectors relative to the Fund’s benchmark index. Should those countries, regions or sectors experience outperformance, the Fund may underperform relative to the benchmark index.

◦Information Technology Sector Risk. To the extent the Fund invests a significant portion of its assets in the information technology sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

ETF Risks
ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the underlying assets or index they track. You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF. The market price of ETF shares may trade at a discount to their net asset value (“NAV”) or an active trading market for ETF shares may not develop or be maintained.

Valuation Risks
When the Fund values foreign equity portfolio securities that are traded in a local foreign market, an evaluated adjustment factor supplied by the Fund’s fair value pricing service will generally be used. The prices of the Fund’s securities, as modified by the evaluated adjustment factor, may be different from the prices used by other mutual funds or from the prices at which the Fund’s securities are actually bought or sold.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the
35

Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

Performance
The performance information presented below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception periods compare with those of the MSCI ACWI Index, the Fund’s benchmark and a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund (toll-free) at 1-866-442-2473.

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Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2020	24.11%
Worst quarter:	4th quarter 2018	-18.81%

Average Annual Total Returns as of December 31, 2024
	1 Year	5 Years	Since Inception 4/15/16
Institutional Class
Return Before Taxes	16.32%	10.99%	11.59%
Return After Taxes on Distributions	15.96%	10.90%	11.29%
Return After Taxes on Distributions and Sale of Fund Shares	10.15%	8.83%	9.49%
Investor Class
Return Before Taxes	16.07%	10.76%	11.33%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	17.49%	10.06%	10.76%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred or other tax-advantaged account, such as a 401(k) plan or an individual retirement account.

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Investment Advisor
Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Jesse A. Flores, CFA	2020	Portfolio Manager of the Fund, Partner of the Advisor’s Chautauqua Capital Management Division, and Managing Director of the Advisor
Haicheng Li, CFA	2020	Portfolio Manager of the Fund, Managing Partner of the Advisor’s Chautauqua Capital Management Division, and Managing Director of the Advisor
Nathaniel R. Velarde	2020	Portfolio Manager of the Fund, Partner of the Advisor’s Chautauqua Capital Management Division, and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 39.
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Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Funds on any day the New York Stock Exchange (the “NYSE”) is open by written request via mail (Baird Funds, Inc. c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121) or overnight delivery (Baird Funds, Inc. c/o U.S. Bank Global Fund Services, 801 Pennsylvania Avenue, Suite 219252, Kansas City, MO 64105), by wire transfer, by telephone at 1 ‑ 866 ‑ 442 ‑ 2473, or through a financial intermediary. Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

The minimum initial and subsequent investment amounts are shown below, although the Funds may reduce or waive them in some cases in their discretion.

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs)	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$10,000 – All Account Types	No minimum

Tax Information
Each Fund’s distributions may be subject to federal income tax and may be taxed as ordinary income or long-term capital gains unless you are investing through a tax-deferred arrangements or other tax-advantaged arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). You may be taxed later upon the withdrawal of monies from such tax-deferred or other tax-advantaged arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. In addition, some broker-dealers may regard Institutional Class shares of the Fund as “clean” shares and will charge you a commission on the purchase of such shares. Ask your salesperson or visit your financial intermediary’s website for more information.
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Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

This Prospectus describes the Baird Mid Cap Growth Fund (“Mid Cap Growth Fund”), Baird Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”), Baird Equity Opportunity Fund (“Equity Opportunity Fund”), Baird Chautauqua International Growth Fund (“International Growth Fund”) and Baird Chautauqua Global Growth Fund (“Global Growth Fund”) (each, a “Fund” and collectively, the “Funds”), five mutual funds offered by Baird Funds, Inc. (“Baird Funds” or the “Company”).

Investment Objectives

Mid Cap Growth Fund
The investment objective of the Mid Cap Growth Fund is to provide long-term growth of capital.

Small/Mid Cap Growth Fund
The investment objective of the Small/Mid Cap Growth Fund is to provide long-term growth of capital.

Equity Opportunity Fund
The investment objective of the Equity Opportunity Fund is to provide long-term capital appreciation.

International Growth Fund
The investment objective of the International Growth Fund is to provide long‑term capital appreciation.

Global Growth Fund
The investment objective of the Global Growth Fund is to provide long‑term capital appreciation.

These investment objectives are fundamental and may not be changed without shareholder approval. The percentage limitations set forth under “Principal Investment Strategies” are measured at the time of investment.

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Principal Investment Strategies

Mid Cap Growth Fund
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of mid-capitalization companies, principally common stocks and ADRs that are traded on major U.S. exchanges. Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies. The Fund defines mid-capitalization companies as those companies with a market capitalization within the range of companies in the Russell Midcap® Growth Index at the time of investment. As of March 31, 2025, the market capitalization of companies in the Russell Midcap® Growth Index ranged from $677.2 million to $197.4 billion, with median and weighted average market capitalizations of $11.8 billion and $40.0 billion, respectively. The Index is reconstituted annually in June. The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index consists of the 800 smallest companies in the Russell 1000® Index. The Russell 1000® Index consists of the largest 1,000 companies in the Russell 3000® Index, which in turn consists of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization. These indices do not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

When analyzing equity securities to be purchased by the Fund, the Advisor emphasizes a company’s growth prospects. The Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return while controlling risk.

The Fund seeks a portfolio comprised of companies which reflect “PRIME” growth factors. These factors are analyzed as part of the Advisor’s investment process and are represented in the following ways:

•Durable Profitability. Companies with advantaged competitive positions have greater potential to generate attractive and increasing margins, and high returns.

•Sustainable Revenue Growth. Solid barriers to entry, favorable pricing power and an effective strategy can support top-line prospects, and superior earnings growth.

•Favorable Industry dynamics. The Advisor leverages their intellectual capital by identifying favorable end market demand, making investment across sectors.
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•Strong Management. A critical element of a high-quality company. The Advisor seeks governance practices promoting integrity, accountability, and shareholder alignment. Growth, profitability, and balance sheet strength provide insight into effective management.

•Market Expectations. Important in assessing risk/return opportunities and portfolio capital allocation. Strengthening fundamental trends can expand valuation potential.

The Advisor believes an analysis of these PRIME factors yields insights to the competitive strength of a business model.

The Advisor applies the following strategies when purchasing securities for the Fund’s portfolio:

•Typically holding the securities of fewer than 60 companies with exposure to at least 20 industries.

•Seeking securities whose growth prospects, in the Advisor’s opinion, are not reflected in their current stock prices.

•Limiting the size of any one new position. No security will represent more than 5% of the Fund’s total assets at the time of purchase.

The Advisor may sell a security due to achievement of valuation targets, significant change in the initial investment premise or fundamental deterioration. Fundamental deterioration occurs when a company is no longer able to achieve the results generally expected by the investment management team due to a specific issue, such as a loss of a key customer or pricing pressure in the industry.

Small/Mid Cap Growth Fund
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of U.S. and foreign small- and mid-capitalization companies, principally common stocks and American Depositary Receipts (“ADRs”) that are traded on major U.S. exchanges. Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies. The Fund defines small- and mid-capitalization companies as those companies with a market capitalization within the range of companies in the Russell 2500® Growth Index at the time of investment. As of March 31, 2025, the market capitalization of companies in the Russell 2500® Growth Index ranged from $1.1 million to $31.9 billion, with median and weighted average market capitalizations of $1.3 billion and $6.8 billion, respectively. The Russell 2500® Growth Index is reconstituted
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annually in June. The Russell 2500® Growth Index measures the performance of those Russell 2500® companies with higher price-to-book ratios and higher forecasted growth values. When sorted by market cap, the Russell 2500® Index consists of all of the companies in the Russell 3000® Index, except for the 500 largest companies by market capitalization in that index. The Russell 3000® Index consists of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization. These indices do not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

When analyzing equity securities to be purchased by the Fund, the Advisor emphasizes a company’s growth prospects. The Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return while controlling risk.

The Fund seeks a portfolio comprised of companies which reflect “PRIME” growth factors. These factors are analyzed as part of the Advisor’s investment process and are represented in the following ways:

•Durable Profitability. Companies with advantaged competitive positions have greater potential to generate attractive and increasing margins, and high returns.

•Sustainable Revenue Growth. Solid barriers to entry, favorable pricing power and an effective strategy can support top-line prospects, and superior earnings growth.

•Favorable Industry dynamics. The Advisor leverages their intellectual capital by identifying favorable end market demand, making investment across sectors.

•Strong Management. A critical element of a high-quality company. The Advisor seeks governance practices promoting integrity, accountability, and shareholder alignment. Growth, profitability, and balance sheet strength provide insight into effective management.

•Market Expectations. Important in assessing risk/return opportunities and portfolio capital allocation. Strengthening fundamental trends can expand valuation potential.

The Advisor believes an analysis of these PRIME factors yields insights into the competitive strength of a business model.

The Advisor applies the following strategies when purchasing securities for the Fund’s portfolio:

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•Typically holding the securities of fewer than 70 companies with exposure to approximately 20 industries.

•Seeking securities whose growth prospects, in the Advisor’s opinion, are not reflected in their current stock prices.

•Limiting the size of any one new position. No security will represent more than 5% of the Fund’s total assets at the time of purchase.

The Advisor may sell a security when the price meets or exceeds the Advisor’s targeted valuation or price range for the security, when a significant change occurs that adversely affects the Advisor’s premise or reasons for investing in the security or when the company experiences a fundamental deterioration in its business, financial condition or results, or growth prospects. For example, if the Advisor’s premise for investing in a security is its belief that the company has strong management, that the company’s profitability will improve or that the company will be successful in expending its product or service offerings or in entering new markets, and an adverse event or development significantly impacts that premise, the Advisor would generally sell that security. Fundamental deterioration occurs when a company is no longer able to achieve the results generally expected by the investment management team due to a specific issue, such as a loss of a key customer or pricing pressure in the industry.

Equity Opportunity Fund
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. However, the Fund will not borrow for investment purposes.

The Fund invests primarily in a select portfolio of equity securities of companies with small- to medium-market capitalizations (those with market capitalizations, at the time of purchase, of less than $20 billion). Although the Fund invests principally in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities of foreign companies.

Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs or other depositary shares or receipts, rights, warrants, ETFs, and options whose reference asset is an equity security or equity securities index. In addition to equity ETFs, the Fund may also invest in ETFs generally, or may invest cash temporarily in ETFs until individual securities are identified for purchase or until the Fund is able to purchase securities in a sector. The Fund may also purchase and sell (or write) options to hedge its portfolio or enhance returns. Options are a type of derivatives instrument. The Fund qualifies as a “limited derivatives user” under the SEC’s derivatives rule (Rule 18f-4).

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The Fund will normally hold a limited number (typically 25 to 50) of companies. However, the Fund may hold fewer or more companies from time to time and invest in companies with larger market capitalizations when the Subadvisor believes doing so will help efforts to achieve the Fund’s investment objective. The Fund will hold a mix of both value and growth stocks as part of the Subadvisor’s opportunistic approach to investing.

The Fund is “non-diversified,” meaning that it may invest a greater percentage of its total assets in a smaller number of companies than a diversified mutual fund. Given the Subadvisor’s opportunistic investment strategy, the Fund will generally be overweight in certain sectors and underweight in other sectors, as compared to the sector weightings in the Russell 2000® Index (the Fund’s benchmark index), based on the Subadvisor’s judgment of the sectors’ relative attractiveness and its individual securities selection. The Fund may have little or no exposure to certain sectors. The Fund’s sector exposures will likely change over time, as macroeconomic, market, sector and company-specific conditions change.

In selecting investments for the Fund, the Subadvisor employs bottom-up research and fundamental analyses with a focus on companies that the Subadvisor believes possess a favorable risk/return profile. The Subadvisor seeks attractive opportunities for the Fund by evaluating industry dynamics and competitive forces as well as a company’s business model, earnings quality, profitability, cash flows, management acumen and demonstrated capital stewardship. Extensive financial modeling and valuation assessments are then used to calculate the expected risk and return, after which the Subadvisor exercises its experience and judgment to determine timing and position sizing.

The Subadvisor seeks companies with the following key attributes:

•Large addressable market with a well-structured competitive landscape;
•Attractive business model with a sustainable competitive advantage;
•Stable or expanding profit margins and return on capital;
•Positive and growing free cash flow;
•Disciplined management team practicing intelligent capital deployment; and
•The presence or prediction of meaningful change including business model, product set, management, capital allocation strategy and valuation.

The Subadvisor considers the following factors, among others, in deciding to sell positions: when the price objective has been reached with no change to underlying fundamentals, when a significant negative event changes the Subadvisor’s view of the company’s prospects, when target catalysts are realized or when an investment loses its
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attractiveness relative to other potential opportunities. The Subadvisor will also trim or sell securities to manage the Fund’s risk related to position sizing.

Although the Subadvisor’s target investment horizon is generally measured in years, the Subadvisor may from time to time engage in short-term trading for the Fund to take advantage of potential opportunities, which may increase portfolio turnover.

Mid Cap Growth Fund, Small/Mid Cap Growth Fund and Equity Opportunity Fund
Each Fund will provide its shareholders with at least a 60-day notice of any change in such Fund’s policy to invest at least 80% of its net assets in the types of securities suggested by its name. For each Fund, the percentage limitations set forth under “Principal Investment Strategies” are measured at the time of investment.

Temporary Investment Measures
Each Fund may temporarily depart from the policy to invest at least 80% of its net assets in the types of securities suggested by its name when doing so is believed to be in the Fund’s best interest, so long as the investment is consistent with the Fund’s investment objective. For instance, a Fund may temporarily invest in other securities that are consistent with the Fund’s objective when the Advisor deems appropriate, such as in response to economic or market conditions or when needed for liquidity.

Foreign Securities and ADRs
Each Fund may invest up to 15% of its total assets in common stocks, ADRs or other depositary shares or receipts, or ordinary shares of publicly-traded foreign issuers and ADRs that are traded on a major U.S. exchange. ADRs are receipts generally issued by U.S. banks or trust companies evidencing ownership of the underlying foreign securities and denominated in U.S. dollars. ADRs may be sponsored or unsponsored. “Sponsored” ADRs are issued jointly by the issuer of the underlying security and the depository and “unsponsored” ADRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all costs of the facility. With sponsored facilities, the underlying issuer typically bears some of the costs of the facility.

International Growth Fund and Global Growth Fund
The International Growth Fund invests primarily in equity securities of non‑U.S. companies with medium to large market capitalizations (i.e., those typically with market capitalizations in excess of U.S. $5 billion at the time of purchase). Equity securities in which the International Growth Fund may invest include common stocks, preferred stocks, depositary shares and receipts, rights, warrants and ETFs. Under normal conditions, the International Growth Fund will invest at least 65% of its total assets at the time of purchase in non‑U.S. companies. The International Growth Fund invests in developed markets and emerging markets. The International Growth Fund will typically own 25 to 35 companies in its portfolio. Under normal market conditions, the
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International Growth Fund will maintain investments in companies in at least three countries, other than the United States. While the Fund may invest in U.S. companies as part of its investment strategy, the Fund may invest up to 100% of its total assets in non-U.S. companies and may at times have little or no investment in U.S. companies.

The Global Growth Fund invests primarily in equity securities of both U.S. and non‑U.S. companies with medium to large market capitalizations (i.e., those typically with market capitalizations in excess of U.S. $5 billion at the time of purchase). Equity securities in which the Global Growth Fund may invest include common stocks, preferred stocks, depositary shares and receipts, rights, warrants and ETFs. Under normal market conditions, the Global Growth Fund will invest at least 40% of its total assets at the time of purchase in non‑U.S. companies. The Global Growth Fund invests in developed markets and emerging markets. The Global Growth Fund will typically own 35 to 45 companies in its portfolio. Under normal market conditions, the Global Growth Fund will maintain investments in at least three countries including the United States.

In determining whether a company is a U.S. or non‑U.S. company, the Advisor considers a number of factors, including the company’s jurisdiction of incorporation or organization, the location of the company’s corporate or operational headquarters or principal place of business, the location of principal trading market for the company’s common stock, the location(s) of a majority of the company’s assets or production of its goods and services, and the locations of the primary sources of the company’s revenues or profits. The International Growth Fund and Global Growth Fund will generally invest in companies with medium and larger market capitalizations (i.e., more than U.S. $5 billion at the time of purchase).

The Advisor seeks to identify companies to which the Advisor assigns a conviction weighting, which takes into account the company’s long‑term appreciation potential as adjusted for the risk of possible disappointment. In evaluating potential investments, the Advisor considers companies with growth characteristics that the Advisor believes are likely to benefit from current macro‑economic and global trends and possess sustainable competitive advantages. The Advisor’s investment process involves a simultaneous assessment of both top‑down and bottom‑up factors. The objective of the Advisor’s top-down analysis is to identify trends in economic and business developments and to understand the economic and currency impacts in the countries where the companies are doing business. With respect to its bottom‑up research, the Advisor utilizes both qualitative analysis as well as quantitative screens to select the best companies for the portfolios. With respect to quantitative screens, the Advisor primarily seeks companies that are growing faster and are more profitable than their peers. The Advisor also checks to ensure that a company meets its strict quality criteria including conservative accounting and balance sheet strength. The Advisor seeks to manage risk through the application of valuation analysis, an emphasis on quality and thoughtful diversification based on sector, country, and region.

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The Advisor will typically sell or reduce a position to mitigate a specific risk, to take advantage of better opportunities, to avoid country risks, when the Advisor believes that valuations are high relative to the company’s fundamentals, or when operational performance does not meet expectations.

Other Principal Investment Strategies (all Funds)

Cash or Similar Investments; Temporary Strategies
Under normal circumstances, each Fund may invest up to 20% of its net assets in cash or similar short-term investment grade securities (such as U.S. government securities, money market funds, repurchase agreements, commercial paper or certificates of deposit). Each Fund may invest up to 100% of its total assets in cash or the similar investments set forth above as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances. To the extent a Fund engages in any temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective. To the extent that a Fund invests in money market funds, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s management fees and operational expenses.

Investment Grade Securities are:
Securities rated in one of the four highest categories by Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”) or another nationally recognized statistical rating organization.

Environmental, Social and Governance Considerations
The Advisor believes that environmental, social and governance (ESG) factors can affect investment returns. The Advisor integrates material ESG factors into its fundamental risk assessment and research with the goal of enhancing long-term risk adjusted performance. The Advisor believes that incorporating traditional financial metrics alongside material ESG factors contributes to thoroughly vetted, well-informed decisions. The Advisor seeks to minimize negative outcomes by understanding pertinent ESG topics that are relevant to individual companies that are being considered for investment in the Fund. Examples include, but are not limited to, management structure, board independence, environmental risks, cybersecurity, data privacy, and labor practices. The Subadvisor also considers ESG factors as part of its overall investment decision-making because of the impacts those factors may have on a company’s performance. The Advisor and Subadvisor believe ESG factors vary across companies, industries and sectors and therefore do not apply ESG screens in selecting investments for the Funds. There are no universally accepted ESG factors and the Advisor and Subadvisor will consider them at their discretion.

Note Regarding Percentage Limitations
Whenever an investment objective, policy or strategy of a Fund set forth in this Prospectus or the Funds’ SAI states a maximum (or minimum) percentage of a Fund’s
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assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment, except with respect to percentage limitations on temporary borrowing and illiquid investments. Accordingly, any later increase or decrease resulting from a change in the market value of a security or in a Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation. As a result, due to market fluctuations, cash inflows or outflows or other factors, a Fund may exceed such percentage limitations from time to time.

Principal Risks

The main risks of investing in each of the Funds are:

Stock Market Risks
Equity security prices vary and may fall, thus reducing the value of a Fund’s investments. Certain stocks selected for a Fund’s portfolio may decline in value more than the overall stock market. U.S. and international markets have experienced price volatility in recent months and years. As a result, many of the above risks may be increased. Continuing market volatility may have adverse effects on the Funds.

Growth-Style Investing Risks (Mid Cap Growth Fund, Small/Mid Cap Growth Fund, International Growth Fund and Global Growth Fund only)
Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Mid Cap Growth Fund, Small/Mid Cap Growth Fund, International Growth Fund and Global Growth Fund focus on growth-style stocks, the Funds’ performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a different investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Limited Holdings Risks (International Growth Fund and Global Growth Fund only)
Although they are diversified, the International Growth Fund and Global Growth Fund may have a relatively high percentage of total assets in a smaller number of issuers and may have fewer holdings than other mutual funds. As a result, a decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diverse portfolio.

Management Risks
The Advisor’s (or Subadvisor’s, for the Equity Opportunity Fund) judgment about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return to a Fund and a loss to you.

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Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect the securities markets in general, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Non-Diversified Fund Risks (Equity Opportunity Fund only)
As a non-diversified fund, the Fund may invest a larger percentage of its total assets in a smaller number of companies compared to a diversified fund. As a result, a decline in value of one or a few securities held by the Fund will more adversely impact the Fund’s performance than if the Fund’s total assets were more evenly invested in a larger number of companies. The Fund’s share price can be expected to fluctuate more than that of a similar fund that is diversified.

ETF Risks (Equity Opportunity Fund, International Growth Fund and Global Growth Fund only)
The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down and the ETF does not perform as expected. In addition, ETFs are subject to risks that the market price of ETF shares may trade at a discount to their NAV, an active trading market for ETF shares may not develop or be maintained, or trading of ETF shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, a Fund will bear its proportionate share of an ETF’s fees and expenses (including management fees, administration fees and custodian fees) in addition to the fees and expenses of the Fund.

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Currency Risks (Equity Opportunity Fund, International Growth Fund and Global Growth Fund only)
The value of foreign investments held by the Equity Opportunity Fund, International Growth Fund and Global Growth Fund may be significantly affected by changes in foreign currency exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. The foreign currency exchange market can be highly volatile for a variety of reasons. For example, changes in monetary policy, macro-economic factors, currency conversion expenses, restrictions, exchange control regulation, devaluation and political developments may have a significant impact on the value of any investments denominated in that currency.

Medium and Large Market Capitalization Risks (International Growth Fund and Global Growth Fund only)
Stocks of companies with certain market capitalizations may perform differently from the equities markets generally. The Funds’ investments will focus on companies with medium and large market capitalizations. At times, medium capitalization and large capitalization stocks may underperform as compared to small capitalization stocks. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Moreover, medium capitalization stocks may perform differently from large capitalization stocks, as medium capitalization stocks may be less liquid and more volatile than large capitalization stocks.

Mid-Market Capitalization Risks (Mid Cap Growth Fund only)
The Fund invests primarily in mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure. You should expect that the value of the Fund’s shares will be more volatile than the value of shares in a fund that invests primarily in large-capitalization companies.

Smaller Market Capitalization Risks (Small/Mid Cap Growth Fund and Equity Opportunity Fund only)
Stocks of companies with small- and medium-market capitalizations involve a higher degree of risk than investments in the broad-based equities market. Small- to mid-capitalization stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions. The frequency and volume of trading in securities of smaller companies may be substantially less than is typical of larger companies. Therefore, the securities of small- to mid-capitalization companies may be subject to greater and more abrupt price fluctuations. In addition, small- to mid-capitalization companies may lack the
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management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure. A significant percentage of the outstanding shares of a smaller company may also be held by management, which could cause management to have greater influence over actions requiring shareholder approval. The risks of investing in smaller companies generally increase as the size of the companies decreases.

Small Fund Risk (Equity Opportunity Fund only)
There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Directors may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Directors if it determines that liquidation is in the best interests of the Fund. While such risk may apply to funds of any size, such risk is heightened in funds with fewer assets under management.

Economic Sector Risks (Mid Cap Growth Fund, Small/Mid Cap Growth Fund and Equity Opportunity Fund only)
The Fund may invest a higher percentage of its total assets in one or more economic sectors, which may involve being overweight in those sectors relative to the Fund’s benchmark index. Adverse conditions impacting those sectors may have a significant negative impact on the Fund’s absolute and relative performance. Conversely, the Fund may be underweight or not invested in certain sectors relative to the Fund’s benchmark index. Should those sectors experience outperformance, the Fund may underperform relative to the benchmark index.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are subject to different accounting, auditing and financial reporting standards than those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investments in those countries. These risks are more pronounced in emerging market countries.

Emerging Market Risks (International Growth Fund and Global Growth Fund only)
Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties, including trading suspensions or stock market closures. The frequency,
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availability and quality of financial information about investments in emerging markets varies. Shareholders have limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Options Risks (Equity Opportunity Fund only)
The Fund may purchase and sell (or write) call and put options. Options are subject to various types of risks, including market risk, liquidity risk, volatility risk, counterparty risk, legal risk and operations risk. With options purchased by the Fund, the risk is limited to the premium paid for the option if the underlying stock price moves in the opposite direction from desired and the option expires worthless. For options sold or written by the Fund, the primary risk is that the underlying stock price may move directionally away from the exercise price resulting in the option holder exercising the option and requiring the Fund to either deliver the securities (in the case of a call option) or pay for the securities (in the case of a put option) and recognize a significant loss.

Portfolio Turnover Risks (Equity Opportunity Fund only)
The Fund may from time to time buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various economic sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Region, Country, Sector Risks (International Growth Fund and Global Growth Fund only)
The Fund may invest a higher percentage of its total assets in a particular country, region or sector of worldwide markets as compared to its benchmark index. In such a case, changes affecting that particular country, region or sector may have a significant negative impact on a Fund’s absolute and relative performance. Conversely, the Fund may be underweight in certain countries, regions or sectors relative to the Fund’s benchmark index. Should those countries, regions or sectors experience outperformance, the Fund may underperform relative to the benchmark index.

◦Information Technology Sector Risk. To the extent a Fund invests a significant portion of its assets in the information technology sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

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Valuation Risks (Equity Opportunity Fund, International Growth Fund and Global Growth Fund only)
When the Equity Opportunity Fund, International Growth Fund and Global Growth Fund value foreign equity portfolio securities that are traded in a local foreign market, an evaluated adjustment factor supplied by the Funds’ fair value pricing service will generally be used. The use of an evaluated adjustment factor in such instances is intended to price each such security at its fair value at the time a Fund calculates its NAV by estimating the impact of market fluctuation or movement on a security’s value if the applicable local foreign market were still open for trading alongside the U.S. markets. The prices of the Funds’ securities, as modified by the evaluated adjustment factor, may be different from the prices used by other mutual funds or from the prices at which the Funds’ securities are actually bought and sold.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Funds or their service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Funds’ ability to calculate their NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the risk of human errors and the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. As a result, the Funds and their shareholders could be negatively impacted by a cyber incident.

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Shareholder Concentration Risk (Equity Opportunity Fund only)
A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Advisor and Subadvisor. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs and could increase the Fund’s ongoing operating expenses, which would negatively impact the remaining shareholders of the Fund.

Recent Market Events Risks
U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. The transition to a new administration following the 2024 U.S. Presidential election has introduced meaningful market uncertainty as new policies, executive orders, and legislation have been and will likely continue to be proposed or enacted. Geopolitical risks appear elevated with the war between Ukraine and Russia now passing its third anniversary, tensions remain high in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, are strained due to new and evolving tariff rates. Domestically, stagflation risks (slowing economic growth and rising inflation) present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments.

The Funds cannot guarantee that they will achieve their respective investment objectives.

Portfolio Holdings Disclosure Policy

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information (“SAI”) and on the Company’s website at www.bairdfunds.com.

Who May Want to Invest in the Funds

The Funds may be appropriate for investors who:

•Wish to invest for the long-term;
•Want to realize capital appreciation on investments in equity securities;
•Are looking for an equity component to their portfolio;
•Are willing to assume the risk of investing in equity securities; and
•Have long-term goals such as planning for retirement.
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The Funds are not appropriate for investors who have short-term financial goals.

Before investing in a Fund, you should carefully consider:

•Your investment goals;
•The amount of time you are willing to leave your money invested; and
•The amount of risk you are willing to take.

Management of the Funds

The Advisor

Robert W. Baird & Co. Incorporated (the “Advisor”), subject to the general supervision of the Company’s Board of Directors (the “Board”), serves as each Fund’s investment advisor and administers the Company’s business affairs. The Advisor is responsible for supervising the management of the Equity Opportunity Fund’s portfolio by the Subadvisor, and for the day-to-day management, including making investment decisions and buying and selling securities, of the Mid Cap Growth Fund, Small/Mid Cap Growth Fund, International Growth Fund and Global Growth Fund in accordance with each Fund’s investment objective and policies. Pursuant to an Investment Advisory Agreement between the Company and the Advisor, for its services, the Advisor receives an annual fee of:

•0.75% of the average daily net assets of the Mid Cap Growth Fund, Small/Mid Cap Growth Fund, International Growth Fund and Global Growth Fund; and

•1.25% of the average daily net assets of the Equity Opportunity Fund.

The advisory fee is accrued daily and paid monthly.

The Advisor has contractually agreed to waive its fees and/or reimburse the total annual fund operating expenses at least through April 30, 2026 for each Fund, to the extent necessary to ensure that each Fund’s total operating expenses, including the fees and expenses incurred by a Fund in connection with the Fund’s investments in other investment companies (to the extent, in the aggregate, such fees and expenses on an annual basis exceed 0.0049% of a Fund’s average daily net assets) and interest expense, but excluding taxes, brokerage commissions and extraordinary expenses, do not exceed an annual rate of:

•1.10% of the Investor Class’s average daily net assets and 0.85% of the Institutional Class’s average daily net assets for the Mid Cap Growth Fund;
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•1.10% of the Investor Class’s average daily net assets and 0.85% of the Institutional Class’s average daily net assets for the Small/Mid Cap Growth Fund;

•1.50% of the Investor Class’s average daily net assets and 1.25% of the Institutional Class’s average daily net assets for the Equity Opportunity Fund;

•1.05% of the Investor Class’s average daily net assets and 0.80% of the Institutional Class’s average daily net assets for the International Growth Fund; and

•1.05% of the Investor Class’s average daily net assets and 0.80% of the Institutional Class’s average daily net assets for the Global Growth Fund.

Except with respect to the Equity Opportunity Fund, the Advisor can recoup any expenses or fees of the Funds it has waived or reimbursed within a three-year period provided that the aggregate amount actually paid by a Fund toward the operating expenses in any month (taking into account the recoupment) will not cause the Fund to exceed the lesser of: (1) the expense caps in place at the time of the fee waiver and/or expense reimbursement; or (2) the expense cap in place at the time of the recoupment.

Any waivers or reimbursements have the effect of lowering the overall expense ratio for the applicable Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed.

After expense waivers (if applicable during the period) the net advisory fee paid to the Advisor for the fiscal year ended December 31, 2024 was equal to 0.75% of the Mid Cap Growth Fund’s average daily net assets, 0.67% of the Small/Mid Cap Growth Fund’s average daily net assets, 0.77% of the Equity Opportunity Fund’s average daily net assets, 0.71% of the International Growth Fund’s average daily net assets and 0.69% of the Global Growth Fund’s average daily net assets.

Discussions regarding the basis for the Board’s approval of the investment advisory agreements with respect to the Funds are available in the Funds’ 2024 annual report filed on Form N-CSR.

The Advisor was founded in 1919 and has its main office at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans. As of December 31, 2024, the Advisor had approximately $250.3 billion in assets under discretionary management.

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The Subadvisor

Effective December 12, 2021, the Advisor has entered into a sub-advisory agreement with Greenhouse Funds LLLP pursuant to which the Subadvisor manages the Equity Opportunity Fund’s portfolio. Greenhouse is an SEC-registered investment adviser located at 605 South Eden Street, Suite 250, Baltimore, MD 21231. Founded by Joseph Milano in June 2013, Greenhouse provides investment advisory services to private funds (hedge funds and long-only funds), separately managed accounts, and an open-end management investment company, in addition to its subadvisory services to the Fund. As of December 31, 2024, the Subadvisor had approximately $2.3 billion in assets under management.

Subject to the Advisor’s supervision, Greenhouse is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objective and policies. The Subadvisor provides continuous advice and recommendations concerning the Fund’s investments and is responsible for selecting the broker-dealers who execute the portfolio transactions.

Under the sub-advisory agreement, the Subadvisor receives compensation from the Advisor for its services to the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the sub-advisory agreement with respect to the Equity Opportunity Fund is available in the Fund’s 2024 annual report filed on Form N-CSR.

Portfolio Managers

Mid Cap Growth Fund

Charles F. Severson, CFA
Chuck co-manages the Mid Cap Growth Fund. He is a Managing Director of the Advisor and a Senior Portfolio Manager for Baird Equity Asset Management, a department of the Advisor. Chuck has 38 years of investment experience and he joined the Advisor in 1987 as an Institutional Salesman. In 1991, Chuck joined Baird Equity Asset Management as a Portfolio Manager. He has a B.B.A. degree in Accounting and Finance and an M.S. degree in Finance from the University of Wisconsin-Madison. He earned the Chartered Financial Analyst designation in 1990.

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Kenneth M. Hemauer, CFA
Ken co-manages the Mid Cap Growth Fund. He is a Managing Director of the Advisor and a Senior Portfolio Manager for Baird Equity Asset Management. Ken has 31 years of investment experience and he joined Baird Equity Asset Management in 2001, after spending seven years as a Senior Analyst in the Equity Research Department of the Advisor. He received both a B.B.A. degree and an M.S. degree in Finance from the University of Wisconsin-Madison. He earned the Chartered Financial Analyst designation in 1995.

Small/Mid Cap Growth Fund

Jonathan Good
Jonathan serves as the portfolio manager of the Small/Mid Cap Growth Fund. He is a Managing Director of the Advisor and Senior Portfolio Manager for Baird Equity Asset Management. Jonathan has 25 years of investment experience and has been with Baird Equity Asset Management’s Growth team since 2006. Jonathan earned his B.S. degree in applied and biomedical sciences from the University of Pennsylvania and his MBA from the Kellogg School of Management at Northwestern University.

Equity Opportunity Fund

Joseph Milano, CFA
Joe serves as the portfolio manager for the Equity Opportunity Fund and has managed the Fund since December 2021. Joe is the Founder and Chief Investment Officer of the Subadvisor, having served in such capacities since establishing the Subadvisor in June 2013. He is the portfolio manager of Greenhouse’s Equity Long/Short and Equity Long-Only strategies. Joe previously served as portfolio manager of the T. Rowe Price New America Growth Fund from July 2002 until May 2013 and was a vice president of T. Rowe Price, which he joined in 1996. He earned his B.A. from Duke University in 1994. He earned the Chartered Financial Analyst designation in 1997.

International Growth Fund and Global Growth Fund

Jesse Flores, Haicheng Li and Nathaniel Velarde co-manage the International Growth and Global Growth Funds. All members of the team share decision-making responsibilities for those Funds.

Jesse A. Flores, CFA
Jesse serves as a portfolio manager of the International Growth and Global Growth Funds. Jesse is a Managing Director of the Advisor and Partner of the Advisor’s Chautauqua Capital Management division. He joined Chautauqua Capital in 2013 upon earning his MBA. Before graduate school, Jesse was an investment analyst at Blavin & Company where he was a generalist responsible for both equity and high-yield debt securities. Additionally, he covered U.S. semiconductors and hardware as a research analyst at Lehman Brothers and Roth Capital Partners. Jesse has a bachelor’s degree
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from Cornell University (McMullen Dean’s Scholar, Rawlings Presidential Research Scholar) and an MBA from the Stanford Graduate School of Business. He earned the Chartered Financial Analyst designation in 2018.

Haicheng Li, CFA
Haicheng serves as a portfolio manager of the International Growth and Global Growth Funds. Haicheng is a Managing Director of the Advisor and Managing Partner of the Advisor’s Chautauqua Capital Management division. Prior to joining the Advisor in 2016, Haicheng worked 14 years as a senior vice president, senior analyst and portfolio manager at TCW Group with specific expertise in healthcare. Haicheng earned an MBA from Stanford, a master’s degree in biological and biomedical sciences from Harvard’s Graduate School of Arts and Sciences and a master’s degree in medical sciences from Harvard Medical School, where she was a research fellow. Haicheng graduated summa cum laude from Rutgers University and was awarded a prestigious Phi Beta Kappa key for academic achievement. She earned the Chartered Financial Analyst designation in 2005.

Nathaniel R. Velarde
Nate serves as a portfolio manager of the International Growth and Global Growth Funds. Nate is a Managing Director of the Advisor and Partner of the Advisor’s Chautauqua Capital Management division. Prior to joining the Advisor in 2019, Nate was senior vice president, global equity analyst at PIMCO. Nate also spent 7 years at Nuveen Investments in the Tradewinds Global Investors and NWQ Investment Management divisions as managing director, senior equity analyst and director of research. Prior to Nuveen, Nate served as vice president, equity analyst at TCW Group primarily covering industrials, business services and basic materials. Nate earned a bachelor’s degree in economics and an MBA with concentrations in finance and strategic management from the University of Chicago, and a Master’s of Information and Data Science from the University of California - Berkeley.

The Funds’ SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership of Fund shares and their compensation.

Subadvisor Related Historical Performance - Baird Equity Opportunity Fund

Greenhouse manages a long-only equity fund (the “Long-Only Fund”), an unregistered private fund launched in 2019 that has an investment objective, policies and strategies substantially similar to those of the Baird Equity Opportunity Fund (the “Fund”) under Greenhouse’s management. The Long-Only Fund is managed solely by Joseph Milano, the Equity Opportunity Fund’s portfolio manager since December 12, 2021, while he has been a portfolio manager at Greenhouse.

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The performance information for the Long-Only Fund shown below is based on the actual performance of the Long-Only Fund since its launch on January 1, 2019. The returns presented below have not been verified by any third party and are unaudited.

The performance information shown below represents the historical information of the Long-Only Fund and is not the performance of the Fund. This performance information should not be considered indicative of the Fund’s future performance.

The returns information presented below for the Long-Only Fund is calculated on a total return basis and includes all dividends and interest, accrued income, and realized and unrealized gains and losses and is net of transaction costs. All returns presented below reflect the deduction the Fund’s Institutional Class total annual fund operating expenses, both before and after the Advisor’s contractual fee waiver and expense reimbursement, as set forth under the heading “Fees and Expenses of the Fund.” Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and cash equivalents are included in performance returns.

The methodology used to calculate total returns presented below for the Long-Only Fund differs from the standards required by the SEC for calculation of performance for registered investment companies. Results may differ between the Long-Only Fund and the Fund due to differences in fees, expenses and cash flows as well as differences in the size of positions taken in relation to the size of portfolios. The Long-Only Fund is not subject to the diversification requirements, tax restrictions or investment limitations imposed on the Fund by the 1940 Act, or Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Consequently, the performance results of the Long-Only Fund could have been adversely affected if it had been regulated under the federal securities and tax laws.

Greenhouse Long-Only Equity Fund

Periods Ending 12/31/24	Average Annual Total Returns (after deducting the Fund’s Net Annual Operating Expenses)	Average Annual Total Returns (after deducting the Fund’s Total Annual Operating Expenses)	Russell 2000® Total Return Index(2)	Russell 3000® Total Return Index(3)

1 Year	24.38%	23.80%	11.54%	23.81%
3 Year	6.86%	6.35%	1.24%	8.01%
5 Year	16.01%	15.46%	7.40%	13.86%
Since Inception(1)	18.68%	18.12%	10.23%	16.56%
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Periods Ending 12/31	Total Returns (after deducting the Fund’s Net Annual Operating Expenses)	Total Returns (after deducting the Fund’s Total Annual Operating Expenses)	Russell 2000® Total Return Index (2)	Russell 3000® Total Return Index(3)

2024	24.38%	23.80%	11.54%	23.81%
2023	14.13%	13.59%	16.93%	25.96%
2022	-14.04%	-14.46%	-20.44%	-19.21%
2021	23.01%	22.43%	14.81%	25.66%
2020	40.01%	39.35%	19.94%	20.89%
2019(1)	32.99%	32.36%	25.53%	31.02%

(1) The Greenhouse Long-Only Equity Fund commenced operations on January 1, 2019.
(2) The Russell 2000® Total Return Index measures the performance of the small-cap segment of the U.S. equity universe and includes approximately 2,000 small-cap companies. The Russell 2000® Total Return Index is a subset of the Russell 3000® Index, which consists of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization. The Russell 2000® Total Return Index reflects no deduction for fees, expenses or taxes. A direct investment in an index is not possible.

(3) The Russell 3000® Index measures the performance of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization. The Russell 3000® Total Return Index reflects no deduction for fees, expenses or taxes. A direct investment in an index is not possible.

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns presented in the table represent the rate that an investor would have earned or lost on an investment in the Fund for the stated periods (assuming reinvestment of all distributions). This information has been audited by Cohen & Company, Ltd., the independent registered public accounting firm of the Funds, whose report, along with each Fund’s financial statements, is included in the Funds’ Core Financial Statements and Other Information (filed as part of the Funds’ Certified Shareholder Report on Form N-CSR), which is available upon request and on the Funds’ website. The Baird Equity Opportunity Fund was formerly known as the Baird SmallCap Value Fund and the Baird Mid Cap Growth Fund was formerly known as the Baird MidCap Fund. The Baird Chautauqua International Growth and Baird Chautauqua Global Growth Funds were formerly known as the Chautauqua International Growth and Chautauqua Global Growth Funds, respectively.
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Baird Mid Cap Growth Fund – Institutional Class
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$24.69	$21.01	$29.50	$28.17	$22.90
Income from investment operations:
Net investment loss(1)	(0.02)	(0.01)	(0.07)	(0.15)	(0.08)
Net realized and unrealized gains (losses) on investments	(0.15)	4.24	(8.08)	6.30	7.99
Total from investment operations	(0.17)	4.23	(8.15)	6.15	7.91
Less distributions:
Distributions from net realized gains	(0.97)	(0.55)	(0.34)	(4.82)	(2.64)
Total distributions	(0.97)	(0.55)	(0.34)	(4.82)	(2.64)
Net asset value, end of year	$23.55	$24.69	$21.01	$29.50	$28.17
Total return	(0.90)%	20.17%	(27.64)%	22.51%	34.81%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,840.7	$2,351.4	$1,762.8	$2,334.3	$2,065.5
Ratio of expenses to average net assets	0.81%	0.81%	0.81%	0.80%	0.82%
Ratio of net investment loss to average net assets	(0.08)%	(0.04)%	(0.29)%	(0.49)%	(0.35)%
Portfolio turnover rate(2)	40%	42%	26%	31%	47%
(1)Calculated using average shares outstanding during the year.
(2)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
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Baird Mid Cap Growth Fund – Investor Class
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$22.43	$19.18	$27.04	$26.22	$21.53
Income from investment operations:
Net investment loss(1)	(0.07)	(0.06)	(0.11)	(0.21)	(0.14)
Net realized and unrealized gains (losses) on investments	(0.14)	3.86	(7.41)	5.85	7.47
Total from investment operations	(0.21)	3.80	(7.52)	5.64	7.33
Less distributions:
Distributions from net realized gains	(0.97)	(0.55)	(0.34)	(4.82)	(2.64)
Total distributions	(0.97)	(0.55)	(0.34)	(4.82)	(2.64)
Net asset value, end of year	$21.25	$22.43	$19.18	$27.04	$26.22
Total return	(1.17)%	19.86%	(27.82)%	22.25%	34.32%
Supplemental data and ratios:
Net assets, end of year (millions)	$132.6	$178.0	$153.6	$233.7	$200.3
Ratio of expenses to average net assets	1.06%	1.06%	1.06%	1.05%	1.07%
Ratio of net investment loss to average net assets	(0.33)%	(0.29)%	(0.54)%	(0.74)%	(0.60)%
Portfolio turnover rate(2)	40%	42%	26%	31%	47%
(1)Calculated using average shares outstanding during the year.
(2)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
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Baird Small/Mid Cap Growth Fund – Institutional Class
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$16.00	$14.43	$19.94	$17.39	$12.26
Income from investment operations:
Net investment loss(1)	(0.04)	(0.03)	(0.05)	(0.12)	(0.06)
Net realized and unrealized gains (losses) on investments	1.30	1.60	(5.36)	3.29	5.52
Total from investment operations	1.26	1.57	(5.41)	3.17	5.46
Less distributions:
Distributions from net realized gains	—	—	(0.10)	(0.62)	(0.33)
Total distributions	—	—	(0.10)	(0.62)	(0.33)
Net asset value, end of year	$17.26	$16.00	$14.43	$19.94	$17.39
Total return	7.88%	10.88%	(27.14)%	18.42%	44.57%
Supplemental data and ratios:
Net assets, end of year (millions)	$188.2	$175.9	$147.1	$164.3	$51.2
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets (before waivers)	0.93%	0.92%	0.98%	1.00%	1.43%
Ratio of net investment loss to average net assets	(0.24)%	(0.22)%	(0.33)%	(0.63)%	(0.41)%
Ratio of net investment loss to average net assets (before waivers)	(0.32)%	(0.29)%	(0.45)%	(0.78)%	(0.99)%
Portfolio turnover rate(2)	78%	48%	39%	50%	65%
(1)Calculated using average shares outstanding during the year.
(2)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

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Baird Small/Mid Cap Growth Fund – Investor Class
	Year Ended December 31,
	2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of year	$15.75	$14.24	$19.72	$17.25	$12.21
Income from investment operations:
Net investment loss(1)	(0.08)	(0.07)	(0.09)	(0.17)	(0.09)
Net realized and unrealized gains (losses) on investments	1.27	1.58	(5.29)	3.26	5.46
Total from investment operations	1.19	1.51	(5.38)	3.09	5.37
Less distributions:
Distributions from net realized gains	—	—	(0.10)	(0.62)	(0.33)
Total distributions	—	—	(0.10)	(0.62)	(0.33)
Net asset value, end of year	$16.94	$15.75	$14.24	$19.72	$17.25
Total return	7.56%	10.60%	(27.29)%	18.10%	43.89%
Supplemental data and ratios:
Net assets, end of year (thousands)	$581.8	$826.0	$779.4	$863.7	$661.0
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets (before waivers)	1.18%	1.17%	1.23%	1.25%	1.68%
Ratio of net investment loss to average net assets	(0.49)%	(0.47)%	(0.58)%	(0.88)%	(0.66)%
Ratio of net investment loss to average net assets (before waivers)	(0.57)%	(0.54)%	(0.70)%	(1.03)%	(1.24)%
Portfolio turnover rate(2)	78%	48%	39%	50%	65%
(1)Calculated using average shares outstanding during the year.
(2)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

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Baird Equity Opportunity Fund – Institutional Class
	Year Ended December 31,
	2024		2023		2022	2021		2020
Per Share Data:
Net asset value, beginning of year	$13.33		$11.72		$17.68	$15.56		$15.96
Income from investment operations:
Net investment income (loss)(1)	(0.12)		0.00	(2)	(0.09)	0.14		0.03
Net realized and unrealized gains (losses) on investments and written option contracts	3.32		1.61		(1.95)	2.82		0.43	(3)
Total from investment operations	3.20		1.61		(2.04)	2.96		0.46
Less distributions:
Distributions from net investment income	(0.00)	(2)	(0.00)	(2)	—	(0.17)		(0.03)
Distributions from net realized gains	(0.18)		—		(3.92)	(0.67)		(0.83)
Total distributions	(0.18)		(0.00)	(2)	(3.92)	(0.84)		(0.86)
Net asset value, end of year	$16.35		$13.33		$11.72	$17.68		$15.56
Total return	24.01%		13.75%		(11.56)%	19.40%		2.85%
Supplemental data and ratios:
Net assets, end of year (millions)	$76.1		$60.2		$57.8	$61.0		$30.4
Ratio of expenses to average net assets	1.25%		1.25%		1.25%	0.98%	(4)	0.95%
Ratio of expenses to average net assets (before waivers)	1.73%		1.70%		1.73%	1.53%		1.64%
Ratio of net investment income (loss) to average net assets	(0.87)%		0.02%		(0.55)%	0.82%		0.21%
Ratio of net investment income (loss) to average net assets (before waivers)	(1.34)%		(0.43)%		(1.02)%	0.27%		(0.48)%
Portfolio turnover rate(6)	76%		67%		72%	67%	(5)	61%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations for the fiscal year ended December 31, 2020.
(4)Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 12, 2021, the expense cap increased to 1.25%. Prior to December 12, 2021, the expense cap was 0.95%.
(5)The cost of purchases and the proceeds from sales of securities that were incurred by the Fund subsequent to Greenhouse’s appointment as subadvisor to the Baird Equity Opportunity Fund that related to the alignment of the Fund’s portfolio with Greenhouse’s investment style are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 189% for the year ended December 31, 2021.
(6)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
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Baird Equity Opportunity Fund – Investor Class
	Year Ended December 31,
	2024		2023	2022	2021		2020
Per Share Data:
Net asset value, beginning of year	$13.23		$11.65	$17.65	$15.52		$15.97
Income from investment operations:
Net investment income (loss)(1)	(0.16)		(0.03)	(0.13)	0.10		(0.01)
Net realized and unrealized gains (losses) on investments and written option contracts	3.30		1.61	(1.95)	2.83		0.42	(3)
Total from investment operations	3.14		1.58	(2.08)	2.93		0.41
Less distributions:
Distributions from net investment income	(0.00)	(2)	—	—	(0.13)		(0.03)
Distributions from net realized gains	(0.18)		—	(3.92)	(0.67)		(0.83)
Total distributions	(0.18)		—	(3.92)	(0.80)		(0.86)
Net asset value, end of year	$16.19		$13.23	$11.65	$17.65		$15.52
Total return	23.72%		13.56%	(11.77)%	19.16%		2.54%
Supplemental data and ratios:
Net assets, end of year (thousands)	$3.2		$2.6	$2.3	$2.6		$295.7
Ratio of expenses to average net assets	1.50%		1.50%	1.50%	1.23%	(4)	1.20%
Ratio of expenses to average net assets (before waivers)	1.98%		1.95%	1.98%	1.78%		1.89%
Ratio of net investment income (loss) to average net assets	(1.12)%		(0.23)%	(0.80)%	0.57%		(0.04)%
Ratio of net investment income (loss) to average net assets (before waivers)	(1.59)%		(0.68)%	(1.27)%	0.02%		(0.73)%
Portfolio turnover rate(6)	76%		67%	72%	67%	(5)	61%
(1)Calculated using average shares outstanding during the year.
(2)Amount less than $0.005
(3)Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations for the fiscal year ended December 31, 2020.
(4)Blended rate. Pursuant to the Expense Cap/Reimbursement Agreement effective December 12, 2021, the expense cap increased to 1.50%. Prior to December 12, 2021, the expense cap was 1.20%.
(5)The cost of purchases and proceeds from sales of securities that were incurred by the Fund subsequent to Greenhouse’s appointment as subadvisor to the Baird Equity Opportunity Fund that related to the alignment of the Fund’s portfolio with Greenhouse’s investment style are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 189% for the year ended December 31, 2021.
(6)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

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Baird Chautauqua International Growth Fund – Institutional Class
	Year Ended December 31,
	2024	2023	2022	2021		2020
Per Share Data:
Net asset value, beginning of year	$17.04	$15.19	$18.65	$17.51		$12.62
Income from investment operations:
Net investment income(1)	0.12	0.13	0.06	0.04		0.01
Net realized and unrealized gains (losses) on investments and foreign currency translation	1.86	1.76	(3.38)	1.19		5.00
Total from investment operations	1.98	1.89	(3.32)	1.23		5.01
Less distributions:
Distributions from net investment income	(0.12)	(0.04)	(0.03)	(0.09)		(0.12)
Distributions from net realized gains	—	—	(0.11)	—		—
Total distributions	(0.12)	(0.04)	(0.14)	(0.09)		(0.12)
Paid in capital from redemption fees(2)	—	—	—	0.00	(3)	0.00	(3)
Net asset value, end of year	$18.90	$17.04	$15.19	$18.65		$17.51
Total return	11.59%	12.41%	(17.84)%	6.90%		39.84%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,002.2	$808.4	$479.1	$468.2		$321.8
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%		0.80%
Ratio of expenses to average net assets (before waivers)	0.84%	0.86%	0.87%	0.86%		0.90%
Ratio of net investment income to average net assets	0.67%	0.78%	0.37%	0.20%		0.07%
Ratio of net investment income (loss) to average net assets (before waivers)	0.62%	0.73%	0.31%	0.14%		(0.03)%
Portfolio turnover rate(4)	18%	12%	23%	14%		31%
(1)Calculated using average shares outstanding during the year.
(2)Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(3)Amount is less than $0.005.
(4)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
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Baird Chautauqua International Growth Fund – Investor Class
	Year Ended December 31,
	2024	2023	2022	2021		2020
Per Share Data:
Net asset value, beginning of year	$16.92	$15.11	$18.58	$17.48		$12.60
Income from investment operations:
Net investment income (loss)(1)	0.08	0.09	0.02	(0.01)		(0.02)
Net realized and unrealized gains (losses) on investments and foreign currency translation	1.83	1.75	(3.37)	1.20		4.95	(2)
Total from investment operations	1.91	1.84	(3.35)	1.19		4.93
Less distributions:
Distributions from net investment income	(0.08)	(0.03)	(0.01)	(0.09)		(0.05)
Distributions from net realized gains	—	—	(0.11)	—		—
Total distributions	(0.08)	(0.03)	(0.12)	(0.09)		(0.05)
Paid in capital from redemption fees(3)	—	—	—	0.00	(4)	0.00	(4)
Net asset value, end of year	$18.75	$16.92	$15.11	$18.58		$17.48
Total return	11.30%	12.15%	(18.03)%	6.62%		39.37%
Supplemental data and ratios:
Net assets, end of year (thousands)	$14,297.0	$15,656.4	$13,993.5	$608.0		$697.4
Ratio of expenses to average net assets	1.05%	1.05%	1.05%	1.05%		1.05%
Ratio of expenses to average net assets (before waivers)	1.09%	1.11%	1.12%	1.11%		1.15%
Ratio of net investment income (loss) to average net assets	0.42%	0.53%	0.12%	(0.05)%		(0.18)%
Ratio of net investment income (loss) to average net assets (before waivers)	0.37%	0.48%	0.06%	(0.11)%		(0.28)%
Portfolio turnover rate(5)	18%	12%	23%	14%		31%
(1)Calculated using average shares outstanding during the year.
(2)Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations for the fiscal year ended December 31, 2020.
(3)Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(4)Amount is less than $0.005.
(5)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.

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Baird Chautauqua Global Growth Fund – Institutional Class
	Year Ended December 31,
	2024	2023	2022	2021		2020
Per Share Data:
Net asset value, beginning of year	$20.67	$17.84	$22.36	$19.85		$14.47
Income from investment operations:
Net investment income (loss)(1)	0.09	0.11	0.04	0.00	(2)	(0.03)
Net realized and unrealized gains (losses) on investments and foreign currency translation	3.30	2.81	(4.54)	2.59		5.49
Total from investment operations	3.39	2.92	(4.50)	2.59		5.46
Less distributions:
Distributions from net investment income	(0.07)	(0.09)	—	(0.08)		(0.09)
Distributions from net realized gains	(0.36)	—	(0.02)	—		—
Total distributions	(0.43)	(0.09)	(0.02)	(0.08)		(0.09)
Paid in capital from redemption fees(3)	—	—	—	0.00	(2)	0.01
Net asset value, end of year	$23.63	$20.67	$17.84	$22.36		$19.85
Total return	16.32%	16.34%	(20.11)%	12.93%		37.97%
Supplemental data and ratios:
Net assets, end of year (millions)	$366.8	$318.5	$264.9	$314.7		$137.3
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%		0.80%
Ratio of expenses to average net assets (before waivers)	0.86%	0.88%	0.92%	0.92%		1.04%
Ratio of net investment income (loss) to average net assets	0.38%	0.54%	0.20%	0.01%		(0.17)%
Ratio of net investment income (loss) to average net assets (before waivers)	0.32%	0.46%	0.09%	(0.11)%		(0.41)%
Portfolio turnover rate(4)	15%	14%	12%	13%		24%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(4)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
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Baird Chautauqua Global Growth Fund – Investor Class
	Year Ended December 31,
	2024	2023	2022	2021		2020
Per Share Data:
Net asset value, beginning of year	$20.44	$17.65	$22.18	$19.74		$14.36
Income from investment operations:
Net investment income (loss)(1)	0.03	0.06	(0.01)	(0.05)		(0.06)
Net realized and unrealized gains (losses) on investments and foreign currency translation	3.27	2.77	(4.50)	2.57		5.44
Total from investment operations	3.30	2.83	(4.51)	2.52		5.38
Less distributions:
Distributions from net investment income	(0.04)	(0.04)	—	(0.08)		(0.05)
Distributions from net realized gains	(0.36)	—	(0.02)	—		—
Total distributions	(0.40)	(0.04)	(0.02)	(0.08)		(0.05)
Paid in capital from redemption fees(3)	—	—	—	0.00	(2)	0.05
Net asset value, end of year	$23.34	$20.44	$17.65	$22.18		$19.74
Total return	16.07%	16.01%	(20.32)%	12.64%		37.94%
Supplemental data and ratios:
Net assets, end of year (thousands)	$989.4	$1,037.9	$931.8	$1,590.1		$1,676.7
Ratio of expenses to average net assets	1.05%	1.05%	1.05%	1.05%		1.05%
Ratio of expenses to average net assets (before waivers)	1.11%	1.13%	1.17%	1.17%		1.29%
Ratio of net investment income (loss) to average net assets	0.13%	0.29%	(0.05)%	(0.24)%		(0.42)%
Ratio of net investment income (loss) to average net assets (before waivers)	0.07%	0.21%	(0.16)%	(0.36)%		(0.66)%
Portfolio turnover rate(4)	15%	14%	12%	13%		24%
(1)Calculated using average shares outstanding during the year.
(2)Amount is less than $0.005.
(3)Effective December 1, 2021, the Fund eliminated the 2.00% redemption fee charged on amounts redeemed for shares held 90 days or less.
(4)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued and excludes in-kind transactions, where applicable.
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Your Account

Distribution of Shares

Distributor
The Advisor, Robert W. Baird & Co. Incorporated, is also the distributor (the “Distributor”) of shares of the Funds and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Rule 12b-1 Plan
The Funds have adopted a distribution and shareholder service plan on behalf of Investor Class shares and pursuant to Rule 12b‑1 under the 1940 Act (the “Rule 12b‑1 Plan”). Under the Rule 12b‑1 Plan, Investor Class shares of the Funds pay the Distributor a fee at an annual rate of 0.25% of their respective average daily net asset value. The Distributor may use this fee to finance activities that promote the sale of Investor Class shares and for services provided to shareholders. Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, and printing and mailing sales literature and advertising. Because 12b‑1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Referral Program
The Distributor has established a referral program pursuant to which it may pay cash compensation to its sales personnel for sales of Institutional Class shares of the Funds. Compensation paid to participants in this program for sales of Institutional Class shares of the Funds may be more or less than compensation they receive for sales of shares of other investment companies. These payments may influence the Distributor’s sales personnel to recommend the Institutional Class shares of the Funds over another investment. These payments are only made for sales to non-ERISA institutional accounts. The Distributor will pay compensation under the referral program out of its own resources. Accordingly, the referral program will not affect the price an investor will pay for Institutional Class shares of the Funds. Please see “Fees and Expenses of the Funds” for information about the Funds’ fees and expenses.

Fund Purchases Through a Financial Intermediary
Financial intermediaries, such as banks, fiduciaries, custodians, investment advisers, and broker-dealers, hold shares of the Funds for their clients through omnibus or networked accounts. The Funds, and/or the Distributor on behalf of the Funds, retain
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financial intermediaries, as agents, to provide sub-transfer agency, administrative or related shareholder services to their clients for the Funds. The Advisor, the Distributor and/or the Funds pay certain financial intermediaries for performing such services. Fees paid by the Funds to financial intermediaries will not exceed annual limits approved by the Board.

The Distributor may also retain financial intermediaries to provide sales, marketing support, or related services to their clients who beneficially own Fund shares. From time to time, the Advisor or the Distributor may pay those financial intermediaries for the provision of those services. Any such payments will be made from the Advisor’s or the Distributor’s own resources. These payments, sometimes referred to as marketing support or revenue sharing payments, are in addition to or in lieu of any amounts payable to the financial intermediary under the Funds’ Rule 12b-1 Plan for the provision of distribution and shareholder services provided by financial intermediaries on behalf of Investor Class shares.

The payments made to these financial intermediaries vary based on a number of factors, including the types of services provided and amount of their clients’ assets invested in the Funds and, with respect to marketing support payments, the level of sales activity. These payments may influence the financial intermediary to recommend the Funds, or a particular class of Fund shares, over another investment.

Description of Classes

Each Fund offers two classes of shares: Investor Class and Institutional Class. The classes differ with respect to their minimum investments and expenses. Investor Class shares impose a Rule 12b-1 fee that is assessed against the average daily net assets of a Fund attributable to that class. Accordingly, the performance information for the Investor Class shares would be lower than the performance information shown for the Institutional Class shares above under “Performance in the Summary Section” for each Fund.

Financial institutions may receive Rule 12b-1 fees from the Distributor based upon Investor Class shares owned by their clients or customers. The Distributor will determine the schedule of such fees and the basis upon which such fees will be paid.

Share Price

Shares of each class in a Fund are sold at their net asset value (“NAV”). Shares may be purchased or redeemed on days the New York Stock Exchange (the “NYSE”) is open. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National
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Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The NAV for each class of shares of a Fund is determined as of the close of regular trading on the NYSE (normally 3:00 p.m., Central time) Monday through Friday, except on days the NYSE is not open. If the NYSE closes early, the Fund will calculate the NAV at the NYSE closing time on that day. If an emergency exists as permitted by the SEC, NAV may be calculated at a different time.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•The name of the Fund and share class;
•The dollar amount of shares to be purchased;
•Purchase application or investment stub; and
•Check payable to Baird Funds or, if paying by wire, receipt of Federal Funds.

The NAV for a class of shares is determined by adding the value of each Fund’s investments, cash and other assets attributable to a particular share class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding in the class.

The Board has adopted Pricing and Valuation Committee Procedures (“Pricing Procedures”), which specify how a Fund’s investments are to be valued when calculating the Fund’s NAV. The Funds’ accounting agent calculates the daily NAV for each Fund.

Each Fund’s portfolio investments are generally valued using pricing information provided by a primary independent pricing service. If pricing information is not readily available from the primary pricing service, pricing information from an approved secondary independent pricing service or another source set forth in the Pricing Procedures may be used. Should pricing information not be readily available from a primary or secondary pricing service or another permitted source, or if the Advisor deems the price received to not represent fair value, the investment will be priced at its “fair value” as determined by the Advisor as the valuation designee of the Board, subject to oversight by the Board. The Advisor has designated its Valuation Committee to be responsible for fair value determinations.

Equity securities, including ETFs and closed-end funds, that are listed on a securities exchange are generally valued at the last sale price or official closing price at the close of the primary exchange or market (foreign or domestic). If, on a particular day, an exchange-listed security does not trade, then the security will be valued at the average of the most recent bid and asked prices. Over-the-counter equity securities for which reliable quotations are available are valued at the last quoted sales price or at the average of the most recent bid and asked prices.

When pricing foreign equity securities held by the Equity Opportunity Fund, International Growth Fund and Global Growth Fund that are traded on markets that
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have closed prior to the U.S. markets, an evaluated adjustment factor provided by the Funds’ fair value pricing service will generally be applied to the prices of such securities. The use of an evaluated adjustment factor in such instances is intended to price each such security at its fair value at the time a Fund calculates its NAV by estimating the impact of market fluctuation or movement on a security’s value if its local market were still open for trading alongside the U.S. markets. An evaluated adjustment factor will not be applied to securities primarily traded on markets that are open at the same time as U.S. equity markets are open, or when a reliable evaluated adjustment factor is unavailable.

Shares of mutual funds are generally valued at their last calculated NAV and the prospectuses for mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing. Exchange-traded options purchased by a Fund will be valued at the last sale price at the close of the primary exchange or at a snapshot price provided by a pricing service, or, in the absence of such a price, at the mean between the last reported bid and asked prices.

Debt obligations are generally valued using evaluated bid prices provided by the primary pricing service. If the primary pricing service does not price a particular debt obligation, or if the primary pricing service does not provide a fully evaluated price, a Fund may use an evaluated price provided by a secondary pricing service. If a secondary pricing service does not price a particular debt obligation, the Advisor may obtain and use a valuation from a dealer who was the underwriter for the issuance or who makes a market in that debt obligation or similar debt obligations. If the Advisor cannot obtain a price provided by such a dealer, the debt obligation may be priced using a pre-approved valuation methodology for the specific situation or at fair value by the Valuation Committee. Debt obligations purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the debt obligation, the debt obligation will be priced at fair value by the Valuation Committee.

If market quotations are not readily available for a security, the security will be priced at fair value by the Advisor. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. The price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. In addition, during periods of market volatility or illiquidity, the prices determined for any individual investment on any given day may vary significantly from the amount that can be obtained in an actual sale of that investment, and the Funds’ respective NAVs may fluctuate significantly from day to day or from period to period.

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Buying Shares

Minimum Investments

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs)	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$10,000 – All Account Types	No minimum

Minimum Investment Waivers – Institutional Class Shares
The minimum initial investment amount for Institutional Class shares is waived for all employees, directors and officers of the Advisor or the Company and members of their families (including parents, grandparents, siblings, spouses, children and in‑laws of such employees, directors and officers). It is also waived for clients of the Advisor who acquire shares of a Fund made available through a mutual fund asset allocation program offered by the Advisor.

Minimum Investment Waivers and Reductions – Investor and Institutional Class Shares
The investment minimums noted above are waived for investments in Investor and Institutional Class shares by 401(k) and other employer-sponsored retirement plans (excluding IRAs and other one person retirement plans). Also, the minimum initial investment amount for Institutional Class and Investor Class shares may be waived or reduced at the discretion of the Distributor, including waivers or reductions for purchases by health savings plans or made through certain registered investment advisers and qualified third‑party platforms.

In-Kind Payments
Payment for shares of the Funds may, in the discretion of the Funds, be made in the form of securities that are permissible investments for the Funds as described in this Prospectus. For further information about this form of payment, contact the Funds (toll-free) at 1-866-442-2473. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000. You may realize a taxable gain or loss on the contributed securities at the time of the in-kind securities payment.

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Timing of Requests
Shares may only be purchased on days when the NYSE is open for business. Your price per share will be the NAV next computed after your request is received in good order by a Fund or its agents. All requests received in good order before the close of regular trading on the NYSE (normally, 3:00 p.m., Central time) will be executed at the NAV computed on that day. Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

Receipt of Orders
The Funds may authorize one or more broker‑dealers to accept on their behalf purchase and redemption orders that are in good order. In addition, these broker‑dealers may designate other financial intermediaries to accept purchase and redemption orders on a Fund’s behalf. Contracts with these agents require the agents to track the time that purchase and redemption orders are received. Purchase and redemption orders must be received by the Funds or their authorized intermediaries before the close of regular trading on the NYSE (normally, 3:00 p.m., Central time) to receive that day’s share price.

Customer Identification Procedures
The Company, on behalf of each Fund, is required to comply with various anti‑money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”), please note that U.S. Bancorp Fund Services, LLC, the Company’s transfer agent (the “Transfer Agent”), will verify certain information on your account application as part of the Funds’ Anti‑Money Laundering Program. As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. If you require assistance when completing your application, please call (toll-free) 1-866-442-2473.

If the Company or the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the initial purchase will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify the shareholder’s identity, the Fund reserves the right to redeem the shareholder’s account at the current day’s NAV. The shareholder will be notified of a rejected purchase order or account closure within five business days. Any delay in processing a shareholder’s order will affect the
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purchase price the shareholder receives for its shares. The Company, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing. If at any time the Company or the Transfer Agent detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Company or the Transfer Agent may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report and/or may take other action.

The Funds may not be sold to investors residing outside the U.S. and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

The Company has appointed an anti‑money laundering compliance officer to oversee the implementation of the Company’s Anti‑Money Laundering Program.

Market Timing Policy
Depending on various factors (including the size of the Fund, the amount of assets the Advisor typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades), short‑term or excessive trading into and out of the Funds, generally known as market timing, may harm all shareholders by: disrupting investment strategies; increasing brokerage, administrative and other expenses; decreasing tax efficiency; diluting the value of shares held by long‑term shareholders; and impacting Fund performance. The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of market timing (the “Market Timing Policy”). Pursuant to the Market Timing Policy, the Funds may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Advisor’s sole discretion, has a pattern of short‑term or excessive trading or whose trading has been or may be disruptive to the Funds. For these purposes, the Advisor may consider an investor’s trading history in the Funds or other Baird Funds. The Funds, the Advisor, the Subadvisor and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Company monitors and enforces its market timing policy through:

•Regular reports to the Board by the Funds’ Chief Compliance Officer regarding any instances of suspected market timing;

•Monitoring of trade activity; and

•Restrictions and prohibitions on purchases and/or exchanges by persons believed to engage in frequent trading activity.

In addition, if market timing is detected in an omnibus account held by a financial intermediary, the Funds may request that the intermediary restrict or prohibit further
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purchases or exchanges of Fund shares by any shareholder that has been identified as having violated the Market Timing Policy. The Funds may also request that the intermediary provide identifying information, such as social security numbers, and trading information about the underlying shareholders in the account in order to review any unusual patterns of trading activity discovered in the omnibus account.

While the Funds seek to take action that will detect and deter market timing, the risks of market timing cannot be completely eliminated. For example, the Funds may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, or redemption orders to the Funds on behalf of their customers who are the beneficial owners. More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Funds may not be able to determine whether the purchase or sale is connected with a market timing transaction. In certain cases, the Company may rely on the market timing policies of financial intermediaries, even if those policies are different from the policy of the Company, when the Advisor believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Funds. Additionally, there can be no assurance that the systems and procedures of the Funds, the Advisor, the Subadvisor or the Distributor will be able to monitor all trading activity in a manner that would detect market timing. However, the Funds, the Advisor, the Subadvisor and the Distributor will attempt to detect and deter market timing in transactions by all Fund investors, whether directly through the Transfer Agent or through financial intermediaries.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, proxy statements and other regulatory mailings you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call the Funds (toll‑free) at 1-866-442-2473 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

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Methods of Buying

To Open an Account	To Add to an Account
By Telephone	You may not use the telephone purchase option for your initial purchase of a Fund’s shares. However, you may call the Funds (toll‑free) at 1-866-442-2473 to open a new account by requesting an exchange into another Baird Fund. See “Exchanging Shares.”	After your account has been open for seven business days, you may call the Funds (toll‑free) at 1-866-442-2473 to place your order for Fund shares. Money will then be moved from your bank account to your Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. The minimum telephone purchase is $100.

By Mail	Make your check payable to “Baird Funds.” All checks must be in U.S. dollars drawn on a U.S. financial institution. Forward the check and your application to the address below. To prevent fraud, the Funds will not accept cash, money orders, third party checks, traveler’s checks, credit card checks, starter checks or U.S. Treasury checks for the purchase of shares. If your check is returned for any reason, a $25 fee will be assessed against your account and you will be responsible for any loss incurred by the Fund(s). The Funds are unable to accept post‑dated checks or any conditional order or payment.
Fill out the Invest by Mail form from your confirmation statement, or indicate the Fund name, your name, address, account number on a separate piece of paper along with your check. Make your check payable to “Baird Funds.” Forward the check and Invest by Mail form or separate letter of instruction to the address below.
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	To Open an Account	To Add to an Account
By Federal Funds Wire	Forward your application to Baird Funds at the address below. Call (toll‑free) 1-866-442-2473 to obtain an account number. Wire funds using the instructions to the right.	Notify the Funds of an incoming wire by calling (toll‑free) 1-866-442-2473. Use the following instructions:

U.S. Bank National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA#: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112‑952‑137
Further Credit:
(name of Fund, share class)
(name/title on the account)
(account #)

Wired funds must be received prior to 3:00 pm Central time to be eligible for same day pricing. The Funds, the Advisor and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

Automatic Investment Plan	Open a Fund account with one of the other methods. If by mail, be sure to include your bank account number on the appropriate section of your application and enclose a voided check or deposit slip with your initial purchase application.	Call the Funds (toll‑free) at 1-866-442-2473 for instructions on how to set up an Automatic Investment Plan if you did not select the option on your original application. Regular automatic investments (minimum of $100) will be taken from your checking or savings account on a monthly basis. If you do not have sufficient funds in your account or if your account is closed at the time of the automatic transaction, you will be assessed a $25 fee. Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent 5 days prior to effective date.

Through Shareholder Service Organizations	To purchase shares for another investor, call the Funds (toll‑free) at 1-866-442-2473.	To purchase shares for another investor, call the Funds (toll‑free) at 1-866-442-2473.
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	To Open an Account	To Add to an Account
By Exchange	Call the Funds (toll‑free) at 1-866-442-2473 to obtain exchange information. See “Exchanging Shares.”	Call the Funds (toll‑free) at 1-866-442-2473 to obtain exchange information. See “Exchanging Shares.”

You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail Baird Funds, Inc. c/o U.S. Bank Global Fund Services P.O. Box 219252 Kansas City, MO 64121-9252	By Overnight Delivery Baird Funds, Inc. c/o U.S. Bank Global Fund Services 801 Pennsylvania Avenue, Suite 219252 Kansas City, MO 64105-1307

NOTE: The Funds and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents. Only actual physical receipt by the Transfer Agent of purchase orders or redemption requests (e.g., retrieving mail from the post office box or accepting delivery from a delivery service) constitutes receipt by the Transfer Agent. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Selling Shares

Methods of Selling

To Sell Some or All of Your Shares
By Telephone	If you did not decline telephone redemption options, call the Funds (toll‑free) at 1-866-442-2473 to place the order. (Note: for security reasons, requests by telephone will be recorded.) Telephone redemptions involving $50,000 or more of Investor Class shares are not permitted.

By Mail	Send a letter to the Funds that indicates the dollar amount or number of shares you wish to redeem. The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed. Be sure to have all shareholders sign the letter and, if necessary, have the signature guaranteed. For IRAs, requests submitted without an election regarding tax withholding will be subject to tax withholding.

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To Sell Some or All of Your Shares
Systematic Withdrawal Plan	The Funds offer shareholders a Systematic Withdrawal Plan. Call the Funds (toll‑free) at 1-866-442-2473 to obtain information on how to arrange for regular monthly or quarterly fixed withdrawal payments. In order to participate in the Plan, your account balance must be at least $5,000 and the minimum payment you may receive is $50 per period. If you elect this method of redemption, the Fund will send a check to your address of record or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Plan at any time by contacting the Transfer Agent at least five days prior to the next scheduled withdrawal.

Note that this Plan may deplete your investment and affect your income or yield.

By a Financial Intermediary	Consult your account agreement for information on redeeming shares.
By Exchange	Call the Funds (toll‑free) at 1-866-442-2473 to obtain exchange information. See “Exchanging Shares” for further information.

Payment of Redemption Proceeds

You may request redemption of your shares at any time. Shares may be redeemed on days the NYSE is open. The NYSE is closed on most national holidays. Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by a Fund or its agents. All requests received in good order before the close of regular trading on the NYSE (normally, 3:00 p.m., Central time) will be executed at the NAV computed on that day. Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV. Payment of redemption proceeds for all methods of payment will be made promptly, typically within one to two days, and in any event not later than seven days after the receipt of a redemption request in proper form as discussed in this Prospectus. You may receive the proceeds in one of three ways:
When making a redemption request, make sure your request is in good order. “Good order” means your letter of instruction includes:

•The name of the Fund;
•The number of shares or the dollar amount of shares to be redeemed;
•Signatures of all registered shareholders exactly as the shares are registered and, if necessary, with a signature guarantee; and
•The account number.

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•A check mailed to your account’s address. Your proceeds will typically be sent on the business day following the day on which the Fund or its agent receives your request in good order. Checks will not be forwarded by the U.S. Postal Service, so please notify us if your address has changed prior to a redemption request. A redemption request made within 15 days of an address change will require a signature guarantee. Proceeds will be sent to you in this way, unless you request one of the alternatives described below.

•The proceeds transmitted by Electronic Funds Transfer (“EFT”) to a properly pre‑authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption.

•The proceeds transmitted by wire to a pre‑authorized bank account for a $15 fee. This fee will be deducted from your redemption proceeds for complete and share-specific redemptions. In the case of a partial redemption, the fee will be deducted from the remaining account balance. The fee is paid to the Transfer Agent to cover costs associated with the transfer. The Advisor reserves the right to waive the wire fee in limited circumstances. The proceeds usually will arrive at your bank the first banking day after we process your redemption. Be sure to have all necessary information from your bank. Your bank may charge a fee to receive wired funds.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, there may be a delay in sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date. This procedure is intended to protect the Funds and their shareholders from loss. This delay will not apply if you purchased your shares via wire payment.

The Funds typically expect they will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds. The Funds may also meet redemption requests through the use of a line of credit. The Funds may also make redemptions in kind (i.e., payments in portfolio securities rather than cash) to meet redemption requests. These redemption methods will be used regularly and may also be used in stressed market conditions.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System. If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.
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Signature Guarantees
The Transfer Agent may require a signature guarantee for certain redemption requests. A signature guarantee ensures that your signature is genuine and protects you from unauthorized account redemptions. A signature guarantee, from either a Medallion program member or a non‑Medallion program member, or other acceptable signature verification of each owner is required in the following situations:

•If you are requesting a change in ownership on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days;
•For all redemptions of Investor Class shares totaling $50,000 or more from any shareholder account.

The Funds reserve the right to waive any signature requirement at their discretion.

Non‑financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution.

Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker‑dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees.

The Funds and/or the Transfer Agent may also require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Funds (toll‑free) at 1-866-442-2473 before making the redemption request to determine what additional documents are required.

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Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required. To avoid delays in processing these requests, you should call the Funds (toll‑free) at 1-866-442-2473 before making your request to determine what additional documents are required.

Exchanging Shares

You may exchange all or a portion of your investment from the same class of one Baird Fund to an identically registered account in another Baird Fund. You may also convert Investor Class shares of a Baird Fund to Institutional Class shares of the same Baird Fund if you meet the minimum investment requirements for Institutional Class shares at the time of conversion. Any new account established through an exchange or conversion will be subject to the minimum investment requirements applicable to the shares acquired. Exchanges and conversions will be executed on the basis of the relative NAV of the shares exchanged or converted, as applicable. The exchange and conversion privileges may be exercised only in those states where the class of shares of the Fund being acquired legally may be sold.

To obtain more information about share class conversions, or to place conversion orders, contact the Transfer Agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. Your financial intermediary may impose conditions on such transactions in addition to those disclosed in this Prospectus, or may not permit share class conversions.

An exchange from one Baird Fund to another Baird Fund is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable capital gain or loss unless you are a tax-exempt investor or hold your shares through a tax-deferred or other tax-advantaged account such as a 401(k) plan or an IRA. A conversion from Investor Class shares to Institutional Class shares within the same Baird Fund is generally not a taxable transaction for federal income tax purposes.

Call the Funds (toll‑free) at 1-866-442-2473 to learn more about exchanges, conversions and other Baird Funds.

More Information about Exchange and Conversion Privileges
The Funds are intended as long‑term investment vehicles and not to provide a means of speculating on short‑term market movements. In addition, excessive trading can hurt a Fund’s performance and shareholders. Therefore, each Fund may terminate, without notice, the exchange privilege of any shareholder who uses the exchange privilege excessively. See “Your Account—Buying Shares—Market Timing Policy.” Each Fund also reserves the right to terminate the conversion privilege. The Funds may also change or temporarily suspend the exchange and conversion privileges during unusual market conditions.
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General Transaction Policies

The Funds reserve the right to:

•Vary or waive any minimum investment requirement.

•Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

•Reject any purchase or the purchase side of an exchange request for any reason. Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or a shareholder’s history of excessive trading).

•Reinvest a distribution check in your account at a Fund’s then‑current NAV and reinvest all subsequent distributions if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a distribution check remains uncashed for six months. You may change the distribution option on your account at any time by writing or calling the Transfer Agent. Any request for change should be submitted five days prior to the next distribution.

•Redeem all shares in your account if your balance falls below a Fund’s minimum initial purchase amount for the applicable class of shares. If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•Delay paying redemption proceeds for up to seven days after receiving a request in proper form as described in this Prospectus.

•Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

•Modify or terminate the exchange privilege after a 60‑day written notice to shareholders.

•Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets in any 90-day period. In such cases, you may incur brokerage costs in converting these securities to cash. The Funds expect that any redemptions in kind will be made with readily marketable securities. However, shareholders who receive a redemption in kind will bear market risk until they sell the securities. For
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federal income tax purposes, redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash. The redeeming shareholder will generally receive a pro rata share of each security and cash position held by the distributing Fund (e.g., rounding such security positions to the nearest 100 shares or other appropriate rounding lot method), with adjustments for restricted securities, odd lots or fractional shares, or such other method of redemption that addresses any potential for overreaching or other concerns that underlie Section 17 of the Investment Company Act if applicable. The distributing Fund will distribute cash in lieu of securities held in the Fund not amounting to round lots or other securities not distributed pursuant to the adjustments described above.

•Reject any purchase or redemption request that does not contain all required documentation.

If you did not decline telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (normally, 3:00 p.m. Central time).

Telephone trades must be received by or prior to the close of regular trading on the NYSE (normally, 3:00 p.m. Central time). During periods of significant economic or market change, shareholders may encounter higher than usual call waits and telephone transactions may be difficult to complete. Please allow sufficient time to place your telephone transaction. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under “Buying Shares.”

Your broker‑dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker‑dealer or other financial organization for details.

Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If the Funds are unable to locate the shareholder, then they will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s
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unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent (toll-free) at 1-877-677-9414 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Distributions and Taxes

Distributions

Each Fund makes distributions to its shareholders from the Fund’s net investment income and any realized net capital gain.

Distributions from a Fund’s net investment income are declared and paid annually. Net capital gain, if any, is generally distributed annually. It is expected that each Fund’s distributions will be primarily distributions of net capital gain.

Each share class determines its net investment income and net capital gain distributions in the same manner. However, because Investor Class shares pay Rule 12b‑1 fees, distributions of net investment income paid to Investor Class shareholders will be lower per share than those paid to Institutional Class shareholders.

All of your distributions from a Fund’s net investment income and net capital gain will be reinvested in additional shares of the same class of that Fund unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund.

Taxation

Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. Please consult your tax adviser before investing.

Fund distributions are taxable regardless of whether the distributions are received in cash or reinvested in additional Fund shares, unless you are a tax-exempt investor or hold your shares through a tax-deferred or other tax-advantaged arrangement, such as a
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401(k) plan or an IRA. Distributions of a Fund’s investment company taxable income (which includes dividends, interest, net short-term capital gain and net gain from foreign currency transactions), if any, generally are taxable to the Fund’s shareholders as ordinary income, except to the extent any of the distributions are attributable to and reported as “qualified dividend income,” as described below. For corporate shareholders, distributions of a Fund’s investment company taxable income may be eligible for the intercorporate dividends-received deduction. Fund distributions may not be subject to federal income tax if you are a tax-exempt investor or are investing through a tax-deferred or other tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case you may be subject to federal income tax upon withdrawal of money from such tax-deferred or other tax-advantaged arrangements. A Fund may be required to withhold federal income tax at a rate set under Section 3406 of the Code (backup withholding) from dividend payments, distributions, and redemption proceeds if you fail to furnish that Fund with your correct Social Security or other applicable taxpayer identification number. You must certify that the number is correct and that you are not subject to backup withholding. The certification is included as part of the share purchase application form.

For non-corporate shareholders, to the extent that a distribution of investment company taxable income is attributable to and reported as “qualified dividend” income, such income may be eligible for the reduced federal income tax rates applicable to net long-term capital gain. If for any taxable year a Fund has gross income (excluding net capital gain) of which at least 95% was “qualified dividends,” all of that Fund’s distributions of investment company taxable income for such taxable year will be eligible for the lower federal income tax rates on “qualified dividends.” Certain holding period requirements also must be satisfied by both a Fund and the shareholder to obtain “qualified dividend” treatment.

Distributions of a Fund’s net capital gain (the excess of net long-term capital gain over net short-term capital loss) will generally be taxable as long-term capital gains whether reinvested in additional Fund shares or received in cash and regardless of the length of time that a shareholder has owned Fund shares.

A distribution of a Fund’s investment company taxable income or net capital gain declared by the Fund in October, November or December, but paid during January of the following year, is taxable as if received on December 31 of the year such distribution was declared.

If the value of shares is reduced below a shareholder’s cost basis as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a distribution of a Fund’s investment company taxable income or net capital gain should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such distribution may nevertheless be taxable to them.
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Certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8% (in addition to regular income tax). The NII tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in the shareholder’s investment income for purposes of this NII tax.

The federal income tax status of all distributions made by each Fund for the preceding year will be reported to shareholders annually. Distributions made by the Funds may also be subject to state and local taxes. Please note that distributions of both investment company taxable income and net capital gain are taxable even if reinvested in additional Fund shares.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption. The amount of the gain or loss and the rate of federal income tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and the length of time that the shares were held by a shareholder. Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as a short-term capital gain or loss. Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming shares of the same Fund at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly acquired shares to preserve the loss until a future sale, exchange or redemption.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock and securities in foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service (“IRS”) that would enable the Fund’s shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by the Fund to foreign countries and U.S. possessions. Please see the SAI for additional information regarding the foreign tax credit.

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Each Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012, when such shareholders subsequently sell, exchange or redeem those Fund shares. The Funds will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

Additional tax information may be found in the SAI. Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

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For More Information

You can find more information about the Funds in the following documents:

Statement of Additional Information ("SAI")
The SAI contains details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds' annual and semi-annual reports and Form N-CSR provide information regarding the Funds' financial reports and portfolio holdings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the Funds' last fiscal year. In Form N-CSR, you will find the Funds' annual and semi-annual financial statements.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-866-442-2473 or by writing to:

The Funds' Prospectus, SAI and the annual and semi-annual reports are also available, free of charge, on the Funds' website at www.bairdfunds.com.

You may write to the SEC's Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC's Public Reference Room and review and copy documents while you are there. For more information about the operation of the SEC's Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
100 F Street
Washington, D.C. 20549-1520
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Funds, such as the Funds' financial statements, are also available on the EDGAR database on the SEC's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

1940 Act File No. 811-09997

BAIRD FUNDS, INC.
Statement of Additional Information

Baird Mid Cap Growth Fund	Baird Chautauqua International Growth Fund
(Investor Class: BMDSX)	(Investor Class: CCWSX)
(Institutional Class: BMDIX)	(Institutional Class: CCWIX)

Baird Small/Mid Cap Growth Fund	Baird Chautauqua Global Growth Fund
(Investor Class: BSGSX)	(Investor Class: CCGSX)
(Institutional Class: BSGIX)	(Institutional Class: CCGIX)

Baird Equity Opportunity Fund
(Investor Class: BSVSX)
(Institutional Class: BSVIX)

May 1, 2025

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 2025, of the Baird Mid Cap Growth Fund (the “Mid Cap Growth Fund”), the Baird Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”), the Baird Equity Opportunity Fund (the “Equity Opportunity Fund”), the Baird Chautauqua International Growth Fund (the “International Growth Fund”) and the Baird Chautauqua Global Growth Fund (the “Global Growth Fund”) (each a “Fund” and collectively the “Funds”). Each Fund is a series of Baird Funds, Inc. (the “Company”). This SAI contains additional information about principal strategies and risks already described in the Prospectus, as well as descriptions of non-principal strategies not described in the Prospectus. Copies of the Funds’ Prospectus may be obtained, free of charge, by written request via mail (Baird Funds, Inc. c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252), overnight delivery (Baird Funds, Inc. c/o U.S. Bank Global Fund Services, 801 Pennsylvania Avenue, Suite 219252, Kansas City, MO 64105-1307), by calling (toll-free) 1-866-442-2473, or on the Funds’ website at www.bairdfunds.com. You should read this SAI together with the Prospectus and retain it for further reference.

The audited financial statements for the Funds for the year ended December 31, 2024 are incorporated herein by reference to the Funds’ 2024 Annual Report to Shareholders on Form N-CSR. A copy of the Annual Report may be obtained without charge by calling the Funds (toll‑free) at 1‑866‑442-2473.

BAIRD FUNDS, INC.

The Company is an open‑end, diversified management investment company. Each Fund is a series of common stock of the Company, a Wisconsin corporation that was incorporated on June 9, 2000. The Company is authorized to issue shares of common stock in series and classes. Each series of the Company is currently divided into two classes, an Investor Class and an Institutional Class. The Company also offers ten fixed income funds that are described in a separate Prospectus and SAI.

INVESTMENT STRATEGIES AND RISKS

General Information Regarding the Funds. The investment advisor to each Fund is Robert W. Baird & Co. Incorporated (the “Advisor”). The sub-advisor to the Equity Opportunity Fund is Greenhouse Funds LLLP (“Greenhouse” or the “Subadvisor”).

As a principal investment strategy, the Mid Cap Growth Fund principally invests in the following equity securities: common stocks, preferred stocks and securities convertible into common stocks.

As a principal investment strategy, the Small/Mid Cap Growth Fund primarily invests in common stocks of domestic companies with small-to-medium market capitalizations. As a non-principal investment strategy, the Small/Mid Cap Growth Fund may also invest in preferred stocks, exchange-traded funds (“ETFs”) and other investment companies, U.S. Government securities and money market instruments.

As a principal investment strategy, the Equity Opportunity Fund invests primarily in equity securities of companies with small- to medium-market capitalizations, which may include common stocks, preferred stocks, American Depositary Receipts (“ADRs”) or other depositary shares or receipts, rights, warrants, exchange-traded funds (“ETFs”), and options whose reference asset is an equity security or equity securities index.

As a principal investment strategy, the International Growth Fund and Global Growth Fund invest primarily in equity securities of both U.S. and non-U.S. companies with medium- to large-market capitalizations.

The Funds may also invest in common or ordinary shares of foreign companies and American Depositary Receipts (“ADRs”) representing common or ordinary shares of foreign companies that are traded on U.S. exchanges.

Non-Diversification. The Equity Opportunity Fund is a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund is permitted to invest its assets in a more limited number of issuers than diversified investment companies. However, the Fund intends to diversify its assets to the extent necessary to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). To so qualify, at the close of each quarter of the Fund’s taxable year, (i) not more than 25% of the total value of the Fund’s total assets may be invested in (a) the securities (other than U.S. government securities or the securities of other regulated investment companies (“RICs”)) of any one issuer, (b) the securities (other than the securities of other RICs) of two or more issuers which the Fund controls and which are determined, pursuant to regulations under the Code, to be engaged in the same, similar or related trades or businesses, or (c) the securities of one or more qualified publicly traded partnerships, and (ii) with respect to 50% of the total value of the Fund’s total assets (a) not more than 5% of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated
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investment companies) and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

Note on Percentage Limitations. Whenever an investment objective, policy or strategy of a Fund set forth in the Fund’s Prospectus or this SAI states a maximum (or minimum) percentage of the Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment, except with respect to percentage limitations on borrowing and illiquid investments. Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation. As a result, due to market fluctuations, cash inflows or outflows or other factors, a Fund may exceed such percentage limitations from time to time.

Sector Exposure and Industry Limitations. The Funds’ investments could be concentrated in one or more economic sectors. Similarly, it is also possible the Funds will have no exposure to one or more economic sectors. An economic sector refers to a large segment of the general economy and is comprised of multiple industries that operate in that segment. Under the Global Industry Classification Standards (“GICS”), an industry classification system developed by Morgan Stanley Capital International in collaboration with S&P Dow Jones Indices, there are 11 economic sectors that comprise nearly all business activity within the economy, including energy, materials, industrials, consumer discretionary, consumer staples, health care, financials, information technology, real estate, communication services and utilities. Within each economic sector, there are numerous industries and sub-industries. An industry is a group of companies that conduct similar business activities. Each Fund is subject to industry limitations as set forth under “Fundamental Investment Limitations,” below.

Significant exposure to a particular economic sector will present the Funds with special risks associated with that sector. The performance of a particular sector may be vulnerable to general economic conditions, changes in prevailing interest rates, political developments, adverse laws and regulations and their enforcement, social and reputational changes, and the performance of industries and companies within the sector.

Real Estate Investment Trusts. The Funds may invest in real estate investment trusts (“REITs”). A REIT is a corporation or business trust (that would otherwise be taxed as a regular corporation) which meets certain definitional requirements of the Code. The Code permits a qualifying REIT to deduct its dividend payments from taxable income, thereby effectively eliminating corporate level federal income tax to the extent dividends are paid. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a
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higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The IRS has issued final Treasury Regulations that permit a dividend or part of a dividend paid by a RIC and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction, if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund shares.

ETFs, Other Investment Companies and Index-Based Investments. The Funds may invest in securities issued by other investment companies, including mutual funds, ETFs and closed-end funds, to the extent permitted by the 1940 Act and the rules and regulations thereunder. Under the 1940 Act, a fund generally may not acquire (1) more than 3% of the voting stock of any one investment company, (2) securities of an investment company with a value in excess of 5% of the fund’s total assets or (3) securities of all investment companies with a value in excess of 10% of the fund’s total assets. The Funds may purchase shares of unaffiliated money market funds, ETFs and other mutual funds in excess of these limits as permitted by the 1940 Act and the “fund of funds” rules promulgated thereunder, including Rule 12d1-4. The Funds may invest in money market mutual funds when the stock markets are expected to decline or when attractive equity investments are otherwise unavailable. The Funds may acquire ETFs and other investment companies as a means of investing cash temporarily in instruments consistent with a Fund’s investment objective.

ETFs are investment companies that are bought and sold on a securities exchange. Each share of an ETF represents an undivided ownership interest in the portfolio of stocks held by an ETF. Investments in
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index-based investments are subject to the same risks as investments in the securities that comprise the index. Index-based, or “passive”, ETFs acquire and hold either (i) shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself; or (ii) shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index. Accordingly, the market price of index-based investments fluctuates in relation to changes in the value of the underlying portfolio of securities.

Index-based ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the ETF’s underlying index, and the value of their shares should, under normal circumstances, closely track the value of the underlying index’s component securities. Index-based ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while an index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly.

In connection with their investments in ETF shares or shares of another investment company, the Funds will incur various costs. As a shareholder of another investment company, the Funds would bear, along with other shareholders, a pro-rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund’s shareholders. Generally, those fees include, but are not limited to, trustees’ fees, operating expenses, licensing fees, registration fees and marketing expenses, each of which will be reflected in the net asset value of an investment company or ETF and, therefore, the shares representing a beneficial interest therein. These expenses would be in addition to the advisory and other expenses that the Funds bear directly in connection with their own operations. The Funds may also realize capital gains or losses when shares of the other investment company are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs.

As a principal investment strategy for the Equity Opportunity Fund, the International Growth Fund and the Global Growth Fund and as a non-principal investment strategy for the Mid Cap Growth Fund and Small/Mid Cap Growth Fund, the Funds may invest in investment companies or vehicles (such as ETFs).

Money Market Instruments. As a non-principal investment strategy, the Funds may invest from time to time in “money market instruments,” a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes, corporate bonds with remaining maturities of 13 months or less and money market funds. These investments are used to help meet anticipated redemption requests or if other suitable securities are unavailable.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although a Fund will invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor or Subadvisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by a Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 20% of the Fund’s net assets at the time of purchase. Each Fund may also make interest bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its net assets.
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Investments by a Fund in commercial paper will consist of issues rated at the time A-1 by S&P, Prime-1 by Moody’s or a similar short-term credit rating by another nationally recognized statistical rating organization. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor or Subadvisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund as previously described.

The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. A Fund will invest in variable amount master demand notes only when the Advisor or Subadvisor deems the investment to involve minimal credit risk.

U.S. Government Obligations. As a non-principal investment strategy, the Funds may invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance. The Funds may also invest in other securities issued, sponsored or guaranteed by the U.S. government, its agencies and instrumentalities, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), commonly referred to as “Fannie Mae,” General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation (“FHLMC”), commonly referred to as “Freddie Mac,” Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. For instance, securities issued by GNMA are supported by the full faith and credit of the United States, while securities issued by FNMA and FHLMC are supported only by the discretionary authority of the U.S. government. FNMA and FHLMC were placed into a conservatorship in 2008 at the direction of the Federal Housing Finance Agency, an independent regulator, and remain under conservatorship as of the date of this SAI.

Borrowings. As a non-principal investment strategy, the Funds may borrow money from banks to the extent allowed (as described below) to meet shareholder redemptions or for other temporary or emergency purposes. Any borrowings by the Funds may not remain outstanding for more than 15 business days. If the securities held by a Fund should decline in value while borrowings are outstanding, a Fund’s net asset value will decline in value by proportionately more than the decline in value suffered by the Fund’s securities. As a result, the Fund’s net asset value may be subject to greater fluctuation until the borrowing is paid off. The Funds have established a line of credit with U.S. Bank, the Funds’ custodian bank, by which the Fund may borrow money for temporary or emergency purposes. The Fund may pledge assets to secure bank borrowings which are limited to 33 1/3% of the Fund’s total assets. An unsecured line of credit is available to the Funds for any period during which U.S. Bank is an affiliate of a Fund.

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Preferred Stocks. The Funds may invest in preferred stocks. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.

Derivatives. The following discussion of options and futures contracts relates to the Funds’ use of derivatives. Rule 18f-4 under the 1940 Act permits mutual funds such as the Funds to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. As of the date of this SAI, each Fund either does not engage in derivatives transactions or qualifies as a “limited derivatives user.” A Fund is considered a “limited derivatives user” if it limits the Fund’s derivatives exposure to no more than 10% of its net assets, calculated in accordance with Rule 18f-4, and adopts written policies and procedures reasonably designed to manage the Fund’s derivatives risks. If a Fund invests in derivatives and does not qualify as a “limited derivatives user,” the Fund must adopt a written derivatives risk management program, adhere to an outer limit on leverage based on value-at-risk (“VaR”) and designate a “derivatives risk manager” who would report directly to the Company’s Board of Directors.

Options on Securities and Indices. As a principal investment strategy, the Equity Opportunity Fund may purchase and sell (write) put options and call options on securities or indices to hedge its portfolio or to enhance returns. As a non-principal investment strategy, the other Funds may purchase and sell put options and call options for speculative purposes. The Funds will purchase and sell (write) options in standardized contracts listed on securities exchanges. The Funds may also purchase and sell (write) over-the-counter (“OTC”) put options and call options.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Purchasing Put and Call Options. The Funds may purchase put and call options on portfolio securities or indices. By buying a put, a Fund limits the risk of loss from a decline in the market value of the security or index until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security or index, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by a Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. A call option may also be purchased to increase a Fund’s
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return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security or index. Prior to its expiration, a purchased put or call option may be sold in a “closing sale transaction” (a sale by a Fund, prior to the exercise of the option that the Fund has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

The aggregate premiums paid for option purchases by a Fund will not exceed 5% of the Fund’s total assets.

Writing Put and Call Options. The Funds may sell put and call options on securities or indices. Writing options may permit the Funds to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.

A Fund’s obligations under a call option written by the Fund may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or index, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A call option writer, unable to effect a closing purchase transaction, will not be able to sell an underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline during such period.

By writing a call option on a security, a Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. Except to the extent that a written call option on an index is covered by an option on the same index purchased by a Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding.

If a call option on a security is exercised, a Fund may deliver the underlying security held by the Fund or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, a Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference
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instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

When a Fund writes (sells) options, the Fund is generally required to post collateral with its custodian under an escrow or tri-party agreement for the benefit of its counterparty.

As of the date of this SAI, only the Equity Opportunity Fund writes put and call options on securities or indices. As discussed above, the Fund qualifies as a “limited derivatives user” and limits its “derivatives exposure”, including exposure to written or sold options, to 10% of the Fund’s net assets as calculated in accordance with Rule 18f-4.

Other Risks Associated with Investing in Options. Options may be more volatile than the underlying securities or indices, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. Investing in options is a highly specialized activity that entails greater than ordinary investment risks, including the complete loss of the amount paid as premiums to the writer of the option. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is “in-the-money” at the expiration date.

Other risks include (i) an imperfect correlation between the change in market value of the securities or indices a Fund holds and the prices of options relating to the securities or indices purchased or sold by the Fund; and (ii) the possible lack of a liquid secondary market for an option. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and a transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The Funds will engage in unlisted OTC options only with broker-dealers deemed creditworthy by the Advisor. Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction. A Fund bears the risk that the broker-dealer will fail to meet its obligations. There is no assurance that a liquid secondary trading market will exist for closing out an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.

Derivatives - Foreign Currency Futures Contracts and Related Options. As a non-principal investment strategy, the International Growth and the Global Growth Funds may purchase or sell foreign currency future contracts, or options thereon. A futures contract is an agreement between two parties to buy or sell a specific amount of an underlying reference instrument (such as a security, currency or commodity) for a specified price on a specified future date. These contracts are traded on exchanges so that, in most cases, either party can close out its position on the exchange for cash without delivering the security, currency or commodity, or other underlying reference instrument. An option on a futures contract (futures option) gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option at a specified price and on or before a specified expiration date.

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A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering a number of foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the Japanese yen, the Swiss franc, the Mexican peso and certain multinational currencies, such as the euro.

Initially, in accordance with the terms of the exchange on which a futures contract is traded, a Fund may be required to deposit with a futures commission merchant (FCM) an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the FCM, will be made on a daily basis as the price of the underlying foreign currency fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

Risks associated with the use of futures contracts and options on futures include (a) imperfect correlation between the change in value of the foreign currencies held by a Fund and the price of related futures contracts and options on futures purchased or sold by the Fund; and (b) the possible lack of a liquid secondary market for futures contracts (or related options) and the resulting inability of the Fund to close open futures positions, which could have an adverse impact on the Fund’s ability to hedge.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Utilization of futures transactions by a Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.
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The purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the foreign currency being hedged, an option may or may not be less risky than ownership of the futures contract or such foreign currency. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The regulation of futures and options in the U.S. is a rapidly changing area of law and is subject to change by governmental or regulatory action. Each Fund limits its “derivatives exposure,” including exposure to futures contracts and written or sold options on futures, as discussed above, to 10% of the Fund’s net assets, as calculated in accordance with Rule 18f-4.

Each Fund’s commodities transactions, which includes futures contracts and related options, must be made solely for bona fide hedging purposes as defined by the Commodities Futures Trading Commission. In addition, the Fund may invest in commodity interests for other than bona fide hedging purposes if it meets either the 5% trading de minimis test (the “5% Test”) or a test based on the net notional value of the Fund’s commodities transactions (the “Notional Test”). Under the 5% Test, the aggregate initial margin and premiums required to establish positions in commodity futures, commodity options or swaps may not exceed 5% of the Fund’s net asset value. Under the Notional Test, the aggregate net notional value of commodity futures, commodity options or swaps not used solely for bona fide hedging purposes may not exceed 100% of the Fund’s net asset value. The Advisor on behalf of each Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA. Each Fund intends to limit its transactions in futures contracts and related options so that it complies with the 5% Test.

Derivatives - Forward Foreign Currency Exchange Contracts. As a non-principal investment strategy, the International Growth and the Global Growth Funds may engage in forward foreign currency exchange contracts. A forward contract involves an obligation to purchase or sell a specific currency on a specific date in the future. For example, a forward contract may require a Fund to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts are traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, often have deposit or initial margin requirements, and are consummated without payment of any commissions. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds’ portfolio securities are or are expected to be denominated.

At or before the maturity of a forward foreign currency exchange contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward foreign currency exchange contract prices. Should forward prices decline during the period between the
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Fund’s entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

Upon maturity of a forward foreign currency exchange contract, a Fund may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward foreign currency exchange contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then-current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will be available to the Funds.

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

A Fund’s ability to dispose of its positions in forward foreign currency exchange contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward foreign currency exchange contracts.

Foreign Securities and ADRs. As a principal investment strategy, the Mid Cap Growth Fund, Small/Mid Cap Growth Fund and Equity Opportunity Fund may each invest up to 15% of its total assets in foreign equity securities including common stocks, ordinary shares and ADRs. As a principal investment strategy, the International Growth Fund and the Global Growth Fund may each invest up to 100% of its total assets in foreign equity securities including common stocks, ordinary shares and ADRs. In determining whether a company is a U.S. or non-U.S. company, the Advisor and Subadvisor consider a number of factors, including the company’s jurisdiction of incorporation or organization, the location of the company’s corporate or operational headquarters or principal place of business, the location of the principal trading market for the company’s common stock, the location(s) of a majority of the company’s assets or production of its goods and services, and the locations of the primary sources of the company’s revenues or profits. The Funds may invest in sponsored and unsponsored ADRs. ADRs are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs in which the Funds may invest will be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in foreign securities and ADRs also involve certain inherent risks, such as political or economic instability of the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than
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about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

While “sponsored” and “unsponsored” ADR programs are similar, there are differences regarding ADR holders’ rights and obligations and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depositary requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored ADRs generally bear all the costs of the ADR facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distribution, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to ADR holders in respect of the underlying securities.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that sponsored ADRs are established jointly by a depositary and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depositary and the ADR holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the ADR (such as dividend payment fees of the depositary), although ADR holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored ADRs agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the ADR holders at the underlying issuer’s request.

Although the Funds’ investments in foreign companies will primarily consist of companies located in industrialized or developed countries, some foreign companies may be domiciled in or derive substantial revenues from countries in emerging markets, which may be more susceptible to political, social or economic instability in those countries and greater price volatility. As a principal investment strategy for the International Growth Fund and the Global Growth Fund and as a non-principal investment strategy for the Small/Mid Cap Growth Fund (up to 5% of net assets), each Fund may invest in equity securities of companies that are domiciled or headquartered in, or derive most of their revenues from, countries in emerging markets.

Illiquid Securities. Each Fund may hold up to 15% of the value of its net assets in illiquid securities. “Illiquid security” is defined as a security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. Securities that are not registered under the federal securities laws and cannot be sold to the U.S. public because of SEC regulations (known as “restricted securities”) generally are regarded as illiquid securities unless otherwise classified as liquid under the Funds’ liquidity risk management program. If a Fund should hold more than 15% of its net assets in illiquid securities, the Advisor or Subadvisor will consider appropriate steps under the Funds’ liquidity risk management program to protect maximum liquidity, including the orderly sale of illiquid securities, and will make notices as required by SEC rules. Please note that a considerable period may elapse between a decision to sell illiquid securities and the time when such securities can be sold. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

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Cash or Similar Investments; Temporary Strategies. As a non-principal investment strategy, under normal market conditions, each Fund may invest up to 20% of its net assets in cash or similar short-term, investment grade securities such as U.S. government securities, money market funds, repurchase agreements, commercial paper, money market instruments or certificates of deposit. In addition, in limited circumstances, to retain the flexibility to respond promptly to changes in market, economic or political conditions or in the case of unusually large cash inflows or redemptions, the Advisor or Subadvisor may invest up to 100% of a Fund’s total assets in such investments. When a Fund takes a temporary position, the Fund may not achieve its investment objective.

Operational Error Risks. The Funds are subject to operational error risks relating to the services that the Advisor, the Subadvisor and other third-party service providers provide to the Funds. Examples of operational error risks include, without limitation, communication errors, failures in systems, technologies, processes or controls, or other human errors. The Funds, the Advisor and the Subadvisor seek to reduce the risk of an operational error through controls and procedures. However, since there are risks that the controls and procedures may not always be followed and that they may be inadequately designed, operational errors can still occur. In addition, the controls and procedures will not prevent operational errors occurring due to unknown or unforeseen circumstances or events.

Portfolio Turnover. The portfolio turnover rate for a Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. The calculation also excludes in-kind transactions, where applicable. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Funds may engage in short-term trading to achieve their respective investment objectives.

Each Fund may sell a portfolio investment soon after its acquisition if the Advisor or Subadvisor believes that such a disposition is consistent with attaining the investment objective of a Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, distributions attributable to such gains will be taxed to Fund shareholders at ordinary income rates for federal income tax purposes. The table below shows the portfolio turnover rate for each Fund for the last two fiscal years.

Portfolio Turnover Rate During Fiscal Years Ended December 31,
	2024	2023
Mid Cap Growth Fund	40%	42%
Small/Mid Cap Growth Fund	78%	48%
Equity Opportunity Fund	76%	67%
International Growth Fund	18%	12%
Global Growth Fund	15%	14%

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INVESTMENT OBJECTIVES AND LIMITATIONS

Investment Objectives

The investment objective of a Fund cannot be changed without shareholder approval, which requires the approval of a “majority of the Fund’s outstanding voting securities,” as defined below.

Fundamental Investment Limitations

The Funds are subject to the fundamental investment limitations enumerated in this subsection, which may be changed only by a vote of the holders of a majority of the Fund’s outstanding voting securities. A “majority of the outstanding voting securities” of a Fund means the lesser of (1) 67% or more of the shares of common stock of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

Each of the Mid Cap Growth Fund, Small/Mid Cap Growth Fund, International Growth Fund and Global Growth Fund:

1.May not, with respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The Equity Opportunity Fund:

2.May not, with respect to 50% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities and the securities of other regulated investment companies) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Each Fund:

3.May (i) borrow from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments), and (ii) make other investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings). If the amount borrowed at any time exceeds 33 1/3% of the Fund’s total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund’s total assets. The Fund may also borrow money from other persons to the extent permitted by applicable laws.

4.May not issue senior securities, except as permitted under the 1940 Act.

5.May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.

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6.May not purchase or sell physical commodities unless acquired as a result of ownership of other securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

7.May not make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

8.(For the Mid Cap Growth, Equity Opportunity, International Growth and Global Growth Funds): May not purchase the securities of any issuer if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry. (For the Small/Mid Cap Growth Fund): May not purchase the securities of any issuer if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry or group of related industries.

9.May not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

With respect to Fundamental Investment Limitation No. 3, “any longer permissible period” means any longer period authorized by the SEC in accordance with Section 18(f)(1) of the 1940 Act and “applicable laws” means the 1940 Act, any rule, regulation or exemptive order thereunder or SEC staff interpretation thereof.

Under the 1940 Act, in addition to borrowing from banks, the Funds may borrow from other persons an additional amount not exceeding 5% of its total assets for temporary purposes. The Funds do not intend to borrow from parties other than banks.

With respect to Fundamental Investment Limitation No. 8, the Advisor or Subadvisor determines industry classifications for a Fund in accordance with the Global Industry Classification Standards, an industry classification system developed by Morgan Stanley Capital International in collaboration with S&P Dow Jones Indices, or other classification sources maintained and developed by third parties. In the absence of such classification, or if the Advisor or Subadvisor determines in good faith based on its own analysis that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Advisor or Subadvisor may classify an issuer accordingly. Thus, the composition of an industry may change from time to time. A Fund may be concentrated in a sector but will not be concentrated in any industry. For purposes of Fundamental Investment Limitation No. 8, investment companies are not considered to be part of any industry and, to the extent a Fund invests its assets in underlying investment companies, 25% or more of the Fund’s total assets may be indirectly exposed to a particular industry or group of industries through its investment in one or more underlying investment companies. There is no limitation with respect to instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions even though the proceeds from the sale of those instruments by such governmental authorities may be used to fund projects in particular industries.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund’s assets (i.e., due to cash inflows or
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redemptions) or in market value of the investment will not constitute a violation of that restriction. This does not, however, apply to the borrowing policy set forth above.

Non-Fundamental Investment Limitations

The following are the Funds’ non-fundamental operating policies, which may be changed by the Company’s Board of Directors (the “Board”) without shareholder approval.

Each Fund may not:

1.Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless the short sale is otherwise conducted in accordance with the current rules of the SEC, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2.Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3.Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

4.Make any loans, other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) repurchase agreements.

5.Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls.

6.Make any change in the Fund’s investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least a 60-day notice; provided that this limitation does not apply to the International Growth Fund or the Global Growth Fund.

Each Fund’s non-fundamental investment policies listed above may be changed with the approval of the Board. Unless noted otherwise, if a percentage restriction set forth in the Funds’ Prospectus or this SAI is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment will not constitute a violation of that restriction. This does not, however, apply to the borrowing policy set forth above.

For purposes of each Fund’s policy to invest a minimum percentage of its assets in investments suggested by the Fund’s name, “assets” is defined as net assets plus borrowings for investment purposes.

NET ASSET VALUE

Shares of the Funds are sold on a continual basis at the NAV next computed following receipt of an order in proper form by a dealer, the Funds’ distributor, Robert W. Baird & Co. Incorporated (the “Distributor”), or U.S. Bancorp Fund Services, LLC (the “Transfer Agent”). Shares of the Funds may be purchased or redeemed only on days the New York Stock Exchange (“NYSE”) is open.

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The NAV per share for each class of shares of a Fund is determined as of the close of regular trading on the NYSE (normally, 3:00 p.m., Central time), Monday through Friday, except on days the NYSE is not open. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Consistent with industry practice, the NAV per share of a Fund is calculated separately for the Investor Class shares and Institutional Class shares by adding the value of all portfolio securities and other assets per class (including interest or dividends accrued, but not yet collected), subtracting the liabilities, and dividing the result by the number of outstanding shares of that class. The result, rounded to the nearest cent (two decimal places), is the NAV per share. As is the case for all mutual funds, rounding the NAV to the nearest cent (two decimal places) may impact each share Class’s NAV. The results of rounding, including performance results, may be more pronounced when there are large purchases or redemptions from either share Class. When determining NAV, expenses are accrued and applied daily.

The Board has adopted Pricing and Valuation Committee Procedures (“Pricing Procedures”), which specify how a Fund’s investments are to be valued when calculating the Fund’s NAV. Each Fund’s portfolio investments are generally valued at current market value using pricing information provided by a pricing service if the investments have readily available market quotations. The Board has designated the Advisor as the Board’s valuation designee with respect to determining the fair value of Fund investments for which market quotations are not readily available, and for performing other prescribed functions under Rule 2a-5 under the 1940 Act, subject to oversight by the Board. The Advisor has designated its Valuation Committee to be responsible for the implementation of the obligations of the valuation designee under Rule 2a-5 and the Pricing Procedures.

Equity securities, including ETFs and closed-end funds, that are listed on a securities exchange or market (except NASDAQ) are generally valued at the last sale price at the close of the primary exchange or market (foreign or domestic). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If, on a particular day, an exchange-listed security does not trade, then the security will be valued at the average of the most recent bid and asked prices. Over-the-counter equity securities for which reliable quotations are available are valued at the last quoted sale price or at the average of the most recent bid and asked prices.

Foreign equity securities listed on a foreign exchange are generally valued at the last sale price on the exchange on which the security is primarily traded at the time of the close of the NYSE. For securities traded in certain countries, market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and asked prices. Listed foreign equity securities not traded on a particular day are generally valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise, the security will be priced at fair value by the Valuation Committee. Non-exchange traded foreign equity and debt securities are generally priced on the basis of valuations provided by the pricing service or at the mean between the bid and asked quotes. If no such quotations are available, the security will be priced at fair value by the Valuation Committee. When pricing foreign equity securities held by the Equity Opportunity Fund, International Growth Fund and Global Growth Fund that are traded on markets that have closed prior to the U.S. markets, an evaluated adjustment factor provided by the fair value pricing service approved by the Board will generally be applied to the prices of such securities. The use of an evaluated adjustment factor in such instances is intended to price each such security at its fair value at the time a Fund calculates its NAV by estimating the impact of market fluctuation or movement on a security’s value if its local market were still open for trading alongside the U.S. markets. The fair value pricing service utilizes statistical data based on historical performance of securities, markets and other data in developing the
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evaluated adjustment factors used to estimate the fair value of a security. An evaluated adjustment factor will not be applied to securities primarily traded on markets that are open at the same time as U.S. equity markets are open, or when a reliable evaluated adjustment factor is unavailable.

Debt obligations are generally valued using evaluated bid prices provided by a pricing service. To calculate an evaluated price, a pricing service uses various market inputs such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, comparable securities, bids, offers and reference data, as well as market indicators, and issuer, industry and economic events. If the primary pricing service does not price a particular debt obligation, a Fund may use an evaluated price provided by a secondary pricing service. If a secondary pricing service does not price a particular debt obligation, the Advisor may obtain and use a valuation from a dealer who was the underwriter for the issuance or who makes a market in that debt obligation or similar debt obligations. If the Advisor cannot obtain a price provided by such a dealer, the debt obligation will generally be priced at fair value by the Valuation Committee. Debt obligations purchased with a remaining maturity of 60 days or less are valued at market prices as described above, unless an evaluated price is not available from a pricing service, in which case such debt obligation is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the fair value of the debt obligation, the debt obligation is priced at fair value by the Valuation Committee. In prescribed circumstances, such as for new issues of debt obligations or when a pricing service ceases pricing a debt obligation, the Advisor may use other methods to value Fund investments, such as obtaining a valuation from an underwriter or dealer.

Put and call options purchased by a Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

Shares of mutual funds are generally valued at their last calculated NAV. Futures contracts are valued using the primary exchange’s daily quoted closing (settlement) prices. Exchange-traded options are valued at the last reported sale price on the exchange on which the option is primarily traded. Other securities or assets held by a Fund are generally valued using prices quoted by the exchange on which they are traded or using other applicable market quotations.

If pricing information is not readily available from a pricing service or another permitted source, or if the Advisor deems the pricing information to not represent “fair value” of the investment, the investment will be priced at its “fair value” as determined by the Valuation Committee, subject to the oversight of the Board. In determining fair value of a Fund’s investment, the Valuation Committee applies valuation methods established by the Advisor and takes into account relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. In addition, during periods of market volatility or illiquidity, the prices determined for any individual investment on any given day may vary significantly from the amount that can be obtained in an actual sale of that investment, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE (normally, 3:00 p.m., Central time), and at other times, may not be reflected in the calculation of NAV of the Funds.
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ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Fees for Certain Shareholder Services. Broker-dealers and other financial intermediaries may be paid by the Advisor or the Distributor for advertising, distribution or shareholder services. These payments may be in addition to any amounts paid by the Funds under the distribution and shareholder servicing plan adopted by the Board (see “Distribution Plan,” below) or any amounts paid by the Funds for sub-transfer agency or other administrative services. Depending on the terms of the particular account, broker-dealers and other financial intermediaries also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. The intermediaries are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

Suspension of Redemption Right. Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.

Redemption in Kind. The Company has filed an election pursuant to Rule 18f‑1 under the 1940 Act which provides that, with respect to redemptions which the Company has the right to satisfy in assets other than cash, each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the NAV of the class of shares of the Fund being redeemed, whichever is less, for any one shareholder within a 90‑day period. Any redemption beyond this amount may be made in assets other than cash. If so requested by a redeeming shareholder and subject to the Fund’s approval, redemptions in‑kind may be made entirely in securities. For federal income tax purposes, redemptions in kind are taxed in the same manner to a redeeming shareholder as redemptions made in cash.

Involuntary Redemptions. In addition to the situations described in the Funds’ Prospectus under “General Transaction Policies,” a Fund may redeem shares involuntarily when appropriate under the 1940 Act, such as to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Funds’ Prospectus.

Exchange and Conversion Privileges. By use of the exchange or conversion privileges, shareholders authorize the Transfer Agent to act on exchange or conversion instructions received in writing or by telephone from any person representing himself to be the shareholder, or, in some cases, the shareholder’s registered representative or account representative of record, and believed by the Transfer Agent to be genuine. The Transfer Agent’s records of such instructions are binding. The exchange or conversion privileges may be modified or terminated at any time upon notice to shareholders.

With respect to exchanges, shares in the Baird Fund from which the shareholder is withdrawing an investment will be redeemed at the NAV per share next determined on the date of receipt and such redemption will result in a taxable capital gain or loss for federal income tax purposes unless the shares are held by a tax‑exempt investor or are held in a tax‑deferred or other tax-advantaged arrangement such as a 401(k) plan or IRA. Shares of the new Baird Fund into which the shareholder is investing will be purchased at the NAV per share next determined after acceptance of the request by the Fund’s Transfer
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Agent in accordance with the policies for accepting investments. Conversions will be executed on the basis of the relative NAV of the shares converted. A conversion from shares of one class to shares of a different class within the same Baird Fund is generally not a taxable transaction for federal income tax purposes. Exchanges and conversions of shares will be available only in states where they may legally be made.

Automatic Investment Plan. The Investor Class and Institutional Class shares of each Fund offer an Automatic Investment Plan whereby a shareholder may automatically make purchases of shares of a Fund on a regular, monthly basis ($100 minimum per transaction). Under the Automatic Investment Plan, a shareholder’s designated bank or other financial institution debits a preauthorized amount from the shareholder’s account each month and applies the amount to the purchase of Fund shares. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. No service fee is currently charged by a Fund for participation in the Automatic Investment Plan.

The Automatic Investment Plan permits an investor to use “Dollar Cost Averaging” in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more Fund shares to be purchased during periods of lower Fund share prices and fewer Fund shares to be purchased during periods of higher Fund share prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that Fund shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his Fund shares at a price that is lower than their purchase price.

Systematic Withdrawal Plan. The Investor Class and Institutional Class of each Fund offer shareholders a Systematic Withdrawal Plan, which allows a shareholder who owns shares of a Fund worth at least $5,000 at current NAV at the time the shareholder initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareholder or as otherwise directed at regular intervals.

In-Kind Payments. Payment for shares of a Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus. For further information about this form of payment, contact the Funds (toll‑free) at 1‑866‑442-2473. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000. You may realize a taxable capital gain or loss on the contributed securities at the time of the in‑kind securities payment.

Individual Retirement Accounts. The Company has a plan (the “Traditional IRA”) available for use by individuals with earned income who wish to use shares of a Fund as a funding medium for individual retirement saving. For contributions made for tax years beginning after December 31, 2019, the Setting Every Community Up for Retirement Enhancement (“SECURE”) Act of 2019 repeals the prohibition on contributions to a traditional IRA by an individual who has attained age 70 ½.
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The Company also has available a Roth Individual Retirement Account (the “Roth IRA”) for retirement saving for use by individuals with earned income. For 2025, a single individual with modified adjusted gross income of less than $150,000 may make the full permitted contribution to a Roth IRA (for married couples filing jointly, the 2025 modified adjusted gross income limit for full Roth IRA contributions is $236,000), and contributions may be made even after the Roth IRA owner has attained age 70 ½, as long as the account owner has earned income.

The Company permits certain employers (including self‑employed individuals) to make contributions to employees’ Traditional IRAs if the employer establishes a Simplified Employee Pension (“SEP”) plan.

Savings Incentive Match Plan for Employees of Small Employers (Investor Class Only). The Company also has available a simplified tax‑favored retirement plan for employees of small employers (a “SIMPLE IRA Plan”). If an employer establishes a SIMPLE IRA Plan, contributions under the SIMPLE IRA Plan are made to eligible employees’ SIMPLE Individual Retirement Accounts (“SIMPLE IRAs”). Each eligible employee may choose to defer a percentage of his or her pre‑tax compensation to the employee’s SIMPLE IRA. The employer must generally make an annual matching contribution to the SIMPLE IRA of each eligible employee equal to the employee’s salary reduction contributions, up to a limit of 3% of the employee’s eligible compensation. Alternatively, the employer may make an annual non‑discretionary contribution to the SIMPLE IRA of each eligible employee equal to 2% of each employee’s eligible compensation.

In the SIMPLE IRA Plan and in Traditional and Roth IRAs, distributions of net investment income and net capital gains will be automatically reinvested.

The foregoing brief descriptions are not complete or definitive explanations of the SIMPLE IRA Plan, the Traditional IRA, or the Roth IRA available for investment in the Funds. Any person who wishes to establish a retirement plan account may do so by contacting the Funds (toll‑free) at 1‑866‑442-2473. The complete plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation. The Company recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

DESCRIPTION OF SHARES

The Company’s Articles of Incorporation authorize the Board to issue an indefinite number of shares of common stock, $.01 par value per share, which is classified into a total of sixteen series (five of which are listed below) (each, a “series” or “Fund”). Each series is divided into two classes designated as Investor Class shares and Institutional Class shares (each, a “Class”) and consists of the number of shares set forth next to its Fund name in the table below:

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Class of Common Stock	Fund in which Stock Represents Interest	Number of Authorized Shares in Each Series

Investor Class	Mid Cap Growth Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Small/Mid Cap Growth Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Equity Opportunity Fund	Indefinite
Institutional Class		Indefinite

Investor Class	International Growth Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Global Growth Fund	Indefinite
Institutional Class		Indefinite

The remaining series of common stock representing currently outstanding interests in eleven other investment portfolios of the Company are described in separate SAIs. One of these investment portfolios, the Baird Long-Term Credit Bond Fund, is not currently being offered for sale. The Board may classify or reclassify any particular class of shares into one or more additional series or classes. Each share of common stock of each class is entitled to one vote, and each share is entitled to participate equally in distributions of net investment income and net capital gains by the respective class of shares and in the residual assets of the respective class in the event of liquidation. However, each class of shares bears its own expenses, and the Investor Class has exclusive voting rights on matters pertaining to the distribution and shareholder servicing plan (see “Distribution Plan,” below).

ADDITIONAL INFORMATION CONCERNING TAXES

Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund. Some of the changes could affect the timing, amount and tax treatment of Fund distributions made to shareholders. Please consult your tax adviser before investing.

Each Fund intends to qualify as a regulated investment company under Section 851 of the Code and to distribute its income to shareholders each year so that the Fund itself generally will be relieved of federal income and excise taxes. However, if a Fund were to fail to qualify as a regulated investment company and were unable to obtain relief from such failure: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received dividends from a regular corporation, although corporate shareholders could be eligible for the dividends‑received deduction and non‑corporate shareholders could be eligible for qualified dividend income treatment if available. This double taxation would increase the cost of investing in a Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Fund instead of investing indirectly in such securities through the Fund.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock and securities in foreign corporations, such Fund will be eligible to, and may, file an election with the Internal
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Revenue Service (“IRS”) that would enable such Fund’s shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by such Fund to foreign countries and U.S. possessions. Pursuant to the election, such Fund would treat those foreign taxes as distributions paid to its shareholders, and each shareholder would be required to (i) include in gross income, and treat as paid by him, his proportionate share of those taxes, (ii) treat his share of those taxes and of any distribution paid by such Fund that represents income from foreign countries or U.S. possessions as his own income from those sources, and (iii) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, claim the foreign tax credit against his federal income tax. If a Fund makes this election, it will report to its shareholders shortly after each taxable year their respective share of income from sources within, and taxes paid to, foreign countries and U.S. possessions. The Code may limit a shareholder’s ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund’s foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale, exchange or redemption of Fund shares paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the entity’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to a Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale, exchange or redemption of Fund shares. Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Each Fund is required to report to certain shareholders and the IRS the cost basis of shares acquired by such shareholders on or after January 1, 2012 (“covered shares”) when the shareholders sell, exchange or redeem such shares. These requirements do not apply to shares held through a tax‑deferred or other tax-advantaged arrangement, such as a 401(k) plan or an IRA, or to shares held by tax‑exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies. Shares acquired before January 1, 2012 (“non‑covered shares”) are treated as if held in a separate account from covered shares. The Funds are not required to determine or report a shareholder’s cost basis in non‑covered shares and are not responsible for the accuracy or reliability of any information provided for non‑covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions. Cost basis is used to determine whether the sale, exchange or redemption of a share results in a gain or loss. If you sell, exchange or redeem covered shares of a Fund during any year,
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then the Fund will report the gain/loss, cost basis, and holding period of such shares to the IRS and you on Form 1099.

A cost basis method is the method by which a Fund determines which specific covered shares are deemed to be sold, exchanged or redeemed when a shareholder sells, exchanges or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing net asset values. If a shareholder does not affirmatively elect a cost basis method, a Fund will use the average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold, exchanged or redeemed are deemed to be those with the longest holding period first. Each shareholder may elect in writing (and not over the telephone) any alternate IRS‑approved cost basis method to calculate the cost basis in its covered shares. The default cost basis method applied by a Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.

If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Capital Loss Carryovers

To the extent that a Fund realizes future net capital gains, those gains can be offset by any unused capital loss carryovers, to the extent permitted under the Code, which may in turn decrease the amount of taxable distributions made by the Fund. At December 31, 2024, accumulated net realized capital loss carryovers without expiration were:

	Capital Loss Carryover		Year of Expiration
Fund	Short-term	Long-term	Short-term	Long-term
Small/Mid Cap Growth Fund	$19,477,532	$3,139,371	Indefinitely	Indefinitely
International Growth Fund	$769,216	$14,362,424	Indefinitely	Indefinitely

If a Fund incurs net capital losses in future taxable years, those losses will be carried forward to one or more subsequent taxable years without expiration until used in their entirety, and the losses will retain their character as either short‑term or long‑term.

MANAGEMENT OF THE COMPANY

Under the laws of the State of Wisconsin, the business and affairs of the Company (including the Funds) are managed under the direction of the Board. The Board is responsible for acting on behalf of the shareholders.

The Company does not normally hold shareholders’ meetings except when required by the 1940 Act or the Wisconsin Business Corporation Law (WBCL). Under the 1940 Act, shareholder meetings are required to vote on director nominees, to approve an investment advisory agreement and to change fundamental investment policies. Under the Company’s By‑Laws, the Company is not required to hold an annual meeting in any year in which the 1940 Act does not require a shareholder vote to elect directors, approve the Company’s investment advisory agreement, ratify the independent auditors or approve the Company’s distribution agreement.
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Board Leadership Structure

The Board is comprised of five Independent Directors – Darren R. Jackson, Leonard R. (Randy) Johnson, David J. Lubar, Cory L. Nettles, and Marlyn J. Spear, and one Interested Director – Mary Ellen Stanek. Ms. Spear serves as Chair of the Board. The Board has established two standing committees – the Audit Committee and the Nominating Committee. Mr. Jackson, an Independent Director, serves as the Chair of the Audit Committee. Mr. Nettles, an Independent Director, serves as the Chair of the Nominating Committee. The Audit Committee and the Nominating Committee are each comprised entirely of Independent Directors. In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Directors on the Nominating Committee select and nominate all candidates for Independent Director positions.

Each Director was appointed to serve on the Board because of his or her experience, qualifications, attributes and/or skills as set forth in the subsection “Director Qualifications,” below. The Board reviews its leadership structure regularly. The Board believes that its leadership structure is appropriate and effective in light of the size of the Company, the nature of its business and industry practices.

The Board’s role is one of oversight rather than management. The Board’s committee structure assists with this oversight function. The Board’s oversight extends to the Funds’ risk management processes. Those processes are overseen by Fund officers, including the President, Treasurer, Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board on a variety of matters at Board meetings.

The Advisor reports to the Board, on a regular and as‑needed basis, on actual and possible risks affecting the Funds and the Company as a whole. The Advisor reports to the Board on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Funds. The Advisor also oversees the risk management policies adopted by the Subadvisor.

The Board has appointed the CCO who meets quarterly in executive session with the Directors and participates in the Board’s regular meetings. In addition, the CCO presents an annual report to the Board regarding the operation of the Funds’ compliance policies and procedures and those of the Funds’ principal service providers. The CCO, together with the other Fund officers, regularly discusses risk issues affecting the Company during Board meetings. The CCO also provides updates to the Board on the operation of the Funds’ compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or representatives of the Advisor report to the Board in the event any significant risk issues arise in between Board meetings.

Directors and Officers

Directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown in the following table. Each Officer and Director holds the same positions with the Company and each Fund. The following table presents information about each Director of the Company.

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Name, Address and Age (as of 1/1/25)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Independent Directors
Marlyn J. Spear, CFA c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 71	Chair of the Board and Independent Director	Indefinite; Since January 2008	Retired.	15	N/A
Darren R. Jackson c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 60	Independent Director	Indefinite; Since November 2018	Retired.	15	Director of Wolfspeed, Inc., a semiconductor company, since 2016; Director of Fastenal Company, a tool and supply distributor (2012-2020).
Leonard R. (Randy) Johnson c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 65	Independent Director	Indefinite; Since May 2024	Senior Vice President of Investments, Texas Mutual Insurance Company (1995-present).	15	N/A
David J. Lubar 833 E. Michigan Street Suite 1500 Milwaukee, WI 53202 Age: 70	Independent Director	Indefinite; Since November 2021	President and CEO, Lubar & Co. Incorporated, a private investment firm (1983-present).	15	Director of Hallador Energy Company, since 2018.
Cory L. Nettles Generation Growth Capital, Inc. 111 East Kilbourn Ave. Suite 2800 Milwaukee, WI 53202 Age: 54	Independent Director	Indefinite; Since January 2008	Managing Director, Generation Growth Capital, Inc., a private equity fund, since March 2007.	15	Director of Weyco Group, Inc., a men’s footwear distributor, since 2007; Director of Associated Banc‑Corp, since 2013.
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Name, Address and Age (as of 1/1/25)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Interested Director and Officer
Mary Ellen Stanek* c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 68	Interested Director President	Indefinite; Since May 2025 Re-elected by Board annually; Since September 2000.	Chief Investment Officer Emeritus, Baird Advisors, a department of the Advisor (since January 2025); Co-Chief Investment Officer, Baird Advisors (October 2021-January 2025); Chief Investment Officer, Baird Advisors (March 2000-October 2021); Managing Director, the Advisor since March 2000.	15	Director of WEC Energy Group, Inc., an electric generation and distribution and natural gas delivery holding company, since 2012.
*    Ms. Stanek was appointed as an Interested Director effective May 1, 2025. Ms. Stanek is deemed to be an “interested person” of the Company as defined by the 1940 Act due to her positions as a member of the Executive Committee and Board of Directors of the Advisor.

Name, Address and Age (as of 1/1/25)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Charles B. Groeschell 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 71	Vice President	Re‑elected by Board annually; Since January 2010.	Managing Director, the Advisor, and Senior Portfolio Manager, Baird Advisors, a department of the Advisor, since February 2000.
Angela M. Palmer 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 52	Chief Compliance Officer and AML Compliance Officer	Re‑elected by Board annually; Since March 2014.	Chief Compliance Officer, the Advisor, since March 2014; Anti‑Money Laundering Compliance Officer since May 2015; Managing Director, the Advisor, since January 2022; Director, the Advisor (July 2014-December 2021).

Dustin J. Hutter 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 48	Treasurer	Re‑elected by Board annually; Since April 2021.	Senior Business Analyst, the Advisor, since September 2017; Managing Director, the Advisor, since January 2020.
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Name, Address and Age (as of 1/1/25)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Charles M. Weber 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 61	Secretary	Re‑elected by Board annually; Since September 2005.	Deputy General Counsel, the Advisor, since January 2022; Managing Director, the Advisor, since January 2009; Senior Associate General Counsel, the Advisor (January 2013 to December 2021).
Peter J. Hammond 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 61	Vice President	Re‑elected by Board annually; Since August 2012.	Managing Director, the Advisor, since January 2016.
Mandy L. Hess 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 54	Assistant Treasurer	Re-elected by Board annually; Since April 2021.	Senior Vice President, the Advisor, since November 2019.
Andrew D. Ketter 777 East Wisconsin Ave. Milwaukee, WI 53202 Age: 50	Assistant Secretary	Re‑elected by Board annually; Since February 2011.	Managing Director, the Advisor, since January 2022; Associate General Counsel, the Advisor, since September 2010; Director, the Advisor (July 2014-December 2021).

Director Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a Director of the Company.

Marlyn J. Spear, CFA. Ms. Spear has served as a Director of the Company since January 2008 and is Chair of the Board. She previously served as Chair of the Audit Committee from 2014 to 2018. Ms. Spear has been designated as an “audit committee financial expert.” She served as Management Trustee of AFL-CIO Housing Investment Trust, a mutual fund complex with one portfolio, from 1995 to 2018 and served as Chief Investment Officer of the Building Trades United Pension Trust Fund from 1989 to 2017. She served as Investment Officer of Northwestern Mutual Financial Network from 1988 to 1989, as Assistant Vice President of Firstar Trust Company from 1978 to 1987 and as Financial Analyst of Harco Holdings, Inc. from 1976 to 1978. Ms. Spear has earned the Chartered Financial Analyst designation. Through her experience as a director and trustee of mutual funds and her business experience, Ms. Spear is experienced with financial, accounting, regulatory and investment matters.

Darren R. Jackson. Mr. Jackson has served as a Director of the Company since November 2018. Mr. Jackson has been designated as an “audit committee financial expert.” Mr. Jackson served as a director and CEO of Advance Auto Parts, Inc. from 2008 to 2016. Prior to that, he served as the Executive Vice President and Chief Financial Officer of Best Buy Co., Inc. and held various senior positions with Nordstrom Full Line Department Stores, Inc. and Carson Pirie Scott & Company. Mr. Jackson began his career at KPMG LLP. Mr. Jackson has previous and current public company directorship experience and also currently serves on the boards of one private company as well as several non-profit organizations. Through his board, accounting and business experience, Mr. Jackson is experienced with audit, financial reporting and business matters.

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Leonard R. (Randy) Johnson. Mr. Johnson has served as a Director of the Company since May 2024. Mr. Johnson qualifies as an “audit committee financial expert.” Mr. Johnson joined Texas Mutual Insurance Company (“TMIC”) in 1995 as the Senior Vice President of Investments. Mr. Johnson’s Investments team is responsible for managing TMIC’s diversified investment portfolio. Mr. Johnson chairs TMIC’s Investment Committee and is a member of its Executive Council. Mr. Johnson has over 40 years of senior level investment, financial and management experience. Prior to joining TMIC, Mr. Johnson was Executive Vice President and Chief Investment Officer at a bank where he was responsible for the Capital Markets division and overall balance sheet management. Mr. Johnson began his career at KPMG LLP. Mr. Johnson is a Certified Public Accountant and a member of the Texas Society of CPAs. Through his investment, financial and management experience, Mr. Johnson is experienced with financial, accounting, and investment matters.

David J. Lubar. Mr. Lubar has served as a Director of the Company since November 2021 and previously served as a Director of the Company in 2018. Mr. Lubar has been designated as an “audit committee financial expert.” He serves as President, CEO and Director of Lubar & Co., a private investment firm. He began his career in 1977 at Norwest Bank (n/k/a Wells Fargo Bank), where he spent six years in commercial and correspondent banking. Mr. Lubar joined Lubar & Co. in 1983. He serves on the board of directors of Hallador Energy Company and Ixonia Bancshares as well as the Milwaukee Brewers and several other private companies. He also serves in many community leadership positions throughout the Milwaukee area. Through his board, investment and business experience, Mr. Lubar is experienced with financial, accounting, regulatory and investment matters.

Cory L. Nettles. Mr. Nettles has served as a Director of the Company since January 2008. He serves as an independent director of Weyco Group, Inc., a men’s footwear distributor, and Associated Banc-Corp. He also serves on the board of directors of American Family Insurance Mutual Holding Company. He previously served as a director of The PrivateBank, a financial institution, from January 2007 to October 2010. Mr. Nettles has served as Managing Director of Generation Growth Capital, Inc., a private equity fund, since 2007. He was Of Counsel at Quarles & Brady LLP, a law firm, from 2005 to 2016. Mr. Nettles served as Secretary of the Wisconsin Department of Commerce from 2003 to 2005. Through his experience with investment funds and public companies, his employment experience and his legal training and practice, Mr. Nettles is experienced with financial, accounting, legal, regulatory and investment matters.

Mary Ellen Stanek. Ms. Stanek has served as a Director of the Company since May 2025. She has more than 46 years of investment management experience. Ms. Stanek is a Managing Director and a member of the Board of Directors and Executive Committee of the Advisor. She was a founder of Baird Advisors, a department of the Advisor, and serves as Baird Advisors’ Chief Investment Officer Emeritus. She previously served as Co-Chief Investment Officer and Chief Investment Officer of Baird Advisors. Additionally, she previously served as President and CEO of Firstar Investment Research & Management Company. Ms. Stanek received her undergraduate degree from Marquette University (Magna Cum Laude, Phi Beta Kappa) and her graduate degree from the University of Wisconsin, Milwaukee. She earned the Chartered Financial Analyst designation in 1983 and is currently a member of the CFA Institute and the CFA Society of Milwaukee. Ms. Stanek brings significant investment industry, portfolio management and business experience to the Board, as well as institutional knowledge about the Company and the Advisor.

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Board Committees

The Board has two standing committees — an Audit Committee and a Nominating Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Company and meets at least semi‑annually. During the fiscal year ended December 31, 2024, the Audit Committee met two times. Darren R. Jackson (Chair), Leonard R. (Randy) Johnson, David J. Lubar, Cory L. Nettles, and Marlyn J. Spear, all of whom are Independent Directors, comprise the Audit Committee.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees to serve as Directors of the Company and meets as often as it deems necessary. During the fiscal year ended December 31, 2024, the Nominating Committee met once. Darren R. Jackson, Leonard R. (Randy) Johnson, David J. Lubar, Cory L. Nettles (Chair), and Marlyn J. Spear, each of whom is an Independent Director, comprise the Nominating Committee. The Nominating Committee will consider properly qualified candidates for the Board submitted by shareholders. Shareholders who wish to recommend a Director nominee may do so by submitting, in writing, the appropriate biographical information about the candidate to the Company’s Secretary or the Chairperson of the Nominating Committee.

Board Compensation

Each Independent Director receives an annual retainer of $200,000, plus $12,000 per Board meeting attended ($6,000 per meeting attended by telephone or other electronic means). In addition, each Director is reimbursed by the Company for travel and other expenses incurred in connection with attendance at such meetings. Committee members do not receive additional compensation for committee meetings attended. Ms. Spear receives an additional $15,000 in annual compensation in recognition of her service as Chair of the Board. Officers of the Funds receive no compensation or expense reimbursement from the Company or the Advisor for serving in such capacity, except that the Advisor pays compensation to Angela M. Palmer for her services as Chief Compliance Officer of the Funds. Neither the Company nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Company or Fund expenses. For the fiscal year ended December 31, 2024, each Independent Director received an annual retainer of $200,000, plus $12,000 per Board meeting attended, and the Directors received the following compensation from the Funds and other series of the Company:

Name of Director	Aggregate Compensation from Each Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors(1)
Independent Directors
John W. Feldt(2)	$8,267	$0	$0	$124,000
Darren R. Jackson	$17,333	$0	$0	$260,000
Leonard R. Johnson(3)	$13,600	$0	$0	$204,000
David J. Lubar	$17,333	$0	$0	$260,000
Cory L. Nettles	$17,333	$0	$0	$260,000
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Name of Director	Aggregate Compensation from Each Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors(1)
Marlyn J. Spear	$18,333	$0	$0	$275,000
Frederick P. Stratton, Jr.(2)	$8,267	$0	$0	$124,000
(1)During fiscal 2024, compensation received by the Directors for overseeing the five Funds discussed in this SAI totaled $91,665 for Marlyn J. Spear, $41,335 each for John W. Feldt and Frederick P. Stratton Jr., $86,665 each for Darren R. Jackson, Cory L. Nettles, and David J. Lubar and $68,000 for Leonard R. Johnson.
(2)Mr. Feldt and Mr. Stratton retired from the Board effective April 30, 2024.
(3)    Mr. Johnson became a Director of the Company on May 1, 2024.

Board Ownership of the Funds

As of December 31, 2024, none of the Independent Directors of the Funds owned securities beneficially or of record in the Advisor, the Subadvisor, the Distributor or any of their affiliates. As of December 31, 2024, Ms. Stanek was not a Director of the Company and is therefore not listed in the table below. As of December 31, 2024, the Directors beneficially owned the following amounts (by dollar range) in the Fund Complex (Note: the Directors only own Institutional Class shares):

Name of Fund	Darren R. Jackson	Leonard R. Johnson	David J. Lubar	Cory L. Nettles	Marlyn J. Spear

Mid Cap Growth Fund	Over $100,000	None	None	Over $100,000	$50,001-$100,000

Small/Mid Cap Growth Fund	None	None	None	Over $100,000	None

Equity Opportunity Fund	Over $100,000	None	None	$50,001-$100,000	None

International Growth Fund	None	None	None	Over $100,000	None

Global Growth Fund	None	None	None	Over $100,000	$10,001-$50,000

Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Director in Family of Investment Companies:

	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A control person is one who owns, beneficially or through controlled companies, more than 25% of the voting securities of a Fund or who acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of the management of a Fund. As of March 31, 2025, the Advisor, in its capacity as sponsor of the Baird Profit Sharing & Savings Plan and the Baird Non-Qualified Compensation Plan, and the Baird Foundation, an entity related to the Advisor, on a combined basis, owned a controlling ownership in the Baird Equity Opportunity Fund (a combined ownership of 71%).

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a class of a Fund. As of April 1, 2025, the following shareholders are known by the Funds to own of record or to beneficially own 5% or more of the outstanding shares of a class of a Fund:

Mid Cap Growth Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services LLC For the Exclusive Benefit of Our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 17310-1995	Institutional	32.94%	Record	Fidelity Global Brokerage Group, Inc.	DE
Nationwide Investment Services Corp. 1 Nationwide Plz # 1-33-401 Columbus, OH 43215-2239	Institutional	7.82%	Record	N/A	N/A
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1901	Institutional	7.64%	Record	N/A	N/A
Merrill Lynch Pierce, Fenner & Smith For the Sole Benefit of Its Customers 4800 Deer Lake Drive E Jacksonville, FL 32246-6484	Institutional	5.18%	Record	N/A	N/A
Attn NPIO Trade Desk DCGT as TTEE and/or Cust FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	Institutional	5.09%	Record	N/A	N/A
National Financial Services Corp. For the Exclusive Benefit of Our Customers Attn: Mutual Fund Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Investor	46.59%	Record	Fidelity Global Brokerage Group, Inc.	DE
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Mid Cap Growth Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1901	Investor	29.12%	Record	The Charles Schwab Corporation	DE
Empower Trust FBO Employee Benefit Clients 401K 8515 East Orchard Road, 2T2 Greenwood Village, CO 80111-5002	Investor	6.72%	Record	N/A	N/A
John Hancock Life Insurance Company RPS-Trading Ops, ST-4 Attn: JHRPS Trading Ops ST6 200 Berkeley Street Boston, MA 02116-5023	Investor	5.97%	Record	N/A	N/A

Small/Mid Cap Growth Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Attn NPIO Trade Desk DCGT as TTEE and/or Cust FBO PLIC Various Retirement Plans Omnibus 711 High Street Des Moines, IA 50392-0001	Institutional	13.44%	Record	N/A	N/A
Baird Profit Sharing & Savings Plan c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	13.37%	Beneficial	N/A	N/A
Empower Trust FBO Employee Benefit Clients 401K 8515 E Orchard Rd. 2T2 Greenwood Village, CO 80111-5002	Institutional	5.16%	Record	N/A	N/A
Dorothy K. Hyde TTEE Dorothy K. Hyde Survivors Trust U/A DTD 05/14/04 c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	67.38%	Beneficial	N/A	N/A
Keybank NA Restricted PRJ IRAT PRI USD P.O. Box 94871 Cleveland, OH 44101-4871	Investor	7.39%	Record	N/A	N/A
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Small/Mid Cap Growth Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Baird Trust Company TTEE FBO Wendy Gayle Korr ROTH IRA c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	5.50%	Beneficial	N/A	N/A
David Bone c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	5.33%	Beneficial	N/A	N/A

Equity Opportunity Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Attn NPIO Trade Desk DCGT as TTEE and/or CUST FBO PLIC Various Retirement Plans 711 High Street Des Moines, IA 50392-0001	Institutional	33.66%	Record	The Principal Financial Group	DE
Baird Profit Sharing & Savings Plan c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	33.66%	Beneficial	N/A	N/A
Baird Foundation c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202	Institutional	30.24%	Beneficial	N/A	N/A
Baird Non-Qualified Compensation Plan c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	7.41%	Beneficial	N/A	N/A
Reik Read TOD Per Beneficiary Designation U/A DTD 01/22/2020 c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	100.00%	Beneficial	N/A	N/A

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International Growth Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1901	Institutional	21.81%	Record	The Charles Schwab Corporation	DE
National Financial Services Corp. For the Exclusive Benefit of Our Customers Attn: Mutual Fund Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	Institutional	11.15%	Record	N/A	N/A
Lincoln Retirement Services Company P.O. Box 7876 Fort Wayne, IN 46801-7876	Investor	77.99%	Record	Lincoln National Life Insurance Company	IN
Wycliffe Bible Translator 403B Lincoln Retirement Services Company P.O. Box 7876 Fort Wayne, IN 46801-7876	Investor	77.99%	Beneficial	N/A	N/A
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1901	Investor	16.82%	Record	N/A	N/A

Global Growth Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Attn NPIO Trade Desk DCGT as TTEE and/or Cust FBO PLIC Various Retirement Plans 711 High Street Des Moines, IA 50392-0001	Institutional	10.45%	Record	N/A	N/A
Baird Profit Sharing & Savings Plan c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	10.42%	Beneficial	N/A	N/A
Baird Foundation c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202	Institutional	5.55%	Beneficial	N/A	N/A
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Global Growth Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Marjorie B. Walker TOD Per Beneficiary Designation U/A DTD 04/22/21 c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	28.86%	Beneficial	N/A	N/A
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1901	Investor	8.71%	Record	N/A	N/A
Ashley H School Anne Weston 457B NQDC ACCT FBO ANNE T WESTON c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	8.13%	Beneficial	N/A	N/A

As of March 31, 2025, the officers and Directors of the Company did not own any Investor Class shares of any Fund and beneficially owned (as the term is defined in Section 13(d) under the Securities and Exchange Act of 1934, as amended) less than 1% of the outstanding Institutional Class shares of the Mid Cap Growth Fund, Small/Mid Cap Growth Fund, Global Growth Fund and International Growth Fund and owned 5.99% of the outstanding Institutional Class shares of the Equity Opportunity Fund.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Fund, with the exception of the Equity Opportunity Fund. Subject to the general supervision of the Board and the Advisor, the Subadvisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Equity Opportunity Fund.

Equity securities are generally bought and sold in brokerage transactions placed on U.S. stock exchanges or in the over-the-counter market in exchange for negotiated brokerage commissions. Accordingly, the cost of transactions may vary among different brokers. With respect to over-the-counter transactions, the Advisor or Subadvisor will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.

Fixed income securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

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The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor or Subadvisor, in its sole discretion, believes such practice to be in a Fund’s interests. The Funds may also participate in exchange offers directly with the issuers of securities pursuant to which a Fund will receive new securities and, if applicable, additional compensation in exchange for eligible securities held by the Funds. Issuer exchange offers may be subject to risks of settlement delays and counterparty risks, among other risks applicable to the particular security being acquired.

The investment advisory or sub-advisory agreement between the Company and the Advisor or Subadvisor provides that, in executing portfolio transactions and selecting brokers or dealers, the Advisor or Subadvisor will seek to obtain the most favorable prices and at reasonable commission rates. In assessing the best overall terms available for any transaction, the Advisor or Subadvisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the advisory agreement authorizes the Advisor or Subadvisor to cause the Funds to pay commissions for research and brokerage services, a practice commonly referred to as “soft dollars.” The Advisor and Subadvisor have each adopted a soft dollar policy requiring it to undertake an analysis to determine whether a research product or service falls within the Section 28(e) safe harbor. First, the Advisor or Subadvisor must determine whether the product or service constitutes eligible research services under Section 28(e). Second, the Advisor or Subadvisor must determine whether the product or service actually provides lawful and appropriate assistance in the performance of the Advisor or Subadvisor’s investment decision-making responsibilities. Third, the Advisor or Subadvisor must make a good faith determination that the amount of the commissions paid by the Funds and other clients of the Advisor or Subadvisor is reasonable in light of the value of the research and brokerage products and services provided by the broker-dealer effecting the transaction.

The types of research services that generally are considered eligible under Section 28(e) and that provide lawful and appropriate assistance to the Advisor or Subadvisor in performing their investment decision-making responsibilities may consist of advice, either directly or through publications or writings, as to the value of securities or the advisability of purchasing or selling securities; or analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, as well as political factors and other topics related to securities and financial markets. Typical items that qualify as eligible research include: research reports analyzing the historical or prospective performance of a particular company or stock; discussions with research analysts regarding the advisability of investing in securities; meetings with corporate executives arranged by a broker-dealer to obtain oral reports on the performance of a company; seminars and conferences to the extent they provide substantive content relating to issuers, industries or securities; portfolio analysis software; financial, trade, industry and investment-related publications marketed to a narrow audience; and market, economic, political, company-specific and other data providing substantive content. The research services may be proprietary research offered by the broker or dealer executing a trade or research offered by third parties through the executing broker or dealer. The Advisor and Subadvisor have determined that all of the research products and services purchased through the use of commissions paid out of the Funds’ and other clients’ accounts constitute eligible research services under Section 28(e), and provide lawful and appropriate assistance to the Advisor or Subadvisor, in the performance of its investment decision-making responsibilities with respect to those accounts.

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The table below shows aggregate total commissions paid by each Fund to broker-dealers that provided research services to the Advisor and Subadvisor, as applicable, for the year ended December 31, 2024 and the aggregate total principal value of those transactions.

Fund	Aggregate Total Research Commissions Paid to Broker-Dealers	Aggregate Total Principal Value of Research Transactions
Mid Cap Growth Fund	$556,846	$2,252,252,827
Small/Mid Cap Growth Fund	$93,181	$267,090,027
Equity Opportunity Fund	$85,427	$98,390,772
Chautauqua International Growth Fund	$110,818	$158,870,247
Chautauqua Global Growth Fund	$29,188	$51,281,107

Some broker-dealers indicate the amount of commissions they expect to receive in exchange for the provision of a particular research service. Although the Advisor and Subadvisor do not agree to direct a specific amount of commissions to a firm in that circumstance, each firm maintains internal procedures (described in the paragraphs below) to identify the broker-dealers that provide the Advisor or Subadvisor with research services and the value of those research services, and seek to direct sufficient commissions to ensure the continued receipt of research services they feel are valuable.

The Advisor and Subadvisor seek to allocate brokerage commissions to broker-dealers in a way that, in the Advisor or Subadvisor’s judgment, reflects the quality and consistency of service provided by broker-dealers and research service providers. At the beginning of each year, a commission budget is established by the Advisor. The Advisor’s investment professionals then jointly determine which broker-dealers will be eligible to execute client transactions and establish a target commission amount for each such broker-dealer based upon the total commission budget. The Advisor’s or Subadvisor’s investment professionals periodically conduct broker evaluations or broker votes to assist in evaluating the research and execution services received from each broker-dealer. The Advisor’s investment professionals generally take into consideration the following criteria: execution quality, trade errors, quality of research, and access to analysts and company management. The Advisor then makes adjustments to target commission amounts, if any, and adds or removes broker-dealers based upon the voting results. The Advisor’s managed account trading desk takes the commission budget and voting into consideration, as part of the Advisor’s obligation to seek best execution, when selecting broker-dealers to execute portfolio transactions for the Funds and the Advisor’s other clients. To the extent more than one broker-dealer is considered capable of providing best execution for a particular transaction, the Advisor or Subadvisor may direct the transaction to a broker-dealer based upon the target commission amounts then in effect. In seeking best execution for the Equity Opportunity Fund, the Subadvisor considers the full range of the broker’s services, including the value of research provided and execution capability, commission rate, financial responsibility and responsiveness.

Supplementary research information received from broker-dealers or research providers is in addition to, and not in lieu of, services required to be performed by the Advisor or Subadvisor and does not reduce the advisory fees payable to them by the Funds. The Board will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. Research services furnished by firms through which a Fund effects its securities transactions may be used by the Advisor or Subadvisor in servicing all of the firm’s accounts; not all of such services may be used by the Advisor or Subadvisor in connection with the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, a
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Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account(s). Additionally, a Fund may pay a higher brokerage commission to brokers than might be charged by a different broker, in recognition of the value of the research or services received.

Brokerage may not be allocated based on the sale of Fund shares. The Board, including a majority of the Independent Directors, has adopted policies and procedures designed to ensure that the selection of brokers is not influenced by considerations about the sale of Fund shares.

Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Advisor or Subadvisor, or an affiliated person of the Advisor or Subadvisor (as such term is defined in the 1940 Act), acting as principal. However, pursuant to SEC rules, the Funds may engage the Advisor or Subadvisor or an affiliate of the Advisor or Subadvisor to act as broker in connection with purchases or sales of portfolio securities effected on an agency basis. To date, the Funds have not done so. The Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, Subadvisor or an affiliated person is a member, except to the extent permitted by the SEC. The Funds may purchase securities through underwritings in which the Advisor, Subadvisor or an affiliate is a participant in accordance with the Funds’ affiliated underwriting procedures, which generally require that the Advisor, Subadvisor or the participating affiliate be carved out from any compensation related to an affiliated Fund participation in the offering.

The Advisor and Subadvisor manage other accounts in addition to the Funds and many of those accounts hold and invest in the same securities as the Funds. The Advisor or Subadvisor allocate investment opportunities across the Funds and the firm’s other similarly managed accounts in a fair and equitable manner, with no account(s) being favored over others. In making investment allocations, the Advisor or Subadvisor consider the clients’ investment goals and restrictions, uninvested cash, sector and issuer diversification, anticipated cash flows, risk tolerances, portfolio size and other relevant factors.

The Advisor or Subadvisor may, when appropriate, aggregate purchases or sales of securities and allocate such trades among multiple client accounts, including the Funds. The Advisor or Subadvisor will aggregate orders when they believe it will be advantageous to do so, such as the possibility of obtaining more favorable execution and prices. However, in some instances, bunching an order for a Fund with orders for other client accounts may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund because the Fund’s order is being shared with other accounts. Aggregated orders that can only be partially filled will typically be allocated on a pro rata basis, subject to de minimis requirements. Each account participating in an aggregated order will receive the same average price.

For the fiscal years ended December 31, 2024, 2023 and 2022, the following brokerage commissions were paid by the Funds:

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Brokerage Commissions Paid During Fiscal Periods Ended December 31,
	2024	2023		2022
Mid Cap Growth Fund	$557,027	$592,974	(1)	$333,585
Small/Mid Cap Growth Fund	$93,181	$99,153		$79,290
Equity Opportunity Fund	$89,108	$78,144		$79,916
International Growth Fund	$238,737	$198,071		$170,976
Global Growth Fund	$51,851	$54,946		$51,661
(1)The increase in brokerage commissions in 2023 was primarily due to changes coming out of the Russell Index reconstitution which caused increased trading in the Mid Cap Growth Fund.

The Funds did not pay any commissions to brokers who were affiliated with the Funds or the Advisor during the past three fiscal years.

The Funds are required to identify any securities of their “regular brokers or dealers” that a Fund has acquired during its most recent fiscal year. The Funds did not acquire securities of their regular brokers or dealers or their parents during fiscal year 2024.

INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Services

Investment Advisor

Robert W. Baird & Co. Incorporated

Robert W. Baird & Co. Incorporated (“Baird”), located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, is the investment advisor to the Funds. The Advisor is an investment advisory and brokerage firm formed in the state of Wisconsin on December 29, 1919. Baird is owned indirectly by its employees through several holding companies. Baird is owned directly by Baird Financial Corporation (“BFC”). BFC is, in turn, owned by Baird Financial Group, Inc. (“BFG”), which is the ultimate parent company of Baird. Employees of Baird own substantially all of the outstanding stock of BFG.

Baird serves as the investment advisor to the Mid Cap Growth Fund, Small/Mid Cap Growth Fund, International Growth Fund and Global Growth Fund pursuant to an investment advisory agreement dated September 29, 2000, as amended, and to the Equity Opportunity Fund pursuant to an investment advisory agreement dated December 12, 2021 (each, the “Advisory Agreement”).

Each Advisory Agreement continues from year-to-year, subject to the annual approval (a) by a majority of the Independent Directors and (b) by either the full Board or by the Fund’s shareholders. The Advisory Agreement terminates in the event of assignment and generally may be terminated by either party if certain conditions are met, without penalty, on a 60-day notice.

Under the terms of the Advisory Agreement, the Advisor supervises the management of the Funds’ investments and business affairs, subject to the supervision of the Board. The Advisor has agreed to pay all expenses incurred by it in connection with its advisory activities. These expenses do not include the cost of securities and other investments purchased or sold for the Funds and do not include brokerage commissions and any other transaction charges. Brokerage commissions and other transaction charges are included in the cost basis of the securities and other investments.
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As compensation for its advisory services, the Mid Cap Growth Fund, Small/Mid Cap Growth Fund, International Growth Fund and Global Growth Fund pay to the Advisor a monthly management fee at the annual rate of 0.75% and the Equity Opportunity Fund pays to the Advisor a monthly management fee at the annual rate of 1.25% of the Fund’s average daily net assets. From time to time, the Advisor may voluntarily waive all or a portion of its management fee for the Funds.

As described in the Prospectus, the Advisor has contractually agreed to waive its management fee and/or reimburse Fund expenses so as to limit the total annual fund operating expenses, including fees and expenses incurred by each Fund in connection with a Fund’s investments in other investment companies and interest expense, but excluding taxes, brokerage commissions and extraordinary items of the Mid Cap Growth Fund, Small/Mid Cap Growth Fund, Equity Opportunity Fund, International Growth Fund and Global Growth Fund to an annual rate of 0.85%, 0.85%, 1.25%, 0.80% and 0.80%, respectively, for the Institutional Class and 1.10%, 1.10%, 1.50%, 1.05% and 1.05%, respectively, for the Investor Class, through at least April 30, 2026 for each Fund. The Advisor’s obligation to assume the fees and expenses incurred by the Funds in connection with their investment in other investment companies applies to the extent such amounts, in aggregate, exceed 0.0049% of a Fund’s average daily net assets on an annual basis. With respect to the Mid Cap Growth, Small/Mid Cap Growth, International Growth and Global Growth Funds, the Advisor can recapture any expenses or fees it has waived or reimbursed within a three-year period, provided that the aggregate amount actually paid by the Fund toward the operating expenses in any month (taking into account the recoupment) will not cause the Fund to exceed the lesser of: (1) the expense cap in place at the time of the fee waiver and/or expense reimbursement; or (2) the expense cap in place at the time of the recoupment. However, the Funds are not obligated to pay any such waived fees more than three years after the fees were waived or reimbursed. The Advisor is not entitled to recoup any fees waived and/or expenses reimbursed under the expense limitation agreement for the Equity Opportunity Fund.

For the fiscal years ended December 31, 2024, 2023 and 2022, the Funds paid the following management fees to the Advisor under the Advisory Agreement:

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Fiscal Period Ended	Management Fee	Waiver	Management Fee after Waiver

Mid Cap Growth Fund
December 31, 2024	$17,280,508	$0	$17,280,508
December 31, 2023	$16,813,519	$0	$16,813,519
December 31, 2022	$15,372,761	$0	$15,372,761

Small/Mid Cap Growth Fund
December 31, 2024	$1,324,047	$(134,659)	$1,189,388
December 31, 2023	$1,238,404	$(115,155)	$1,123,249
December 31, 2022	$1,135,432	$(189,890)	$945,542

Equity Opportunity Fund
December 31, 2024	$812,811	$(309,540)	$503,271
December 31, 2023	$747,755	$(267,698)	$480,057
December 31, 2022	$720,409	$(274,931)	$445,478

International Growth Fund
December 31, 2024	$7,202,293	$(416,113)	$6,786,180
December 31, 2023	$4,834,135	$(357,653)	$4,476,482
December 31, 2022	$3,473,871	$(315,901)	$3,157,970

Global Growth Fund
December 31, 2024	$2,701,118	$(219,751)	$2,481,367
December 31, 2023	$2,219,692	$(243,392)	$1,976,300
December 31, 2022	$2,048,150	$(317,746)	$1,730,404

The Advisor may act as an investment advisor and administrator to other persons, firms or corporations (including investment companies), and may have numerous advisory clients in addition to the Funds.

Subadvisor

Greenhouse Funds LLLP

The Advisor has entered into an investment sub-advisory agreement with Greenhouse Funds LLLP, a Delaware limited liability limited partnership located at 605 South Eden Street, Suite 250, Baltimore, MD 21231, on behalf of the Equity Opportunity Fund. Management and control of the Subadvisor are vested exclusively in its general partner (Greenhouse GP LLC), subject to certain consent rights of BFC, which has a minority ownership interest in the Subadvisor and representation on the board of managers of its general partner. Joseph Milano owns a minority ownership interest in the Subadvisor and 100% of its general partner. Therefore Mr. Milano may be deemed to control Greenhouse. In addition, through BFC’s ownership of the Subadvisor, representation on the board of managers of the Subadvisor’s general partner and certain consent rights, the Advisor and Subadvisor are affiliated.

Under the sub-advisory agreement, the Subadvisor manages the investment and reinvestment of the Equity Opportunity Fund’s assets subject to the general supervision of the Advisor and the Board of
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Directors. For its services to the Fund, the Subadvisor receives compensation from the Advisor at an annual rate of 1.00% of the Fund’s average daily net assets. The Advisor pays the sub-advisory fees out of its own advisory fee.

The sub-advisory agreement will remain in effect for an initial two-year period beginning on its effective date and from year to year thereafter, subject to the annual approval by (a) the vote of a majority of the Board, including a majority of the directors who are not “interested persons,” as defined under the 1940 Act or (b) the vote of a majority of the outstanding “voting securities,” as defined under the 1940 Act, of the Equity Opportunity Fund. The sub-advisory agreement may be terminated at any time, without payment of a penalty, (a) by the vote of a majority of the Board, by the vote of a majority of outstanding voting securities of the Fund or by the Subadvisor, in each case upon not more than 60 days’ written notice or (b) by the Subadvisor upon not less than 120 days’ written notice to the Advisor, the Company, and the Fund. The sub-advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act.

The Advisor and Subadvisor have entered into a services agreement with respect to the Equity Opportunity Fund. The agreement provides that the Subadvisor’s investment personnel will provide marketing assistance to the Advisor with respect to the Fund and sets forth the parties’ compliance obligations and provisions related to trade allocation and the Subadvisor’s right to close the Fund to new investors or additional investments if needed to effectively provide subadvisory services to the Fund.

Potential Conflicts of Interest

The Advisor and Greenhouse are affiliates, which may present certain potential conflicts of interest. The Advisor’s retention of Greenhouse presents a potential conflict of interest because the Advisor may have financial and non-financial incentives for selecting Greenhouse over other subadvisors. An investment adviser may be inclined to act in its own interest by recommending to shareholders the services of an affiliated subadvisor that provide benefits to the investment advisor, instead of recommending the services of a subadvisor that is in the best interest of the shareholders. Greenhouse benefits from the subadvisory fees paid out of the Advisor’s advisory fees. In addition, the Advisor or its affiliates will benefit from the net advisory fee retained by the Advisor and also indirectly from the subadvisory fee paid by the Advisor to Greenhouse. However, the Advisor, in recommending to the Board the retention of Greenhouse as Subadvisor, has a fiduciary duty to act in the best interests of its clients, including the Equity Opportunity Fund and its shareholders. The Advisor has a duty to recommend that Greenhouse be selected, retained, or replaced only when the Advisor believes it is in the best interests of the Fund’s shareholders. In addition, the Board of Directors of the Company maintains ultimate oversight over the Fund and its advisory and subadvisory arrangements.

Proxy Voting Policies

The Board has adopted proxy voting policies and procedures that delegate the authority to vote proxies to the Advisor, subject to the supervision of the Board. The Board has authorized the Advisor and Subadvisor to retain a third-party proxy voting service, such as Institutional Shareholder Services, Inc. (“ISS”), to provide recommendations on proxy votes should they choose to do so. The Board has approved the proxy voting policies and procedures of the Advisor and Subadvisor for the Funds it
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manages. The Board monitors the implementation of these policies and procedures to ensure that the Advisor and Subadvisor’s voting decisions:

•are consistent with the Advisor’s and Subadvisor’s fiduciary duty to the Funds and their shareholders;
•seek to maximize shareholder return and the value of Fund investments;
•promote sound corporate governance; and
•are consistent with each Fund’s investment objective and policies.

Each Fund’s proxy voting record for the most recent 12‑month period ended June 30, if applicable, is available without charge, either upon request, by calling toll-free, 1‑866‑442-2473, by accessing the Funds’ website at www.bairdfunds.com, and by accessing the SEC’s website at http://www.sec.gov.

Proxy Voting Policies – Advisor
The Advisor’s proxy voting policies and procedures provide that the Advisor will typically vote proxies in accordance with the recommendations made by the independent proxy voting service and in the best interest of clients and Fund shareholders. However, because the independent proxy voting service’s guidelines are not exhaustive, do not address all potential voting issues and do not necessarily correspond with the opinions of the portfolio managers, there may be instances where the Advisor may not vote strictly according to the ISS’ guidelines. In such a case, the Advisor submits the matter to its proxy voting committee.

In situations where there is a potential conflict of interest and the independent proxy voting service does not provide a recommendation or there is a proxy challenge, Baird’s Proxy Voting Committee will determine the nature and materiality of the conflict.

•If the conflict is determined to not be material, the Committee will vote the proxy in a manner the Committee believes is in the best interests of the client and without consideration of any benefit to Baird or its affiliates.
•If the potential conflict is determined to be material, Baird’s Proxy Voting Committee will take one of the following steps to address the potential conflict:
(1)cast the vote in accordance with the recommendations of an independent third party, such as ISS;
(2)refer the proxy to the client or to a fiduciary of the client for voting purposes;
(3)suggest that the client engage another party to determine how the proxy should be voted;
(4)if the matter is not addressed by the independent proxy voting service, vote in accordance with management’s recommendation; or
(5)abstain from voting.

Proxy Voting Policies – Subadvisor
The Subadvisor has adopted Proxy Voting Policies and Procedures (the "Procedures") that are designed to ensure that in cases where the Subadvisor votes proxies with respect to client securities, such proxies are voted in the best interests of its clients. In voting proxies, the Subadvisor generally votes in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated). Generally, the Subadvisor will vote against proposals that make it more difficult to replace members of a board of directors. For all other proposals, the Subadvisor will determine whether a
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proposal is in the best interests of its clients and may take into account the following factors, among others: (i) whether the proposal was recommended by management and Subadvisor’s opinion of management; (ii) whether the proposal acts to entrench existing management; and (iii) whether the proposal fairly compensates management for past and future performance.

The Procedures also require that the Subadvisor identify and address conflicts of interest between the Subadvisor and its clients. In situations where the Subadvisor’s interests conflict, or appear to conflict, with client interests, the Subadvisor will take one of the following steps to resolve the conflict:

•Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party;
•Refer the proxy to the client or a fiduciary of the client for voting purposes;
•Vote the securities in accordance with the best interest of clients, as determined in good faith by the Subadvisor, without consideration of any benefit to the Subadvisor, or its affiliates; or
•If the securities are held by a registered investment company account, disclose the conflict to the registered investment company’s Board and obtain their direction as to how to vote the proxies.

Codes of Ethics

The Company, the Advisor and the Distributor have adopted a joint written Code of Ethics under Rule 17j‑1 of the 1940 Act. The Code of Ethics governs the personal securities transactions of directors, officers and employees who may have access to current trading information of the Funds. The Code of Ethics permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds, subject to certain restrictions. The Code of Ethics includes pre‑clearance, reporting and other procedures to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Funds.

The Code of Ethics also includes confidentiality and fiduciary provisions applicable to the Directors and officers of the Company. From time to time, Directors of the Company may serve on the board of directors of public companies in which the Funds invest. The Code of Ethics provides that Directors are required to notify the Funds’ CCO before they accept a directorship of a public company, and Directors are required to refrain from discussing such company or sharing any non-public information learned in the Director’s capacity as a director of another company with any personnel of the Company.

The Subadvisor has adopted a written Code of Ethics under Rule 17j-1 of the 1940 Act. The Code is designed to address certain potential conflicts of interest that may arise in connection with the operation of the Subadvisor’s investment advisory activities, including conflicts arising in connection with the personal trading activities of the Subadvisor’s personnel. The Code applies to any member, director, officer or employee of the Subadvisor who has access to nonpublic information regarding the portfolio holdings of the Equity Opportunity Fund. The Code allows such persons to invest in certain securities for their personal accounts, including securities that may be purchased or held by the Fund in limited circumstances, subject to certain restrictions. The Code also imposes pre-clearance requirements under certain circumstances and includes reporting requirements designed to ensure that such transactions are consistent with the Subadvisor’s fiduciary obligations.

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Fund Accounting and Fund Administration

The Funds have entered into a fund accounting servicing agreement and a fund administration servicing agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), under which Fund Services has agreed to maintain the financial accounts and records of the Funds in compliance with the 1940 Act and to provide other accounting services to the Funds. Fund Services also provides administration services (including blue sky services) to the Funds. Administration services include, but are not limited to, day-to-day administration of matters necessary to the Funds’ operations, maintenance of their records, financial and tax reporting, preparation of reports, compliance testing of the Funds’ activities and preparation of periodic updates of the registration statement under federal and state laws. For fund accounting and fund administration services, Fund Services receives from each Fund a fee, calculated daily and paid monthly. From time to time, Fund Services may be an affiliated person of an affiliated person of the Company due to the affiliation with U.S. Bank described below.

For the fiscal years ended December 31, 2024, 2023 and 2022, the Funds paid the following fund accounting and administration fees to Fund Services:

Fund Accounting and Administration Fees Paid During Fiscal Periods Ended December 31,
	2024	2023	2022
Mid Cap Growth Fund	$142,645	$154,167	$141,217
Small/Mid Cap Growth Fund	$42,280	$45,387	$41,789
Equity Opportunity Fund	$36,769	$40,006	$34,106
International Growth Fund	$87,394	$76,085	$65,754
Global Growth Fund	$58,552	$57,130	$58,501

Custodian

U.S. Bank, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian of the Funds’ assets. From time to time, U.S. Bank may be considered an “affiliated person” of the Company for purposes of the 1940 Act as a result of certain of U.S. Bank’s fiduciary accounts for which it has investment authority and/or voting authority collectively acquiring 5% or more of the shares of one or more series of the Company. Under the custody agreement between U.S. Bank and the Funds (the “Custody Agreement”), U.S. Bank has agreed to (i) maintain separate accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of a Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties; (v) make periodic reports to the Company concerning the Funds’ operations; and (vi) serve as the Funds’ foreign custody manager. U.S. Bank may, at its own expense, open and maintain a custody account or accounts on behalf of the Funds with other banks or trust companies, provided that U.S. Bank shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation. U.S. Bank and Fund Services are affiliates. U.S. Bank and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest. Sub-custodians may provide custodial services for assets of the Funds held outside the U.S.

For the fiscal years ended December 31, 2024, 2023 and 2022, the Funds paid the following custody fees to U.S. Bank:
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Custody Fees Paid During Fiscal Periods Ended December 31,
	2024	2023	2022
Mid Cap Growth Fund	$22,376	$23,170	$19,464
Small/Mid Cap Growth Fund	$3,592	$3,272	$4,349
Equity Opportunity Fund	$12,803	$8,205	$9,109
International Growth Fund	$140,661	$99,814	$69,493
Global Growth Fund	$42,326	$40,126	$30,873

Transfer Agent

U.S. Bancorp Fund Services, LLC or Fund Services, as defined above, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for the Funds under a transfer agent servicing agreement (the “Transfer Agent Servicing Agreement”). As transfer and dividend disbursing agent, Fund Services has agreed to (i) issue and redeem shares of the Funds; (ii) make dividend payments and other distributions to shareholders of the Funds; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds.

For the fiscal years ended December 31, 2024, 2023 and 2022, the Funds paid the following transfer agency fees to Fund Services:

Transfer Agency Fees Paid During Fiscal Periods Ended December 31,
	2024	2023	2022
Mid Cap Growth Fund	$819,034	$917,258	$813,629
Small/Mid Cap Growth Fund	$32,414	$30,580	$30,742
Equity Opportunity Fund	$24,128	$24,375	$21,914
International Growth Fund	$315,921	$222,864	$127,782
Global Growth Fund	$52,502	$58,563	$52,624

Financial Intermediaries

In addition to the fees that the Funds pay to the Transfer Agent, from time to time, the Funds pay, directly or indirectly, amounts to financial intermediaries that provide transfer agent-type and/or other administrative services relating to the Funds, to their customers, or other persons who beneficially own interests in the Funds (collectively, sub-transfer agent services”) whose shares are held of record in omnibus, networked or other group accounts or accounts traded through registered securities clearing agents. Sub-transfer agent services may include, among other things, sub‑accounting services, transfer agent‑type services, recordkeeping, answering inquiries relating to the Funds, transmitting, on behalf of the Funds, proxy statements, annual reports, updated prospectuses and other communications regarding the Funds, and related services as the Funds or the intermediaries’ customers or such other persons may reasonably request.

Sub-transfer agent fees paid by the Funds are included in the total amount of “Other Expenses” listed in the Funds’ Fees and Expenses table in the Prospectus.
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PORTFOLIO MANAGERS

Other Accounts Managed by the Portfolio Managers of the Funds

As described in the Prospectus under “Portfolio Managers”, Charles F. Severson and Kenneth M. Hemauer are co-portfolio managers of the Mid Cap Growth Fund and are jointly responsible for the day-to-day management of the Mid Cap Growth Fund. Unless otherwise indicated, they are jointly responsible for the day-to-day management of the other accounts set forth in the following table. Jonathan Good is the portfolio manager of the Small/Mid Cap Growth Fund. Joseph Milano is the portfolio manager of the Equity Opportunity Fund. Jesse A. Flores, Haicheng Li and Nathaniel R. Velarde are portfolio managers of the International Growth Fund and the Global Growth Fund and are jointly responsible for the day-to-day management of the International Growth Fund and the Global Growth Fund.

The following provides information regarding other accounts managed by the portfolio managers as of December 31, 2024. The number of accounts listed in the following table includes accounts managed by the Advisor on a wrap-fee basis.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Mid Cap Growth Fund

Charles F. Severson
Other Registered Investment Companies	1	$138,765,258	—	$0
Other Pooled Investment Vehicles	—	$0	—	$0
Other Accounts(1)	526	$688,523,111	—	$0

Kenneth M. Hemauer
Other Registered Investment Companies	1	$138,765,258	—	$0
Other Pooled Investment Vehicles	—	$0	—	$0
Other Accounts(2)	525	$699,613,534	—	$0

Small/Mid Cap Growth Fund

Jonathan Good
Other Registered Investment Companies	—	$0	—	$0
Other Pooled Investment Vehicles	1	$94,281,726	—	$0
Other Accounts	19	$7,899,509	—	$0

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Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Equity Opportunity Fund

Joseph Milano
Other Registered Investment Companies	1	$66,000,000	1	$66,000,000
Other Pooled Investment Vehicles	5	$1,700,000,000	5	$1,700,000,000
Other Accounts	3	$406,000,000	3	$406,000,000

International Growth Fund & Global Growth Fund

Jesse A. Flores
Other Registered Investment Companies	1	$131,332,555	—	$0
Other Pooled Investment Vehicles	3	$197,537,144	1	$179,894,673
Other Accounts	2	$1,224,255	—	$0

Haicheng Li
Other Registered Investment Companies	1	$131,332,555	—	$0
Other Pooled Investment Vehicles	3	$197,537,144	1	$179,894,673
Other Accounts	2	$1,224,255	—	$0

Nathaniel R. Velarde
Other Registered Investment Companies	1	$131,332,555	—	$0
Other Pooled Investment Vehicles	3	$197,537,144	1	$179,894,673
Other Accounts	2	$1,224,255	—	$0

(1)Includes accounts that Mr. Severson manages jointly with other portfolio managers of the Advisor.
(2)Includes accounts that Mr. Hemauer manages jointly with other portfolio managers of the Advisor.

The Advisor, Subadvisor and their individual portfolio managers advise multiple accounts for numerous clients. In addition to the Funds, these accounts include separate accounts, collective trusts, private funds and a portion of a state 529 education savings plan portfolio. The Advisor and Subadvisor manage potential conflicts of interest between a Fund and other types of accounts through trade allocation policies and oversight by the Advisor and Subadvisor’s investment management departments and compliance departments. Allocation policies are designed to address potential conflicts of interest in situations where two or more Funds and/or other accounts participate in investment transactions involving the same securities.

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Compensation of Portfolio Managers

The following is a description of the Advisor’s and Subadvisor’s portfolio manager compensation as of December 31, 2024. The Advisor compensates portfolio managers with a base salary and an annual incentive bonus. A portfolio manager’s base salary is generally a fixed amount based on level of experience and responsibilities. A portfolio manager’s bonus is generally based on the investment performance of accounts managed by the portfolio manager, including the Funds, the revenues and overall profitability of the Advisor, asset inflows and retention of assets under the portfolio manager’s management. A Fund’s performance is measured relative to its peer group and/or the performance of the benchmark index listed in the Fund’s prospectus and is measured on a three-year and/or five-year basis. The Subadvisor’s portfolio manager’s annual compensation consists of a base salary and a percentage (equal to his ownership of the Subadvisor) of the Subadvisor’s overall profitability (consisting of all management, advisory and sub-advisory fees received from accounts including the Fund managed by the Subadvisor less expenses, plus performance fees for all accounts managed by the Subadvisor that pay such fees).

Portfolio managers of the Advisor also may own and may be offered an opportunity to purchase or sell common stock in BFG. Portfolio managers of the Advisor may also own and may be offered an opportunity to purchase or sell shares in private equity offerings sponsored by the Advisor.

Ownership of Fund Shares by Portfolio Managers

The table below sets forth the dollar range of equity securities in the Funds beneficially owned as of December 31, 2024 with respect to each of the other portfolio managers:

Portfolio Manager	Dollar Range of Equity Securities in the:

Mid Cap Growth Fund
Kenneth M. Hemauer	Over $1,000,000
Charles F. Severson	Over $1,000,000

Small/Mid Cap Growth Fund
Jonathan Good	$500,001 - $1,000,000

Equity Opportunity Fund
Joseph Milano	Over $1,000,000

International Growth Fund
Haicheng Li	Over $1,000,000
Nathaniel R. Velarde	Over $1,000,000
Jesse A. Flores	$100,001 - $500,000

Global Growth Fund
Haicheng Li	Over $1,000,000
Nathaniel R. Velarde	$500,001 - $1,000,000
Jesse A. Flores	$100,001 - $500,000
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The above ownership information relates only to the Institutional Class shares of the Funds.

DISTRIBUTOR

Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, also serves as the principal underwriter and distributor for shares of the Funds pursuant to a Distribution Agreement with the Company dated September 26, 2000, as amended (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”). The offering of the Funds’ shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares. As compensation for its services under the Distribution and Shareholder Servicing Plan (the “Plan”), discussed below, the Distributor may retain all or a portion of the Rule 12b-1 fees payable under the Plan.

During each of the fiscal years ended December 31, 2024, 2023 and 2022, the Distributor did not receive any net underwriting discounts or commissions on the sale of Fund shares, any compensation on the redemptions or repurchases of Fund shares, or any brokerage commissions from the Funds. The Distributor retained a portion of the Rule 12b-1 fees, as described below.

DISTRIBUTION PLAN

The Board, including a majority of the Independent Directors, adopted the Plan for the Investor Class shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by a Fund in connection with the distribution of Investor Class shares at an annual rate of 0.25% of the Fund’s average daily NAV attributable to the Investor Class. Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of Investor Class shares of the Fund, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials. To the extent any activity is one which a Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. The Plan is a “compensation plan” which means that payments under the Plan are based upon a percentage of average daily net assets attributable to the Investor Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases the Investor Class’s expenses from what they would otherwise be. A Fund may engage in joint distribution activities with other Baird Funds and to the extent the expenses are not allocated to a specific Baird Fund, expenses will be allocated based on the Fund’s net assets.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, and that the Plan may be continued from year‑to‑year only if the Board, including a majority of the Independent Directors, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

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Amounts Expensed Under the Plan

For the fiscal year ended December 31, 2024, the following amounts were paid by the Funds pursuant to the Plan:

Fund	12b-1 Payments Paid
Mid Cap Growth Fund	$364,064
Small/Mid Cap Growth Fund	$1,627
Equity Opportunity Fund	$7
International Growth Fund	$38,128
Global Growth Fund	$2,570

Of the amounts paid, payments were made for the following activities:

Actual Rule 12b‑1 Expenditures Incurred by the Funds During the Fiscal Year Ended December 31, 2024
Fund	Advertising/Marketing	Printing/Postage	Payment to Distributor	Payment to Dealers(1)	Compensation to Sales Personnel	Other	Total

Mid Cap Growth Fund	$0	$0	$0	$364,064	$0	$0	$364,064
Small/Mid Cap Growth Fund	$0	$0	$0	$1,627	$0	$0	$1,627
Equity Opportunity Fund	$0	$0	$0	$7	$0	$0	$7
International Growth Fund	$0	$0	$0	$38,128	$0	$0	$38,128
Global Growth Fund	$0	$0	$0	$2,570	$0	$0	$2,570

(1)Includes payments to Baird as a dealer.

Interests of Certain Persons

With the exception of the Advisor, in its capacity as the Funds’ investment advisor, principal underwriter and a selling dealer of Fund shares, and the Subadvisor, in its capacity as the Fund’s investment sub-advisor, no “interested person” of a Fund, as defined in the 1940 Act, and no Independent Director of the Company has or had a direct or indirect financial interest in the Plan or any related agreement.

Anticipated Benefits to the Funds

The Plan will continue in effect only if such continuance is approved annually by the Board, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Funds and have no direct or indirect financial interest in the Plan or any related agreements. The Board has determined that the Plan is likely to benefit Investor Class shares by providing an incentive for brokers, dealers and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to Investor Class shareholders. The Board also determined that the Plan is expected to enhance the Funds’ ability to sell Investor Class shares and access important distribution channels.
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Shareholder Servicing and Revenue Sharing Payments

The Advisor or Distributor, out of their own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to broker‑dealers and other financial intermediaries who market and sell shares of the Funds and/or who provide various administrative, sub‑accounting and shareholder services. These payments are in addition to the 12b‑1 fees payable out of Fund assets to firms that sell Investor Class shares. The payments may specifically be made in connection with the inclusion of the Funds in certain programs offered by broker‑dealers or other financial intermediaries, invitations to conferences and seminars held or sponsored by those firms, access to branch offices and sales representatives of those firms and opportunities to make presentations and provide information to them. Payments may be structured as a flat fee, a percentage of net sales or net assets (or a combination thereof) or a fee based on the number of underlying client accounts. The Distributor currently has agreements with the following firms, under which the Advisor or Distributor makes ongoing payments in lieu of, or in addition to, the 12b‑1 fee: American Enterprise Investment Services, Benefit Plans Administrative Services, Benefit Trust Company, Charles Schwab, Edward Jones, Fidelity (National Financial), J.P. Morgan, John Hancock, LPL Financial, Merrill Lynch (Financial Data Services), Morgan Stanley, MSCS Financial Services, National Rural Electric Cooperative, Pershing, PNC, Raymond James, Reliance Trust, T. Rowe, TIAA-CREF, UBS, Vanguard, Voya, and Wells Fargo. In some circumstances, the Funds may directly pay the intermediary for performing sub-transfer agency and related services to customers of financial intermediaries who hold shares of the Funds through omnibus accounts.

The Advisor may also pay cash or non‑cash compensation to sales representatives of broker‑dealers and other financial intermediaries in the form of occasional gifts, meals and entertainment, and pay for exhibit space or sponsorships at regional or national events of broker‑dealers and other financial intermediaries.

Referral Program

As indicated in the Prospectus, the Distributor has a referral program under which it may pay compensation to registered representatives of the Distributor for their efforts in selling Institutional Class shares of the Funds. Such compensation will not exceed 0.10% per year of the value of the Institutional Class share accounts for which the registered representative is responsible. Such compensation is only paid for referrals of non-ERISA institutional accounts and generally over a five-year period. In addition, registered representatives of the Distributor may receive payments under the Plan with respect to distribution and shareholder services for Investor Class shares of the Funds.

The prospect of receiving, or the receipt of additional payments or other compensation as described above may provide the Distributor’s registered representatives with an incentive to favor sales of shares of the Funds and other mutual funds whose affiliates offer similar compensation over the sale of shares of mutual funds that do not make such payments.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds do not provide or permit others to provide information about the Funds’ portfolio holdings to any third party on a selective basis, except as permitted by the Company’s policy regarding disclosure of portfolio holdings (the “Disclosure Policy”). Pursuant to the Disclosure Policy, the Company or the Advisor and the Subadvisor may disclose information about the Funds’ portfolio holdings only in the following circumstances:

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•Each Fund publicly discloses its portfolio holdings in its semi-annual and annual reports to shareholders, which are filed with the SEC on a semi-annual basis on Form N-CSR and mailed to shareholders approximately two months after the end of the fiscal year and six-month period.

•The Funds also file a complete schedule of portfolio holdings with the SEC for the first and third quarters of the Funds’ fiscal year on Part F of Form N-PORT. Portfolio holdings included in Part F of Form N-PORT become publicly available on the SEC’s website within 60 days after the end of that fiscal quarter.

•The Mid Cap Growth and Small/Mid Cap Growth Funds full portfolio holdings (showing number of shares and dollar values) as of month-end are posted on the Company’s website no earlier than five (5) business days after month-end.

•The Equity Opportunity Fund’s full portfolio holdings (showing number of shares and dollar values) as of quarter-end are posted on the Company’s website no earlier than forty-five (45) calendar days after quarter-end.

•The International Growth Fund’s and the Global Growth Fund’s full portfolio holdings (showing number of shares and dollar values) as of quarter-end are posted on the Company’s website no earlier than thirty (30) calendar days after quarter-end.

•The Funds may also provide portfolio holdings information to various ratings agencies, consultants, broker-dealers, investment advisers, financial intermediaries, investors and others, upon request, so long as such information, at the time it is provided, is posted on the Company’s website or otherwise publicly available.

A Fund may elect to not post its portfolio holdings on the Company’s website as described above if the Fund has a valid business reason for doing so. If a Fund makes such an election, the Fund’s portfolio holdings cannot be selectively disclosed to any person until such information is filed with the SEC or posted to the Company’s website.

In limited circumstances, for the business purposes described below, the Funds’ portfolio holdings may be disclosed to, or known by, certain third parties in advance of being filed with the SEC or their publication on the Company’s website.

•The Advisor or Subadvisor may disclose Fund portfolio holdings to the Funds’ service providers (administrator, fund accountant, custodian, transfer agent and independent pricing service) in connection with the fulfillment of their duties to the Funds. These service providers are required by contract with the Funds to keep such information confidential and not use it for any purpose other than the purpose for which the information was disclosed.

•The Advisor or Subadvisor may disclose Fund portfolio holdings to its vendors (including, without limitation, portfolio accounting system, proxy voting services, pricing services, attribution and analytics systems) in connection with the fulfillment of its duties to the Funds. These service providers are required by contract with the Advisor to keep such information confidential and not use it for any purpose other than the purpose for which the information was disclosed.

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•The Advisor may disclose Fund portfolio holdings to persons who owe a fiduciary duty or other duty of trust or confidence to the Funds, such as the Funds’ legal counsel and independent registered public accounting firm.

•Disclosure of portfolio holdings as of a particular date may be made in response to inquiries from consultants, prospective clients or other persons, provided that the recipient signs a confidentiality agreement prohibiting disclosure and misuse of the holdings information.

The Company is prohibited from entering into any other arrangements with third parties to disclose information regarding the Funds’ portfolio securities without (1) prior approval of the Advisor’s legal and compliance departments; and (2) the execution of a confidentiality agreement by the third parties. No compensation or other consideration may be received by the Funds or the Advisor or the Subadvisor in connection with the disclosure of portfolio holdings in accordance with this policy.

The Board has delegated to the CCO the responsibility to monitor the foregoing policy and to address any violations thereof. The CCO reports to the Board and the Board reviews any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of Fund shareholders and those of the Advisor, the Subadvisor or any other Fund affiliate.

ANTI-MONEY LAUNDERING PROGRAM

The Company has established an Anti‑Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”). In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, the designation of an anti‑money laundering compliance officer, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti‑money laundering procedures that require the reporting of suspicious and/or fraudulent activity, verifying the identity and beneficial owners, if applicable, of the new shareholders, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and undertaking a complete and thorough review of all new account applications. The Company will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified.

Pursuant to the USA PATRIOT Act and the Program, a Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or a Fund may be required to transfer the account or proceeds of the account to a governmental agency.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Cohen & Company, Ltd. (“Cohen & Co”), 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, has been selected as independent registered public accounting firm of the Funds. Cohen & Co audits and reports on the Funds' annual financial statements, reviews certain regulatory reports, and
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performs other auditing services for the Funds when engaged to do so. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., reviews the Fund's federal income tax returns and performs other tax services for the Funds when engaged to do so.

The audited financial statements for the Funds for the fiscal year ended December 31, 2024, together with the report of Cohen & Co, independent registered public accounting firm, that appear in the Funds’ Annual Report to Shareholders on Form N-CSR for the fiscal year ended December 31, 2024 are incorporated herein by reference.

COUNSEL

Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as legal counsel to the Company and to the Independent Directors, and has passed upon the legality of the shares offered by the Funds.

PERFORMANCE

From time to time, the yield and total return of Investor Class shares and Institutional Class shares of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders. Performance information is generally available by calling the Funds (toll‑free) at 1‑866‑442-2473.
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